Registration No. 333-17671
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                       POST-EFFECTIVE AMENDMENT NO. 24 TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
               of
AXA EQUITABLE LIFE INSURANCE COMPANY         Christopher M. Condron,
     (Exact Name of Trust)                   Chief Executive Officer
AXA EQUITABLE LIFE INSURANCE COMPANY     AXA Equitable Life Insurance Company
   (Exact Name of Depositor)               1290 Avenue of the Americas
  1290 Avenue of the Americas                New York, New York 10104
   New York, New York 10104             (Name and Address of Agent for Service)
(Address of Depositor's Principal
     Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

                 DODIE KENT                               with a copy to:
Vice President and Associate General Counsel        Christopher E. Palmer, Esq.
    AXA Equitable Life Insurance Company                Goodwin Procter LLP
         1290 Avenue of the Americas                901 New York Avenue, N.W.
          New York, New York 10104                    Washington, D.C. 20001

                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   on April 30, 2010  pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a) of Rule 485

|_|   on (   date    ) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 24 ("PEA") to the Form S-6 Registration Statement No. 333-17671 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplement to the Champion 2000 prospectus. The supplement contains year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Champion 2000 prospectus, or any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
Variable Life Insurance Policies
   IL Protector(R)
   Incentive Life Plus(R)
   Special Offer Policy
   Survivorship 2000
   Incentive Life(R) 2000
   Champion 2000
   Incentive Life(R)
PROSPECTUS SUPPLEMENT DATED MAY 1, 2010
--------------------------------------------------------------------------------


This prospectus supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(+) Together, the most recent prospectus you received and this prospectus supplement describe the policy, but are not the policy itself. The policy, which includes the policy form, the application and any applicable endorsements or riders, is the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the policy's provisions in this prospectus supplement is current as of the date of this prospectus supplement; however, because certain provisions may be changed after the date of this prospectus supplement in accordance with the policy, the description of the policy's provisions in this prospectus supplement is qualified in its entirety by the terms of the actual policy.

(1) ABOUT THE PORTFOLIOS OF THE TRUSTS.

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio. PLEASE SEE "INVESTMENT PORTFOLIOS" LATER IN THIS SUPPLEMENT FOR INFORMATION REGARDING FEES AND EXPENSES.




PORTFOLIOS OF THE TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME               SHARE CLASS    OBJECTIVE                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Class A        Seeks long-term capital appreciation.      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Class A        Seeks a high level of current income.      o AXA Equitable
AXA CONSERVATIVE-PLUS         Class A        Seeks current income and growth of         o AXA Equitable
 ALLOCATION                                  capital, with a greater emphasis on
                                             current income.
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AXA MODERATE ALLOCATION       Class A        Seeks long-term capital appreciation and   o AXA Equitable
                                             current income.
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AXA MODERATE-PLUS             Class A        Seeks long-term capital appreciation and   o AXA Equitable
 ALLOCATION                                  current income, with a greater emphasis
                                             on capital appreciation.
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



----------
(+) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

              Copyright 2010 AXA Equitable Life Insurance Company
                              All rights reserved.
                                                                   x02962/AGENCY

PORTFOLIOS OF THE TRUSTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME               SHARE CLASS    OBJECTIVE                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Class A        Seeks long-term growth of capital.         o AllianceBernstein L.P.
 EQUITY(+)                                                                              o AXA Equitable
                                                                                        o ClearBridge Advisors, LLC
                                                                                        o Legg Mason Capital Management, Inc.
                                                                                        o Marsico Capital Management, LLC
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MULTIMANAGER CORE BOND        Class B        Seeks a balance of high current income     o BlackRock Financial Management, Inc.
                                             and capital appreciation, consistent with  o Pacific Investment Management Company
                                             a prudent level of risk.                     LLC
                                                                                        o SSgA Funds Management, Inc.
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MULTIMANAGER INTERNATIONAL    Class B        Seeks long-term growth of capital.         o AllianceBernstein L.P.
 EQUITY                                                                                 o AXA Equitable
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o JPMorgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
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MULTIMANAGER LARGE CAP CORE   Class B        Seeks long-term growth of capital.         o AllianceBernstein L.P.
 EQUITY                                                                                 o AXA Equitable
                                                                                        o Janus Capital Management LLC
                                                                                        o Thornburg Investment Management, Inc.
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MULTIMANAGER LARGE CAP        Class B        Seeks long-term growth of capital.         o Goodman & Co. NY Ltd.
 GROWTH(+)                                                                              o SSgA Funds Management, Inc.
                                                                                        o T. Rowe Price Associates, Inc.
                                                                                        o Westfield Capital Management Company,
                                                                                          L.P.
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MULTIMANAGER LARGE CAP        Class B        Seeks long-term growth of capital.         o AllianceBernstein L.P.
 VALUE                                                                                  o AXA Equitable
                                                                                        o Institutional Capital LLC
                                                                                        o MFS Investment Management
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MULTIMANAGER MID CAP          Class B        Seeks long-term growth of capital.         o AllianceBernstein L.P.
 GROWTH                                                                                 o AXA Equitable
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisers, Inc.
                                                                                        o Wellington Management Company, LLP
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MULTIMANAGER MID CAP VALUE    Class B        Seeks long-term growth of capital.         o AXA Equitable
                                                                                        o AXA Rosenberg Investment Management
                                                                                          LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Tradewinds Global Investors, LLC
                                                                                        o Wellington Management Company, LLP
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

PORTFOLIOS OF THE TRUSTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  SHARE CLASS    OBJECTIVE                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR        Class A        Seeks high total return through a          o Pacific Investment Management Company
 BOND                                           combination of current income and            LLC
                                                capital appreciation.                      o Post Advisory Group, LLC
                                                                                           o SSgA Funds Management, Inc.
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MULTIMANAGER SMALL CAP           Class B        Seeks long-term growth of capital.         o AXA Equitable
 GROWTH                                                                                    o BlackRock Investment Management, LLC
                                                                                           o Eagle Asset Management, Inc.
                                                                                           o Wells Capital Management Inc.
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MULTIMANAGER SMALL CAP           Class B        Seeks long-term growth of capital.         o AXA Equitable
 VALUE                                                                                     o BlackRock Investment Management, LLC
                                                                                           o Franklin Advisory Services, LLC
                                                                                           o Pacific Global Investment Management
                                                                                               Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY          Class B        Seeks long-term growth of capital.         o AXA Equitable
                                                                                           o RCM Capital Management LLC
                                                                                           o SSgA Funds Management, Inc.
                                                                                           o Wellington Management Company, LLP
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 EQ ADVISORS TRUST*                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  SHARE CLASS    OBJECTIVE                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION             Class IB       Seeks long-term capital appreciation and   o AXA Equitable
 PORTFOLIO(++)                                  current income.
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AXA TACTICAL MANAGER 400-I(++)   Class IB       Seeks a total return that is comparable    o AllianceBernstein L.P.
                                                to that of the S&P MidCap 400 Index by     o AXA Equitable
                                                investing in a combination of long and     o BlackRock Investment Management, LLC
                                                short positions based on securities
                                                included in the S&P MidCap 400 Index.
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AXA TACTICAL MANAGER 500-I(++)   Class IB       Seeks a total return that is comparable    o AllianceBernstein L.P.
                                                to that of the Standard & Poor's 500       o AXA Equitable
                                                Composite Stock Price Index ("S&P 500      o BlackRock Investment Management, LLC
                                                Index") by investing in a combination of
                                                long and short positions based on
                                                securities included in the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER             Class IB       Seeks a total return that is comparable    o AllianceBernstein L.P.
 2000-I(++)                                     to that of the Russell 2000(R) Index by    o AXA Equitable
                                                investing in a combination of long and     o BlackRock Investment Management, LLC
                                                short positions based on securities
                                                included in the Russell 2000(R) Index.
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

PORTFOLIOS OF THE TRUSTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST*                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                SHARE CLASS    OBJECTIVE                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER           Class IB       Seeks a total return that is comparable to   o AllianceBernstein L.P.
 INTERNATIONAL-I(++)                          that of the Morgan Stanley Capital           o AXA Equitable
                                              International ("MSCI") EAFE Index ("EAFE     o BlackRock Investment Management, LLC
                                              Index") or a combination of the ASX SPI
                                              200 Index, Dow Jones Euro STOXX 50
                                              Index(R), FTSE 100 Index and the Tokyo
                                              Stock Price Index (collectively, the
                                              "Indices") by investing in a combination
                                              of long and short positions based on
                                              securities included in the EAFE Index or
                                              Indices.
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EQ/ALLIANCEBERNSTEIN           Class IA       Seeks to achieve long-term growth of         o AllianceBernstein L.P.
 INTERNATIONAL                                capital.
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EQ/ALLIANCEBERNSTEIN SMALL     Class IA       Seeks to achieve long-term growth of         o AllianceBernstein L.P.
 CAP GROWTH                                   capital.
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EQ/BLACKROCK BASIC VALUE       Class IB       Seeks to achieve capital appreciation and    o BlackRock Investment Management, LLC
 EQUITY                                       secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Class IB       Seeks to provide current income and          o BlackRock Investment Management
 VALUE                                        long-term growth of income,                    International Limited
                                              accompanied by growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Class IA       Seeks to achieve a combination of growth     o Boston Advisors, LLC
 INCOME                                       and income to achieve an above-average
                                              and consistent total return.
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EQ/CALVERT SOCIALLY            Class IB       Seeks to achieve long-term capital           o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                  appreciation.                                o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Class IB       Seeks to achieve long-term growth of         o Capital Guardian Trust Company
                                              capital.
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EQ/CAPITAL GUARDIAN RESEARCH   Class IB       Seeks to achieve long-term growth of         o Capital Guardian Trust Company
                                              capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX          Class IA       Seeks to achieve a total return before       o AllianceBernstein L.P.
                                              expenses that approximates the total
                                              return performance of the Russell 3000
                                              Index, including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX             Class IA       Seeks to achieve a total return before       o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the Barclays
                                              Capital U.S. Aggregate Bond Index
                                              ("Index"), including reinvestment of
                                              dividends, at a risk level consistent
                                              with that of the Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Class IA       Seeks to achieve a total return before       o AllianceBernstein L.P.
                                              expenses that approximates the total
                                              return performance of the S&P 500 Index,
                                              including reinvestment of dividends, at a
                                              risk level consistent with that of the S&P
                                              500 Index.
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIOS OF THE TRUSTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST*                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                SHARE CLASS    OBJECTIVE                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS          Class IB       Seeks to achieve long-term growth of         o AXA Equitable
                                              capital.                                     o BlackRock Capital Management, Inc.
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Class IB       Seeks to achieve capital appreciation.       o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Class IB       Seeks to maximize capital appreciation.      o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS            Class IA       Seeks to achieve capital growth and          o AXA Equitable
                                              current income.                              o BlackRock Investment Management, LLC
                                                                                           o First International Advisors, LLC
                                                                                           o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY  Class IB       Seeks to achieve long-term capital           o AXA Equitable
                                              appreciation.                                o BlackRock Investment Management, LLC
                                                                                           o Morgan Stanley Investment Management
                                                                                             Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT     Class IA       Seeks to achieve a total return before       o SSgA Funds Management, Inc.
 BOND INDEX                                   expenses that approximates the total
                                              return performance of the Barclays
                                              Capital Intermediate Government Bond
                                              Index ("Index"), including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS     Class IB       Seeks to achieve long-term growth of         o AXA Equitable
                                              capital.                                     o Hirayama Investments, LLC
                                                                                           o SSgA Funds Management, Inc.
                                                                                           o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Class IB       Seeks to achieve capital appreciation.       o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Class IB       Seeks to achieve long-term capital           o JPMorgan Investment Management Inc.
 OPPORTUNITIES                                appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS         Class IB       Seeks to achieve long-term growth of         o AXA Equitable
                                              capital with a secondary objective to seek   o BlackRock Investment Management, LLC
                                              reasonable current income. For purposes      o Institutional Capital LLC
                                              of this Portfolio, the words "reasonable
                                              current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX      Class IB       Seeks to achieve a total return before       o AllianceBernstein L.P.
                                              expenses that approximates the total
                                              return performance of the Russell 1000
                                              Growth Index, including reinvestment of
                                              dividends at a risk level consistent with
                                              that of the Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Class IB       Seeks to provide long-term capital           o AXA Equitable
                                              growth.                                      o Marsico Capital Management, LLC
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIOS OF THE TRUSTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST*                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                SHARE CLASS    OBJECTIVE                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX       Class IA       Seeks to achieve a total return before       o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the Russell 1000
                                              Value Index, including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS        Class IA       Seeks to achieve capital appreciation.       o AllianceBernstein L.P.
                                                                                           o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Class IA       Seeks to achieve capital appreciation and    o Lord, Abbett & Co. LLC
 INCOME                                       growth of income without excessive
                                              fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE  Class IA       Seeks to achieve capital appreciation and    o Lord, Abbett & Co. LLC
                                              growth of income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX               Class IB       Seeks to achieve a total return before       o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the S&P Mid Cap
                                              400 Index, including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Class IA       Seeks to achieve long-term capital           o AXA Equitable
                                              appreciation.                                o SSgA Funds Management, Inc.
                                                                                           o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Class IA       Seeks to obtain a high level of current      o The Dreyfus Corporation
                                              income, preserve its assets and maintain
                                              liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Class IA       Seeks to achieve capital appreciation.       o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP      Class IA       Seeks to achieve capital growth.             o Morgan Stanley Investment Management
 GROWTH(1)                                                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND      Class IA       Seeks to generate a return in excess of      o Pacific Investment Management Company,
                                              traditional money market products while        LLC
                                              maintaining an emphasis on preservation
                                              of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS           Class IA       Seeks to achieve high current income         o AllianceBernstein L.P.
                                              consistent with moderate risk to capital.    o AXA Equitable
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Class IA       Seeks to replicate as closely as possible    o AllianceBernstein L.P.
                                              (before the deduction of Portfolio
                                              expenses) the total return of the Russell
                                              2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK  Class IB       Seeks to achieve long-term capital           o T. Rowe Price Associates, Inc.
                                              appreciation and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Class IB       Seeks to achieve total return through        o UBS Global Asset Management
                                              capital appreciation with income as a          (Americas) Inc.
                                              secondary consideration.
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

PORTFOLIOS OF THE TRUSTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST*                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                     SHARE CLASS   OBJECTIVE                                APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK              Class IA      Seeks to achieve capital growth and      o Morgan Stanley Investment Management
                                                  income.                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE            Class IB      Seeks to achieve long-term capital       o Wells Capital Management, Inc.
 OMEGA GROWTH(2)                                  growth.
------------------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC. - CLASS II                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                 OBJECTIVE                                              APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP         The fund seeks long-term capital growth. Income        o American Century Investment
 VALUE FUND                         is a secondary objective.                                Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS - SERVICE CLASS 2                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                 OBJECTIVE                                              APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)       Seeks long-term capital appreciation.                  o Fidelity Management & Research Company
 PORTFOLIO                                                                                   (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME     Seeks high total return through a combination of       o Fidelity Management & Research Company
 PORTFOLIO                          current income and capital appreciation.                 (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO   Seeks long-term growth of capital.                     o Fidelity Management & Research Company
                                                                                             (FMR)
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - CLASS 2                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                 OBJECTIVE                                              APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS           Seeks long-term capital appreciation, with             o Franklin Advisory Services, LLC
 SECURITIES FUND                    preservation of capital as an important
                                    consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE            Seeks long-term total return.                          o Franklin Advisory Services, LLC.
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME           The Fund's principal investment goal is to earn a      o Franklin Advisers, Inc.
 SECURITIES FUND                    high level of current income. Its secondary goal
                                    is long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND       The Fund's principal investment goal is capital        o Franklin Mutual Advisers, LLC
                                    appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS        Seeks long-term capital appreciation.                  o Templeton Asset Management Ltd.
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND               Seeks high current income, consistent with             o Franklin Advisers, Inc.
 SECURITIES FUND                    preservation of capital. Capital appreciation
                                    is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES         The Fund's investment goal is long-term capital        o Templeton Global Advisors, Limited
 FUND                               growth.
------------------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VARIABLE INSURANCE
 TRUST - SERVICE SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                 OBJECTIVE                                              APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP           Seeks long-term capital appreciation.                  o Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------


PORTFOLIOS OF THE TRUSTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 - SERIES II                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                  OBJECTIVE                                             APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE      The fund's  investment  objective is total return     o Invesco Advisers, Inc.
 FUND                                through growth of capital and current income.         o Sub-Adviser: Invesco Asset Management
                                                                                             Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL           The fund's investment objective is long term          o Invesco Advisers, Inc.
 GROWTH FUND                         growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE            The fund's investment objective is long term          o Invesco Advisers, Inc.
 EQUITY FUND                         growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY        The fund's investment objective is long term          o Invesco Advisers, Inc.
 FUND                                growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE
 PORTFOLIOS                                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                  OBJECTIVE                                             APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                 Seeks to provide long term capital appreciation.      o Waddell & Reed Investment Management
                                                                                             Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH         Seeks to provide growth of your investment.           o Waddell & Reed Investment Management
                                                                                             Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP              Seeks growth of capital.                              o Waddell & Reed Investment Management
 GROWTH                                                                                      Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES, INC. -
 SERVICE SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                  OBJECTIVE                                             APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING           Seeks long term capital appreciation.                 o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE TRUSTS -
 SERVICE CLASS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                  OBJECTIVE                                             APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE           The fund's investment objective is to seek capital    o Massachusetts Financial Services
 PORTFOLIO                           appreciation.                                           Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to seek capital    o Massachusetts Financial Services
 SERIES                              appreciation.                                           Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES        The fund's investment objective is to seek capital    o Massachusetts Financial Services
                                     appreciation.                                           Company
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST -
 ADVISOR CLASS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                  OBJECTIVE                                             APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R)         Seeks maximum real return consistent with prudent     o Pacific Investment Management Company
 STRATEGY PORTFOLIO                  investment management.                                  LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN STRATEGY           Seeks maximum real return, consistent with            o Pacific Investment Management Company
 PORTFOLIO                           preservation of real capital and prudent                LLC
                                     investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO         Seeks maximum total return, consistent with           o Pacific Investment Management Company
                                     preservation of capital and prudent investment          LLC
                                     management.
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIOS OF THE TRUSTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY SERIES, INC. -
 SERVICE CLASS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                   OBJECTIVE                                            APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME           Seeks to provide substantial dividend income as      o T. Rowe Price Associates, Inc.
 PORTFOLIO II                         well as long-term growth of capital through
                                      investments in the common stocks of established
                                      companies.
------------------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST - S CLASS                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME(++)                   OBJECTIVE                                            APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD               Seeks long-term capital appreciation by              o Van Eck Associates Corporation
 ASSETS FUND                          investing primarily in "hard asset" securities.
                                      Income is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 15, 2010, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.

     -------------------------------------------------
     FOOTNOTE NO.       PORTFOLIO'S FORMER NAME
     -------------------------------------------------
     1                  EQ/Van Kampen Mid Cap Growth
     -------------------------------------------------
     2                  EQ/Evergreen Omega
     -------------------------------------------------

(+) Effective on or about September 13, 2010, subject to regulatory approval, interests in the Multimanager Aggressive Equity Portfolio (the "surviving option") will replace interests in the Multimanager Large Cap Growth Portfolio (the "replaced option"). We will move assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. Also, we will automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation to the surviving option. You may transfer your account value among the investment options, as usual. Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in this prospectus.

(++) This new variable investment option will be available on or about May 22, 2010, subject to regulatory approval.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

(2) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.




------------------------------------------------------------------------------------------------------------------------------------
                         PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted from        Lowest     Highest
Portfolio assets including management fees, 12b-1 fees, service fees and/or other          ------     -------
expenses)(1)
                                                                                           0.39%      4.62%

(1)  "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year
     2009 and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index.
     The "Highest" represents the total annual operating expenses of the AXA Tactical Manager 400-I Portfolio.
------------------------------------------------------------------------------------------------------------------------------------



(4) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA

Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.


--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.


--------------------------------------------------------------------------------
BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com


--------------------------------------------------------------------------------
BY FAX:
--------------------------------------------------------------------------------
1-704-540-9714


--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------
Visit our Website at www.axa-equitable.com. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                                ----------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)  request for our asset rebalancing service; and

(3)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  transfers among investment options; and

(c)  changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.


(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2010, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2010), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2010, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. From time to time, we may change these procedures as necessary. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and
(3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


(8) TAX INFORMATION.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES. If the policy's owner is the insured person, or in the case of certain policies, the insured or surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If an owner is not the insured or surviving insured person, and that owner dies before the insured or surviving insured person, the value of that owner's interest in the policy would be includable in the owner's estate. If the owner is neither the insured nor surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is scheduled to be reinstated and the gift and estate tax exemption referred to above would again be $1 million. Various legislative proposals have been made which may extend or eliminate the 2010 repeal, perhaps retroactively, while other proposals would make changes to future exemption levels and rates.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $13,000 for 2010 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a scheduled full repeal in year 2010, then return to current law in years 2011 and thereafter. Again, as in the case for estate taxes, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.


If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary (CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings changes will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

(9) MATURITY. (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION 2000) If the insured person (or last surviving insured person under a Survivorship 2000 policy) is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.


(10) COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured(s) and the policy year.


For policies issued at ages 0-17 or 0-19 (depending on your product), an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco user. We offer non-tobacco rates for all variable life policies except Survivorship 2000 and Special Offer Policy, for ages 18 or 20 (depending on your product) and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th or 20th birthday, we will send a notice to the policyowner giving the policyowner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policyowner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Adminstrative Office by the policy anniversary date nearest the insured's 18th or 20th birthday, tobacco user rates will apply. The policyowner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

For all variable life policies, you may ask us to review the tobacco habits of an insured person(s) attained age 18 or 20 (depending on your product) or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued. For information concerning possible limitations due to tobacco use status changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in the supplement.

After the first policy year, you may request us to review your rating to see if the insured(s) qualifies for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria. For information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this supplement.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


(11) CUSTOMER LOYALTY CREDIT BONUS FOR SURVIVORSHIP 2000 POLICIES ONLY. We have increased by 25 basis points (annual rate), the non-guaranteed Customer Loyalty Credit for Survivorship 2000 policies of all face amounts, beginning at the 20th policy year. The bonus applies to all Survivorship 2000 policies, regardless of issue age, sex, or rating class.

(12) FINANCIAL STATEMENTS.

The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period ended December 31, 2009, and the consolidated financial statements of AXA Equitable at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(13) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP


INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2009...................A-3
   Statements of Operations for the Year Ended December 31, 2009............A-26
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2009 and 2008..............................................A-39
   Notes to Financial Statements............................................A-65


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008...................F-2
   Consolidated Statements of (Loss) Earnings, Years Ended December 31,
     2009, 2008 and 2007 ....................................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2009,
     2008 and 2007 ..........................................................F-5
   Consolidated Statements of Comprehensive (Loss) Income, Years Ended
     December 31, 2009, 2008 and 2007 .......................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2009,
     2008 and 2007 ..........................................................F-7
   Notes to Consolidated Financial Statements ...............................F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP, as listed in Note 1 to such financial statements, at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 19, 2010

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009


                                                            AXA AGGRESSIVE  AXA BALANCED   AXA CONSERVATIVE
                                                              ALLOCATION      STRATEGY        ALLOCATION
                                                           --------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $111,796,052       $7,594         $35,166,483
Receivable for The Trusts shares sold.....................            --           --              22,921
Receivable for policy-related transactions................            --           --                  --
                                                            ------------       ------         -----------
  Total assets............................................   111,796,052        7,594          35,189,404
                                                            ------------       ------         -----------
Liabilities:
Payable for The Trusts shares purchased...................        36,768           --                  --
Payable for policy-related transactions...................        11,085           --              22,921
                                                            ------------       ------         -----------
  Total liabilities.......................................        47,853           --              22,921
                                                            ------------       ------         -----------
Net Assets................................................  $111,748,199       $7,594         $35,166,483
                                                            ============       ======         ===========
Net Assets:
Accumulation Units........................................   111,686,090        7,594          35,164,296
Accumulation nonunitized..................................            --           --                  --
Retained by AXA Equitable in Separate Account FP..........        62,109           --               2,187
                                                            ------------       ------         -----------
Total net assets..........................................  $111,748,199       $7,594         $35,166,483
                                                            ============       ======         ===========
Investments in shares of The Trusts, at cost..............  $136,903,890       $7,679         $35,939,697
The Trusts shares held....................................
 Class A..................................................     7,428,749           --           2,976,689
 Class B..................................................     4,716,414          671             719,757

                                                            AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                             GROWTH STRATEGY       STRATEGY             ALLOCATION
                                                           ------------------ ------------------ -----------------------
Assets:
Investments in shares of The Trusts, at fair value........       $ 7,640            $1,135             $44,284,769
Receivable for The Trusts shares sold.....................            --                --                      --
Receivable for policy-related transactions................         6,113                --                  22,130
                                                                 -------            ------             -----------
  Total assets............................................        13,753             1,135              44,306,899
                                                                 -------            ------             -----------
Liabilities:
Payable for The Trusts shares purchased...................         6,113                --                  22,130
Payable for policy-related transactions...................            --                --                      --
                                                                 -------            ------             -----------
  Total liabilities.......................................         6,113                --                  22,130
                                                                 -------            ------             -----------
Net Assets................................................       $ 7,640            $1,135             $44,284,769
                                                                 =======            ======             ===========
Net Assets:
Accumulation Units........................................         7,640             1,135              44,282,451
Accumulation nonunitized..................................            --                --                      --
Retained by AXA Equitable in Separate Account FP..........            --                --                   2,318
                                                                 -------            ------             -----------
Total net assets..........................................       $ 7,640            $1,135             $44,284,769
                                                                 =======            ======             ===========
Investments in shares of The Trusts, at cost..............       $ 7,664            $1,158             $46,753,881
The Trusts shares held....................................
 Class A..................................................            --                --               3,597,287
 Class B..................................................           684               107               1,181,611

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            AXA GROWTH    AXA MODERATE      AXA MODERATE
                                                             STRATEGY      ALLOCATION     GROWTH STRATEGY
                                                           ----------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........  $158,868    $1,149,963,157       $3,816,080
Receivable for The Trusts shares sold.....................        --         1,159,234               --
Receivable for policy-related transactions................        --                --            2,522
                                                            --------    --------------       ----------
  Total assets............................................   158,868     1,151,122,391        3,818,602
                                                            --------    --------------       ----------
Liabilities:
Payable for The Trusts shares purchased...................        --                --            2,522
Payable for policy-related transactions...................        --         1,429,545               --
                                                            --------    --------------       ----------
  Total liabilities.......................................        --         1,429,545            2,522
                                                            --------    --------------       ----------
Net Assets................................................  $158,868    $1,149,692,846       $3,816,080
                                                            ========    ==============       ==========
Net Assets:
Accumulation Units........................................   158,868     1,146,409,925        3,816,080
Accumulation nonunitized..................................        --         3,129,415               --
Retained by AXA Equitable in Separate Account FP..........        --           153,506               --
                                                            --------    --------------       ----------
Total net assets..........................................  $158,868    $1,149,692,846       $3,816,080
                                                            ========    ==============       ==========
Investments in shares of The Trusts, at cost..............  $159,368    $1,253,561,902       $3,744,309
The Trusts shares held....................................
 Class A..................................................        --        80,777,263               --
 Class B..................................................    13,347         9,129,780          322,963

                                                            AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                                ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                           ------------------- ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........     $337,630,524         $442,716,244           $161,734,120
Receivable for The Trusts shares sold.....................               --            1,103,286                769,448
Receivable for policy-related transactions................          543,487               27,776                     --
                                                               ------------         ------------           ------------
  Total assets............................................      338,174,011          443,847,306            162,503,568
                                                               ------------         ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...................          574,183                   --                     --
Payable for policy-related transactions...................               --            1,380,209                771,854
                                                               ------------         ------------           ------------
  Total liabilities.......................................          574,183            1,380,209                771,854
                                                               ------------         ------------           ------------
Net Assets................................................     $337,599,828         $442,467,097           $161,731,714
                                                               ============         ============           ============
Net Assets:
Accumulation Units........................................      337,583,308          441,829,444            161,690,233
Accumulation nonunitized..................................               --              460,983                     --
Retained by AXA Equitable in Separate Account FP..........           16,520              176,670                 41,481
                                                               ------------         ------------           ------------
Total net assets..........................................     $337,599,828         $442,467,097           $161,731,714
                                                               ============         ============           ============
Investments in shares of The Trusts, at cost..............     $408,754,521         $519,548,154           $182,293,073
The Trusts shares held....................................
 Class A..................................................       21,498,564           46,294,106              9,523,519
 Class B..................................................       13,322,943            6,798,971              3,728,791

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/BLACKROCK          EQ/BLACKROCK
                                                            BASIC VALUE EQUITY   INTERNATIONAL VALUE
                                                           -------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........     $162,276,002          $137,020,622
Receivable for The Trusts shares sold.....................          307,489               655,381
Receivable for policy-related transactions................               --                    --
                                                               ------------          ------------
  Total assets............................................      162,583,491           137,676,003
                                                               ------------          ------------
Liabilities:
Payable for The Trusts shares purchased...................               --                    --
Payable for policy-related transactions...................          308,976               659,842
                                                               ------------          ------------
  Total liabilities.......................................          308,976               659,842
                                                               ------------          ------------
Net Assets................................................     $162,274,515          $137,016,161
                                                               ============          ============
Net Assets:
Accumulation Units........................................      162,234,861           136,942,596
Accumulation nonunitized..................................               --                    --
Retained by AXA Equitable in Separate Account FP..........           39,654                73,565
                                                               ------------          ------------
Total net assets..........................................     $162,274,515          $137,016,161
                                                               ============          ============
Investments in shares of The Trusts, at cost..............     $183,704,252          $156,286,336
The Trusts shares held....................................
 Class A..................................................        1,874,828             1,929,573
 Class B..................................................       11,285,614            10,396,512

                                                            EQ/BOSTON ADVISORS        EQ/CALVERT           EQ/CAPITAL
                                                               EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                           -------------------- ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........      $10,046,375            $600,649            $5,549,097
Receivable for The Trusts shares sold.....................               --               1,073                    --
Receivable for policy-related transactions................            7,716                  --                    --
                                                                -----------            --------            ----------
  Total assets............................................       10,054,091             601,722             5,549,097
                                                                -----------            --------            ----------
Liabilities:
Payable for The Trusts shares purchased...................            5,879                  --                    54
Payable for policy-related transactions...................               --                 818                   648
                                                                -----------            --------            ----------
  Total liabilities.......................................            5,879                 818                   702
                                                                -----------            --------            ----------
Net Assets................................................      $10,048,212            $600,904            $5,548,395
                                                                ===========            ========            ==========
Net Assets:
Accumulation Units........................................       10,046,043             533,141             5,524,906
Accumulation nonunitized..................................               --                  --                    --
Retained by AXA Equitable in Separate Account FP..........            2,169              67,763                23,489
                                                                -----------            --------            ----------
Total net assets..........................................      $10,048,212            $600,904            $5,548,395
                                                                ===========            ========            ==========
Investments in shares of The Trusts, at cost..............      $10,138,227            $581,674            $5,413,646
The Trusts shares held....................................
 Class A..................................................          897,231              16,131                32,250
 Class B..................................................        1,262,674              77,603               442,502

                                                               EQ/CAPITAL
                                                           GUARDIAN RESEARCH
                                                           ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $ 91,740,098
Receivable for The Trusts shares sold.....................         544,994
Receivable for policy-related transactions................              --
                                                              ------------
  Total assets............................................      92,285,092
                                                              ------------
Liabilities:
Payable for The Trusts shares purchased...................              --
Payable for policy-related transactions...................         544,769
                                                              ------------
  Total liabilities.......................................         544,769
                                                              ------------
Net Assets................................................    $ 91,740,323
                                                              ============
Net Assets:
Accumulation Units........................................      91,678,300
Accumulation nonunitized..................................              --
Retained by AXA Equitable in Separate Account FP..........          62,023
                                                              ------------
Total net assets..........................................    $ 91,740,323
                                                              ============
Investments in shares of The Trusts, at cost..............    $112,092,240
The Trusts shares held....................................
 Class A..................................................         867,741
 Class B..................................................       7,810,912

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/COMMON         EQ/CORE       EQ/EQUITY
                                                              STOCK INDEX      BOND INDEX      500 INDEX
                                                           ----------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $1,360,237,299    $53,694,966    $528,606,585
Receivable for The Trusts shares sold.....................             208             --       2,142,038
Receivable for policy-related transactions................         893,750        164,365          31,113
                                                            --------------    -----------    ------------
  Total assets............................................   1,361,131,257     53,859,331     530,779,736
                                                            --------------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       1,196,418        164,259              --
Payable for policy-related transactions...................         509,783             --       2,306,962
                                                            --------------    -----------    ------------
  Total liabilities.......................................       1,706,201        164,259       2,306,962
                                                            --------------    -----------    ------------
Net Assets................................................  $1,359,425,056    $53,695,072    $528,472,774
                                                            ==============    ===========    ============
Net Assets:
Accumulation Units........................................   1,355,738,497     53,680,011     528,074,096
Accumulation nonunitized..................................       3,485,538             --         293,849
Retained by AXA Equitable in Separate Account FP..........         201,021         15,061         104,829
                                                            --------------    -----------    ------------
Total net assets..........................................  $1,359,425,056    $53,695,072    $528,472,774
                                                            ==============    ===========    ============
Investments in shares of The Trusts, at cost..............  $1,829,085,378    $58,419,737    $594,552,451
The Trusts shares held....................................
 Class A..................................................      87,296,523      3,624,066      22,368,506
 Class B..................................................       9,645,334      2,093,297       4,851,178

                                                              EQ/EQUITY     EQ/EVERGREEN   EQ/GAMCO MERGERS
                                                             GROWTH PLUS        OMEGA      AND ACQUISITIONS
                                                           --------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $128,466,083    $26,247,095       $6,599,950
Receivable for The Trusts shares sold.....................       348,341         96,892               --
Receivable for policy-related transactions................            --             --           11,013
                                                            ------------    -----------       ----------
  Total assets............................................   128,814,424     26,343,987        6,610,963
                                                            ------------    -----------       ----------
Liabilities:
Payable for The Trusts shares purchased...................            --             --           11,058
Payable for policy-related transactions...................       348,562        126,855               --
                                                            ------------    -----------       ----------
  Total liabilities.......................................       348,562        126,855           11,058
                                                            ------------    -----------       ----------
Net Assets................................................  $128,465,862    $26,217,132       $6,599,905
                                                            ============    ===========       ==========
Net Assets:
Accumulation Units........................................   128,420,705     26,198,813        6,599,432
Accumulation nonunitized..................................            --             --               --
Retained by AXA Equitable in Separate Account FP..........        45,157         18,319              473
                                                            ------------    -----------       ----------
Total net assets..........................................  $128,465,862    $26,217,132       $6,599,905
                                                            ============    ===========       ==========
Investments in shares of The Trusts, at cost..............  $148,728,483    $22,757,090       $6,335,063
The Trusts shares held....................................
 Class A..................................................     2,585,068        236,934               --
 Class B..................................................     7,281,070      2,676,680          565,869

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                              EQ/GAMCO
                                                            SMALL COMPANY     EQ/GLOBAL         EQ/GLOBAL
                                                                VALUE         BOND PLUS    MULTI-SECTOR EQUITY
                                                           --------------- -------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........   $51,042,262    $32,132,811        $236,984,832
Receivable for The Trusts shares sold.....................            --        246,644             858,578
Receivable for policy-related transactions................         1,527             --                  --
                                                             -----------    -----------        ------------
  Total assets............................................    51,043,789     32,379,455         237,843,410
                                                             -----------    -----------        ------------
Liabilities:
Payable for The Trusts shares purchased...................         1,416             --                  --
Payable for policy-related transactions...................            --        246,862             857,016
                                                             -----------    -----------        ------------
  Total liabilities.......................................         1,416        246,862             857,016
                                                             -----------    -----------        ------------
Net Assets................................................   $51,042,373    $32,132,593        $236,986,394
                                                             ===========    ===========        ============
Net Assets:
Accumulation Units........................................    51,041,542     32,132,061         236,913,396
Accumulation nonunitized..................................            --             --                  --
Retained by AXA Equitable in Separate Account FP..........           831            532              72,998
                                                             -----------    -----------        ------------
Total net assets..........................................   $51,042,373    $32,132,593        $236,986,394
                                                             ===========    ===========        ============
Investments in shares of The Trusts, at cost..............   $45,822,561    $33,552,981        $302,332,593
The Trusts shares held....................................
 Class A..................................................            --      2,507,695           3,035,604
 Class B..................................................     1,726,651        821,687          17,908,795

                                                            EQ/INTERMEDIATE
                                                               GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                               BOND INDEX         CORE PLUS           GROWTH
                                                           ----------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value........    $114,048,190       $27,948,745       $22,629,830
Receivable for The Trusts shares sold.....................              13                --                --
Receivable for policy-related transactions................       2,809,476            53,223           217,770
                                                              ------------       -----------       -----------
  Total assets............................................     116,857,679        28,001,968        22,847,600
                                                              ------------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................       2,813,154            52,175           222,201
Payable for policy-related transactions...................          20,434                --                --
                                                              ------------       -----------       -----------
  Total liabilities.......................................       2,833,588            52,175           222,201
                                                              ------------       -----------       -----------
Net Assets................................................    $114,024,091       $27,949,793       $22,625,399
                                                              ============       ===========       ===========
Net Assets:
Accumulation Units........................................     113,724,037        27,915,069        22,625,399
Accumulation nonunitized..................................         223,294                --                --
Retained by AXA Equitable in Separate Account FP..........          76,760            34,724                --
                                                              ------------       -----------       -----------
Total net assets..........................................    $114,024,091       $27,949,793       $22,625,399
                                                              ============       ===========       ===========
Investments in shares of The Trusts, at cost..............    $117,949,091       $28,898,223       $20,875,633
The Trusts shares held....................................
 Class A..................................................       9,367,334           448,776                --
 Class B..................................................       2,533,649         2,671,504         3,969,852

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                EQ/JPMORGAN       EQ/LARGE CAP
                                                            VALUE OPPORTUNITIES     CORE PLUS
                                                           --------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........      $27,893,780       $ 8,700,497
Receivable for The Trusts shares sold.....................          185,985             8,333
Receivable for policy-related transactions................               --                --
                                                                -----------       -----------
  Total assets............................................       28,079,765         8,708,830
                                                                -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................               --                --
Payable for policy-related transactions...................          190,586             8,434
                                                                -----------       -----------
  Total liabilities.......................................          190,586             8,434
                                                                -----------       -----------
Net Assets................................................      $27,889,179       $ 8,700,396
                                                                ===========       ===========
Net Assets:
Accumulation Units........................................       27,836,060         8,656,048
Accumulation nonunitized..................................               --                --
Retained by AXA Equitable in Separate Account FP..........           53,119            44,348
                                                                -----------       -----------
Total net assets..........................................      $27,889,179       $ 8,700,396
                                                                ===========       ===========
Investments in shares of The Trusts, at cost..............      $34,996,226       $10,420,127
The Trusts shares held....................................
 Class A..................................................          108,075            62,053
 Class B..................................................        3,051,070         1,201,777

                                                            EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                            GROWTH INDEX    GROWTH PLUS    VALUE INDEX    VALUE PLUS
                                                           -------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $100,647,853   $131,103,836    $3,117,088    $403,060,245
Receivable for The Trusts shares sold.....................       649,783        281,880            --         863,975
Receivable for policy-related transactions................            --             --       172,365          37,628
                                                            ------------   ------------    ----------    ------------
  Total assets............................................   101,297,636    131,385,716     3,289,453     403,961,848
                                                            ------------   ------------    ----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --             --       171,930              --
Payable for policy-related transactions...................       673,571        283,156            --         787,528
                                                            ------------   ------------    ----------    ------------
  Total liabilities.......................................       673,571        283,156       171,930         787,528
                                                            ------------   ------------    ----------    ------------
Net Assets................................................  $100,624,065   $131,102,560    $3,117,523    $403,174,320
                                                            ============   ============    ==========    ============
Net Assets:
Accumulation Units........................................   100,593,801    131,071,368     3,117,059     402,966,058
Accumulation nonunitized..................................            --             --            --          83,461
Retained by AXA Equitable in Separate Account FP..........        30,264         31,192           464         124,801
                                                            ------------   ------------    ----------    ------------
Total net assets..........................................  $100,624,065   $131,102,560    $3,117,523    $403,174,320
                                                            ============   ============    ==========    ============
Investments in shares of The Trusts, at cost..............  $ 93,477,334   $121,021,953    $3,234,358    $615,759,348
The Trusts shares held....................................
 Class A..................................................     1,073,806        462,417       361,149      32,133,912
 Class B..................................................    12,419,765      8,511,066       308,716      11,960,418

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/LORD ABBETT    EQ/LORD ABBETT
                                                            GROWTH AND INCOME   LARGE CAP CORE
                                                           ------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........      $1,838,084        $8,398,882
Receivable for The Trusts shares sold.....................              18                --
Receivable for policy-related transactions................              --             7,363
                                                                ----------        ----------
  Total assets............................................       1,838,102         8,406,245
                                                                ----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................              --             7,363
Payable for policy-related transactions...................              18                --
                                                                ----------        ----------
  Total liabilities.......................................              18             7,363
                                                                ----------        ----------
Net Assets................................................      $1,838,084        $8,398,882
                                                                ==========        ==========
Net Assets:
Accumulation Units........................................       1,831,204         8,398,856
Accumulation nonunitized..................................              --                --
Retained by AXA Equitable in Separate Account FP..........           6,880                26
                                                                ----------        ----------
Total net assets..........................................      $1,838,084        $8,398,882
                                                                ==========        ==========
Investments in shares of The Trusts, at cost..............      $1,744,423        $7,446,903
The Trusts shares held....................................
 Class A..................................................         132,918           520,734
 Class B..................................................          75,039           267,970

                                                             EQ/MID CAP      EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                                INDEX        VALUE PLUS        MARKET      CALDWELL GROWTH
                                                           -------------- --------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 85,350,384   $225,778,614    $390,347,032      $18,307,487
Receivable for The Trusts shares sold.....................        15,646        801,443              35               --
Receivable for policy-related transactions................            --             --      10,508,016            3,353
                                                            ------------   ------------    ------------      -----------
  Total assets............................................    85,366,030    226,580,057     400,855,083       18,310,840
                                                            ------------   ------------    ------------      -----------
Liabilities:
Payable for The Trusts shares purchased...................            --             --      14,635,278            3,353
Payable for policy-related transactions...................        15,655        751,974              --               --
                                                            ------------   ------------    ------------      -----------
  Total liabilities.......................................        15,655        751,974      14,635,278            3,353
                                                            ------------   ------------    ------------      -----------
Net Assets................................................  $ 85,350,375   $225,828,083    $386,219,805      $18,307,487
                                                            ============   ============    ============      ===========
Net Assets:
Accumulation Units........................................    85,295,069    225,703,269     385,336,847       18,307,013
Accumulation nonunitized..................................            --             --         687,231               --
Retained by AXA Equitable in Separate Account FP..........        55,306        124,814         195,727              474
                                                            ------------   ------------    ------------      -----------
Total net assets..........................................  $ 85,350,375   $225,828,083    $386,219,805      $18,307,487
                                                            ============   ============    ============      ===========
Investments in shares of The Trusts, at cost..............  $118,360,478   $233,269,956    $390,239,845      $16,629,709
The Trusts shares held....................................
 Class A..................................................     2,839,476     26,433,158     306,061,534        1,750,077
 Class B..................................................     9,952,710        818,197      84,122,218        1,472,849

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                              SHORT BOND      BOND PLUS     COMPANY INDEX
                                                           --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........   $54,974,152    $112,978,547     $46,066,802
Receivable for The Trusts shares sold.....................            --               7              --
Receivable for policy-related transactions................        23,159         455,642          47,753
                                                             -----------    ------------     -----------
  Total assets............................................    54,997,311     113,434,196      46,114,555
                                                             -----------    ------------     -----------
Liabilities:
Payable for The Trusts shares purchased...................        20,773         445,692          47,831
Payable for policy-related transactions...................            --              --              --
                                                             -----------    ------------     -----------
  Total liabilities.......................................        20,773         445,692          47,831
                                                             -----------    ------------     -----------
Net Assets................................................   $54,976,538    $112,988,504     $46,066,724
                                                             ===========    ============     ===========
Net Assets:
Accumulation Units........................................    54,972,496     112,669,147      46,002,019
Accumulation nonunitized..................................            --         131,049              --
Retained by AXA Equitable in Separate Account FP..........         4,042         188,308          64,705
                                                             -----------    ------------     -----------
Total net assets..........................................   $54,976,538    $112,988,504     $46,066,724
                                                             ===========    ============     ===========
Investments in shares of The Trusts, at cost..............   $55,909,646    $120,061,763     $55,208,939
The Trusts shares held....................................
 Class A..................................................     3,594,472       9,372,209       4,295,551
 Class B..................................................     1,957,951       3,168,771       1,168,212

                                                            EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN
                                                            GROWTH STOCK         AND INCOME       COMSTOCK
                                                           ------------------ --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........     $33,277,498       $4,761,411      $2,536,095
Receivable for The Trusts shares sold.....................         103,968               --              17
Receivable for policy-related transactions................              --            1,590              --
                                                               -----------       ----------      ----------
  Total assets............................................      33,381,466        4,763,001       2,536,112
                                                               -----------       ----------      ----------
Liabilities:
Payable for The Trusts shares purchased...................              --            1,590              --
Payable for policy-related transactions...................         102,835               --              17
                                                               -----------       ----------      ----------
  Total liabilities.......................................         102,835            1,590              17
                                                               -----------       ----------      ----------
Net Assets................................................     $33,278,631       $4,761,411      $2,536,095
                                                               ===========       ==========      ==========
Net Assets:
Accumulation Units........................................      33,221,631        4,761,383       2,535,809
Accumulation nonunitized..................................              --               --              --
Retained by AXA Equitable in Separate Account FP..........          57,000               28             286
                                                               -----------       ----------      ----------
Total net assets..........................................     $33,278,631       $4,761,411      $2,536,095
                                                               ===========       ==========      ==========
Investments in shares of The Trusts, at cost..............     $32,603,061       $5,212,353      $2,585,129
The Trusts shares held....................................
 Class A..................................................          54,506               --         152,426
 Class B..................................................       1,828,085          898,159         149,924

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                                FIDELITY(R)
                                                             EQ/VAN KAMPEN    FIDELITY(R)   VIP ASSET MANAGER:
                                                            MID CAP GROWTH   MONEY MARKET         GROWTH
                                                           ---------------- -------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........    $33,617,162    $14,014,043        $6,144,280
Receivable for The Trusts shares sold.....................             --      1,939,377           121,030
Receivable for policy-related transactions................          9,674             --                --
                                                              -----------    -----------        ----------
  Total assets............................................     33,626,836     15,953,420         6,265,310
                                                              -----------    -----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................          9,722             --                --
Payable for policy-related transactions...................             --      1,939,377           121,030
                                                              -----------    -----------        ----------
  Total liabilities.......................................          9,722      1,939,377           121,030
                                                              -----------    -----------        ----------
Net Assets................................................    $33,617,114    $14,014,043        $6,144,280
                                                              ===========    ===========        ==========
Net Assets:
Accumulation Units........................................     33,616,903     14,014,001         6,143,687
Accumulation nonunitized..................................             --             --                --
Retained by AXA Equitable in Separate Account FP..........            211             42               593
                                                              -----------    -----------        ----------
Total net assets..........................................    $33,617,114    $14,014,043        $6,144,280
                                                              ===========    ===========        ==========
Investments in shares of The Trusts, at cost..............    $31,079,274    $14,014,031        $6,074,623
The Trusts shares held....................................
 Class A..................................................      1,850,658             --                --
 Class B..................................................        724,631     14,014,042           491,149

                                                              FIDELITY(R)        FIDELITY(R)        FIDELITY(R)
                                                            VIP CONTRAFUND   VIP EQUITY-INCOME   VIP GROWTH & INCOME
                                                           ---------------- ------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........    $38,823,031        $5,370,255          $4,741,635
Receivable for The Trusts shares sold.....................      1,080,113           113,104              89,403
Receivable for policy-related transactions................             --                --                  --
                                                              -----------        ----------          ----------
  Total assets............................................     39,903,144         5,483,359           4,831,038
                                                              -----------        ----------          ----------
Liabilities:
Payable for The Trusts shares purchased...................             --                --                  --
Payable for policy-related transactions...................      1,080,113           113,211              89,403
                                                              -----------        ----------          ----------
  Total liabilities.......................................      1,080,113           113,211              89,403
                                                              -----------        ----------          ----------
Net Assets................................................    $38,823,031        $5,370,148          $4,741,635
                                                              ===========        ==========          ==========
Net Assets:
Accumulation Units........................................     38,819,893         5,367,717           4,741,505
Accumulation nonunitized..................................             --                --                  --
Retained by AXA Equitable in Separate Account FP..........          3,138             2,431                 130
                                                              -----------        ----------          ----------
Total net assets..........................................    $38,823,031        $5,370,148          $4,741,635
                                                              ===========        ==========          ==========
Investments in shares of The Trusts, at cost..............    $38,405,805        $5,887,007          $4,569,539
The Trusts shares held....................................
 Class A..................................................             --                --                  --
 Class B..................................................      1,913,407           324,095             435,012

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            FIDELITY(R) VIP     FIDELITY(R) VIP
                                                              HIGH INCOME    INVESTMENT GRADE BOND
                                                           ---------------- -----------------------
Assets:
Investments in shares of The Trusts, at fair value........    $17,838,447         $19,978,416
Receivable for The Trusts shares sold.....................        935,034             984,079
Receivable for policy-related transactions................             --                  --
                                                              -----------         -----------
  Total assets............................................     18,773,481          20,962,495
                                                              -----------         -----------
Liabilities:
Payable for The Trusts shares purchased...................             --                  --
Payable for policy-related transactions...................        935,034             984,079
                                                              -----------         -----------
  Total liabilities.......................................        935,034             984,079
                                                              -----------         -----------
Net Assets................................................    $17,838,447         $19,978,416
                                                              ===========         ===========
Net Assets:
Accumulation Units........................................     17,838,156          19,978,199
Accumulation nonunitized..................................             --                  --
Retained by AXA Equitable in Separate Account FP..........            291                 217
                                                              -----------         -----------
Total net assets..........................................    $17,838,447         $19,978,416
                                                              ===========         ===========
Investments in shares of The Trusts, at cost..............    $16,261,659         $19,375,649
The Trusts shares held....................................
 Class A..................................................             --                  --
 Class B..................................................      3,443,716           1,629,561

                                                            FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                                MID CAP            VALUE        VALUE STRATEGIES
                                                           ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $31,698,308        $5,446,361        $5,964,033
Receivable for The Trusts shares sold.....................        626,600            95,824           238,455
Receivable for policy-related transactions................             --                --                --
                                                              -----------        ----------        ----------
  Total assets............................................     32,324,908         5,542,185         6,202,488
                                                              -----------        ----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................             --                --                --
Payable for policy-related transactions...................        626,787            95,824           238,455
                                                              -----------        ----------        ----------
  Total liabilities.......................................        626,787            95,824           238,455
                                                              -----------        ----------        ----------
Net Assets................................................    $31,698,121        $5,446,361        $5,964,033
                                                              ===========        ==========        ==========
Net Assets:
Accumulation Units........................................     31,690,101         5,439,205         5,963,946
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........          8,020             7,156                87
                                                              -----------        ----------        ----------
Total net assets..........................................    $31,698,121        $5,446,361        $5,964,033
                                                              ===========        ==========        ==========
Investments in shares of The Trusts, at cost..............    $33,705,664        $5,308,177        $5,141,834
The Trusts shares held....................................
 Class A..................................................             --                --                --
 Class B..................................................      1,262,881           580,635           767,572

                                                              MULTIMANAGER
                                                            AGGRESSIVE EQUITY
                                                           ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $350,478,009
Receivable for The Trusts shares sold.....................         807,161
Receivable for policy-related transactions................              --
                                                              ------------
  Total assets............................................     351,285,170
                                                              ------------
Liabilities:
Payable for The Trusts shares purchased...................              --
Payable for policy-related transactions...................       1,037,211
                                                              ------------
  Total liabilities.......................................       1,037,211
                                                              ------------
Net Assets................................................    $350,247,959
                                                              ============
Net Assets:
Accumulation Units........................................     349,648,596
Accumulation nonunitized..................................         575,062
Retained by AXA Equitable in Separate Account FP..........          24,301
                                                              ------------
Total net assets..........................................    $350,247,959
                                                              ============
Investments in shares of The Trusts, at cost..............    $364,022,055
The Trusts shares held....................................
 Class A..................................................      14,217,984
 Class B..................................................         801,694

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                          MULTIMANAGER       MULTIMANAGER
                                                           CORE BOND     INTERNATIONAL EQUITY
                                                        --------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value.....  $106,251,965         $54,596,843
Receivable for The Trusts shares sold..................       758,180               3,764
Receivable for policy-related transactions.............            --                  --
                                                         ------------         -----------
  Total assets.........................................   107,010,145          54,600,607
                                                         ------------         -----------
Liabilities:
Payable for The Trusts shares purchased................            --                  --
Payable for policy-related transactions................       758,294               3,732
                                                         ------------         -----------
  Total liabilities....................................       758,294               3,732
                                                         ------------         -----------
Net Assets.............................................  $106,251,851         $54,596,875
                                                         ============         ===========
Net Assets:
Accumulation Units.....................................   106,241,001          54,566,339
Accumulation nonunitized...............................            --                  --
Retained by AXA Equitable in Separate Account FP.......        10,850              30,536
                                                         ------------         -----------
Total net assets.......................................  $106,251,851         $54,596,875
                                                         ============         ===========
Investments in shares of The Trusts, at cost...........  $105,366,852         $68,217,504
The Trusts shares held.................................
 Class A...............................................     2,418,930           1,354,630
 Class B...............................................     7,899,416           3,790,725

                                                              MULTIMANAGER         MULTIMANAGER       MULTIMANAGER
                                                         LARGE CAP CORE EQUITY   LARGE CAP GROWTH   LARGE CAP VALUE
                                                        ----------------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value.....        $7,544,795           $16,841,231       $34,396,082
Receivable for The Trusts shares sold..................                --                 5,719                --
Receivable for policy-related transactions.............             6,485                    --            23,272
                                                               ----------           -----------       -----------
  Total assets.........................................         7,551,280            16,846,950        34,419,354
                                                               ----------           -----------       -----------
Liabilities:
Payable for The Trusts shares purchased................             6,372                    --            21,856
Payable for policy-related transactions................                --                 5,719                --
                                                               ----------           -----------       -----------
  Total liabilities....................................             6,372                 5,719            21,856
                                                               ----------           -----------       -----------
Net Assets.............................................        $7,544,908           $16,841,231       $34,397,498
                                                               ==========           ===========       ===========
Net Assets:
Accumulation Units.....................................         7,534,577            16,818,820        34,360,985
Accumulation nonunitized...............................                --                    --                --
Retained by AXA Equitable in Separate Account FP.......            10,331                22,411            36,513
                                                               ----------           -----------       -----------
Total net assets.......................................        $7,544,908           $16,841,231       $34,397,498
                                                               ==========           ===========       ===========
Investments in shares of The Trusts, at cost...........        $8,448,206           $19,272,452       $41,875,297
The Trusts shares held.................................
 Class A...............................................           387,634             1,019,133         1,137,756
 Class B...............................................           437,715             1,300,660         2,807,282

                                                          MULTIMANAGER
                                                         MID CAP GROWTH
                                                        ---------------
Assets:
Investments in shares of The Trusts, at fair value.....   $26,405,240
Receivable for The Trusts shares sold..................         3,134
Receivable for policy-related transactions.............            --
                                                          -----------
  Total assets.........................................    26,408,374
                                                          -----------
Liabilities:
Payable for The Trusts shares purchased................            --
Payable for policy-related transactions................         3,004
                                                          -----------
  Total liabilities....................................         3,004
                                                          -----------
Net Assets.............................................   $26,405,370
                                                          ===========
Net Assets:
Accumulation Units.....................................    26,375,167
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......        30,203
                                                          -----------
Total net assets.......................................   $26,405,370
                                                          ===========
Investments in shares of The Trusts, at cost...........   $29,284,424
The Trusts shares held.................................
 Class A...............................................     1,266,311
 Class B...............................................     2,428,517

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                             MULTIMANAGER      MULTIMANAGER
                                                            MID CAP VALUE   MULTI-SECTOR BOND
                                                           --------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value........   $52,112,638       $132,631,971
Receivable for The Trusts shares sold.....................       257,604            829,963
Receivable for policy-related transactions................            --              6,303
                                                             -----------       ------------
  Total assets............................................    52,370,242        133,468,237
                                                             -----------       ------------
Liabilities:
Payable for The Trusts shares purchased...................            --                 --
Payable for policy-related transactions...................       257,922            873,286
                                                             -----------       ------------
  Total liabilities.......................................       257,922            873,286
                                                             -----------       ------------
Net Assets................................................   $52,112,320       $132,594,951
                                                             ===========       ============
Net Assets:
Accumulation Units........................................    52,010,552        131,871,424
Accumulation nonunitized..................................            --            669,552
Retained by AXA Equitable in Separate Account FP..........       101,768             53,975
                                                             -----------       ------------
Total net assets..........................................   $52,112,320       $132,594,951
                                                             ===========       ============
Investments in shares of The Trusts, at cost..............   $55,361,287       $178,392,833
The Trusts shares held....................................
 Class A..................................................     1,224,512         31,044,823
 Class B..................................................     5,299,594          4,430,443

                                                              MULTIMANAGER       MULTIMANAGER    MULTIMANAGER      NATURAL
                                                            SMALL CAP GROWTH   SMALL CAP VALUE    TECHNOLOGY      RESOURCES
                                                           ------------------ ----------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........     $6,548,643        $28,100,132     $80,086,940    $28,941,681
Receivable for The Trusts shares sold.....................         20,866                 --         506,080        118,327
Receivable for policy-related transactions................             --             79,333              --             --
                                                               ----------        -----------     -----------    -----------
  Total assets............................................      6,569,509         28,179,465      80,593,020     29,060,008
                                                               ----------        -----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................             --             79,807              --             --
Payable for policy-related transactions...................         19,168                 --         505,522        118,320
                                                               ----------        -----------     -----------    -----------
  Total liabilities.......................................         19,168             79,807         505,522        118,320
                                                               ----------        -----------     -----------    -----------
Net Assets................................................     $6,550,341        $28,099,658     $80,087,498    $28,941,688
                                                               ==========        ===========     ===========    ===========
Net Assets:
Accumulation Units........................................      6,549,390         28,064,185      80,018,561     28,941,688
Accumulation nonunitized..................................             --                 --              --             --
Retained by AXA Equitable in Separate Account FP..........            951             35,473          68,937             --
                                                               ----------        -----------     -----------    -----------
Total net assets..........................................     $6,550,341        $28,099,658     $80,087,498    $28,941,688
                                                               ==========        ===========     ===========    ===========
Investments in shares of The Trusts, at cost..............     $6,841,031        $36,854,332     $71,926,559    $24,566,809
The Trusts shares held....................................
 Class A..................................................             --          1,318,733       1,076,089             --
 Class B..................................................        946,968          1,918,998       6,261,321        784,753

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            TARGET 2015  TARGET 2025   TARGET 2035   TARGET 2045   VANGUARD VIF
                                                            ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION   EQUITY INDEX
                                                           ------------ ------------- ------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $3,249,703   $1,630,865    $1,281,366      $152,708     $5,113,662
Receivable for The Trusts shares sold.....................       9,914           --         5,600       159,952             --
Receivable for policy-related transactions................          --          632            --            --          7,267
                                                            ----------   ----------    ----------      --------     ----------
  Total assets............................................   3,259,617    1,631,497     1,286,966       312,660      5,120,929
                                                            ----------   ----------    ----------      --------     ----------
Liabilities:
Payable for The Trusts shares purchased...................          --          640            --            --          7,267
Payable for policy-related transactions...................       9,914           --         5,600       159,952             --
                                                            ----------   ----------    ----------      --------     ----------
  Total liabilities.......................................       9,914          640         5,600       159,952          7,267
                                                            ----------   ----------    ----------      --------     ----------
Net Assets................................................  $3,249,703   $1,630,857    $1,281,366      $152,708     $5,113,662
                                                            ==========   ==========    ==========      ========     ==========
Net Assets:
Accumulation Units........................................   3,249,703    1,630,843     1,281,366       152,708      5,108,692
Accumulation nonunitized..................................          --           --            --            --             --
Retained by AXA Equitable in Separate Account FP..........          --           14            --            --          4,970
                                                            ----------   ----------    ----------      --------     ----------
Total net assets..........................................  $3,249,703   $1,630,857    $1,281,366      $152,708     $5,113,662
                                                            ==========   ==========    ==========      ========     ==========
Investments in shares of The Trusts, at cost..............  $3,072,663   $1,470,615    $1,186,890      $150,429     $5,883,014
The Trusts shares held....................................
 Class A..................................................          --           --            --            --        242,239
 Class B..................................................     391,275      201,859       160,686        20,044             --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                             Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                            ------------------   -------------   -----------------   -------------------------
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $  13.10                     --
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $  78.58                     12
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $ 130.17                    224
AXA AGGRESSIVE ALLOCATION................   0.60%                A                   $ 125.37                    285
AXA AGGRESSIVE ALLOCATION................   0.80%                A                   $ 123.80                      1
AXA AGGRESSIVE ALLOCATION................   0.90%                A                   $ 123.02                     19
AXA AGGRESSIVE ALLOCATION................   0.00%                B                   $ 128.17                    250
AXA AGGRESSIVE ALLOCATION................   0.60%                B                   $ 123.44                     92
AXA AGGRESSIVE ALLOCATION................   0.90%                B                   $ 121.13                     --
AXA BALANCED STRATEGY....................   0.00%                B                   $ 101.74                     --
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $  11.33                      1
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $ 101.66                     --
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $ 124.37                     49
AXA CONSERVATIVE ALLOCATION..............   0.60%                A                   $ 119.78                    175
AXA CONSERVATIVE ALLOCATION..............   0.80%                A                   $ 118.28                     --
AXA CONSERVATIVE ALLOCATION..............   0.90%                A                   $ 117.54                     10
AXA CONSERVATIVE ALLOCATION..............   0.00%                B                   $ 122.45                     27
AXA CONSERVATIVE ALLOCATION..............   0.60%                B                   $ 117.93                     30
AXA CONSERVATIVE ALLOCATION..............   0.90%                B                   $ 115.72                     --
AXA CONSERVATIVE GROWTH STRATEGY.........   0.00%                B                   $ 101.49                     --
AXA CONSERVATIVE STRATEGY................   0.00%                B                   $ 100.81                     --
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $  11.80                      9
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $  94.86                      1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $ 124.89                     62
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%                A                   $ 120.28                    205
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.80%                A                   $ 118.77                      1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%                A                   $ 118.03                      5
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                B                   $ 122.96                     52
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%                B                   $ 118.42                     39
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%                B                   $ 116.20                     --
AXA GROWTH STRATEGY......................   0.00%                B                   $ 102.40                      2
AXA MODERATE ALLOCATION..................   0.00%                A                   $  12.10                     12
AXA MODERATE ALLOCATION..................   0.00%                A                   $  91.06                     28
AXA MODERATE ALLOCATION..................   0.00%                A                   $ 260.68                    434
AXA MODERATE ALLOCATION..................   0.60%                A                   $ 582.35                  1,427
AXA MODERATE ALLOCATION..................   0.80%                A                   $ 189.93                     20
AXA MODERATE ALLOCATION..................   0.90%                A                   $ 241.38                    330
AXA MODERATE ALLOCATION..................   0.00%                B                   $ 128.99                    313
AXA MODERATE ALLOCATION..................   0.60%                B                   $ 123.58                    613
AXA MODERATE ALLOCATION..................   0.90%                B                   $ 130.72                     --
AXA MODERATE GROWTH STRATEGY.............   0.00%                B                   $ 102.03                     37
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $  12.59                      8
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $  85.28                     27
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $ 132.87                    644
AXA MODERATE-PLUS ALLOCATION.............   0.60%                A                   $ 127.96                    814
AXA MODERATE-PLUS ALLOCATION.............   0.80%                A                   $ 126.36                      5
AXA MODERATE-PLUS ALLOCATION.............   0.90%                A                   $ 125.57                    125
AXA MODERATE-PLUS ALLOCATION.............   0.00%                B                   $ 130.81                    663
AXA MODERATE-PLUS ALLOCATION.............   0.60%                B                   $ 125.98                    337
AXA MODERATE-PLUS ALLOCATION.............   0.90%                B                   $ 123.62                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                A                   $  13.49                     --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                A                   $ 156.28                    458
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%                A                   $ 143.01                  1,995
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.80%                A                   $ 117.64                     15
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%                A                   $ 136.77                    201
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                B                   $ 107.23                     60
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%                B                   $ 106.74                    464
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%                B                   $ 101.19                     --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                A                   $  14.24                      1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                A                   $ 187.20                    203
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%                A                   $ 173.45                    400
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.80%                A                   $ 169.08                      6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%                A                   $ 166.93                     54
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                B                   $ 154.43                     18
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%                B                   $ 129.19                    321
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%                B                   $ 124.79                     --
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $  13.36                      2
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $ 124.85                      9
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $ 174.33                    120
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                A                   $ 167.91                      6
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                B                   $ 230.61                    133
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                B                   $ 139.74                     47
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                B                   $ 213.69                    436
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.80%                B                   $ 208.30                      4
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.90%                B                   $ 205.66                     38
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $  13.98                      1
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $ 149.90                      8
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $ 190.88                    102
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                A                   $ 141.34                      5
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                B                   $ 140.29                    228
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                B                   $ 142.13                      8
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                B                   $ 145.13                    516
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.80%                B                   $ 129.08                      3
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.90%                B                   $ 140.20                     51
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%                A                   $  74.69                      2
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%                A                   $  73.49                     50
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.80%                A                   $  73.09                     --
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%                A                   $  72.89                      5
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%                B                   $ 103.43                     48
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%                B                   $  72.99                     13
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%                B                   $  72.39                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%                A                   $ 127.56                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%                B                   $  80.31                      2
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.60%                B                   $  75.45                      4
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.80%                B                   $  73.88                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.90%                B                   $  73.12                     --
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%                A                   $ 129.23                      3
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%                B                   $  69.81                     12
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%                B                   $  66.25                      5
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%                B                   $  75.46                     47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                        Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                       ------------------   -------------   -----------------   -------------------------
EQ/CAPITAL GUARDIAN GROWTH..........   0.80%                B                   $  64.23                     --
EQ/CAPITAL GUARDIAN GROWTH..........   0.90%                B                   $  72.89                      6
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $  13.13                      1
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $ 113.79                      6
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $ 154.58                     49
EQ/CAPITAL GUARDIAN RESEARCH........   0.60%                A                   $ 101.67                      8
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                B                   $ 118.02                    113
EQ/CAPITAL GUARDIAN RESEARCH........   0.60%                B                   $ 110.90                    568
EQ/CAPITAL GUARDIAN RESEARCH........   0.80%                B                   $ 108.62                      5
EQ/CAPITAL GUARDIAN RESEARCH........   0.90%                B                   $ 107.49                     53
EQ/COMMON STOCK INDEX...............   0.00%                A                   $  12.91                      1
EQ/COMMON STOCK INDEX...............   0.00%                A                   $ 266.33                    603
EQ/COMMON STOCK INDEX...............   0.60%                A                   $ 700.97                  1,387
EQ/COMMON STOCK INDEX...............   0.80%                A                   $ 170.37                     57
EQ/COMMON STOCK INDEX...............   0.90%                A                   $ 291.37                    271
EQ/COMMON STOCK INDEX...............   0.00%                B                   $  83.59                     78
EQ/COMMON STOCK INDEX...............   0.60%                B                   $  94.49                  1,356
EQ/COMMON STOCK INDEX...............   0.90%                B                   $  91.28                     --
EQ/CORE BOND INDEX..................   0.00%                A                   $ 114.76                    158
EQ/CORE BOND INDEX..................   0.00%                A                   $ 119.94                      9
EQ/CORE BOND INDEX..................   0.60%                A                   $ 117.23                      8
EQ/CORE BOND INDEX..................   0.60%                A                   $ 140.02                     49
EQ/CORE BOND INDEX..................   0.60%                A                   $ 140.15                     36
EQ/CORE BOND INDEX..................   0.80%                A                   $ 112.41                     --
EQ/CORE BOND INDEX..................   0.90%                A                   $ 111.50                     17
EQ/CORE BOND INDEX..................   0.00%                B                   $ 119.83                     53
EQ/CORE BOND INDEX..................   0.60%                B                   $ 137.63                     16
EQ/CORE BOND INDEX..................   0.60%                B                   $ 140.02                     79
EQ/CORE BOND INDEX..................   0.90%                B                   $ 135.26                     --
EQ/EQUITY 500 INDEX.................   0.00%                A                   $  12.55                      1
EQ/EQUITY 500 INDEX.................   0.00%                A                   $ 301.80                    485
EQ/EQUITY 500 INDEX.................   0.60%                A                   $ 277.24                    889
EQ/EQUITY 500 INDEX.................   0.80%                A                   $ 189.14                     16
EQ/EQUITY 500 INDEX.................   0.90%                A                   $ 264.28                    146
EQ/EQUITY 500 INDEX.................   0.00%                B                   $  91.81                    165
EQ/EQUITY 500 INDEX.................   0.60%                B                   $  89.00                    884
EQ/EQUITY 500 INDEX.................   0.90%                B                   $  98.92                     --
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $  12.50                     --
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $ 120.75                      9
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $ 150.08                    200
EQ/EQUITY GROWTH PLUS...............   0.60%                A                   $ 144.56                     18
EQ/EQUITY GROWTH PLUS...............   0.00%                B                   $ 143.43                    155
EQ/EQUITY GROWTH PLUS...............   0.60%                B                   $ 136.49                    494
EQ/EQUITY GROWTH PLUS...............   0.80%                B                   $ 134.24                      2
EQ/EQUITY GROWTH PLUS...............   0.90%                B                   $ 133.13                     35
EQ/EVERGREEN OMEGA..................   0.00%                A                   $  14.39                     --
EQ/EVERGREEN OMEGA..................   0.00%                A                   $ 135.42                      2
EQ/EVERGREEN OMEGA..................   0.00%                A                   $ 190.92                     10
EQ/EVERGREEN OMEGA..................   0.00%                B                   $ 109.78                     63
EQ/EVERGREEN OMEGA..................   0.60%                B                   $  99.96                    160
EQ/EVERGREEN OMEGA..................   0.80%                B                   $ 101.03                      1

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/EVERGREEN OMEGA...........................   0.90%                B                   $  96.82                    --
EQ/EVERGREEN OMEGA...........................   0.90%                B                   $  99.98                    11
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.00%                B                   $  99.11                    11
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.00%                B                   $ 123.62                    12
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.60%                B                   $  97.51                    36
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.80%                B                   $  96.99                    --
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.90%                B                   $  96.72                     5
EQ/GAMCO SMALL COMPANY VALUE.................   0.00%                B                   $  98.58                    13
EQ/GAMCO SMALL COMPANY VALUE.................   0.00%                B                   $ 150.93                   144
EQ/GAMCO SMALL COMPANY VALUE.................   0.60%                B                   $  96.99                   256
EQ/GAMCO SMALL COMPANY VALUE.................   0.80%                B                   $  96.47                     1
EQ/GAMCO SMALL COMPANY VALUE.................   0.90%                B                   $  96.20                    32
EQ/GLOBAL BOND PLUS..........................   0.00%                A                   $  10.97                     1
EQ/GLOBAL BOND PLUS..........................   0.00%                A                   $ 125.42                   114
EQ/GLOBAL BOND PLUS..........................   0.60%                A                   $ 115.56                    75
EQ/GLOBAL BOND PLUS..........................   0.80%                A                   $ 114.93                    --
EQ/GLOBAL BOND PLUS..........................   0.90%                A                   $ 114.62                    11
EQ/GLOBAL BOND PLUS..........................   0.00%                B                   $ 120.05                    26
EQ/GLOBAL BOND PLUS..........................   0.60%                B                   $ 114.71                    42
EQ/GLOBAL BOND PLUS..........................   0.90%                B                   $ 113.78                    --
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $  15.86                    --
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $ 224.31                    17
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $ 361.16                    85
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                B                   $ 194.58                   287
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%                B                   $ 180.62                   712
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%                B                   $ 244.90                    27
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.80%                B                   $ 176.18                     4
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.90%                B                   $ 174.00                    62
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                A                   $  10.04                     1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                A                   $ 209.40                   188
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%                A                   $ 234.10                   188
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.80%                A                   $ 167.62                     3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%                A                   $ 190.91                    30
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                B                   $ 110.91                     1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                B                   $ 151.12                     8
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%                B                   $ 141.71                   161
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%                B                   $ 140.25                    --
EQ/INTERNATIONAL CORE PLUS...................   0.00%                A                   $ 196.72                    17
EQ/INTERNATIONAL CORE PLUS...................   0.60%                A                   $ 147.40                     4
EQ/INTERNATIONAL CORE PLUS...................   0.00%                B                   $ 128.10                    44
EQ/INTERNATIONAL CORE PLUS...................   0.60%                B                   $ 119.98                   144
EQ/INTERNATIONAL CORE PLUS...................   0.80%                B                   $ 117.86                    --
EQ/INTERNATIONAL CORE PLUS...................   0.90%                B                   $ 116.29                     9
EQ/INTERNATIONAL GROWTH......................   0.00%                B                   $  87.01                    50
EQ/INTERNATIONAL GROWTH......................   0.00%                B                   $ 138.85                    23
EQ/INTERNATIONAL GROWTH......................   0.60%                B                   $  85.60                   155
EQ/INTERNATIONAL GROWTH......................   0.80%                B                   $  85.14                    --
EQ/INTERNATIONAL GROWTH......................   0.90%                B                   $  84.91                    21
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%                A                   $  13.51                    --
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%                A                   $ 117.94                     3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                           Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                          ------------------   -------------   -----------------   -------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.00%                A                   $ 153.64                      4
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.00%                B                   $ 144.25                     57
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.60%                B                   $  93.80                     14
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.60%                B                   $ 133.66                    112
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.80%                B                   $ 130.29                      2
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.90%                B                   $ 128.64                     17
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $  12.72                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $ 118.39                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $ 142.75                      3
EQ/LARGE CAP CORE PLUS.................   0.60%                A                   $ 103.78                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                B                   $  92.37                     12
EQ/LARGE CAP CORE PLUS.................   0.60%                B                   $  86.67                     63
EQ/LARGE CAP CORE PLUS.................   0.80%                B                   $  84.84                     --
EQ/LARGE CAP CORE PLUS.................   0.90%                B                   $  83.94                     20
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $  14.37                     --
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $ 128.29                      4
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $ 154.23                     49
EQ/LARGE CAP GROWTH INDEX..............   0.60%                A                   $ 107.11                      1
EQ/LARGE CAP GROWTH INDEX..............   0.00%                B                   $  77.13                    184
EQ/LARGE CAP GROWTH INDEX..............   0.60%                B                   $  72.37                  1,032
EQ/LARGE CAP GROWTH INDEX..............   0.80%                B                   $  70.85                      9
EQ/LARGE CAP GROWTH INDEX..............   0.90%                B                   $  70.10                     43
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $  13.44                     --
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $ 131.55                      5
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $ 173.15                     34
EQ/LARGE CAP GROWTH PLUS...............   0.60%                A                   $ 111.56                      3
EQ/LARGE CAP GROWTH PLUS...............   0.00%                B                   $ 165.73                    112
EQ/LARGE CAP GROWTH PLUS...............   0.60%                B                   $  88.23                     59
EQ/LARGE CAP GROWTH PLUS...............   0.60%                B                   $ 153.56                    610
EQ/LARGE CAP GROWTH PLUS...............   0.80%                B                   $ 149.69                      7
EQ/LARGE CAP GROWTH PLUS...............   0.90%                B                   $ 147.79                     39
EQ/LARGE CAP VALUE INDEX...............   0.00%                A                   $  47.81                      7
EQ/LARGE CAP VALUE INDEX...............   0.60%                A                   $  47.04                     25
EQ/LARGE CAP VALUE INDEX...............   0.80%                A                   $  46.78                     --
EQ/LARGE CAP VALUE INDEX...............   0.90%                A                   $  46.65                      4
EQ/LARGE CAP VALUE INDEX...............   0.00%                B                   $  55.34                     15
EQ/LARGE CAP VALUE INDEX...............   0.60%                B                   $  46.72                     13
EQ/LARGE CAP VALUE INDEX...............   0.90%                B                   $  46.34                     --
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $  12.00                     --
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 101.37                     29
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 103.33                    445
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 136.81                    320
EQ/LARGE CAP VALUE PLUS................   0.60%                A                   $  98.49                     22
EQ/LARGE CAP VALUE PLUS................   0.60%                A                   $ 112.44                  1,526
EQ/LARGE CAP VALUE PLUS................   0.80%                A                   $  95.07                     31
EQ/LARGE CAP VALUE PLUS................   0.90%                A                   $ 108.62                    225
EQ/LARGE CAP VALUE PLUS................   0.00%                B                   $ 102.48                     57
EQ/LARGE CAP VALUE PLUS................   0.00%                B                   $ 103.33                      1
EQ/LARGE CAP VALUE PLUS................   0.60%                B                   $  95.77                      9
EQ/LARGE CAP VALUE PLUS................   0.60%                B                   $ 111.52                    917
EQ/LARGE CAP VALUE PLUS................   0.90%                B                   $ 107.73                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                           ------------------   -------------   -----------------   -------------------------
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%                A                   $  74.98                     3
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%                A                   $  73.77                    13
EQ/LORD ABBETT GROWTH AND INCOME........   0.80%                A                   $  73.37                    --
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%                A                   $  73.17                    --
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%                B                   $  97.18                     6
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%                B                   $  73.27                     1
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%                B                   $  72.68                    --
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%                A                   $  90.68                    16
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%                A                   $  89.22                    41
EQ/LORD ABBETT LARGE CAP CORE...........   0.80%                A                   $  88.73                    --
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%                A                   $  88.49                     4
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%                B                   $ 115.16                    11
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%                B                   $  88.62                    18
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%                B                   $  87.90                    --
EQ/MID CAP INDEX........................   0.00%                A                   $  14.25                    --
EQ/MID CAP INDEX........................   0.00%                A                   $ 110.15                     4
EQ/MID CAP INDEX........................   0.00%                A                   $ 162.99                   110
EQ/MID CAP INDEX........................   0.60%                A                   $ 116.57                     7
EQ/MID CAP INDEX........................   0.00%                B                   $ 104.63                   128
EQ/MID CAP INDEX........................   0.60%                B                   $  98.92                   508
EQ/MID CAP INDEX........................   0.80%                B                   $  97.07                     2
EQ/MID CAP INDEX........................   0.90%                B                   $  96.16                    24
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $  14.09                     1
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 125.12                    18
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 161.75                   185
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 173.76                   201
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 125.41                    14
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 145.59                    53
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 149.87                   870
EQ/MID CAP VALUE PLUS...................   0.80%                A                   $ 146.09                     7
EQ/MID CAP VALUE PLUS...................   0.90%                A                   $ 144.24                    76
EQ/MID CAP VALUE PLUS...................   0.00%                B                   $ 161.72                    42
EQ/MID CAP VALUE PLUS...................   0.90%                B                   $ 113.72                    --
EQ/MONEY MARKET.........................   0.00%                A                   $  10.03                    80
EQ/MONEY MARKET.........................   0.00%                A                   $ 171.91                   947
EQ/MONEY MARKET.........................   0.60%                A                   $ 251.62                   531
EQ/MONEY MARKET.........................   0.80%                A                   $ 143.26                     4
EQ/MONEY MARKET.........................   0.90%                A                   $ 159.18                    48
EQ/MONEY MARKET.........................   0.00%                B                   $ 131.48                   299
EQ/MONEY MARKET.........................   0.60%                B                   $ 128.98                   347
EQ/MONEY MARKET.........................   0.90%                B                   $ 124.60                    --
EQ/MONTAG & CALDWELL GROWTH.............   0.00%                A                   $ 102.38                     7
EQ/MONTAG & CALDWELL GROWTH.............   0.60%                A                   $ 100.73                    83
EQ/MONTAG & CALDWELL GROWTH.............   0.80%                A                   $ 100.18                    --
EQ/MONTAG & CALDWELL GROWTH.............   0.90%                A                   $  99.91                     9
EQ/MONTAG & CALDWELL GROWTH.............   0.00%                B                   $ 125.64                    36
EQ/MONTAG & CALDWELL GROWTH.............   0.60%                B                   $ 100.07                    39
EQ/MONTAG & CALDWELL GROWTH.............   0.90%                B                   $  99.25                    --
EQ/PIMCO ULTRA SHORT BOND...............   0.00%                A                   $ 112.94                    89
EQ/PIMCO ULTRA SHORT BOND...............   0.60%                A                   $ 100.94                     4
EQ/PIMCO ULTRA SHORT BOND...............   0.60%                A                   $ 111.13                   205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                        ------------------   -------------   -----------------   -------------------------
EQ/PIMCO ULTRA SHORT BOND............   0.80%                A                   $ 110.52                     1
EQ/PIMCO ULTRA SHORT BOND............   0.90%                A                   $ 110.22                    20
EQ/PIMCO ULTRA SHORT BOND............   0.00%                B                   $ 112.94                    --
EQ/PIMCO ULTRA SHORT BOND............   0.00%                B                   $ 116.26                    76
EQ/PIMCO ULTRA SHORT BOND............   0.60%                B                   $ 111.02                    95
EQ/PIMCO ULTRA SHORT BOND............   0.90%                B                   $ 110.12                    --
EQ/QUALITY BOND PLUS.................   0.00%                A                   $  10.85                     1
EQ/QUALITY BOND PLUS.................   0.00%                A                   $ 224.15                   147
EQ/QUALITY BOND PLUS.................   0.60%                A                   $ 191.75                   232
EQ/QUALITY BOND PLUS.................   0.80%                A                   $ 176.48                     2
EQ/QUALITY BOND PLUS.................   0.90%                A                   $ 182.56                    35
EQ/QUALITY BOND PLUS.................   0.00%                B                   $ 151.95                    22
EQ/QUALITY BOND PLUS.................   0.60%                B                   $ 142.27                   176
EQ/QUALITY BOND PLUS.................   0.90%                B                   $ 139.83                    --
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $  13.13                    --
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $  77.97                     3
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $ 194.78                    79
EQ/SMALL COMPANY INDEX...............   0.60%                A                   $ 128.29                    16
EQ/SMALL COMPANY INDEX...............   0.60%                A                   $ 165.48                   102
EQ/SMALL COMPANY INDEX...............   0.80%                A                   $ 162.34                    --
EQ/SMALL COMPANY INDEX...............   0.90%                A                   $ 161.25                    10
EQ/SMALL COMPANY INDEX...............   0.00%                B                   $ 142.12                    24
EQ/SMALL COMPANY INDEX...............   0.60%                B                   $ 144.75                     2
EQ/SMALL COMPANY INDEX...............   0.60%                B                   $ 146.63                    42
EQ/SMALL COMPANY INDEX...............   0.90%                B                   $ 141.64                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  14.49                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  83.43                     9
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  83.60                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.60%                A                   $  82.17                     3
EQ/T. ROWE PRICE GROWTH STOCK........   0.90%                A                   $  80.94                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                B                   $  82.80                    67
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                B                   $  98.42                    40
EQ/T. ROWE PRICE GROWTH STOCK........   0.60%                B                   $  81.56                   262
EQ/T. ROWE PRICE GROWTH STOCK........   0.80%                B                   $  81.14                     1
EQ/T. ROWE PRICE GROWTH STOCK........   0.90%                B                   $  80.94                    16
EQ/UBS GROWTH AND INCOME.............   0.00%                B                   $  76.20                     1
EQ/UBS GROWTH AND INCOME.............   0.00%                B                   $ 109.54                    18
EQ/UBS GROWTH AND INCOME.............   0.60%                B                   $  74.97                    34
EQ/UBS GROWTH AND INCOME.............   0.80%                B                   $  74.57                    --
EQ/UBS GROWTH AND INCOME.............   0.90%                B                   $  74.36                     2
EQ/VAN KAMPEN COMSTOCK...............   0.00%                A                   $  75.22                     7
EQ/VAN KAMPEN COMSTOCK...............   0.60%                A                   $  74.01                     9
EQ/VAN KAMPEN COMSTOCK...............   0.80%                A                   $  73.61                    --
EQ/VAN KAMPEN COMSTOCK...............   0.90%                A                   $  73.41                     1
EQ/VAN KAMPEN COMSTOCK...............   0.00%                B                   $  96.28                    11
EQ/VAN KAMPEN COMSTOCK...............   0.60%                B                   $  73.50                     3
EQ/VAN KAMPEN COMSTOCK...............   0.90%                B                   $  72.90                    --
EQ/VAN KAMPEN MID CAP GROWTH.........   0.00%                A                   $  94.99                    70
EQ/VAN KAMPEN MID CAP GROWTH.........   0.60%                A                   $  93.45                   168
EQ/VAN KAMPEN MID CAP GROWTH.........   0.80%                A                   $  92.95                     1
EQ/VAN KAMPEN MID CAP GROWTH.........   0.90%                A                   $  92.69                    19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/VAN KAMPEN MID CAP GROWTH.................   0.00%                B                   $ 138.16                    26
EQ/VAN KAMPEN MID CAP GROWTH.................   0.60%                B                   $  92.82                    63
EQ/VAN KAMPEN MID CAP GROWTH.................   0.90%                B                   $  92.07                    --
FIDELITY(R) MONEY MARKET.....................   0.00%                B                   $  10.02                     1
FIDELITY(R) MONEY MARKET.....................   0.00%                B                   $ 100.18                   140
FIDELITY(R) VIP ASSET MANAGER: GROWTH........   0.00%                B                   $  13.51                    --
FIDELITY(R) VIP ASSET MANAGER: GROWTH........   0.00%                B                   $ 139.68                    44
FIDELITY(R) VIP CONTRAFUND...................   0.00%                B                   $  13.80                     1
FIDELITY(R) VIP CONTRAFUND...................   0.00%                B                   $ 173.17                   224
FIDELITY(R) VIP EQUITY-INCOME................   0.00%                B                   $  12.96                    --
FIDELITY(R) VIP EQUITY-INCOME................   0.00%                B                   $ 137.73                    39
FIDELITY(R) VIP GROWTH & INCOME..............   0.00%                B                   $  12.64                     1
FIDELITY(R) VIP GROWTH & INCOME..............   0.00%                B                   $ 124.07                    38
FIDELITY(R) VIP HIGH INCOME..................   0.00%                B                   $  15.04                    --
FIDELITY(R) VIP HIGH INCOME..................   0.00%                B                   $ 156.41                   114
FIDELITY(R) VIP INVESTMENT GRADE BOND........   0.00%                B                   $  11.96                     2
FIDELITY(R) VIP INVESTMENT GRADE BOND........   0.00%                B                   $ 131.38                   152
FIDELITY(R) VIP MID CAP......................   0.00%                B                   $  14.54                     1
FIDELITY(R) VIP MID CAP......................   0.00%                B                   $ 231.74                   136
FIDELITY(R) VIP VALUE........................   0.00%                B                   $  14.67                    --
FIDELITY(R) VIP VALUE........................   0.00%                B                   $ 132.79                    41
FIDELITY(R) VIP VALUE STRATEGIES.............   0.00%                B                   $  16.43                    --
FIDELITY(R) VIP VALUE STRATEGIES.............   0.00%                B                   $ 168.44                    35
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $  13.94                    --
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $  78.89                     5
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $ 145.11                   281
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                A                   $ 113.63                     6
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                A                   $ 578.41                   467
MULTIMANAGER AGGRESSIVE EQUITY...............   0.80%                A                   $  85.43                    29
MULTIMANAGER AGGRESSIVE EQUITY...............   0.90%                A                   $ 153.66                   113
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                B                   $  74.30                    24
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                B                   $  69.99                   237
MULTIMANAGER AGGRESSIVE EQUITY...............   0.90%                B                   $  67.61                    --
MULTIMANAGER CORE BOND.......................   0.00%                A                   $  11.23                     6
MULTIMANAGER CORE BOND.......................   0.00%                A                   $ 132.49                     9
MULTIMANAGER CORE BOND.......................   0.00%                A                   $ 140.21                   156
MULTIMANAGER CORE BOND.......................   0.60%                A                   $ 140.92                    13
MULTIMANAGER CORE BOND.......................   0.00%                B                   $ 145.18                   145
MULTIMANAGER CORE BOND.......................   0.60%                B                   $ 138.35                   391
MULTIMANAGER CORE BOND.......................   0.80%                B                   $ 136.14                     1
MULTIMANAGER CORE BOND.......................   0.90%                B                   $ 135.05                    45
MULTIMANAGER INTERNATIONAL EQUITY............   0.00%                A                   $ 191.99                    72
MULTIMANAGER INTERNATIONAL EQUITY............   0.60%                A                   $ 138.13                     4
MULTIMANAGER INTERNATIONAL EQUITY............   0.00%                B                   $ 181.13                    21
MULTIMANAGER INTERNATIONAL EQUITY............   0.60%                B                   $ 133.18                   256
MULTIMANAGER INTERNATIONAL EQUITY............   0.80%                B                   $ 171.66                    --
MULTIMANAGER INTERNATIONAL EQUITY............   0.90%                B                   $ 130.00                    17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                              Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                             ------------------   -------------   -----------------   -------------------------
MULTIMANAGER LARGE CAP CORE EQUITY........   0.00%                A                   $ 154.20                    23
MULTIMANAGER LARGE CAP CORE EQUITY........   0.60%                A                   $ 108.70                    --
MULTIMANAGER LARGE CAP CORE EQUITY........   0.00%                B                   $ 138.05                     5
MULTIMANAGER LARGE CAP CORE EQUITY........   0.60%                B                   $ 105.80                    29
MULTIMANAGER LARGE CAP CORE EQUITY........   0.80%                B                   $ 130.83                    --
MULTIMANAGER LARGE CAP CORE EQUITY........   0.90%                B                   $ 103.27                     2
MULTIMANAGER LARGE CAP GROWTH.............   0.00%                A                   $ 130.26                    56
MULTIMANAGER LARGE CAP GROWTH.............   0.60%                A                   $  87.61                     2
MULTIMANAGER LARGE CAP GROWTH.............   0.00%                B                   $ 116.67                    10
MULTIMANAGER LARGE CAP GROWTH.............   0.60%                B                   $  81.55                    76
MULTIMANAGER LARGE CAP GROWTH.............   0.80%                B                   $ 110.57                    --
MULTIMANAGER LARGE CAP GROWTH.............   0.90%                B                   $  79.60                    25
MULTIMANAGER LARGE CAP VALUE..............   0.00%                A                   $ 163.46                    56
MULTIMANAGER LARGE CAP VALUE..............   0.60%                A                   $ 118.02                     7
MULTIMANAGER LARGE CAP VALUE..............   0.00%                B                   $ 148.60                    23
MULTIMANAGER LARGE CAP VALUE..............   0.60%                B                   $ 116.62                   169
MULTIMANAGER LARGE CAP VALUE..............   0.80%                B                   $ 140.83                    --
MULTIMANAGER LARGE CAP VALUE..............   0.90%                B                   $ 113.84                    11
MULTIMANAGER MID CAP GROWTH...............   0.00%                A                   $ 182.73                    49
MULTIMANAGER MID CAP GROWTH...............   0.60%                A                   $ 106.45                     3
MULTIMANAGER MID CAP GROWTH...............   0.00%                B                   $ 162.19                     8
MULTIMANAGER MID CAP GROWTH...............   0.60%                B                   $  99.79                   143
MULTIMANAGER MID CAP GROWTH...............   0.80%                B                   $ 153.71                    --
MULTIMANAGER MID CAP GROWTH...............   0.90%                B                   $  97.40                    16
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $  15.67                    --
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $ 137.84                     5
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $ 209.39                    43
MULTIMANAGER MID CAP VALUE................   0.60%                A                   $ 132.50                     3
MULTIMANAGER MID CAP VALUE................   0.00%                B                   $ 137.87                    66
MULTIMANAGER MID CAP VALUE................   0.60%                B                   $ 131.38                   233
MULTIMANAGER MID CAP VALUE................   0.80%                B                   $ 129.28                     1
MULTIMANAGER MID CAP VALUE................   0.90%                B                   $ 128.24                    17
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                A                   $  11.72                     5
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                A                   $ 190.79                   215
MULTIMANAGER MULTI-SECTOR BOND............   0.60%                A                   $ 331.92                   197
MULTIMANAGER MULTI-SECTOR BOND............   0.80%                A                   $ 132.81                     6
MULTIMANAGER MULTI-SECTOR BOND............   0.90%                A                   $ 198.75                    41
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                B                   $ 115.82                    20
MULTIMANAGER MULTI-SECTOR BOND............   0.60%                B                   $  93.81                   151
MULTIMANAGER MULTI-SECTOR BOND............   0.90%                B                   $  90.62                    --
MULTIMANAGER SMALL CAP GROWTH.............   0.00%                B                   $  74.97                     1
MULTIMANAGER SMALL CAP GROWTH.............   0.00%                B                   $ 109.93                    40
MULTIMANAGER SMALL CAP GROWTH.............   0.60%                B                   $  73.79                    27
MULTIMANAGER SMALL CAP GROWTH.............   0.80%                B                   $  73.40                    --
MULTIMANAGER SMALL CAP GROWTH.............   0.90%                B                   $  73.21                     1
MULTIMANAGER SMALL CAP VALUE..............   0.00%                A                   $ 154.45                    67
MULTIMANAGER SMALL CAP VALUE..............   0.60%                A                   $ 148.76                     7
MULTIMANAGER SMALL CAP VALUE..............   0.00%                B                   $ 162.86                    11
MULTIMANAGER SMALL CAP VALUE..............   0.60%                B                   $ 149.12                     5
MULTIMANAGER SMALL CAP VALUE..............   0.60%                B                   $ 153.15                    87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                        Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                       ------------------   -------------   -----------------   -------------------------
MULTIMANAGER SMALL CAP VALUE........   0.80%                B                   $ 149.84                    --
MULTIMANAGER SMALL CAP VALUE........   0.90%                B                   $ 147.95                    --
MULTIMANAGER SMALL CAP VALUE........   0.90%                B                   $ 148.28                     5
MULTIMANAGER TECHNOLOGY.............   0.00%                A                   $  15.97                    --
MULTIMANAGER TECHNOLOGY.............   0.00%                A                   $ 223.26                    52
MULTIMANAGER TECHNOLOGY.............   0.60%                A                   $ 119.01                     3
MULTIMANAGER TECHNOLOGY.............   0.00%                B                   $ 182.41                    82
MULTIMANAGER TECHNOLOGY.............   0.60%                B                   $ 107.15                   475
MULTIMANAGER TECHNOLOGY.............   0.80%                B                   $ 172.87                     1
MULTIMANAGER TECHNOLOGY.............   0.90%                B                   $ 104.59                    19
NATURAL RESOURCES...................   0.00%                B                   $  20.29                    --
NATURAL RESOURCES...................   0.00%                B                   $  78.88                   367
TARGET 2015 ALLOCATION..............   0.00%                B                   $  12.41                     4
TARGET 2015 ALLOCATION..............   0.00%                B                   $  97.56                    33
TARGET 2025 ALLOCATION..............   0.00%                B                   $  12.68                     1
TARGET 2025 ALLOCATION..............   0.00%                B                   $  94.32                    17
TARGET 2035 ALLOCATION..............   0.00%                B                   $  12.90                    --
TARGET 2035 ALLOCATION..............   0.00%                B                   $  92.42                    14
TARGET 2045 ALLOCATION..............   0.00%                B                   $  13.11                     1
TARGET 2045 ALLOCATION..............   0.00%                B                   $  90.03                     2
VANGUARD VIF EQUITY INDEX...........   0.60%                A                   $ 106.86                    48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                      AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                        ALLOCATION     STRATEGY (b)      ALLOCATION
                                                     ---------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,121,046      $   65       $     796,544
 Expenses:
  Less: Asset-based charges.........................         268,708          --              90,737
                                                      --------------      ------       -------------
Net Investment Income (Loss)........................         852,338          65             705,807
                                                      --------------      ------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (15,968,135)          1          (1,054,004)
  Realized gain distribution from The Trusts........      11,512,265          28           1,035,535
                                                      --------------      ------       -------------
 Net realized gain (loss)...........................      (4,455,870)         29             (18,469)
                                                      --------------      ------       -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      27,067,008         (85)          1,496,595
                                                      --------------      ------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      22,611,138         (56)          1,478,126
                                                      --------------      ------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,463,476      $    9       $   2,183,933
                                                      ==============      ======       =============

                                                        AXA CONSERVATIVE    AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY (b)     STRATEGY (b)           ALLOCATION
                                                     --------------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................        $   19               $  15             $     852,637
 Expenses:
  Less: Asset-based charges.........................            --                  --                    90,427
                                                            ------               -----             -------------
Net Investment Income (Loss)........................            19                  15                   762,210
                                                            ------               -----             -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            --                   2                (1,682,232)
  Realized gain distribution from The Trusts........             5                   2                 2,420,466
                                                            ------               -----             -------------
 Net realized gain (loss)...........................             5                   4                   738,234
                                                            ------               -----             -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................           (24)                (23)                1,959,375
                                                            ------               -----             -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................           (19)                (19)                2,697,609
                                                            ------               -----             -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................        $   --               $  (4)            $   3,459,819
                                                            ======               =====             =============

-------
(b) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                       AXA GROWTH     AXA MODERATE        AXA MODERATE
                                                      STRATEGY (b)     ALLOCATION     GROWTH STRATEGY (b)
                                                     -------------- ---------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $1,133      $  17,073,560          $ 34,939
 Expenses:
  Less: Asset-based charges.........................        --           5,869,054                --
                                                         ------      -------------          --------
Net Investment Income (Loss)........................      1,133         11,204,506            34,939
                                                         ------      -------------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (4)       (17,144,601)              619
  Realized gain distribution from The Trusts........        712         71,464,888            20,707
                                                         -------     -------------          --------
 Net realized gain (loss)...........................        708         54,320,287            21,326
                                                         -------     -------------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (500)        99,520,054            71,771
                                                         -------     -------------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        208        153,840,341            93,097
                                                         -------     -------------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $1,341      $ 165,044,847          $128,036
                                                         =======     =============          ========

                                                      AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                     ------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    4,504,580        $   10,375,359          $    180,593
 Expenses:
  Less: Asset-based charges.........................          878,982             2,027,783               657,094
                                                       --------------        --------------          ------------
Net Investment Income (Loss)........................        3,625,598             8,347,576              (476,501)
                                                       --------------        --------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (18,512,127)          (20,226,963)           (7,177,869)
  Realized gain distribution from The Trusts........       26,884,270                    --                    --
                                                       --------------        --------------          ------------
 Net realized gain (loss)...........................        8,372,143           (20,226,963)           (7,177,869)
                                                       --------------        --------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       44,690,631           107,545,847            51,245,160
                                                       --------------        --------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       53,062,774            87,318,884            44,067,291
                                                       --------------        --------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   56,688,372        $   95,666,460          $ 43,590,790
                                                       ==============        ==============          ============

-------
(b) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/BLACKROCK BASIC      EQ/BLACKROCK
                                                         VALUE EQUITY     INTERNATIONAL VALUE
                                                     ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $  3,657,267         $  2,512,559
 Expenses:
  Less: Asset-based charges.........................         577,754              467,130
                                                        ------------         ------------
Net Investment Income (Loss)........................       3,079,513            2,045,429
                                                        ------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (7,740,575)          (8,937,060)
  Realized gain distribution from The Trusts........              --                   --
                                                        ------------         ------------
 Net realized gain (loss)...........................      (7,740,575)          (8,937,060)
                                                        ------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      40,808,969           37,918,280
                                                        ------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      33,068,394           28,981,220
                                                        ------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 36,147,907         $ 31,026,649
                                                        ============         ============

                                                      EQ/BOSTON ADVISORS        EQ/CALVERT           EQ/CAPITAL
                                                         EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                     -------------------- ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $     243,453           $   1,509           $   17,102
 Expenses:
  Less: Asset-based charges.........................           29,646               1,886               22,906
                                                        -------------           ---------           ----------
Net Investment Income (Loss)........................          213,807                (377)              (5,804)
                                                        -------------           ---------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (1,581,854)            (92,536)            (856,815)
  Realized gain distribution from The Trusts........               --                  --                   --
                                                        -------------           ---------           ----------
 Net realized gain (loss)...........................       (1,581,854)            (92,536)            (856,815)
                                                        -------------           ---------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        2,745,736             233,681            2,162,326
                                                        -------------           ---------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        1,163,882             141,145            1,305,511
                                                        -------------           ---------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   1,377,689           $ 140,768           $1,299,707
                                                        =============           =========           ==========

                                                        EQ/CAPITAL
                                                     GUARDIAN RESEARCH
                                                     ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $    949,582
 Expenses:
  Less: Asset-based charges.........................         384,756
                                                        ------------
Net Investment Income (Loss)........................         564,826
                                                        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,881,442)
  Realized gain distribution from The Trusts........              --
                                                        ------------
 Net realized gain (loss)...........................      (3,881,442)
                                                        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      25,621,680
                                                        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      21,740,238
                                                        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 22,305,064
                                                        ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         EQ/COMMON        EQ/CORE
                                                        STOCK INDEX      BOND INDEX
                                                     ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  23,655,141    $   1,342,094
 Expenses:
  Less: Asset-based charges.........................      6,594,991          169,778
                                                      -------------    -------------
Net Investment Income (Loss)........................     17,060,150        1,172,316
                                                      -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (98,863,488)      (3,701,545)
  Realized gain distribution from The Trusts........             --               --
                                                      -------------    -------------
 Net realized gain (loss)...........................    (98,863,488)      (3,701,545)
                                                      -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    384,983,906        3,670,597
                                                      -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    286,120,418          (30,948)
                                                      -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 303,180,568    $   1,141,368
                                                      =============    =============

                                                                                                         EQ/GAMCO
                                                         EQ/EQUITY       EQ/EQUITY     EQ/EVERGREEN       MERGERS
                                                         500 INDEX      GROWTH PLUS        OMEGA      AND ACQUISITIONS
                                                     ---------------- --------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  10,014,691    $  1,060,851     $   36,989      $        --
 Expenses:
  Less: Asset-based charges.........................      2,087,965         430,317         65,843           18,975
                                                      -------------    ------------     ----------      -----------
Net Investment Income (Loss)........................      7,926,726         630,534        (28,854)         (18,975)
                                                      -------------    ------------     ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (20,115,375)     (7,002,965)      (933,046)        (275,308)
  Realized gain distribution from The Trusts........      1,308,835              --             --           25,941
                                                      -------------    ------------     ----------      -----------
 Net realized gain (loss)...........................    (18,806,540)     (7,002,965)      (933,046)        (249,367)
                                                      -------------    ------------     ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    120,927,228      35,494,908      6,711,825          994,574
                                                      -------------    ------------     ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    102,120,688      28,491,943      5,778,779          745,207
                                                      -------------    ------------     ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 110,047,414    $ 29,122,477     $5,749,925      $   726,232
                                                      =============    ============     ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                                          EQ/GLOBAL
                                                      EQ/GAMCO SMALL     EQ/GLOBAL      MULTI-SECTOR
                                                       COMPANY VALUE     BOND PLUS         EQUITY
                                                     ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    176,030    $     233,284   $    2,580,114
 Expenses:
  Less: Asset-based charges.........................        121,281           84,998          749,893
                                                       ------------    -------------   --------------
Net Investment Income (Loss)........................         54,749          148,286        1,830,221
                                                       ------------    -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,423,570)      (2,838,870)     (20,144,690)
  Realized gain distribution from The Trusts........             --          107,323               --
                                                       ------------    -------------   --------------
 Net realized gain (loss)...........................     (2,423,570)      (2,731,547)     (20,144,690)
                                                       ------------    -------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     15,139,325        3,036,163       94,913,059
                                                       ------------    -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     12,715,755          304,616       74,768,369
                                                       ------------    -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ 12,770,504    $     452,902   $   76,598,590
                                                       ============    =============   ==============

                                                      EQ/INTERMEDIATE
                                                         GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                         BOND INDEX         CORE PLUS           GROWTH
                                                     ----------------- ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $  1,438,180      $     711,949      $     215,631
 Expenses:
  Less: Asset-based charges.........................        522,299             89,983             63,079
                                                       ------------      -------------      -------------
Net Investment Income (Loss)........................        915,881            621,966            152,552
                                                       ------------      -------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,283,726)        (3,704,050)        (2,283,315)
  Realized gain distribution from The Trusts........             --                 --                 --
                                                       ------------      -------------      -------------
 Net realized gain (loss)...........................     (1,283,726)        (3,704,050)        (2,283,315)
                                                       ------------      -------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (3,175,026)         9,127,845          7,163,054
                                                       ------------      -------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (4,458,752)         5,423,795          4,879,739
                                                       ------------      -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (3,542,871)     $   6,045,761      $   5,032,291
                                                       ============      =============      =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       EQ/JPMORGAN
                                                          VALUE          EQ/LARGE         EQ/LARGE
                                                      OPPORTUNITIES   CAP CORE PLUS   CAP GROWTH INDEX
                                                     --------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     353,505    $  333,906       $  1,845,792
 Expenses:
  Less: Asset-based charges.........................        106,090        42,962            408,066
                                                      -------------    ----------       ------------
Net Investment Income (Loss)........................        247,415       290,944          1,437,726
                                                      -------------    ----------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,292,951)     (852,752)        (1,858,043)
  Realized gain distribution from The Trusts........             --            --                 --
                                                      -------------    ----------       ------------
 Net realized gain (loss)...........................     (3,292,951)     (852,752)        (1,858,043)
                                                      -------------    ----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      9,701,057     2,407,274         29,457,768
                                                      -------------    ----------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      6,408,106     1,554,522         27,599,725
                                                      -------------    ----------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   6,655,521    $1,845,466       $ 29,037,451
                                                      =============    ==========       ============

                                                          EQ/LARGE          EQ/LARGE         EQ/LARGE
                                                      CAP GROWTH PLUS   CAP VALUE INDEX   CAP VALUE PLUS
                                                     ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $  1,474,525      $     231,262    $    8,552,252
 Expenses:
  Less: Asset-based charges.........................        576,624              7,703         1,729,332
                                                       ------------      -------------    --------------
Net Investment Income (Loss)........................        897,901            223,559         6,822,920
                                                       ------------      -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,361,980)        (1,044,044)      (55,165,137)
  Realized gain distribution from The Trusts........             --                 --                --
                                                       ------------      -------------    --------------
 Net realized gain (loss)...........................     (2,361,980)        (1,044,044)      (55,165,137)
                                                       ------------      -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     35,472,698          1,256,019       115,796,321
                                                       ------------      -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     33,110,718            211,975        60,631,184
                                                       ------------      -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ 34,008,619      $     435,534    $   67,454,104
                                                       ============      =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/LORD ABBETT    EQ/LORD ABBETT
                                                      GROWTH AND INCOME   LARGE CAP CORE
                                                     ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $    14,425        $   58,310
 Expenses:
  Less: Asset-based charges.........................           5,272            24,707
                                                         -----------        ----------
Net Investment Income (Loss)........................           9,153            33,603
                                                         -----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (169,729)         (545,720)
  Realized gain distribution from The Trusts........              --                --
                                                         -----------        ----------
 Net realized gain (loss)...........................        (169,729)         (545,720)
                                                         -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         504,166         2,028,409
                                                         -----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         334,437         1,482,689
                                                         -----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $   343,590        $1,516,292
                                                         ===========        ==========

                                                        EQ/MID CAP       EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                           INDEX         VALUE PLUS        MARKET      CALDWELL GROWTH
                                                     ---------------- ---------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      837,547   $    2,635,173    $  850,612    $      85,151
 Expenses:
  Less: Asset-based charges.........................         288,562          697,626     1,400,086           60,961
                                                      --------------   --------------    ----------    -------------
Net Investment Income (Loss)........................         548,985        1,937,547      (549,474)          24,190
                                                      --------------   --------------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (10,675,075)     (89,988,717)      (47,394)      (1,106,922)
  Realized gain distribution from The Trusts........              --               --            --               --
                                                      --------------   --------------    ----------    -------------
 Net realized gain (loss)...........................     (10,675,075)     (89,988,717)      (47,394)      (1,106,922)
                                                      --------------   --------------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      33,432,392      114,400,663       197,930        4,896,521
                                                      --------------   --------------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      22,757,317       24,411,946       150,536        3,789,599
                                                      --------------   --------------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,306,302   $   26,349,493    $ (398,938)   $   3,813,789
                                                      ==============   ==============    ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                        SHORT BOND      BOND PLUS     COMPANY INDEX
                                                     --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     600,606   $   3,444,339   $     618,053
 Expenses:
  Less: Asset-based charges.........................        167,123         476,124         145,479
                                                      -------------   -------------   -------------
Net Investment Income (Loss)........................        433,483       2,968,215         472,574
                                                      -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,380,489)     (5,943,811)     (7,594,188)
  Realized gain distribution from The Trusts........         94,583              --              --
                                                      -------------   -------------   -------------
 Net realized gain (loss)...........................     (2,285,906)     (5,943,811)     (7,594,188)
                                                      -------------   -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      3,516,250       9,338,135      16,338,346
                                                      -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,230,344       3,394,324       8,744,158
                                                      -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   1,663,827   $   6,362,539   $   9,216,732
                                                      =============   =============   =============

                                                      EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN
                                                        GROWTH STOCK      AND INCOME       COMSTOCK
                                                     ------------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $         348      $   33,530      $    34,084
 Expenses:
  Less: Asset-based charges.........................         108,947          13,773            5,524
                                                       -------------      ----------      -----------
Net Investment Income (Loss)........................        (108,599)         19,757           28,560
                                                       -------------      ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (2,101,354)       (440,108)        (211,665)
  Realized gain distribution from The Trusts........              --              --               --
                                                       -------------      ----------      -----------
 Net realized gain (loss)...........................      (2,101,354)       (440,108)        (211,665)
                                                       -------------      ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      11,030,316       1,571,718          738,712
                                                       -------------      ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       8,928,962       1,131,610          527,047
                                                       -------------      ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   8,820,363      $1,151,367      $   555,607
                                                       =============      ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                              FIDELITY(R)
                                                       EQ/VAN KAMPEN     FIDELITY(R)      VIP ASSET MANAGER:
                                                      MID CAP GROWTH   MONEY MARKET (a)         GROWTH
                                                     ---------------- ------------------ --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $          --         $9,556            $   72,257
 Expenses:
  Less: Asset-based charges.........................         90,615             --                    --
                                                      -------------         ------            ----------
Net Investment Income (Loss)........................        (90,615)         9,556                72,257
                                                      -------------         ------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,269,924)           (11)             (954,667)
  Realized gain distribution from The Trusts........             --             --                11,347
                                                      -------------         ------            ----------
 Net realized gain (loss)...........................     (3,269,924)           (11)             (943,320)
                                                      -------------         ------            ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     12,340,576             12             2,359,904
                                                      -------------         ------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      9,070,652              1             1,416,584
                                                      -------------         ------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   8,980,037         $9,557            $1,488,841
                                                      =============         ======            ==========

                                                        FIDELITY(R)       FIDELITY(R)         FIDELITY(R)
                                                      VIP CONTRAFUND   VIP EQUITY-INCOME  VIP GROWTH & INCOME
                                                     ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      395,485     $      96,077        $    33,711
 Expenses:
  Less: Asset-based charges.........................              --                --                 --
                                                      --------------     -------------        -----------
Net Investment Income (Loss)........................         395,485            96,077             33,711
                                                      --------------     -------------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (10,051,423)       (1,807,648)          (864,730)
  Realized gain distribution from The Trusts........           9,725                --                 --
                                                      --------------     -------------        -----------
 Net realized gain (loss)...........................     (10,041,698)       (1,807,648)          (864,730)
                                                      --------------     -------------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      19,541,988         3,001,176          1,828,744
                                                      --------------     -------------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       9,500,290         1,193,528            964,014
                                                      --------------     -------------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $    9,895,775     $   1,289,605        $   997,725
                                                      ==============     =============        ===========

-------
(a) Units were made available for sale on May 1, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                          FIDELITY(R)
                                                        FIDELITY(R)     VIP INVESTMENT     FIDELITY(R)
                                                      VIP HIGH INCOME     GRADE BOND      VIP MID CAP
                                                     ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   1,320,520      $1,282,735     $     124,092
 Expenses:
  Less: Asset-based charges.........................              --              --                --
                                                       -------------      ----------     -------------
Net Investment Income (Loss)........................       1,320,520       1,282,735           124,092
                                                       -------------      ----------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (1,464,994)       (164,886)       (4,311,525)
  Realized gain distribution from The Trusts........              --          52,860           145,267
                                                       -------------      ----------     -------------
 Net realized gain (loss)...........................      (1,464,994)       (112,026)       (4,166,258)
                                                       -------------      ----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       4,366,086         977,133        12,713,271
                                                       -------------      ----------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       2,901,092         865,107         8,547,013
                                                       -------------      ----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   4,221,612      $2,147,842     $   8,671,105
                                                       =============      ==========     =============

                                                       FIDELITY(R)    FIDELITY(R) VIP     MULTIMANAGER
                                                        VIP VALUE    VALUE STRATEGIES   AGGRESSIVE EQUITY
                                                     --------------- ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      31,562    $      17,851       $  1,115,734
 Expenses:
  Less: Asset-based charges.........................             --               --          1,605,519
                                                      -------------    -------------       ------------
Net Investment Income (Loss)........................         31,562           17,851           (489,785)
                                                      -------------    -------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,311,360)      (1,626,965)        (9,573,901)
  Realized gain distribution from The Trusts........             --               --                 --
                                                      -------------    -------------       ------------
 Net realized gain (loss)...........................     (1,311,360)      (1,626,965)        (9,573,901)
                                                      -------------    -------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      2,887,666        3,585,310        102,184,636
                                                      -------------    -------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,576,306        1,958,345         92,610,735
                                                      -------------    -------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   1,607,868    $   1,976,196       $ 92,120,950
                                                      =============    =============       ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      MULTIMANAGER       MULTIMANAGER
                                                        CORE BOND    INTERNATIONAL EQUITY
                                                     -------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $3,287,518        $    789,282
 Expenses:
  Less: Asset-based charges.........................      319,768             194,805
                                                       ----------        ------------
Net Investment Income (Loss)........................    2,967,750             594,477
                                                       ----------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (305,855)         (5,111,204)
  Realized gain distribution from The Trusts........      225,529                  --
                                                       ----------        ------------
 Net realized gain (loss)...........................      (80,326)         (5,111,204)
                                                       ----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    3,847,315          17,098,013
                                                       ----------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    3,766,989          11,986,809
                                                       ----------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $6,734,739        $ 12,581,286
                                                       ==========        ============

                                                      MULTIMANAGER   MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                       LARGE CAP      LARGE CAP       LARGE CAP        MID CAP
                                                      CORE EQUITY       GROWTH          VALUE           GROWTH
                                                     ------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  100,587    $      40,972   $     590,243   $          --
 Expenses:
  Less: Asset-based charges.........................      17,334           38,745         121,843          83,784
                                                      ----------    -------------   -------------   -------------
Net Investment Income (Loss)........................      83,253            2,227         468,400         (83,784)
                                                      ----------    -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (523,360)      (1,993,644)     (5,018,316)     (3,443,322)
  Realized gain distribution from The Trusts........          --               --              --              --
                                                      ----------    -------------   -------------   -------------
 Net realized gain (loss)...........................    (523,360)      (1,993,644)     (5,018,316)     (3,443,322)
                                                      ----------    -------------   -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   2,325,522        6,316,453      11,008,272      11,650,276
                                                      ----------    -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................   1,802,162        4,322,809       5,989,956       8,206,954
                                                      ----------    -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $1,885,415    $   4,325,036   $   6,458,356   $   8,123,170
                                                      ==========    =============   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER    MULTIMANAGER
                                                         MID CAP       MULTI-SECTOR
                                                          VALUE            BOND
                                                     --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  1,334,864    $    6,228,783
 Expenses:
  Less: Asset-based charges.........................       156,604           574,101
                                                      ------------    --------------
Net Investment Income (Loss)........................     1,178,260         5,654,682
                                                      ------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (7,038,608)      (13,831,082)
  Realized gain distribution from The Trusts........            --                --
                                                      ------------    --------------
 Net realized gain (loss)...........................    (7,038,608)      (13,831,082)
                                                      ------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    21,881,025        20,252,555
                                                      ------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    14,842,417         6,421,473
                                                      ------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 16,020,677    $   12,076,155
                                                      ============    ==============

                                                      MULTIMANAGER    MULTIMANAGER
                                                        SMALL CAP      SMALL CAP     MULTIMANAGER      NATURAL
                                                         GROWTH          VALUE        TECHNOLOGY      RESOURCES
                                                     -------------- --------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $       --    $     279,609   $         --   $     56,008
 Expenses:
  Less: Asset-based charges.........................        8,374           89,146        252,094             --
                                                       ----------    -------------   ------------   ------------
Net Investment Income (Loss)........................       (8,374)         190,463       (252,094)        56,008
                                                       ----------    -------------   ------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (474,009)      (6,819,181)    (2,973,341)    (5,397,177)
  Realized gain distribution from The Trusts........           --               --             --      2,337,577
                                                       ----------    -------------   ------------   ------------
 Net realized gain (loss)...........................     (474,009)      (6,819,181)    (2,973,341)    (3,059,600)
                                                       ----------    -------------   ------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    1,951,235       12,659,383     31,282,209     14,001,075
                                                       ----------    -------------   ------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    1,477,226        5,840,202     28,308,868     10,941,475
                                                       ----------    -------------   ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $1,468,852    $   6,030,665   $ 28,056,774   $ 10,997,483
                                                       ==========    =============   ============   ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      TARGET 2015  TARGET 2025   TARGET 2035   TARGET 2045   VANGUARD VIF
                                                      ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION   EQUITY INDEX
                                                     ------------ ------------- ------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $119,947      $ 59,493      $ 45,826      $11,189      $  112,489
 Expenses:
  Less: Asset-based charges.........................         --            --            --           --          25,777
                                                       --------      --------      --------      -------      ----------
Net Investment Income (Loss)........................    119,947        59,493        45,826       11,189          86,712
                                                       --------      --------      --------      -------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     54,074         9,706        22,608       54,502        (478,829)
  Realized gain distribution from The Trusts........      5,405         3,175         3,607        1,207          78,742
                                                       --------      --------      --------      -------      ----------
 Net realized gain (loss)...........................     59,479        12,881        26,215       55,709        (400,087)
                                                       --------      --------      --------      -------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    232,985       159,770       110,993        2,279       1,354,481
                                                       --------      --------      --------      -------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    292,464       172,651       137,208       57,988         954,394
                                                       --------      --------      --------      -------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $412,411      $232,144      $183,034      $69,177      $1,041,106
                                                       ========      ========      ========      =======      ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA AGGRESSIVE            AXA BALANCED
                                                            ALLOCATION              STRATEGY (k)
                                                 --------------------------------- --------------
                                                       2009             2008            2009
                                                 ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $    852,338    $    1,363,192      $   65
 Net realized gain (loss) on investments........     (4,455,870)        3,847,668          29
 Change in unrealized appreciation
  (depreciation) of investments.................     27,067,008       (51,567,418)        (85)
                                                   ------------    --------------      ------
 Net Increase (decrease) in net assets from
  operations....................................     23,463,476       (46,356,558)          9
                                                   ------------    --------------      ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     21,042,965        24,008,567       2,356
  Transfers between funds including
   guaranteed interest account, net.............      2,696,711        14,700,224       5,753
  Transfers for contract benefits and
   terminations.................................     (6,030,914)       (3,330,130)         --
  Contract maintenance charges..................     (8,615,685)       (7,651,865)       (524)
                                                   ------------    --------------      ------
Net increase (decrease) in net assets from
 contractowners transations.....................      9,093,077        27,726,796       7,585
                                                   ------------    --------------      ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          1,086          (229,545)         --
                                                   ------------    --------------      ------
Increase (Decrease) in Net Assets...............     32,557,639       (18,859,307)      7,594
Net Assets -- Beginning of Period...............     79,190,560        98,049,867          --
                                                   ------------    --------------      ------
Net Assets -- End of Period.....................   $111,748,199    $   79,190,560      $7,594
                                                   ============    ==============      ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            168               166          --
 Redeemed.......................................           (184)              (67)         --
                                                   ------------    --------------      ------
 Net Increase (Decrease)........................            (16)               99          --
                                                   ------------    --------------      ------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            148               124          --
 Redeemed.......................................            (48)              (22)         --
                                                   ------------    --------------      ------
 Net Increase (Decrease)........................            100               102          --
                                                   ------------    --------------      ------

                                                        AXA CONSERVATIVE           AXA CONSERVATIVE
                                                           ALLOCATION             GROWTH STRATEGY (k)
                                                 ------------------------------- --------------------
                                                       2009            2008              2009
                                                 --------------- --------------- --------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    705,807    $    757,573          $   19
 Net realized gain (loss) on investments........       (18,469)       (247,823)              5
 Change in unrealized appreciation
  (depreciation) of investments.................     1,496,595      (2,099,502)            (24)
                                                  ------------    ------------          ------
 Net Increase (decrease) in net assets from
  operations....................................     2,183,933      (1,589,752)             --
                                                  ------------    ------------          ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,720,473       1,879,438             648
  Transfers between funds including
   guaranteed interest account, net.............    16,270,727       8,425,974           7,096
  Transfers for contract benefits and
   terminations.................................    (1,225,793)       (909,791)             --
  Contract maintenance charges..................    (1,833,636)     (1,227,574)           (104)
                                                  ------------    ------------          ------
Net increase (decrease) in net assets from
 contractowners transations.....................    15,931,771       8,168,047           7,640
                                                  ------------    ------------          ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --              --              --
                                                  ------------    ------------          ------
Increase (Decrease) in Net Assets...............    18,115,704       6,578,295           7,640
Net Assets -- Beginning of Period...............    17,050,779      10,472,484              --
                                                  ------------    ------------          ------
Net Assets -- End of Period.....................  $ 35,166,483    $ 17,050,779          $7,640
                                                  ============    ============          ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           202              93              --
 Redeemed.......................................           (89)            (44)             --
                                                  ------------    ------------          ------
 Net Increase (Decrease)........................           113              49              --
                                                  ------------    ------------          ------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            80              33              --
 Redeemed.......................................           (56)            (12)             --
                                                  ------------    ------------          ------
 Net Increase (Decrease)........................            24              21              --
                                                  ------------    ------------          ------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                  AXA CONSERVATIVE      AXA CONSERVATIVE-PLUS
                                                    STRATEGY (k)             ALLOCATION
                                                 ----------------- -------------------------------
                                                        2009             2009            2008
                                                 ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................      $     15      $    762,210    $    712,492
 Net realized gain (loss) on investments........             4           738,234        (331,695)
 Change in unrealized appreciation
  (depreciation) of investments.................           (23)        1,959,375      (4,231,229)
                                                      --------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................            (4)        3,459,819      (3,850,432)
                                                      --------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         1,394         3,766,111       3,725,351
  Transfers between funds including
   guaranteed interest account, net.............           235        20,952,773       8,914,224
  Transfers for contract benefits and
   terminations.................................            --        (1,207,671)     (1,335,949)
  Contract maintenance charges..................          (490)       (1,826,829)     (1,222,072)
                                                      --------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................         1,139        21,684,384      10,081,554
                                                      --------      ------------    ------------
Net increase (decrease) in amount retained by
                                                      --------      ------------    ------------
Increase (Decrease) in Net Assets...............         1,135        25,144,203       6,231,122
Net Assets -- Beginning of Period...............            --        19,140,566      12,909,444
                                                      --------      ------------    ------------
Net Assets -- End of Period.....................      $  1,135      $ 44,284,769    $ 19,140,566
                                                      ========      ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --               195              87
 Redeemed.......................................            --               (38)            (43)
                                                      --------      ------------    ------------
 Net Increase (Decrease)........................            --               157              44
                                                      --------      ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            --                60              52
 Redeemed.......................................            --               (23)            (13)
                                                      --------      ------------    ------------
 Net Increase (Decrease)........................            --                37              39
                                                      --------      ------------    ------------

                                                   AXA GROWTH               AXA MODERATE
                                                  STRATEGY (k)               ALLOCATION
                                                 -------------- ------------------------------------
                                                      2009             2009               2008
                                                 -------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  1,133      $   11,204,506    $   40,194,803
 Net realized gain (loss) on investments........         708          54,320,287        58,143,497
 Change in unrealized appreciation
  (depreciation) of investments.................        (500)         99,520,054      (455,897,773)
                                                    --------      --------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................       1,341         165,044,847      (357,559,473)
                                                    --------      --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      75,938          93,929,124        97,862,847
  Transfers between funds including
   guaranteed interest account, net.............      83,895          (7,156,655)      (18,828,549)
  Transfers for contract benefits and
   terminations.................................          --         (63,212,064)      (74,580,494)
  Contract maintenance charges..................      (2,306)        (86,864,167)      (86,590,083)
                                                    --------      --------------    --------------
Net increase (decrease) in net assets from
 contractowners transations.....................     157,527         (63,303,762)      (82,136,279)
                                                    --------      --------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          --              60,000        (1,292,274)
                                                    --------      --------------    --------------
Increase (Decrease) in Net Assets...............     158,868         101,801,085      (440,988,026)
Net Assets -- Beginning of Period...............          --       1,047,891,761     1,488,879,787
                                                    --------      --------------    --------------
Net Assets -- End of Period.....................    $158,868      $1,149,692,846    $1,047,891,761
                                                    ========      ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................          --                 107                88
 Redeemed.......................................          --                (267)             (269)
                                                    --------      --------------    --------------
 Net Increase (Decrease)........................          --                (160)             (181)
                                                    --------      --------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           2                 242               155
 Redeemed.......................................          --                 (88)              (68)
                                                    --------      --------------    --------------
 Net Increase (Decrease)........................           2                 154                87
                                                    --------      --------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA MODERATE             AXA MODERATE-PLUS
                                                  GROWTH STRATEGY (k)              ALLOCATION
                                                 --------------------- ----------------------------------
                                                          2009               2009              2008
                                                 --------------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................      $   34,939        $   3,625,598    $     6,040,576
 Net realized gain (loss) on investments........          21,326            8,372,143          9,521,150
 Change in unrealized appreciation
  (depreciation) of investments.................          71,771           44,690,631       (118,793,848)
                                                      ----------        -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................         128,036           56,688,372       (103,232,122)
                                                      ----------        -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........          25,858           56,546,567         62,612,190
  Transfers between funds including
   guaranteed interest account, net.............       3,686,210           15,143,270         49,421,694
  Transfers for contract benefits and
   terminations.................................              --           (8,142,603)        (8,748,940)
  Contract maintenance charges..................         (24,024)         (23,805,859)       (20,148,850)
                                                      ----------        -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................       3,688,044           39,741,375         83,136,094
                                                      ----------        -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --                   --             32,998
                                                      ----------        -------------    ---------------
Increase (Decrease) in Net Assets...............       3,816,080           96,429,747        (20,063,030)
Net Assets -- Beginning of Period...............              --          241,170,081        261,233,111
                                                      ----------        -------------    ---------------
Net Assets -- End of Period.....................      $3,816,080        $ 337,599,828    $   241,170,081
                                                      ==========        =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              --                  337                463
 Redeemed.......................................              --                 (266)              (161)
                                                      ----------        -------------    ---------------
 Net Increase (Decrease)........................              --                   71                302
                                                      ----------        -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              37                  353                351
 Redeemed.......................................              --                  (80)               (54)
                                                      ----------        -------------    ---------------
 Net Increase (Decrease)........................              37                  273                297
                                                      ----------        -------------    ---------------

                                                       EQ/ALLIANCEBERNSTEIN
                                                           INTERNATIONAL
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   8,347,576    $    14,948,095
 Net realized gain (loss) on investments........    (20,226,963)        22,043,036
 Change in unrealized appreciation
  (depreciation) of investments.................    107,545,847       (460,109,720)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     95,666,460       (423,118,589)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     33,637,358         43,183,688
  Transfers between funds including
   guaranteed interest account, net.............    (25,593,295)       (24,101,976)
  Transfers for contract benefits and
   terminations.................................    (21,474,263)       (36,987,270)
  Contract maintenance charges..................    (28,563,416)       (31,658,889)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (41,993,616)       (49,564,447)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         61,590         (1,433,592)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     53,734,434       (474,116,628)
Net Assets -- Beginning of Period...............    388,732,663        862,849,291
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 442,467,097    $   388,732,663
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            123                146
 Redeemed.......................................           (436)              (438)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (313)              (292)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             41                 55
 Redeemed.......................................            (86)               (69)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (45)               (14)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/ALLIANCEBERNSTEIN
                                                          SMALL CAP GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (476,501)   $      (936,880)
 Net realized gain (loss) on investments........     (7,177,869)        (1,638,412)
 Change in unrealized appreciation
  (depreciation) of investments.................     51,245,160       (106,250,332)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     43,590,790       (108,825,624)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     12,808,843         16,311,740
  Transfers between funds including
   guaranteed interest account, net.............     (8,309,207)        (6,533,975)
  Transfers for contract benefits and
   terminations.................................     (6,874,529)       (11,972,472)
  Contract maintenance charges..................     (9,154,536)        (9,937,495)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (11,529,429)       (12,132,202)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --           (248,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     32,061,361       (121,205,826)
Net Assets -- Beginning of Period...............    129,670,353        250,876,179
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 161,731,714    $   129,670,353
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             49                 68
 Redeemed.......................................           (104)              (125)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (55)               (57)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             18                 23
 Redeemed.......................................            (50)               (36)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (32)               (13)
                                                  -------------    ---------------

                                                           EQ/BLACKROCK                       EQ/BLACKROCK
                                                        BASIC VALUE EQUITY                INTERNATIONAL VALUE
                                                 --------------------------------- ----------------------------------
                                                       2009             2008             2009              2008
                                                 ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  3,079,513    $   2,085,130     $  2,045,429    $     2,907,875
 Net realized gain (loss) on investments........     (7,740,575)      (1,719,819)      (8,937,060)         1,876,399
 Change in unrealized appreciation
  (depreciation) of investments.................     40,808,969      (73,211,981)      37,918,280        (93,222,321)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     36,147,907      (72,846,670)      31,026,649        (88,438,047)
                                                   ------------    -------------     ------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     13,164,939       15,322,544       10,832,871         15,066,805
  Transfers between funds including
   guaranteed interest account, net.............      4,712,537       (2,107,239)      (1,630,547)       (13,421,059)
  Transfers for contract benefits and
   terminations.................................     (6,610,557)      (9,981,844)      (5,751,885)        (8,972,130)
  Contract maintenance charges..................     (9,015,043)      (9,259,837)      (7,143,052)        (7,810,987)
                                                   ------------    -------------     ------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................      2,251,876       (6,026,376)      (3,692,613)       (15,137,371)
                                                   ------------    -------------     ------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --         (107,000)              --           (300,000)
                                                   ------------    -------------     ------------    ---------------
Increase (Decrease) in Net Assets...............     38,399,783      (78,980,046)      27,334,036       (103,875,418)
Net Assets -- Beginning of Period...............    123,874,732      202,854,778      109,682,125        213,557,543
                                                   ------------    -------------     ------------    ---------------
Net Assets -- End of Period.....................   $162,274,515    $ 123,874,732     $137,016,161    $   109,682,125
                                                   ============    =============     ============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             34               36               19                 21
 Redeemed.......................................            (15)             (10)             (19)               (16)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (Decrease)........................             19               26               --                  5
                                                   ------------    -------------     ------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             88               66              130                 95
 Redeemed.......................................            (98)            (114)            (165)              (204)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (Decrease)........................            (10)             (48)             (35)              (109)
                                                   ------------    -------------     ------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/BOSTON ADVISORS                   EQ/CALVERT
                                                           EQUITY INCOME                SOCIALLY RESPONSIBLE
                                                 --------------------------------- ------------------------------
                                                       2009             2008            2009            2008
                                                 --------------- ----------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    213,807     $    195,309      $   (377)      $     (699)
 Net realized gain (loss) on investments........    (1,581,854)        (282,268)      (92,536)        (145,430)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,745,736       (2,522,435)      233,681         (238,510)
                                                  ------------     ------------      --------       ----------
 Net Increase (decrease) in net assets from
  operations....................................     1,377,689       (2,609,394)      140,768         (384,639)
                                                  ------------     ------------      --------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,507,132        1,399,757        92,989          141,856
  Transfers between funds including
   guaranteed interest account, net.............       106,684        3,904,679       (61,561)         (43,556)
  Transfers for contract benefits and
   terminations.................................      (371,332)        (239,207)      (15,803)         (46,977)
  Contract maintenance charges..................      (677,260)        (492,361)      (45,715)         (45,915)
                                                  ------------     ------------      --------       ----------
Net increase (decrease) in net assets from
 contractowners transations.....................       565,224        4,572,868       (30,090)           5,408
                                                  ------------     ------------      --------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           200              250            --            4,999
                                                  ------------     ------------      --------       ----------
Increase (Decrease) in Net Assets...............     1,943,113        1,963,724       110,678         (374,232)
Net Assets -- Beginning of Period...............     8,105,099        6,141,375       490,226          864,458
                                                  ------------     ------------      --------       ----------
Net Assets -- End of Period.....................  $ 10,048,212     $  8,105,099      $600,904       $  490,226
                                                  ============     ============      ========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            30               44            --               --
 Redeemed.......................................           (21)             (13)           --               --
                                                  ------------     ------------      --------       ----------
 Net Increase (Decrease)........................             9               31            --               --
                                                  ------------     ------------      --------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            30               29             2                6
 Redeemed.......................................           (27)              (5)           (3)              (6)
                                                  ------------     ------------      --------       ----------
 Net Increase (Decrease)........................             3               24            (1)              --
                                                  ------------     ------------      --------       ----------

                                                              EQ/CAPITAL
                                                           GUARDIAN GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   (5,804)      $   (21,863)
 Net realized gain (loss) on investments........      (856,815)         (435,514)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,162,326        (2,465,994)
                                                    ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,299,707        (2,923,371)
                                                    ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       505,424           481,156
  Transfers between funds including
   guaranteed interest account, net.............       387,685           (61,276)
  Transfers for contract benefits and
   terminations.................................      (255,834)         (995,326)
  Contract maintenance charges..................      (324,865)         (267,073)
                                                    ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       312,410          (842,519)
                                                    ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           (60,000)
                                                    ----------      ------------
Increase (Decrease) in Net Assets...............     1,612,117        (3,825,890)
Net Assets -- Beginning of Period...............     3,936,278         7,762,168
                                                    ----------      ------------
Net Assets -- End of Period.....................    $5,548,395      $  3,936,278
                                                    ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             7                 6
 Redeemed.......................................            (7)               (6)
                                                    ----------      ------------
 Net Increase (Decrease)........................            --                --
                                                    ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            40                42
 Redeemed.......................................           (35)              (54)
                                                    ----------      ------------
 Net Increase (Decrease)........................             5               (12)
                                                    ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   564,826       $     524,515
 Net realized gain (loss) on investments........    (3,881,442)          4,190,157
 Change in unrealized appreciation
  (depreciation) of investments.................    25,621,680         (60,515,259)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    22,305,064         (55,800,587)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     7,432,801          10,199,094
  Transfers between funds including
   guaranteed interest account, net.............    (5,550,146)        (12,816,878)
  Transfers for contract benefits and
   terminations.................................    (5,333,145)         (9,369,864)
  Contract maintenance charges..................    (5,784,901)         (6,479,068)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (9,235,391)        (18,466,716)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (420,001)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............    13,069,673         (74,687,304)
Net Assets -- Beginning of Period...............    78,670,650         153,357,954
                                                   -----------       -------------
Net Assets -- End of Period.....................   $91,740,323       $  78,670,650
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             9                   9
 Redeemed.......................................            (9)                (10)
                                                   -----------       -------------
 Net Increase (Decrease)........................            --                  (1)
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            48                  46
 Redeemed.......................................          (148)               (198)
                                                   -----------       -------------
 Net Increase (Decrease)........................          (100)               (152)
                                                   -----------       -------------

                                                               EQ/COMMON                             EQ/CORE
                                                              STOCK INDEX                         BOND INDEX (h)
                                                 -------------------------------------- ----------------------------------
                                                        2009                2008              2009             2008
                                                 ------------------ ------------------- --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   17,060,150    $      21,649,018   $  1,172,316     $   2,269,424
 Net realized gain (loss) on investments........      (98,863,488)         (52,386,603)    (3,701,545)       (1,352,739)
 Change in unrealized appreciation
  (depreciation) of investments.................      384,983,906         (945,707,687)     3,670,597        (6,500,520)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................      303,180,568         (976,445,272)     1,141,368        (5,583,835)
                                                   --------------    -----------------   ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      112,916,334          137,541,908      5,713,891         8,007,072
  Transfers between funds including
   guaranteed interest account, net.............      (56,189,766)        (105,716,955)     2,984,423        (7,308,836)
  Transfers for contract benefits and
   terminations.................................      (70,036,921)         (99,132,462)    (3,100,308)       (2,965,466)
  Contract maintenance charges..................     (111,691,279)        (119,127,058)    (3,364,987)       (3,421,088)
                                                   --------------    -----------------   ------------     -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     (125,001,632)        (186,434,567)     2,233,019        (5,688,318)
                                                   --------------    -----------------   ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          205,511           (1,140,000)            --          (124,999)
                                                   --------------    -----------------   ------------     -------------
Increase (Decrease) in Net Assets...............      178,384,447       (1,164,019,839)     3,374,387       (11,397,152)
Net Assets -- Beginning of Period...............    1,181,040,609        2,345,060,448     50,320,685        61,717,837
                                                   --------------    -----------------   ------------     -------------
Net Assets -- End of Period.....................   $1,359,425,056    $   1,181,040,609   $ 53,695,072     $  50,320,685
                                                   ==============    =================   ============     =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................               95                  118            176                22
 Redeemed.......................................             (346)                (399)           (76)              (28)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (Decrease)........................             (251)                (281)           100                (6)
                                                   --------------    -----------------   ------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................               61                   57            123                34
 Redeemed.......................................             (172)                (144)          (206)              (69)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (Decrease)........................             (111)                 (87)           (83)              (35)
                                                   --------------    -----------------   ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/EQUITY
                                                            500 INDEX
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   7,926,726    $     8,732,341
 Net realized gain (loss) on investments........    (18,806,540)         3,971,897
 Change in unrealized appreciation
  (depreciation) of investments.................    120,927,228       (285,887,312)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    110,047,414       (273,183,074)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     41,359,898         48,119,158
  Transfers between funds including
   guaranteed interest account, net.............    (10,038,970)        (3,066,082)
  Transfers for contract benefits and
   terminations.................................    (30,052,774)       (36,296,404)
  Contract maintenance charges..................    (33,561,046)       (35,065,398)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (32,292,892)       (26,308,726)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --            (60,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     77,754,522       (299,551,800)
Net Assets -- Beginning of Period...............    450,718,252        750,270,052
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 528,472,774    $   450,718,252
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            128                171
 Redeemed.......................................           (274)              (245)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (146)               (74)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            263                 95
 Redeemed.......................................           (227)              (136)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             36                (41)
                                                  -------------    ---------------

                                                              EQ/EQUITY                         EQ/EVERGREEN
                                                             GROWTH PLUS                            OMEGA
                                                 ----------------------------------- -----------------------------------
                                                        2009              2008              2009              2008
                                                 ------------------ ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $    630,534      $     950,543      $   (28,854)      $    17,440
 Net realized gain (loss) on investments........     (7,002,965)         2,407,498         (933,046)         (338,829)
 Change in unrealized appreciation
  (depreciation) of investments.................     35,494,908        (79,537,808)       6,711,825        (3,222,041)
                                                   ------------      -------------      -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     29,122,477        (76,179,767)       5,749,925        (3,543,430)
                                                   ------------      -------------      -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     12,805,360         16,260,470        1,300,054           633,489
  Transfers between funds including
   guaranteed interest account, net.............    (14,441,822)         8,423,549       10,529,163            36,797
  Transfers for contract benefits and
   terminations.................................     (5,440,015)        (7,106,901)        (497,725)         (454,466)
  Contract maintenance charges..................     (7,480,507)        (7,788,304)        (739,138)         (487,789)
                                                   ------------      -------------      -----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (14,556,984)         9,788,814       10,592,354          (271,969)
                                                   ------------      -------------      -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --            (93,001)              --           (75,001)
                                                   ------------      -------------      -----------      ------------
Increase (Decrease) in Net Assets...............     14,565,493        (66,483,954)      16,342,279        (3,890,400)
Net Assets -- Beginning of Period...............    113,900,369        180,384,323        9,874,853        13,765,253
                                                   ------------      -------------      -----------      ------------
Net Assets -- End of Period.....................   $128,465,862      $ 113,900,369      $26,217,132      $  9,874,853
                                                   ============      =============      ===========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             21                 52               11                 2
 Redeemed.......................................            (26)               (18)              (2)               (1)
                                                   ------------      -------------      -----------      ------------
 Net Increase (Decrease)........................             (5)                34                9                 1
                                                   ------------      -------------      -----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             65                144              151                50
 Redeemed.......................................           (182)              (119)             (45)              (50)
                                                   ------------      -------------      -----------      ------------
 Net Increase (Decrease)........................           (117)                25              106                --
                                                   ------------      -------------      -----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/GAMCO MERGERS
                                                        AND ACQUISITIONS
                                                 -------------------------------
                                                      2009            2008
                                                 -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (18,975)     $    8,453
 Net realized gain (loss) on investments........     (249,367)         (1,614)
 Change in unrealized appreciation
  (depreciation) of investments.................      994,574        (573,981)
                                                   ----------      ----------
 Net Increase (decrease) in net assets from
  operations....................................      726,232        (567,142)
                                                   ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      697,271         677,734
  Transfers between funds including
   guaranteed interest account, net.............    1,729,591       1,604,833
  Transfers for contract benefits and
   terminations.................................     (207,493)        (94,740)
  Contract maintenance charges..................     (255,366)       (165,765)
                                                   ----------      ----------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,964,003       2,022,062
                                                   ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          456              --
                                                   ----------      ----------
Increase (Decrease) in Net Assets...............    2,690,691       1,454,920
Net Assets -- Beginning of Period...............    3,909,214       2,454,294
                                                   ----------      ----------
Net Assets -- End of Period.....................   $6,599,905      $3,909,214
                                                   ==========      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --              --
 Redeemed.......................................           --              --
                                                   ----------      ----------
 Net Increase (Decrease)........................           --              --
                                                   ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           37              30
 Redeemed.......................................          (18)             (9)
                                                   ----------      ----------
 Net Increase (Decrease)........................           19              21
                                                   ----------      ----------

                                                         EQ/GAMCO SMALL                     EQ/GLOBAL
                                                          COMPANY VALUE                     BOND PLUS
                                                 ------------------------------- -------------------------------
                                                       2009            2008            2009            2008
                                                 --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     54,749    $     99,045    $    148,286    $  5,020,369
 Net realized gain (loss) on investments........    (2,423,570)       (111,198)     (2,731,547)       (312,855)
 Change in unrealized appreciation
  (depreciation) of investments.................    15,139,325      (9,327,813)      3,036,163      (4,458,311)
                                                  ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    12,770,504      (9,339,966)        452,902         249,203
                                                  ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,554,908       4,877,268       2,648,817       2,487,831
  Transfers between funds including
   guaranteed interest account, net.............    10,297,744      12,381,533       1,937,617      22,358,072
  Transfers for contract benefits and
   terminations.................................    (1,376,878)       (561,719)       (943,408)       (930,795)
  Contract maintenance charges..................    (2,247,869)     (1,519,043)     (1,505,129)     (1,059,517)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    12,227,905      15,178,039       2,137,897      22,855,591
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           500           1,600              --           1,001
                                                  ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets...............    24,998,909       5,839,673       2,590,799      23,105,795
Net Assets -- Beginning of Period...............    26,043,464      20,203,791      29,541,794       6,435,999
                                                  ------------    ------------    ------------    ------------
Net Assets -- End of Period.....................  $ 51,042,373    $ 26,043,464    $ 32,132,593    $ 29,541,794
                                                  ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --              --              91             283
 Redeemed.......................................            --              --             (86)           (137)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................            --              --               5             146
                                                  ------------    ------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           205             199              32              69
 Redeemed.......................................           (78)            (48)            (19)            (21)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................           127             151              13              48
                                                  ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                         MULTI-SECTOR EQUITY
                                                 ------------------------------------
                                                        2009               2008
                                                 ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  1,830,221      $      (745,957)
 Net realized gain (loss) on investments........    (20,144,690)          28,414,954
 Change in unrealized appreciation
  (depreciation) of investments.................     94,913,059         (253,802,672)
                                                   ------------      ---------------
 Net Increase (decrease) in net assets from
  operations....................................     76,598,590         (226,133,675)
                                                   ------------      ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     16,841,810           22,786,252
  Transfers between funds including
   guaranteed interest account, net.............      6,315,923          (22,155,110)
  Transfers for contract benefits and
   terminations.................................     (8,546,085)         (14,817,662)
  Contract maintenance charges..................    (10,860,508)         (12,178,299)
                                                   ------------      ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................      3,751,140          (26,364,819)
                                                   ------------      ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --             (373,000)
                                                   ------------      ---------------
Increase (Decrease) in Net Assets...............     80,349,730         (252,871,494)
Net Assets -- Beginning of Period...............    156,636,664          409,508,158
                                                   ------------      ---------------
Net Assets -- End of Period.....................   $236,986,394      $   156,636,664
                                                   ============      ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             19                   18
 Redeemed.......................................            (11)                 (10)
                                                   ------------      ---------------
 Net Increase (Decrease)........................              8                    8
                                                   ------------      ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            233                  184
 Redeemed.......................................           (235)                (337)
                                                   ------------      ---------------
 Net Increase (Decrease)........................             (2)                (153)
                                                   ------------      ---------------

                                                          EQ/INTERMEDIATE                    EQ/INTERNATIONAL
                                                       GOVERNMENT BOND INDEX                    CORE PLUS
                                                 --------------------------------- ------------------------------------
                                                       2009             2008              2009              2008
                                                 ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     915,881    $   4,295,242     $   621,966       $     234,281
 Net realized gain (loss) on investments........     (1,283,726)        (153,106)     (3,704,050)         (1,558,045)
 Change in unrealized appreciation
  (depreciation) of investments.................     (3,175,026)         632,384       9,127,845          (9,198,184)
                                                  -------------    -------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     (3,542,871)       4,774,520       6,045,761         (10,521,948)
                                                  -------------    -------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     10,968,335       12,592,115       2,484,333           1,866,427
  Transfers between funds including
   guaranteed interest account, net.............    (18,921,436)       2,749,620       6,412,578           7,880,568
  Transfers for contract benefits and
   terminations.................................     (9,914,880)     (10,877,328)       (722,950)           (502,685)
  Contract maintenance charges..................     (8,690,190)      (8,543,581)     (1,018,788)           (690,155)
                                                  -------------    -------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (26,558,171)      (4,079,174)      7,155,173           8,554,155
                                                  -------------    -------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         25,000         (329,000)             --            (199,673)
                                                  -------------    -------------     -----------       -------------
Increase (Decrease) in Net Assets...............    (30,076,042)         366,346      13,200,934          (2,167,466)
Net Assets -- Beginning of Period...............    144,100,133      143,733,787      14,748,859          16,916,325
                                                  -------------    -------------     -----------       -------------
Net Assets -- End of Period.....................  $ 114,024,091    $ 144,100,133     $27,949,793       $  14,748,859
                                                  =============    =============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             93              151              14                   9
 Redeemed.......................................           (198)            (151)             (3)                 (2)
                                                  -------------    -------------     -----------       -------------
 Net Increase (Decrease)........................           (105)              --              11                   7
                                                  -------------    -------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             14               15              92                  92
 Redeemed.......................................            (38)             (41)            (45)                (40)
                                                  -------------    -------------     -----------       -------------
 Net Increase (Decrease)........................            (24)             (26)             47                  52
                                                  -------------    -------------     -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/INTERNATIONAL                  EQ/JPMORGAN VALUE
                                                             GROWTH                         OPPORTUNITIES
                                                 ------------------------------- ------------------------------------
                                                       2009            2008             2009              2008
                                                 --------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    152,552    $     77,440     $   247,415       $     424,768
 Net realized gain (loss) on investments........    (2,283,315)       (962,250)     (3,292,951)         (2,721,909)
 Change in unrealized appreciation
  (depreciation) of investments.................     7,163,054      (5,280,077)      9,701,057         (13,551,374)
                                                  ------------    ------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     5,032,291      (6,164,887)      6,655,521         (15,848,515)
                                                  ------------    ------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,880,382       1,715,628       2,364,225           2,755,151
  Transfers between funds including
   guaranteed interest account, net.............     7,001,460       5,205,920         696,721          (3,687,336)
  Transfers for contract benefits and
   terminations.................................      (672,149)       (257,505)     (1,639,727)         (2,196,222)
  Contract maintenance charges..................      (849,470)       (618,397)     (1,681,725)         (1,800,756)
                                                  ------------    ------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     7,360,223       6,045,646        (260,506)         (4,929,163)
                                                  ------------    ------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           546           5,000              --            (133,000)
                                                  ------------    ------------     -----------       -------------
Increase (Decrease) in Net Assets...............    12,393,060        (114,241)      6,395,015         (20,910,678)
Net Assets -- Beginning of Period...............    10,232,339      10,346,580      21,494,164          42,404,842
                                                  ------------    ------------     -----------       -------------
Net Assets -- End of Period.....................  $ 22,625,399    $ 10,232,339     $27,889,179       $  21,494,164
                                                  ============    ============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --              --               3                   1
 Redeemed.......................................            --              --              (1)                 (2)
                                                  ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            --              --               2                  (1)
                                                  ------------    ------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           157             116              39                  22
 Redeemed.......................................           (64)            (55)            (46)                (58)
                                                  ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            93              61              (7)                (36)
                                                  ------------    ------------     -----------       -------------

                                                            EQ/LARGE CAP
                                                             CORE PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  290,944      $    (22,455)
 Net realized gain (loss) on investments........      (852,752)         (919,738)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,407,274        (3,562,832)
                                                    ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,845,466        (4,505,025)
                                                    ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       733,322           796,778
  Transfers between funds including
   guaranteed interest account, net.............      (278,998)         (253,885)
  Transfers for contract benefits and
   terminations.................................      (408,585)         (619,214)
  Contract maintenance charges..................      (491,792)         (475,488)
                                                    ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (446,053)         (551,809)
                                                    ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --          (188,749)
                                                    ----------      ------------
Increase (Decrease) in Net Assets...............     1,399,413        (5,245,583)
Net Assets -- Beginning of Period...............     7,300,983        12,546,566
                                                    ----------      ------------
Net Assets -- End of Period.....................    $8,700,396      $  7,300,983
                                                    ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             2                 3
 Redeemed.......................................            (1)               (1)
                                                    ----------      ------------
 Net Increase (Decrease)........................             1                 2
                                                    ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            17                22
 Redeemed.......................................           (24)              (29)
                                                    ----------      ------------
 Net Increase (Decrease)........................            (7)               (7)
                                                    ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/LARGE CAP
                                                             GROWTH INDEX
                                                 -------------------------------------
                                                        2009               2008
                                                 ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  1,437,726      $    (328,844)
 Net realized gain (loss) on investments........      (1,858,043)          (741,882)
 Change in unrealized appreciation
  (depreciation) of investments.................      29,457,768        (42,772,545)
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations....................................      29,037,451        (43,843,271)
                                                    ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       8,889,225         11,782,707
  Transfers between funds including
   guaranteed interest account, net.............       1,363,391          1,704,093
  Transfers for contract benefits and
   terminations.................................      (4,790,789)        (5,520,824)
  Contract maintenance charges..................      (6,659,547)        (6,991,671)
                                                    ------------      -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (1,197,720)           974,305
                                                    ------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........      (2,798,660)           (19,000)
                                                    ------------      -------------
Increase (Decrease) in Net Assets...............      25,041,071        (42,887,966)
Net Assets -- Beginning of Period...............      75,582,994        118,470,960
                                                    ------------      -------------
Net Assets -- End of Period.....................    $100,624,065      $  75,582,994
                                                    ============      =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              12                 14
 Redeemed.......................................              (8)                (7)
                                                    ------------      -------------
 Net Increase (Decrease)........................               4                  7
                                                    ------------      -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             150                193
 Redeemed.......................................            (187)              (197)
                                                    ------------      -------------
 Net Increase (Decrease)........................             (37)                (4)
                                                    ------------      -------------

                                                             EQ/LARGE CAP                         EQ/LARGE CAP
                                                              GROWTH PLUS                          VALUE INDEX
                                                 ------------------------------------- -----------------------------------
                                                        2009               2008               2009              2008
                                                 ------------------ ------------------ ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $    897,901      $   (605,388)      $    223,559      $     32,018
 Net realized gain (loss) on investments........      (2,361,980)        1,010,527         (1,044,044)         (365,108)
 Change in unrealized appreciation
  (depreciation) of investments.................      35,472,698       (69,853,979)         1,256,019        (1,239,085)
                                                    ------------      ------------       ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      34,008,619       (69,448,840)           435,534        (1,572,175)
                                                    ------------      ------------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      13,103,593        15,506,160            514,737           458,845
  Transfers between funds including
   guaranteed interest account, net.............      (5,162,970)       (4,227,408)           881,203         1,113,079
  Transfers for contract benefits and
   terminations.................................      (7,887,753)      (10,446,521)          (201,455)          (20,212)
  Contract maintenance charges..................      (9,380,358)      (10,257,693)          (159,488)         (114,028)
                                                    ------------      ------------       ------------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (9,327,488)       (9,425,462)         1,034,997         1,437,684
                                                    ------------      ------------       ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --           (45,754)                --                --
                                                    ------------      ------------       ------------      ------------
Increase (Decrease) in Net Assets...............      24,681,131       (78,920,056)         1,470,531          (134,491)
Net Assets -- Beginning of Period...............     106,421,429       185,341,485          1,646,992         1,781,483
                                                    ------------      ------------       ------------      ------------
Net Assets -- End of Period.....................    $131,102,560      $106,421,429       $  3,117,523      $  1,646,992
                                                    ============      ============       ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................               8                11                 27                25
 Redeemed.......................................              (7)               (6)               (20)               (8)
                                                    ------------      ------------       ------------      ------------
 Net Increase (Decrease)........................               1                 5                  7                17
                                                    ------------      ------------       ------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              57                63                 24                 7
 Redeemed.......................................            (137)             (131)                (7)               (2)
                                                    ------------      ------------       ------------      ------------
 Net Increase (Decrease)........................             (80)              (68)                17                 5
                                                    ------------      ------------       ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP
                                                             VALUE PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   6,822,920    $    14,726,253
 Net realized gain (loss) on investments........    (55,165,137)       (32,039,818)
 Change in unrealized appreciation
  (depreciation) of investments.................    115,796,321       (295,320,703)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     67,454,104       (312,634,268)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     41,263,353         55,670,709
  Transfers between funds including
   guaranteed interest account, net.............    (34,987,757)       (60,294,344)
  Transfers for contract benefits and
   terminations.................................    (21,870,321)       (37,455,424)
  Contract maintenance charges..................    (31,924,043)       (36,110,257)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (47,518,768)       (78,189,316)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --           (743,051)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     19,935,336       (391,566,635)
Net Assets -- Beginning of Period...............    383,238,984        774,805,619
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 403,174,320    $   383,238,984
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             97                131
 Redeemed.......................................           (515)              (634)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (418)              (503)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             36                 43
 Redeemed.......................................           (133)              (143)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (97)              (100)
                                                  -------------    ---------------

                                                          EQ/LORD ABBETT                    EQ/LORD ABBETT
                                                        GROWTH AND INCOME                   LARGE CAP CORE
                                                 -------------------------------- ----------------------------------
                                                       2009             2008            2009              2008
                                                 ---------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $    9,153      $   17,869       $   33,603       $     42,712
 Net realized gain (loss) on investments........      (169,729)        (76,761)        (545,720)          (209,740)
 Change in unrealized appreciation
  (depreciation) of investments.................       504,166        (381,127)       2,028,409         (1,038,192)
                                                    ----------      ----------       ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................       343,590        (440,019)       1,516,292         (1,205,220)
                                                    ----------      ----------       ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       325,606         259,249          938,274            578,270
  Transfers between funds including
   guaranteed interest account, net.............       314,559         612,984        2,629,955          3,312,919
  Transfers for contract benefits and
   terminations.................................       (21,468)        (16,361)        (319,051)          (100,202)
  Contract maintenance charges..................      (119,673)        (80,083)        (367,275)          (177,371)
                                                    ----------      ----------       ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       499,024         775,789        2,881,903          3,613,616
                                                    ----------      ----------       ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           4,674               50                 --
                                                    ----------      ----------       ----------      ------------
Increase (Decrease) in Net Assets...............       842,614         340,444        4,398,245          2,408,396
Net Assets -- Beginning of Period...............       995,470         655,026        4,000,637          1,592,241
                                                    ----------      ----------       ----------      ------------
Net Assets -- End of Period.....................    $1,838,084      $  995,470       $8,398,882      $  4,000,637
                                                    ==========      ==========       ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            10               9               40                39
 Redeemed.......................................            (4)             (3)             (19)              (10)
                                                    ----------      ----------       ----------      ------------
 Net Increase (Decrease)........................             6               6               21                29
                                                    ----------      ----------       ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             3               3               19                11
 Redeemed.......................................            (1)             (1)              (4)               (1)
                                                    ----------      ----------       ----------      ------------
 Net Increase (Decrease)........................             2               2               15                10
                                                    ----------      ----------       ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/MID CAP
                                                          EQ/MID CAP INDEX                   VALUE PLUS (a)(b)(c)
                                                 ----------------------------------- ------------------------------------
                                                       2009              2008              2009               2008
                                                 ---------------- ------------------ ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      548,985    $     493,771     $   1,937,547     $    1,852,478
 Net realized gain (loss) on investments........     (10,675,075)      (3,311,713)      (89,988,717)       (18,623,984)
 Change in unrealized appreciation
  (depreciation) of investments.................      33,432,392      (62,531,630)      114,400,663        (74,979,932)
                                                  --------------    -------------     -------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................      23,306,302      (65,349,572)       26,349,493        (91,751,438)
                                                  --------------    -------------     -------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       9,372,493       12,758,205        16,560,750         19,391,426
  Transfers between funds including
   guaranteed interest account, net.............      (3,249,124)      (3,765,483)       72,983,753        (24,213,772)
  Transfers for contract benefits and
   terminations.................................      (3,935,810)      (6,239,549)       (8,678,348)       (11,705,880)
  Contract maintenance charges..................      (5,450,391)      (5,927,426)      (11,339,484)       (11,371,291)
                                                  --------------    -------------     -------------     --------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (3,262,832)      (3,174,253)       69,526,671        (27,899,517)
                                                  --------------    -------------     -------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --         (193,000)               --            (65,000)
                                                  --------------    -------------     -------------     --------------
Increase (Decrease) in Net Assets...............      20,043,470      (68,716,825)       95,876,164       (119,715,955)
Net Assets -- Beginning of Period...............      65,306,905      134,023,730       129,951,919        249,667,874
                                                  --------------    -------------     -------------     --------------
Net Assets -- End of Period.....................  $   85,350,375    $  65,306,905     $ 225,828,083     $  129,951,919
                                                  ==============    =============     =============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              15               20             1,519                 20
 Redeemed.......................................             (10)              (9)             (223)               (24)
                                                  --------------    -------------     -------------     --------------
 Net Increase (Decrease)........................               5               11             1,296                 (4)
                                                  --------------    -------------     -------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              97               94                34                 69
 Redeemed.......................................            (140)            (142)           (1,015)              (246)
                                                  --------------    -------------     -------------     --------------
 Net Increase (Decrease)........................             (43)             (48)             (981)              (177)
                                                  --------------    -------------     -------------     --------------

                                                          EQ/MONEY MARKET
                                                 ---------------------------------
                                                        2009             2008
                                                 ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      (549,474)  $   8,950,425
 Net realized gain (loss) on investments........          (47,394)        (52,501)
 Change in unrealized appreciation
  (depreciation) of investments.................          197,930          47,770
                                                  ---------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................         (398,938)      8,945,694
                                                  ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      141,231,864     148,149,489
  Transfers between funds including
   guaranteed interest account, net.............     (119,375,666)    (53,640,608)
  Transfers for contract benefits and
   terminations.................................      (75,669,700)    (49,764,257)
  Contract maintenance charges..................      (31,470,596)    (29,908,932)
                                                  ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (85,284,098)     14,835,692
                                                  ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          (58,267)       (207,725)
                                                  ---------------   -------------
Increase (Decrease) in Net Assets...............      (85,741,303)     23,573,661
Net Assets -- Beginning of Period...............      471,961,108     448,387,447
                                                  ---------------   -------------
Net Assets -- End of Period.....................  $   386,219,805   $ 471,961,108
                                                  ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              817           1,116
 Redeemed.......................................           (1,217)         (1,090)
                                                  ---------------   -------------
 Net Increase (Decrease)........................             (400)             26
                                                  ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              829             385
 Redeemed.......................................             (708)           (304)
                                                  ---------------   -------------
 Net Increase (Decrease)........................              121              81
                                                  ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/MONTAG &                    EQ/PIMCO ULTRA
                                                          CALDWELL GROWTH                SHORT BOND (d) (e)
                                                 --------------------------------- -------------------------------
                                                       2009             2008             2009            2008
                                                 --------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     24,190     $    (4,379)     $    433,483    $    783,910
 Net realized gain (loss) on investments........    (1,106,922)       (641,630)       (2,285,906)      1,151,909
 Change in unrealized appreciation
  (depreciation) of investments.................     4,896,521      (3,355,429)        3,516,250      (4,513,628)
                                                  ------------     -----------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     3,813,789      (4,001,438)        1,663,827      (2,577,809)
                                                  ------------     -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,592,194       1,154,149         5,909,795       3,616,082
  Transfers between funds including
   guaranteed interest account, net.............     4,285,007       8,591,375        20,770,286      26,302,198
  Transfers for contract benefits and
   terminations.................................      (746,729)       (340,261)       (1,360,263)     (1,173,309)
  Contract maintenance charges..................      (728,518)       (474,281)       (2,520,464)     (1,269,813)
                                                  ------------     -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................     4,401,954       8,930,982        22,799,354      27,475,158
                                                  ------------     -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             438                --             500
                                                  ------------     -----------      ------------    ------------
Increase (Decrease) in Net Assets...............     8,215,743       4,929,982        24,463,181      24,897,849
Net Assets -- Beginning of Period...............    10,091,744       5,161,762        30,513,357       5,615,508
                                                  ------------     -----------      ------------    ------------
Net Assets -- End of Period.....................  $ 18,307,487     $10,091,744      $ 54,976,538    $ 30,513,357
                                                  ============     ===========      ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            55              72               424              --
 Redeemed.......................................           (32)            (25)             (105)             --
                                                  ------------     -----------      ------------    ------------
 Net Increase (Decrease)........................            23              47               319              --
                                                  ------------     -----------      ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            44              45               131             349
 Redeemed.......................................           (18)             (9)             (253)           (107)
                                                  ------------     -----------      ------------    ------------
 Net Increase (Decrease)........................            26              36              (122)            242
                                                  ------------     -----------      ------------    ------------

                                                             EQ/QUALITY
                                                            BOND PLUS (g)
                                                 -----------------------------------
                                                       2009              2008
                                                 ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   2,968,215     $  6,652,507
 Net realized gain (loss) on investments........     (5,943,811)      (1,568,982)
 Change in unrealized appreciation
  (depreciation) of investments.................      9,338,135      (14,203,456)
                                                  -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,362,539       (9,119,931)
                                                  -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     19,872,919       10,634,962
  Transfers between funds including
   guaranteed interest account, net.............    (18,980,116)       1,780,794
  Transfers for contract benefits and
   terminations.................................     (6,299,580)      (8,568,339)
  Contract maintenance charges..................     (7,462,819)      (7,210,812)
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (12,869,596)      (3,363,395)
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........        135,950          (10,000)
                                                  -------------     ------------
Increase (Decrease) in Net Assets...............     (6,371,107)     (12,493,326)
Net Assets -- Beginning of Period...............    119,359,611      131,852,937
                                                  -------------     ------------
Net Assets -- End of Period.....................  $ 112,988,504     $119,359,611
                                                  =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            277              138
 Redeemed.......................................           (346)            (147)
                                                  -------------     ------------
 Net Increase (Decrease)........................            (69)              (9)
                                                  -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             40               13
 Redeemed.......................................            (36)             (29)
                                                  -------------     ------------
 Net Increase (Decrease)........................              4              (16)
                                                  -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/SMALL
                                                            COMPANY INDEX
                                                 ----------------------------------
                                                        2009             2008
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   472,574      $      284,991
 Net realized gain (loss) on investments........    (7,594,188)          1,539,143
 Change in unrealized appreciation
  (depreciation) of investments.................    16,338,346         (20,813,018)
                                                   -----------      --------------
 Net Increase (decrease) in net assets from
  operations....................................     9,216,732         (18,988,884)
                                                   -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,410,158           5,516,788
  Transfers between funds including
   guaranteed interest account, net.............      (153,078)          1,636,286
  Transfers for contract benefits and
   terminations.................................    (1,888,845)         (1,862,501)
  Contract maintenance charges..................    (2,375,992)         (2,384,851)
                                                   -----------      --------------
Net increase (decrease) in net assets from
 contractowners transations.....................        (7,757)          2,905,722
                                                   -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (110,000)
                                                   -----------      --------------
Increase (Decrease) in Net Assets...............     9,208,975         (16,193,162)
Net Assets -- Beginning of Period...............    36,857,749          53,050,911
                                                   -----------      --------------
Net Assets -- End of Period.....................   $46,066,724      $   36,857,749
                                                   ===========      ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            47                  49
 Redeemed.......................................           (55)                (36)
                                                   -----------      --------------
 Net Increase (Decrease)........................            (8)                 13
                                                   -----------      --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            22                  16
 Redeemed.......................................           (16)                (16)
                                                   -----------      --------------
 Net Increase (Decrease)........................             6                  --
                                                   -----------      --------------

                                                         EQ/T. ROWE PRICE                     EQ/UBS GROWTH
                                                           GROWTH STOCK                         AND INCOME
                                                 -----------------------------------   -------------------------------
                                                        2009              2008             2009             2008
                                                 -----------------  ----------------   -------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (108,599)      $    (125,362)     $   19,757     $     41,848
 Net realized gain (loss) on investments........    (2,101,354)           (289,223)       (440,108)        (205,597)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,030,316         (13,525,544)      1,571,718       (1,861,981)
                                                   -----------       -------------      ----------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,820,363         (13,940,129)      1,151,367       (2,025,730)
                                                   -----------       -------------      ----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,822,532           3,233,436         665,564          716,215
  Transfers between funds including
   guaranteed interest account, net.............     5,542,821             244,974         (48,599)         442,793
  Transfers for contract benefits and
   terminations.................................    (1,253,265)         (1,429,849)        (74,047)         (97,746)
  Contract maintenance charges..................    (1,666,335)         (1,598,077)       (245,878)        (222,985)
                                                   -----------       -------------      ----------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................     5,445,753             450,484         297,040          838,277
                                                   -----------       -------------      ----------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (116,999)             --               --
                                                   -----------       -------------      ----------     ------------
Increase (Decrease) in Net Assets...............    14,266,116         (13,606,644)      1,448,407       (1,187,453)
Net Assets -- Beginning of Period...............    19,012,515          32,619,159       3,313,004        4,500,457
                                                   -----------       -------------      ----------     ------------
Net Assets -- End of Period.....................   $33,278,631       $  19,012,515      $4,761,411     $  3,313,004
                                                   ===========       =============      ==========     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             5                   4              --               --
 Redeemed.......................................            (5)                 (3)             --               --
                                                   -----------       -------------      ----------     ------------
 Net Increase (Decrease)........................            --                   1              --               --
                                                   -----------       -------------      ----------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           154                  68              16               19
 Redeemed.......................................           (81)                (64)            (12)              (9)
                                                   -----------       -------------      ----------     ------------
 Net Increase (Decrease)........................            73                   4               4               10
                                                   -----------       -------------      ----------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/VAN KAMPEN
                                                              COMSTOCK
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   28,560       $   39,159
 Net realized gain (loss) on investments........      (211,665)        (133,012)
 Change in unrealized appreciation
  (depreciation) of investments.................       738,712         (664,233)
                                                    ----------       ----------
 Net Increase (decrease) in net assets from
  operations....................................       555,607         (758,086)
                                                    ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       365,444          559,588
  Transfers between funds including
   guaranteed interest account, net.............       187,317          778,161
  Transfers for contract benefits and
   terminations.................................       (26,844)         (39,069)
  Contract maintenance charges..................      (140,393)        (122,145)
                                                    ----------       ----------
Net increase (decrease) in net assets from
 contractowners transations.....................       385,524        1,176,535
                                                    ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           200               --
                                                    ----------       ----------
Increase (Decrease) in Net Assets...............       941,331          418,449
Net Assets -- Beginning of Period...............     1,594,764        1,176,315
                                                    ----------       ----------
Net Assets -- End of Period.....................    $2,536,095       $1,594,764
                                                    ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             7               15
 Redeemed.......................................            (7)              (4)
                                                    ----------       ----------
 Net Increase (Decrease)........................            --               11
                                                    ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             7                5
 Redeemed.......................................            (2)              (1)
                                                    ----------       ----------
 Net Increase (Decrease)........................             5                4
                                                    ----------       ----------

                                                          EQ/VAN KAMPEN              FIDELITY(R)
                                                          MID CAP GROWTH           MONEY MARKET (j)
                                                 -------------------------------- -----------------
                                                       2009            2008              2009
                                                 --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (90,615)   $      (80,401)    $     9,556
 Net realized gain (loss) on investments........    (3,269,924)       (1,304,485)            (11)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,340,576        (9,404,040)             12
                                                  ------------    --------------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     8,980,037       (10,788,926)          9,557
                                                  ------------    --------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,795,232         2,586,628          64,347
  Transfers between funds including
   guaranteed interest account, net.............    10,661,571         7,116,965      14,688,611
  Transfers for contract benefits and
   terminations.................................    (1,189,123)         (331,348)       (587,649)
  Contract maintenance charges..................    (1,268,417)         (972,422)       (160,823)
                                                  ------------    --------------     -----------
Net increase (decrease) in net assets from
 contractowners transations.....................    10,999,263         8,399,823      14,004,486
                                                  ------------    --------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --              --
                                                  ------------    --------------     -----------
Increase (Decrease) in Net Assets...............    19,979,300        (2,389,103)     14,014,043
Net Assets -- Beginning of Period...............    13,637,814        16,026,917              --
                                                  ------------    --------------     -----------
Net Assets -- End of Period.....................  $ 33,617,114    $   13,637,814     $14,014,043
                                                  ============    ==============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           158               104              --
 Redeemed.......................................           (64)              (50)             --
                                                  ------------    --------------     -----------
 Net Increase (Decrease)........................            94                54              --
                                                  ------------    --------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            48                40             244
 Redeemed.......................................           (17)              (10)           (103)
                                                  ------------    --------------     -----------
 Net Increase (Decrease)........................            31                30             141
                                                  ------------    --------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                     ASSET MANAGER: GROWTH                  CONTRAFUND
                                                 ------------------------------ ---------------------------------
                                                      2009            2008            2009             2008
                                                 -------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   72,257    $     106,346   $      395,485   $      304,747
 Net realized gain (loss) on investments........     (943,320)         (66,825)     (10,041,698)      (7,441,451)
 Change in unrealized appreciation
  (depreciation) of investments.................    2,359,904       (2,744,180)      19,541,988      (13,201,509)
                                                   ----------    -------------   --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................    1,488,841       (2,704,659)       9,895,775      (20,338,213)
                                                   ----------    -------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      145,015          132,315          677,014          811,151
  Transfers between funds including
   guaranteed interest account, net.............      228,022        2,432,143        4,762,326        2,025,624
  Transfers for contract benefits and
   terminations.................................      (50,494)         (71,925)      (1,813,764)      (1,940,325)
  Contract maintenance charges..................     (137,378)        (138,045)        (864,601)        (948,222)
                                                   ----------    -------------   --------------   --------------
Net increase (decrease) in net assets from
 contractowners transations.....................      185,165        2,354,488        2,760,975          (51,772)
                                                   ----------    -------------   --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --              420               --               --
                                                   ----------    -------------   --------------   --------------
Increase (Decrease) in Net Assets...............    1,674,006         (349,751)      12,656,750      (20,389,985)
Net Assets -- Beginning of Period...............    4,470,274        4,820,025       26,166,281       46,556,266
                                                   ----------    -------------   --------------   --------------
Net Assets -- End of Period.....................   $6,144,280    $   4,470,274   $   38,823,031   $   26,166,281
                                                   ==========    =============   ==============   ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --               --               --
 Redeemed.......................................           --               --               --               --
                                                   ----------    -------------   --------------   --------------
 Net Increase (Decrease)........................           --               --               --               --
                                                   ----------    -------------   --------------   --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           21               31               99               18
 Redeemed.......................................          (19)             (18)             (79)             (10)
                                                   ----------    -------------   --------------   --------------
 Net Increase (Decrease)........................            2               13               20                8
                                                   ----------    -------------   --------------   --------------

                                                    FIDELITY(R) VIP EQUITY-INCOME
                                                 -----------------------------------
                                                        2009              2008
                                                 ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $     96,077      $    155,724
 Net realized gain (loss) on investments........     (1,807,648)       (1,089,523)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,001,176        (2,546,871)
                                                   ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      1,289,605        (3,480,670)
                                                   ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........        134,810           206,941
  Transfers between funds including
   guaranteed interest account, net.............       (332,514)       (1,228,277)
  Transfers for contract benefits and
   terminations.................................        (84,820)         (157,276)
  Contract maintenance charges..................       (152,072)         (184,740)
                                                   ------------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       (434,596)       (1,363,352)
                                                   ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --                --
                                                   ------------      ------------
Increase (Decrease) in Net Assets...............        855,009        (4,844,022)
Net Assets -- Beginning of Period...............      4,515,139         9,359,161
                                                   ------------      ------------
Net Assets -- End of Period.....................   $  5,370,148      $  4,515,139
                                                   ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             --                --
 Redeemed.......................................             --                --
                                                   ------------      ------------
 Net Increase (Decrease)........................             --                --
                                                   ------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             14                14
 Redeemed.......................................            (18)              (21)
                                                   ------------      ------------
 Net Increase (Decrease)........................             (4)               (7)
                                                   ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                       GROWTH & INCOME                    HIGH INCOME
                                                 ------------------------------ ---------------------------------
                                                      2009            2008            2009             2008
                                                 -------------- --------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   33,711    $      43,019   $  1,320,520     $    734,589
 Net realized gain (loss) on investments........     (864,730)        (134,222)    (1,464,994)        (969,736)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,828,744       (2,012,846)     4,366,086       (2,022,122)
                                                   ----------    -------------   ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      997,725       (2,104,049)     4,221,612       (2,257,269)
                                                   ----------    -------------   ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      168,506          193,618        198,731        3,336,572
  Transfers between funds including
   guaranteed interest account, net.............      785,228          741,455      7,374,108       (3,743,163)
  Transfers for contract benefits and
   terminations.................................      (29,381)        (115,297)      (200,102)        (267,434)
  Contract maintenance charges..................     (107,542)         (94,657)      (319,476)        (177,997)
                                                   ----------    -------------   ------------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      816,811          725,119      7,053,261         (852,022)
                                                   ----------    -------------   ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --               --             --               --
                                                   ----------    -------------   ------------     ------------
Increase (Decrease) in Net Assets...............    1,814,536       (1,378,930)    11,274,873       (3,109,291)
Net Assets -- Beginning of Period...............    2,927,099        4,306,029      6,563,574        9,672,865
                                                   ----------    -------------   ------------     ------------
Net Assets -- End of Period.....................   $4,741,635    $   2,927,099   $ 17,838,447     $  6,563,574
                                                   ==========    =============   ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --             --               --
 Redeemed.......................................           --               --             --               --
                                                   ----------    -------------   ------------     ------------
 Net Increase (Decrease)........................           --               --             --               --
                                                   ----------    -------------   ------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           22               20            104               41
 Redeemed.......................................          (13)             (16)           (50)             (47)
                                                   ----------    -------------   ------------     ------------
 Net Increase (Decrease)........................            9                4             54               (6)
                                                   ----------    -------------   ------------     ------------

                                                          FIDELITY(R) VIP
                                                      INVESTMENT GRADE BOND
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $  1,282,735    $     389,350
 Net realized gain (loss) on investments........      (112,026)        (263,378)
 Change in unrealized appreciation
  (depreciation) of investments.................       977,133         (519,742)
                                                  ------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,147,842         (393,770)
                                                  ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,062,137          579,016
  Transfers between funds including
   guaranteed interest account, net.............    10,329,631         (664,417)
  Transfers for contract benefits and
   terminations.................................    (1,550,993)        (920,582)
  Contract maintenance charges..................      (350,357)        (213,609)
                                                  ------------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     9,490,418       (1,219,592)
                                                  ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --               --
                                                  ------------    -------------
Increase (Decrease) in Net Assets...............    11,638,260       (1,613,362)
Net Assets -- Beginning of Period...............     8,340,156        9,953,518
                                                  ------------    -------------
Net Assets -- End of Period.....................  $ 19,978,416    $   8,340,156
                                                  ============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --               --
 Redeemed.......................................            --               --
                                                  ------------    -------------
 Net Increase (Decrease)........................            --               --
                                                  ------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           138               38
 Redeemed.......................................           (57)             (49)
                                                  ------------    -------------
 Net Increase (Decrease)........................            81              (11)
                                                  ------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                             MID CAP                           VALUE
                                                 -------------------------------- ---------------------------------
                                                       2009            2008             2009             2008
                                                 --------------- ---------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    124,092    $       78,125   $      31,562    $     31,248
 Net realized gain (loss) on investments........    (4,166,258)        1,525,077      (1,311,360)       (767,921)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,713,271       (17,135,962)      2,887,666      (2,116,710)
                                                  ------------    --------------   -------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,671,105       (15,532,760)      1,607,868      (2,853,383)
                                                  ------------    --------------   -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       358,739           643,727          89,488          85,611
  Transfers between funds including
   guaranteed interest account, net.............     2,259,379          (688,436)        920,220        (921,417)
  Transfers for contract benefits and
   terminations.................................    (1,159,229)       (1,702,883)        (25,300)       (136,306)
  Contract maintenance charges..................      (711,044)         (826,324)       (115,641)       (138,032)
                                                  ------------    --------------   -------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       747,845        (2,573,916)        868,767      (1,110,144)
                                                  ------------    --------------   -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --              --           3,150
                                                  ------------    --------------   -------------    ------------
Increase (Decrease) in Net Assets...............     9,418,950       (18,106,676)      2,476,635      (3,960,377)
Net Assets -- Beginning of Period...............    22,279,171        40,385,847       2,969,726       6,930,103
                                                  ------------    --------------   -------------    ------------
Net Assets -- End of Period.....................  $ 31,698,121    $   22,279,171   $   5,446,361    $  2,969,726
                                                  ============    ==============   =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --                --              --              --
 Redeemed.......................................            --                --              --              --
                                                  ------------    --------------   -------------    ------------
 Net Increase (Decrease)........................            --                --              --              --
                                                  ------------    --------------   -------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            41                41              23              11
 Redeemed.......................................           (38)              (54)            (14)            (19)
                                                  ------------    --------------   -------------    ------------
 Net Increase (Decrease)........................             3               (13)              9              (8)
                                                  ------------    --------------   -------------    ------------

                                                      FIDELITY(R) VIP VALUE
                                                            STRATEGIES
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      17,851   $      24,672
 Net realized gain (loss) on investments........     (1,626,965)     (1,150,133)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,585,310      (2,135,183)
                                                  -------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................      1,976,196      (3,260,644)
                                                  -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         51,299         136,110
  Transfers between funds including
   guaranteed interest account, net.............      1,375,601      (2,115,516)
  Transfers for contract benefits and
   terminations.................................        (20,854)       (291,583)
  Contract maintenance charges..................       (115,297)       (130,495)
                                                  -------------   -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      1,290,749      (2,401,484)
                                                  -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --              --
                                                  -------------   -------------
Increase (Decrease) in Net Assets...............      3,266,945      (5,662,128)
Net Assets -- Beginning of Period...............      2,697,088       8,359,216
                                                  -------------   -------------
Net Assets -- End of Period.....................  $   5,964,033   $   2,697,088
                                                  =============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                  -------------   -------------
 Net Increase (Decrease)........................             --              --
                                                  -------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             23              10
 Redeemed.......................................            (13)            (23)
                                                  -------------   -------------
 Net Increase (Decrease)........................             10             (13)
                                                  -------------   -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MULTIMANAGER
                                                        AGGRESSIVE EQUITY (f)
                                                 ------------------------------------
                                                       2009               2008
                                                 ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (489,785)    $     (292,662)
 Net realized gain (loss) on investments........     (9,573,901)           997,032
 Change in unrealized appreciation
  (depreciation) of investments.................    102,184,636       (239,906,457)
                                                  -------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................     92,120,950       (239,202,087)
                                                  -------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     33,166,992         37,898,155
  Transfers between funds including
   guaranteed interest account, net.............     15,624,351        (19,361,895)
  Transfers for contract benefits and
   terminations.................................    (18,565,918)       (23,645,519)
  Contract maintenance charges..................    (30,075,099)       (31,474,886)
                                                  -------------     --------------
Net increase (decrease) in net assets from
 contractowners transations.....................        150,326        (36,584,145)
                                                  -------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........     (1,465,535)           (74,000)
                                                  -------------     --------------
Increase (Decrease) in Net Assets...............     90,805,741       (275,860,232)
Net Assets -- Beginning of Period...............    259,442,218        535,302,450
                                                  -------------     --------------
Net Assets -- End of Period.....................  $ 350,247,959     $  259,442,218
                                                  =============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            147                 25
 Redeemed.......................................           (116)              (105)
                                                  -------------     --------------
 Net Increase (Decrease)........................             31                (80)
                                                  -------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            109                 12
 Redeemed.......................................            (26)               (20)
                                                  -------------     --------------
 Net Increase (Decrease)........................             83                 (8)
                                                  -------------     --------------

                                                           MULTIMANAGER                       MULTIMANAGER
                                                            CORE BOND                     INTERNATIONAL EQUITY
                                                 -------------------------------- ------------------------------------
                                                       2009             2008             2009              2008
                                                 ---------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  2,967,750    $  3,744,858     $   594,477       $     789,609
 Net realized gain (loss) on investments........        (80,326)      2,040,252      (5,111,204)          1,869,820
 Change in unrealized appreciation
  (depreciation) of investments.................      3,847,315      (4,086,962)     17,098,013         (42,486,141)
                                                   ------------    ------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................      6,734,739       1,698,148      12,581,286         (39,826,712)
                                                   ------------    ------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,603,672       8,468,219       5,936,223           6,915,056
  Transfers between funds including
   guaranteed interest account, net.............     18,826,406       5,096,263      (2,316,607)         (1,439,723)
  Transfers for contract benefits and
   terminations.................................     (5,073,455)     (5,257,342)     (2,248,167)         (2,853,837)
  Contract maintenance charges..................     (5,839,973)     (4,921,082)     (3,331,420)         (3,406,563)
                                                   ------------    ------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     16,516,650       3,386,058      (1,959,971)           (785,067)
                                                   ------------    ------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --              --              --             (50,000)
                                                   ------------    ------------     -----------       -------------
Increase (Decrease) in Net Assets...............     23,251,389       5,084,206      10,621,315         (40,661,779)
Net Assets -- Beginning of Period...............     83,000,462      77,916,256      43,975,560          84,637,339
                                                   ------------    ------------     -----------       -------------
Net Assets -- End of Period.....................   $106,251,851    $ 83,000,462     $54,596,875       $  43,975,560
                                                   ============    ============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             46              24              10                  14
 Redeemed.......................................            (24)            (19)            (11)                 (9)
                                                   ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................             22               5              (1)                  5
                                                   ------------    ------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            281             140              50                  59
 Redeemed.......................................           (178)           (120)            (69)                (72)
                                                   ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            103              20             (19)                (13)
                                                   ------------    ------------     -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                        MULTIMANAGER
                                                       LARGE CAP CORE EQUITY                  LARGE CAP GROWTH
                                                 ---------------------------------- ------------------------------------
                                                       2009              2008              2009              2008
                                                 ---------------- ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   83,253      $     25,225      $     2,227       $     (53,008)
 Net realized gain (loss) on investments........      (523,360)         (365,155)      (1,993,644)         (1,299,759)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,325,522        (3,422,875)       6,316,453          (8,366,392)
                                                    ----------      ------------      -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     1,885,415        (3,762,805)       4,325,036          (9,719,159)
                                                    ----------      ------------      -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       794,448         1,107,772        2,182,686           2,638,221
  Transfers between funds including
   guaranteed interest account, net.............       176,193          (640,962)         541,253          (1,076,940)
  Transfers for contract benefits and
   terminations.................................      (430,795)         (209,650)        (797,489)           (688,965)
  Contract maintenance charges..................      (544,280)         (579,473)      (1,232,995)         (1,313,602)
                                                    ----------      ------------      -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................        (4,434)         (322,313)         693,455            (441,286)
                                                    ----------      ------------      -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --               --                  --
                                                    ----------      ------------      -----------       -------------
Increase (Decrease) in Net Assets...............     1,880,981        (4,085,118)       5,018,491         (10,160,445)
Net Assets -- Beginning of Period...............     5,663,927         9,749,045       11,822,740          21,983,185
                                                    ----------      ------------      -----------       -------------
Net Assets -- End of Period.....................    $7,544,908      $  5,663,927      $16,841,231       $  11,822,740
                                                    ==========      ============      ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             3                 4                9                  12
 Redeemed.......................................            (3)               (3)              (9)                (10)
                                                    ----------      ------------      -----------       -------------
 Net Increase (Decrease)........................            --                 1               --                   2
                                                    ----------      ------------      -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            12                14               38                  39
 Redeemed.......................................           (13)              (19)             (30)                (45)
                                                    ----------      ------------      -----------       -------------
 Net Increase (Decrease)........................            (1)               (5)               8                  (6)
                                                    ----------      ------------      -----------       -------------

                                                             MULTIMANAGER
                                                           LARGE CAP VALUE
                                                 ----------------------------------
                                                       2009             2008
                                                 --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    468,400     $     440,081
 Net realized gain (loss) on investments........    (5,018,316)       (1,600,662)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,008,272       (16,503,698)
                                                  ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................     6,458,356       (17,664,279)
                                                  ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,673,908         4,902,279
  Transfers between funds including
   guaranteed interest account, net.............    (2,707,927)        3,943,830
  Transfers for contract benefits and
   terminations.................................    (1,368,017)       (1,634,028)
  Contract maintenance charges..................    (2,082,548)       (2,112,723)
                                                  ------------     -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (2,484,584)        5,099,358
                                                  ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (9,000)
                                                  ------------     -------------
Increase (Decrease) in Net Assets...............     3,973,772       (12,573,921)
Net Assets -- Beginning of Period...............    30,423,726        42,997,647
                                                  ------------     -------------
Net Assets -- End of Period.....................  $ 34,397,498     $  30,423,726
                                                  ============     =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            10                16
 Redeemed.......................................           (10)               (9)
                                                  ------------     -------------
 Net Increase (Decrease)........................            --                 7
                                                  ------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            37                75
 Redeemed.......................................           (62)              (48)
                                                  ------------     -------------
 Net Increase (Decrease)........................           (25)               27
                                                  ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP GROWTH
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   (83,784)      $    (111,559)
 Net realized gain (loss) on investments........    (3,443,322)         (1,803,825)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,650,276         (13,570,205)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     8,123,170         (15,485,589)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,091,742           3,561,879
  Transfers between funds including
   guaranteed interest account, net.............    (1,225,849)         (1,656,143)
  Transfers for contract benefits and
   terminations.................................      (941,645)         (1,063,609)
  Contract maintenance charges..................    (2,211,924)         (2,181,375)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (1,287,676)         (1,339,248)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             (14,000)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............     6,835,494         (16,838,837)
Net Assets -- Beginning of Period...............    19,569,876          36,408,713
                                                   -----------       -------------
Net Assets -- End of Period.....................   $26,405,370       $  19,569,876
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             5                   6
 Redeemed.......................................            (5)                 (6)
                                                   -----------       -------------
 Net Increase (Decrease)........................            --                  --
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            44                  48
 Redeemed.......................................           (57)                (62)
                                                   -----------       -------------
 Net Increase (Decrease)........................           (13)                (14)
                                                   -----------       -------------

                                                            MULTIMANAGER                      MULTIMANAGER
                                                           MID CAP VALUE                    MULTI-SECTOR BOND
                                                 ---------------------------------- ---------------------------------
                                                       2009             2008              2009             2008
                                                 --------------- ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $  1,178,260     $      55,713     $   5,654,682    $  15,571,685
 Net realized gain (loss) on investments........    (7,038,608)       (4,688,232)      (13,831,082)      (8,011,463)
 Change in unrealized appreciation
  (depreciation) of investments.................    21,881,025       (16,939,226)       20,252,555      (51,057,039)
                                                  ------------     -------------     -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................    16,020,677       (21,571,745)       12,076,155      (43,496,817)
                                                  ------------     -------------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,389,623         5,217,954        12,414,470       29,622,108
  Transfers between funds including
   guaranteed interest account, net.............    (1,199,936)       (2,077,731)       (9,094,248)     (24,525,460)
  Transfers for contract benefits and
   terminations.................................    (2,054,895)       (3,130,608)       (6,234,374)      (8,814,127)
  Contract maintenance charges..................    (2,626,217)       (2,649,325)      (10,244,117)     (10,748,971)
                                                  ------------     -------------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (1,491,425)       (2,639,710)      (13,158,269)     (14,466,450)
                                                  ------------     -------------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           (99,000)           20,000         (215,000)
                                                  ------------     -------------     -------------    -------------
Increase (Decrease) in Net Assets...............    14,529,252       (24,310,455)       (1,062,114)     (58,178,267)
Net Assets -- Beginning of Period...............    37,583,068        61,893,523       133,657,065      191,835,332
                                                  ------------     -------------     -------------    -------------
Net Assets -- End of Period.....................  $ 52,112,320     $  37,583,068     $ 132,594,951    $ 133,657,065
                                                  ============     =============     =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            14                14                74              207
 Redeemed.......................................           (14)               (7)             (113)            (241)
                                                  ------------     -------------     -------------    -------------
 Net Increase (Decrease)........................            --                 7               (39)             (34)
                                                  ------------     ---------------   -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            77                70                36               25
 Redeemed.......................................           (91)             (101)              (52)             (60)
                                                  ------------     -------------     -------------    -------------
 Net Increase (Decrease)........................           (14)              (31)              (16)             (35)
                                                  ------------     -------------     -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          MULTIMANAGER                      MULTIMANAGER
                                                        SMALL CAP GROWTH                  SMALL CAP VALUE
                                                 ------------------------------ ------------------------------------
                                                      2009            2008             2009              2008
                                                 -------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   (8,374)   $      (5,026)   $   190,463       $     (27,144)
 Net realized gain (loss) on investments........     (474,009)        (444,028)    (6,819,181)         (3,278,679)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,951,235       (1,836,092)    12,659,383         (12,014,427)
                                                   ----------    -------------    -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    1,468,852       (2,285,146)     6,030,665         (15,320,250)
                                                   ----------    -------------    -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    1,123,473        1,393,219      3,571,592           5,066,996
  Transfers between funds including
   guaranteed interest account, net.............    1,037,559          315,988     (1,931,657)         (4,787,815)
  Transfers for contract benefits and
   terminations.................................     (149,490)         (83,490)    (1,668,841)         (1,659,609)
  Contract maintenance charges..................     (457,655)        (419,764)    (2,096,002)         (2,320,371)
                                                   ----------    -------------    -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,553,887        1,205,953     (2,124,908)         (3,700,799)
                                                   ----------    -------------    -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --           (4,348)            --             (89,002)
                                                   ----------    -------------    -----------       -------------
Increase (Decrease) in Net Assets...............    3,022,739       (1,083,541)     3,905,757         (19,110,051)
Net Assets -- Beginning of Period...............    3,527,602        4,611,143     24,193,901          43,303,952
                                                   ----------    -------------    -----------       -------------
Net Assets -- End of Period.....................   $6,550,341    $   3,527,602    $28,099,658       $  24,193,901
                                                   ==========    =============    ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --              9                   9
 Redeemed.......................................           --               --             (8)                (10)
                                                   ----------    -------------    -----------       -------------
 Net Increase (Decrease)........................           --               --              1                  (1)
                                                   ----------    -------------    -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           52               27             34                  15
 Redeemed.......................................          (31)             (14)           (51)                (36)
                                                   ----------    -------------    -----------       -------------
 Net Increase (Decrease)........................           21               13            (17)                (21)
                                                   ----------    -------------    -----------       -------------

                                                             MULTIMANAGER
                                                              TECHNOLOGY
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (252,094)      $    (318,846)
 Net realized gain (loss) on investments........    (2,973,341)          1,302,040
 Change in unrealized appreciation
  (depreciation) of investments.................    31,282,209         (45,032,927)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    28,056,774         (44,049,733)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     6,789,321           8,386,016
  Transfers between funds including
   guaranteed interest account, net.............     4,857,836          (2,605,160)
  Transfers for contract benefits and
   terminations.................................    (2,772,799)         (3,095,651)
  Contract maintenance charges..................    (4,400,300)         (4,502,608)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     4,474,058          (1,817,403)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (249,000)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............    32,530,832         (46,116,136)
Net Assets -- Beginning of Period...............    47,556,666          93,672,802
                                                   -----------       -------------
Net Assets -- End of Period.....................   $80,087,498       $  47,556,666
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             9                  11
 Redeemed.......................................            (5)                 (7)
                                                   -----------       -------------
 Net Increase (Decrease)........................             4                   4
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           165                  79
 Redeemed.......................................          (139)               (114)
                                                   -----------       -------------
 Net Increase (Decrease)........................            26                 (35)
                                                   -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             NATURAL
                                                          RESOURCES (i)
                                                 --------------------------------
                                                       2009            2008
                                                 --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     56,008    $       24,460
 Net realized gain (loss) on investments........    (3,059,600)       (2,825,057)
 Change in unrealized appreciation
  (depreciation) of investments.................    14,001,075        (9,626,203)
                                                  ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................    10,997,483       (12,426,800)
                                                  ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,046,147         7,360,633
  Transfers between funds including
   guaranteed interest account, net.............     6,071,042        16,649,535
  Transfers for contract benefits and
   terminations.................................      (192,091)               --
  Contract maintenance charges..................      (399,098)         (165,163)
                                                  ------------    --------------
Net increase (decrease) in net assets from
 contractowners transations.....................     6,526,000        23,845,005
                                                  ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --
                                                  ------------    --------------
Increase (Decrease) in Net Assets...............    17,523,483        11,418,205
Net Assets -- Beginning of Period...............    11,418,205                --
                                                  ------------    --------------
Net Assets -- End of Period.....................  $ 28,941,688    $   11,418,205
                                                  ============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --                --
 Redeemed.......................................            --                --
                                                  ------------    --------------
 Net Increase (Decrease)........................            --                --
                                                  ------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           230               346
 Redeemed.......................................          (118)              (91)
                                                  ------------    --------------
 Net Increase (Decrease)........................           112               255
                                                  ------------    --------------

                                                          TARGET 2015                   TARGET 2025
                                                        ALLOCATION (i)                ALLOCATION (i)
                                                 ----------------------------- -----------------------------
                                                      2009           2008            2009           2008
                                                 -------------- -------------- ---------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  119,947     $ 33,450        $   59,493      $ 22,685
 Net realized gain (loss) on investments........       59,479      (26,966)           12,881         2,368
 Change in unrealized appreciation
  (depreciation) of investments.................      232,985      (55,945)          159,770           480
                                                   ----------     --------        ----------      --------
 Net Increase (decrease) in net assets from
  operations....................................      412,411      (49,461)          232,144        25,533
                                                   ----------     --------        ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      160,610       49,485             5,952           713
  Transfers between funds including
   guaranteed interest account, net.............    1,873,642      881,094           763,953       633,977
  Transfers for contract benefits and
   terminations.................................      (26,172)          --              (358)           --
  Contract maintenance charges..................      (48,631)      (3,275)          (28,977)       (2,070)
                                                   ----------     --------        ----------      --------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,959,449      927,304           740,570       632,620
                                                   ----------     --------        ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --           --               (10)           --
                                                   ----------     --------        ----------      --------
Increase (Decrease) in Net Assets...............    2,371,860      877,843           972,704       658,153
Net Assets -- Beginning of Period...............      877,843           --           658,153            --
                                                   ----------     --------        ----------      --------
Net Assets -- End of Period.....................   $3,249,703     $877,843        $1,630,857      $658,153
                                                   ==========     ========        ==========      ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --           --                --            --
 Redeemed.......................................           --           --                --            --
                                                   ----------     --------        ----------      --------
 Net Increase (Decrease)........................           --           --                --            --
                                                   ----------     --------        ----------      --------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           37           13                12             9
 Redeemed.......................................          (11)          (2)               (3)           --
                                                   ----------     --------        ----------      --------
 Net Increase (Decrease)........................           26           11                 9             9
                                                   ----------     --------        ----------      --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          TARGET 2035
                                                        ALLOCATION (i)
                                                 -----------------------------
                                                       2009           2008
                                                 ---------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   45,826     $    3,119
 Net realized gain (loss) on investments........        26,215            722
 Change in unrealized appreciation
  (depreciation) of investments.................       110,993        (16,517)
                                                    ----------     ----------
 Net Increase (decrease) in net assets from
  operations....................................       183,034        (12,676)
                                                    ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         2,258             --
  Transfers between funds including
   guaranteed interest account, net.............     1,019,710        109,900
  Transfers for contract benefits and
   terminations.................................            --             --
  Contract maintenance charges..................       (20,226)          (634)
                                                    ----------     ----------
Net increase (decrease) in net assets from
 contractowners transations.....................     1,001,742        109,266
                                                    ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             --
                                                    ----------     ----------
Increase (Decrease) in Net Assets...............     1,184,776         96,590
Net Assets -- Beginning of Period...............        96,590             --
                                                    ----------     ----------
Net Assets -- End of Period.....................    $1,281,366     $   96,590
                                                    ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --             --
 Redeemed.......................................            --             --
                                                    ----------     ----------
 Net Increase (Decrease)........................            --             --
                                                    ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            15              1
 Redeemed.......................................            (2)            --
                                                    ----------     ----------
 Net Increase (Decrease)........................            13              1
                                                    ----------     ----------

                                                      TARGET 2045               VANGUARD VIF
                                                    ALLOCATION (i)              EQUITY INDEX
                                                 --------------------- ------------------------------
                                                     2009       2008        2009            2008
                                                 ------------ -------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $ 11,189        --    $   86,712    $     258,917
 Net realized gain (loss) on investments........     55,709    $   --      (400,087)        (207,953)
 Change in unrealized appreciation
  (depreciation) of investments.................      2,279        --     1,354,481       (2,355,208)
                                                   --------    ------    ----------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     69,177        --     1,041,106       (2,304,244)
                                                   --------    ------    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,331     8,099       868,952        1,627,755
  Transfers between funds including
   guaranteed interest account, net.............     74,551        --      (356,370)        (124,368)
  Transfers for contract benefits and
   terminations.................................         --        --       (35,119)         (76,729)
  Contract maintenance charges..................     (7,450)       --      (515,603)        (494,378)
                                                   --------    ------    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     75,432     8,099       (38,140)         932,280
                                                   --------    ------    ----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         --        --            --          (30,000)
                                                   --------    ------    ----------    -------------
Increase (Decrease) in Net Assets...............    144,609     8,099     1,002,966       (1,401,964)
Net Assets -- Beginning of Period...............      8,099        --     4,110,696        5,512,660
                                                   --------    ------    ----------    -------------
Net Assets -- End of Period.....................   $152,708    $8,099    $5,113,662    $   4,110,696
                                                   ========    ======    ==========    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................         --        --            10               18
 Redeemed.......................................         --        --           (10)             (10)
                                                   --------    ------    ----------    -------------
 Net Increase (Decrease)........................         --        --            --                8
                                                   --------    ------    ----------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................         19        --            --               --
 Redeemed.......................................        (16)       --            --               --
                                                   --------    ------    ----------    -------------
 Net Increase (Decrease)........................          3        --            --               --
                                                   --------    ------    ----------    -------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate II due to a fund merger on September 11, 2009.
(d) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(e) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(f) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(g) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(h) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(i) Units were made available for sale on May 1, 2008.
(j) Units were made available for sale on May 1, 2009.
(k) Units were made available for sale on September 18, 2009.
-------

The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2009

1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of a mutual fund's portfolio of AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following separate Variable Investment Options:

AXA Premier VIP Trust*
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Growth
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond(8)
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanger Technology
o Natural Resources
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation
EQ Advisors Trust*
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index(1)
o EQ/Core Bond Index(2)
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS(3)
o EQ/Evergreen Omega
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS(4)
o EQ/Global Multi-Sector Equity(5)
o EQ/Intermediate Government Bond Index(6)
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/PIMCO Ultra Short Bond(7)
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Mid Cap Growth
Fidelity(R) Variable Insurance Products
o Fidelity(R) Money Market
o Fidelity(R) VIP Asset Manager: Growth
o Fidelity(R) VIP Contrafund(R)
o Fidelity(R) VIP Equity-Income
o Fidelity(R) VIP Growth & Income
o Fidelity(R) VIP High Income
o Fidelity(R) VIP Investment Grade Bond
o Fidelity(R) VIP Mid Cap
o Fidelity(R) VIP Value
o Fidelity(R) VIP Value Strategies
Vanguard Varaiable Insurance Fund
o Vanguard VIF Equity Index

----------------------

 (1) Formerly known as EQ/AllianceBernstein Common Stock
 (2) Formerly known as EQ/JPMorgan Core Bond
 (3) Fund was renamed twice this year. EQ/Marsico Focus was the former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/18/09 the second change resulted in the current name.
 (4) Formerly known as EQ/Evergreen International Bond
 (5) Formerly known as EQ/Van Kampen Emerging Markets Equity
 (6) Formerly known as EQ/AllianceBernstein Intermediate Government Securities
 (7) Formerly known as EQ/PIMCO Real Return
 (8) Formerly known as Multimanager High Yield
  * An affiliate of AXA Equitable provides advisory services to one or more Portfolios of this Trust.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

1. Organization (Continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):
o Accumulator Life
o Incentive Life
o Incentive Life 2000
o Incentive Life Sales (1999 and after)
o Incentive Life '02
o Incentive Life '06
o Incentive Life(R) Optimizer
o Incentive Life PlusSM
o Incentive Life Plus Original Series
o Paramount Life
o IL Legacy
o IL Legacy II
o IL ProtectorSM
o Incentive Life COLI
o Incentive Life COLI '04
o Champion 2000
o Survivorship 2000
o Survivorship Incentive Life 1999
o Survivorship Incentive Life '02
o Survivorship Incentive Life(R) Legacy
o SP-Flex
o Corporate Owned Incentive Life(R)

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life PlusSM." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

Each of the Variable Investment Options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners.

In the normal course of business, the Variable Investment Options of the Account enter into Contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Effective April 1, 2009, and as further described in Note 3 of the financial statements, the Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation of the revised guidance did not have an impact on the net assets of the Account.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders and death benefits.

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the fund the Contract is invested in, net of Contract charges.

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits.

Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for Contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Fair Value Disclosures

Under GAAP fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

3. Fair Value Disclosures (Concluded)

Level 1 - Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment assets of each Variable Investment Option of the Account have been classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to Contractowners of variable insurance policies. The Variable Investment Options may, without restriction, transact at the daily Net Asset Value(s) (NAV) of the mutual funds. The NAV represents the daily, per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

As of December 31, 2009, the Account did not hold any investments with significant unobservable inputs (Level 3).


4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                 Purchases          Sales
                                                ------------    ------------
AXA Aggressive Allocation.....................  $ 46,690,029    $ 25,187,550
AXA Balanced Strategy.........................         8,077             399
AXA Conservative Allocation...................    34,587,215      16,914,100
AXA Conservative Growth Strategy..............         7,664               0
AXA Conservative Strategy.....................         1,381             225
AXA Conservative-Plus Allocation..............    31,560,324       6,741,822
AXA Growth Strategy...........................       159,549             177
AXA Moderate Allocation.......................   139,684,340     120,531,686
AXA Moderate Growth Strategy..................     3,761,745          18,055
AXA Moderate-Plus Allocation..................   107,451,681      37,130,977
EQ/AllianceBernstein International............    29,638,152      63,193,781
EQ/AllianceBernstein Small Cap Growth.........     9,205,923      21,254,102
EQ/BlackRock Basic Value Equity...............    24,578,740      19,262,902
EQ/BlackRock International Value..............    21,032,079      22,699,977
EQ/Boston Advisors Equity Income..............     4,216,732       3,436,360
EQ/Calvert Socially Responsible...............       155,318         172,012
EQ/Capital Guardian Growth....................     3,199,656       2,893,050
EQ/Capital Guardian Research..................     6,169,319      14,939,818
EQ/Common Stock Index.........................    50,666,807     158,476,087
EQ/Core Bond Index............................    36,979,120      33,577,773
EQ/Equity 500 Index...........................    61,761,309      84,740,585
EQ/Equity Growth PLUS.........................    10,746,111      24,685,307
EQ/Evergreen Omega............................    14,923,899       4,320,958
EQ/GAMCO Mergers and Acquisitions.............     3,638,332       1,675,632
EQ/GAMCO Small Company Value..................    19,288,239       7,005,196
EQ/Global Bond PLUS...........................    14,575,613      12,156,159
EQ/Global Multi-Sector Equity.................    43,115,512      37,718,954
EQ/Intermediate Government Bond Index.........    23,265,897      49,249,045
EQ/International Core PLUS....................    12,827,639       5,049,851
EQ/International Growth.......................    12,214,181       4,696,429
EQ/JPMorgan Value Opportunities...............     5,367,890       5,388,273
EQ/Large Cap Core PLUS........................     1,729,748       1,884,856
EQ/Large Cap Growth Index.....................    12,694,603      12,632,599
EQ/Large Cap Growth PLUS......................     9,959,890      18,496,858

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

4. Purchases and Sales of Investments (Concluded)


                                               Purchases         Sales
                                              ------------   ------------
EQ/Large Cap Value Index.....................    2,365,307      1,107,185
EQ/Large Cap Value PLUS......................   20,426,519     61,170,074
EQ/Lord Abbett Growth and Income.............      807,577        299,373
EQ/Lord Abbett Large Cap Core................    4,745,292      1,830,344
EQ/Mid Cap Index.............................   10,239,703     12,988,614
EQ/Mid Cap Value PLUS........................  227,691,406    156,301,068
EQ/Money Market..............................  239,160,472    321,255,472
EQ/Montag & Caldwell Growth..................    9,011,172      4,585,028
EQ/PIMCO Ultra Short Bond....................   65,749,884     42,427,872
EQ/Quality Bond PLUS.........................   66,505,006     76,317,445
EQ/Small Company Index.......................    9,950,926      9,533,259
EQ/T. Rowe Price Growth Stock................   11,263,983      5,927,167
EQ/UBS Growth and Income.....................    1,207,848        891,051
EQ/Van Kampen Comstock.......................      954,208        539,924
EQ/Van Kampen Mid Cap Growth.................   17,125,573      6,219,231
Fidelity(R) Money Market.....................   24,265,236     10,251,194
Fidelity(R) VIP Asset Manager: Growth........    2,485,777      2,217,008
Fidelity(R) VIP Contrafund...................   14,229,341     11,063,156
Fidelity(R) VIP Equity-Income................    1,651,411      1,989,823
Fidelity(R) VIP Growth & Income..............    2,214,047      1,363,525
Fidelity(R) VIP High Income..................   15,238,012      6,864,231
Fidelity(R) VIP Investment Grade Bond........   17,866,904      7,040,891
Fidelity(R) VIP Mid Cap......................    7,915,828      6,898,437
Fidelity(R) VIP Value........................    2,483,609      1,583,280
Fidelity(R) VIP Value Strategies.............    3,054,502      1,745,902
Multimanager Aggressive Equity...............   35,264,759     35,358,581
Multimanager Core Bond.......................   47,416,325     27,718,642
Multimanager International Equity............    8,021,635      9,392,267
Multimanager Large Cap Core Equity...........    1,758,908      1,680,939
Multimanager Large Cap Growth................    3,618,393      2,922,711
Multimanager Large Cap Value.................    5,603,876      7,621,475
Multimanager Mid Cap Growth..................    4,175,053      5,551,227
Multimanager Mid Cap Value...................   11,412,908     11,724,223
Multimanager Multi-Sector Bond...............   24,258,095     31,735,387
Multimanager Small Cap Growth................    3,569,369      2,003,697
Multimanager Small Cap Value.................    5,710,501      7,645,030
Multimanger Technology.......................   19,373,876     15,153,817
Natural Resources............................   16,333,935      7,414,357
Target 2015 Allocation.......................    3,045,355        960,554
Target 2025 Allocation.......................      999,221        195,985
Target 2035 Allocation.......................    1,248,584        197,409
Target 2045 Allocation.......................    1,442,321      1,354,493
Vanguard VIF Equity Index....................    1,088,384        961,070

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

5. Expenses and Related Party Transactions (Concluded)

average daily net assets. These fees are reflected in the net asset value of the shares of The Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far
East), Fidelity Investments Japan Limited, and FMR Co., Inc. serve as investment managers for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual Portfolios and range for EQAT and VIP from a low of 0.07% to a high of 1.19% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


6. Reorganizations

In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain Portfolios of EQ Advisors Trust (the " Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractholders of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------------------
                           Removed Portfolio                      Surviving Portfolio
-----------------------------------------------------------------------------------------------------
  September 11, 2009       EQ/Ariel Appreciation II               EQ/Mid Cap Value PLUS
                           EQ/Lord Abbett Mid Cap Value
                           EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II
Shares -- Class A              316,009
Value -- Class A           $      9.38
Shares -- Class B               50,411
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,438,028
Net Assets After Merger    $        --
                           EQ/Lord Abbett Mid Cap Value
Shares -- Class A            1,604,414
Value -- Class A           $      7.92
Shares -- Class B              117,759
Value -- Class B           $      7.93
Net Assets Before Merger   $13,640,788
Net Assets After Merger    $        --
                           EQ/Van Kampen Real Estate
Shares -- Class A            6,725,545                               27,541,666
Value -- Class A           $      5.48                             $       7.83
Shares -- Class B              510,838                                  785,654
Value -- Class B           $      5.48                             $       7.74
Net Assets Before Merger   $39,655,379                             $164,998,012
Net Assets After Merger    $        --                             $221,732,207
-----------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/AXA Rosenberg Value Long/Short      EQ/PIMCO Ultra Short Bond
                           Equity
                           EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------
                           EQ/AXA Rosenberg Value Long/Short
                           Equity
Shares -- Class A              594,116
Value -- Class A           $      8.63
Shares -- Class B              349,713
Value -- Class B           $      8.60
Net Assets Before Merger   $ 8,134,753
Net Assets After Merger    $        --
                           EQ/Short Duration Bond
Shares -- Class A              414,390                               3,489,285
Value -- Class A           $      9.12                            $       9.95
Shares -- Class B              177,824                               1,733,884
Value -- Class B           $      9.13                            $       9.95
Net Assets Before Merger   $ 5,401,645                            $ 38,445,299
Net Assets After Merger    $        --                            $ 51,981,697
-----------------------------------------------------------------------------------------------------
 September 18, 2009        Multimanager Health Care               Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------
Shares -- Class A            2,349,607                              14,641,928
Value -- Class A           $      9.21                            $      22.08
Shares -- Class B              657,157                                 812,579
Value -- Class B           $      9.02                            $      21.67
Net Assets Before Merger   $27,567,437                            $313,355,842
Net Assets After Merger    $        --                            $340,923,279
-----------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Concluded)


-----------------------------------------------------------------------------------------------------
                            Removed Portfolio                    Surviving Portfolio
-----------------------------------------------------------------------------------------------------
 September 25, 2009         EQ/Caywood Scholl High Yield Bond    EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class B            1,058,150                             3,202,885
Value -- Class B            $     3.99                           $      9.19
Net Assets Before Merger    $4,222,019                           $25,212,495
Net Assets After Merger     $       --                           $29,434,514
-----------------------------------------------------------------------------------------------------
 September 25, 2009         EQ/Long Term Bond                    EQ/Core Bond Index
-----------------------------------------------------------------------------------------------------
Shares -- Class A              195,111                             3,546,318
Value -- Class A            $    12.74                           $      9.62
Shares -- Class B              137,831                             2,203,215
Value -- Class B            $    12.74                           $      9.62
Net Assets Before Merger    $4,241,681                           $51,090,302
Net Assets After Merger     $       --                           $55,331,983

7. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:


                                                           Mortality and Expense     Mortality     Administrative     Total
                                                          ----------------------- --------------- ---------------- ----------
Accumulator Life.........................................      varies (b)(d)         varies (b)     varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000......................   0.60% (a)                 --              --           0.60%
Incentive Life '02.......................................   varies (b)(g)             --              --           0.80%
Incentive Life '06.......................................   0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life '02..........................   0.90%(b)                  --              --           0.90%
Paramount Life...........................................   0.60%(a)                  --              --           0.60%
Incentive Life Plus Original Series......................   0.60%(b)                  --              --           0.60%
Incentive Life COLI......................................   0.60%(b)                  --              --           0.60%
Incentive Life COLI '04..................................   0.75%(b)(c)               --              --           0.75%
Survivorship Incentive Life 1999.........................   0.60%(a)                  --              --           0.60%
Survivorship 2000........................................   0.90%(a)                  --              --           0.90%
IL Legacy................................................   1.75%(b)(h)               --              --           1.75%
IL Legacy II.............................................   0.85%(b)(i)               --              --           0.85%
IL Protector.............................................   0.80%(a)                  --              --           0.80%
SP-Flex..................................................   0.85%(a)                0.60%(a)        0.35%(a)       1.80%
Incentive Life(R) Optimizer..............................   0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life(R) Legacy....................   0.55%(b)(j)               --              --           0.55%
Corporate Owned Incentive Life(R)........................   0.35%(b)(k)               --              --           0.35%

----------------------

(a)   Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for Contract benefits and terminations in the Statements of Changes in Net Assets.

(c)   Policy years 1-5 0.75% (1.00% maximum)
      Policy years 6-20 0.55% (0.75% maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
      Policy years 11+0.30% to 0.50% maximum

(e)   Policy years 1-8 0.85% (1.00% maximum)
      Policy years 9-10 0.00% (1.00% maximum)
      Policy years 11+ 0.00% (0.50% maximum)

(f)   Policy years 1-10 0.72% to 1.73%
      Policy years 11+ 0.11% to 0.32%

(g)   Policy years 1-15 0.80%, 0.70% or 0.60% depending
      Policy years 16+ 0.30% or 0.20% depending

(h)   Policy years 1-10 1.75% (maximum and current)
      Policy years 11-20 0.25% (0.50% maximum)
      Policy Years 21+ 0.00% (0.50% maximum)

(i)   Policy years 1-15 0.85% (maximum and current)
      Policy years 26+ 0.00% (0.85% maximum)
      For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.

(j)   Policy years 1-15 0.55% (maximum)
      Policy years 16+ 0.05% (0.55% maximum)
      For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

(k)   Policy years 1-10 0.35% (0.50% maximum)
      Policy years 11+ 0.10% (0.35% maximum)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Continued)

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity Contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life '06 mortality and expense risk charge of 0.85% will be in effect for the first 8 policy years on a current basis. For policy years 9 and later, the charge is currently 0.00%. The current mortality and expense risk charges are lower than guaranteed charges .

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life(R) Optimizer mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years on a 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive
Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for Contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for Contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Concluded)


Charges                                     When charge is deducted
------------------------------------------- -------------------------
Riders                                      Monthly

Death Benefit Guarantee (Guaranteed         Monthly
Minimum Death Benefit Charge).

Charge for State and Local Tax Expense      At time of premium
                                            payment

Charge for Federal Tax Expenses             At time of premium
                                            payment

Premium Charge                              At time of premium
                                            payment

Monthly administrative charges              Monthly

Cost of Insurance (COI) and Rating          Monthly
charge

Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on Contract.

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year



Charges                                                          Amount deducted                           How deducted
------------------------------------------- -------------------------------------------------------- -----------------------
Riders                                      Amount varies depending on the specifics of your         Unit liquidation from
                                            policy. Depending on the rider, may be additional        account value
                                            charges deducted from premiums.

Death Benefit Guarantee (Guaranteed         Low - $0.01 for each $1,000 of face amount of            Unit liquidation from
Minimum Death Benefit Charge).              the policy.                                              account value

                                            High - $0.02 for each $1,000 of face amount of
                                            the policy.

Charge for State and Local Tax Expense      Varies by state of residence of insured person.          Deducted from
                                                                                                     premium

Charge for Federal Tax Expenses             1.25%                                                    Deducted from
                                                                                                     premium

Premium Charge                              Depending on the policy, varies from a flat fee of $2    Deducted from
                                            to $250 to a range of 3% to 30% on premiums              premium

Monthly administrative charges              Low - $5 per month                                       Unit liquidation from
                                                                                                     account value

                                            High - Depending on face amount, policyholder
                                            age at issue and policy year, up to $55 per month.

                                            Depending on the policy, may also be a charge per
                                            $1,000 of face amount ranging from $0.03 to
                                            $ 0.70

Cost of Insurance (COI) and Rating          Amount varies depending upon specifics of policy.        Unit liquidation from
charge                                      COI based upon amount at risk. Rating Charge             account value
                                            based upon face amount of insurance.

Surrender, termination or decrease in       The amount of surrender charges if applicable is set     Unit liquidation from
face amount of policy during the first 10   forth in your policy.                                    account value
or 15 years depending on Contract.

Partial Withdrawal                          $25 (or if less, 2% of the withdrawal), if applicable    Unit liquidation from
                                                                                                     account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not           Unit liquidation from
                                            more than $250 in total), if applicable                  account value

Administrative Surrender Charge             $2 to $6 per 1,000 depending on issue age which          Unit liquidation from
                                            after the third year declines if applicable              account value

                                            Depending on the policy, may also be a charge per
                                            policy ranging from $450 to $540 which after the
                                            third year declines

Transfers among investment options          Low - $25 after 12 transfers if applicable               Unit liquidation from
per policy year                                                                                      account value

                                            High - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 130.17             --                 --            --        27.60%
         Highest contract charge 0.90% Class A         $ 123.02             --                 --            --        26.45%
         All contract charges                                --            541            $68,292          1.23%          --
  2008   Lowest contract charge 0.00% Class A          $ 102.02             --                 --            --       (39.04)%
         Highest contract charge 0.90% Class A         $  97.29             --                 --            --       (39.59)%
         All contract charges                                --            557            $55,039          1.79%          --
  2007   Lowest contract charge 0.00% Class A          $ 167.36             --                 --            --         6.44%
         Highest contract charge 0.90% Class A         $ 161.05             --                 --            --         5.47%
         All contract charges                                --            458            $75,012          3.31%          --
  2006   Lowest contract charge 0.00% Class A          $ 157.24             --                 --            --        18.18%
         Highest contract charge 0.90% Class A         $ 152.70             --                 --            --        17.12%
         All contract charges                                --            233            $36,082          3.64%          --
  2005   Lowest contract charge 0.00% Class A          $ 133.04             --                 --            --         8.33%
         Highest contract charge 0.90% Class A         $ 130.37             --                 --            --         7.36%
         All contract charges                                --            105            $12,566          5.00%          --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 128.17             --                 --            --        27.28%
         Highest contract charge 0.90% Class B         $ 121.13             --                 --            --        26.13%
         All contract charges                                --            342            $43,394          1.23%          --
  2008   Lowest contract charge 0.00% Class B          $ 100.70             --                 --            --       (39.19)%
         Highest contract charge 0.90% Class B         $  96.03             --                 --            --       (39.74)%
         All contract charges                                --            242            $24,066          1.79%          --
  2007   Lowest contract charge 0.00% Class B          $ 165.60             --                 --            --         6.17%
         Highest contract charge 0.90% Class B         $ 159.36             --                 --            --         5.21%
         All contract charges                                --            140            $22,756          3.31%          --
  2006   Lowest contract charge 0.00% Class B          $ 155.98             --                 --            --        17.90%
         Highest contract charge 0.90% Class B         $ 151.47             --                 --            --        16.84%
         All contract charges                                --             68            $10,432          3.64%          --
  2005   Lowest contract charge 0.00% Class B          $ 132.30                                --            --         8.06%
         Highest contract charge 0.90% Class B         $ 129.64             --                 --            --         7.09%
         All contract charges                                --             31            $ 4,069          5.00%          --
AXA Balanced Strategy
---------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 101.74             --                 --            --         1.85%
         Highest contract charge 0.00% Class B (y)     $ 101.74             --                 --            --         1.85%
         All contract charges                                --             --            $     8          3.59%          --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 124.37             --                 --            --        10.10%
         Highest contract charge 0.90% Class A         $ 117.54             --                 --            --         9.11%
         All contract charges                                --            235            $28,315          3.52%          --
  2008   Lowest contract charge 0.00% Class A          $ 112.96             --                 --            --       (10.80)%
         Highest contract charge 0.90% Class A         $ 107.73             --                 --            --       (11.60)%
         All contract charges                                --            122            $13,469          5.91%          --
  2007   Lowest contract charge 0.00% Class A          $ 126.63             --                 --            --         6.07%
         Highest contract charge 0.90% Class A         $ 121.86             --                 --            --         5.11%
         All contract charges                                --             73            $ 9,013          4.70%          --
  2006   Lowest contract charge 0.00% Class A          $ 119.38             --                 --            --         6.64%
         Highest contract charge 0.90% Class A         $ 115.93             --                 --            --         5.68%
         All contract charges                                --             37            $ 4,339          4.65%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
AXA Conservative Allocation (Continued)
---------------------------------------
  2005   Lowest contract charge 0.00% Class A          $ 111.95             --                 --            --         2.70%
         Highest contract charge 0.90% Class A         $ 109.70             --                 --            --         1.77%
         All contract charges                                --             23            $ 2,552          4.10%          --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 122.45             --                 --            --         9.83%
         Highest contract charge 0.90% Class B         $ 115.72             --                 --            --         8.84%
         All contract charges                                --             57            $ 6,849          3.52%          --
  2008   Lowest contract charge 0.00% Class B          $ 111.49             --                 --            --       (11.01)%
         Highest contract charge 0.90% Class B         $ 106.32             --                 --            --       (11.82)%
         All contract charges                                --             33            $ 3,580          5.91%          --
  2007   Lowest contract charge 0.00% Class B          $ 125.29             --                 --            --         5.80%
         Highest contract charge 0.90% Class B         $ 120.57             --                 --            --         4.85%
         All contract charges                                --             12            $ 1,457          4.70%          --
  2006   Lowest contract charge 0.00% Class B          $ 118.42             --                 --            --         6.37%
         Highest contract charge 0.90% Class B         $ 115.00             --                 --            --         5.42%
         All contract charges                                --              7            $   896          4.65%          --
  2005   Lowest contract charge 0.00% Class B          $ 111.33             --                 --            --         2.44%
         Highest contract charge 0.90% Class B         $ 109.09             --                 --            --         1.52%
         All contract charges                                --              4            $   485          4.10%          --
AXA Conservative Growth Strategy
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 101.49             --                 --            --         1.63%
         Highest contract charge 0.00% Class B (y)     $ 101.49             --                 --            --         1.63%
         All contract charges                                --             --            $     8          4.28%          --
AXA Conservative Strategy
-------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 100.81             --                 --            --         1.00%
         Highest contract charge 0.00% Class B (y)     $ 100.81             --                 --            --         1.00%
         All contract charges                                --             --            $     1          5.24%          --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 124.89             --                 --            --        14.70%
         Highest contract charge 0.90% Class A         $ 118.03             --                 --            --        13.67%
         All contract charges                                --            283            $33,330          3.39%          --
  2008   Lowest contract charge 0.00% Class A          $ 108.88             --                 --            --       (19.22)%
         Highest contract charge 0.90% Class A         $ 103.83             --                 --            --       (19.95)%
         All contract charges                                --            126            $13,363          4.59%          --
  2007   Lowest contract charge 0.00% Class A          $ 134.79             --                 --            --         5.75%
         Highest contract charge 0.90% Class A         $ 129.71             --                 --            --         4.80%
         All contract charges                                --             82            $10,940          4.42%          --
  2006   Lowest contract charge 0.00% Class A          $ 127.46             --                 --            --         9.03%
         Highest contract charge 0.90% Class A         $ 123.77             --                 --            --         8.05%
         All contract charges                                --             44            $ 5,540          3.91%          --
  2005   Lowest contract charge 0.00% Class A          $ 116.90             --                 --            --         3.50%
         Highest contract charge 0.90% Class A         $ 114.55             --                 --            --         2.57%
         All contract charges                                --             30            $ 3,453          5.23%          --
AXA Conservative-Plus Allocation
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 122.96             --                 --            --        14.42%
         Highest contract charge 0.90% Class B         $ 116.20             --                 --            --        13.39%
         All contract charges                                --             91            $10,952          3.39%          --
  2008   Lowest contract charge 0.00% Class B          $ 107.46             --                 --            --       (19.43)%
         Highest contract charge 0.90% Class B         $ 102.48             --                 --            --       (20.15)%
         All contract charges                                --             54            $ 5,770          4.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
AXA Conservative-Plus Allocation (Continued)
--------------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 133.37              --                 --           --         5.49%
         Highest contract charge 0.90% Class B     $ 128.34              --                 --           --         4.54%
         All contract charges                            --              15         $    1,965         4.42%          --
  2006   Lowest contract charge 0.00% Class B      $ 126.43              --                 --           --         8.76%
         Highest contract charge 0.90% Class B     $ 122.77              --                 --           --         7.78%
         All contract charges                            --               7         $      836         3.91%          --
  2005   Lowest contract charge 0.00% Class B      $ 116.25              --                 --           --         3.25%
         Highest contract charge 0.90% Class B     $ 113.91              --                 --           --         2.32%
         All contract charges                            --               4         $      441         5.23%          --
AXA Growth Strategy (y)
-----------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 102.40              --                 --           --         2.45%
         Highest contract charge 0.00% Class B     $ 102.40              --                 --           --         2.45%
         All contract charges                            --               2         $      159         2.86%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 260.68              --                 --           --        17.30%
         Highest contract charge 0.90% Class A     $ 241.38              --                 --           --        16.25%
         All contract charges                            --           2,251         $1,030,287         1.61%          --
  2008   Lowest contract charge 0.00% Class A      $ 222.23              --                 --           --       (24.29)%
         Highest contract charge 0.90% Class A     $ 207.64              --                 --           --       (24.97)%
         All contract charges                            --           2,411         $  962,519         3.66%          --
  2007   Lowest contract charge 0.00% Class A      $ 293.51              --                 --           --         6.54%
         Highest contract charge 0.90% Class A     $ 276.73              --                 --           --         5.58%
         All contract charges                            --           2,592         $1,387,781         3.32%          --
  2006   Lowest contract charge 0.00% Class A      $ 275.48              --                 --           --        10.60%
         Highest contract charge 0.90% Class A     $ 262.11              --                 --           --         9.60%
         All contract charges                            --           2,735         $1,392,978         2.87%          --
  2005   Lowest contract charge 0.00% Class A      $ 249.09              --                 --           --         5.05%
         Highest contract charge 0.90% Class A     $ 239.15              --                 --           --         4.38%
         All contract charges                            --           2,888         $1,343,916         2.56%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 128.99              --                 --           --        17.01%
         Highest contract charge 0.90% Class B     $ 130.72              --                 --           --        15.96%
         All contract charges                            --             926         $  116,123         1.61%          --
  2008   Lowest contract charge 0.00% Class B      $ 110.24              --                 --           --       (24.47)%
         Highest contract charge 0.90% Class B     $ 112.73              --                 --           --       (25.16)%
         All contract charges                            --             772         $   82,571         3.66%          --
  2007   Lowest contract charge 0.00% Class B      $ 145.96              --                 --           --         6.27%
         Highest contract charge 0.90% Class B     $ 150.62              --                 --           --         5.31%
         All contract charges                            --             685         $   96,133         3.32%          --
  2006   Lowest contract charge 0.00% Class B      $ 137.35              --                 --           --        10.32%
         Highest contract charge 0.90% Class B     $ 143.03              --                 --           --         9.33%
         All contract charges                            --             638         $   85,631         2.87%          --
  2005   Lowest contract charge 0.00% Class B      $ 124.50              --                 --           --         4.80%
         Highest contract charge 0.90% Class B     $ 130.82              --                 --           --         3.85%
         All contract charges                            --             659         $   89,296         2.56%          --
AXA Moderate Growth Strategy (y)
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 102.03              --                 --           --         2.11%
         Highest contract charge 0.00% Class B     $ 102.03              --                 --           --         2.11%
         All contract charges                            --              37         $    3,816         1.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 132.87              --                --            --        22.27%
         Highest contract charge 0.90% Class A     $ 125.57              --                --            --        21.16%
         All contract charges                            --           1,623          $208,381          1.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 108.67              --                --            --       (31.61)%
         Highest contract charge 0.90% Class A     $ 103.64              --                --            --       (32.22)%
         All contract charges                            --           1,552          $164,181          2.62%          --
  2007   Lowest contract charge 0.00% Class A      $ 158.89              --                --            --         6.65%
         Highest contract charge 0.90% Class A     $ 152.90              --                --            --         5.69%
         All contract charges                            --           1,250          $194,601          3.77%          --
  2006   Lowest contract charge 0.00% Class A      $ 148.98              --                --            --        14.79%
         Highest contract charge 0.90% Class A     $ 144.67              --                --            --        13.76%
         All contract charges                            --             683          $100,405          3.84%          --
  2005   Lowest contract charge 0.00% Class A      $ 129.78              --                --            --         6.93%
         Highest contract charge 0.90% Class A     $ 127.17              --                --            --         5.97%
         All contract charges                            --             294          $ 37,728          5.53%          --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 130.81              --                --            --        21.95%
         Highest contract charge 0.90% Class B     $ 123.62              --                --            --        20.85%
         All contract charges                            --           1,000          $129,202          1.64%          --
  2008   Lowest contract charge 0.00% Class B      $ 107.26              --                --            --       (31.77)%
         Highest contract charge 0.90% Class B     $ 102.29              --                --            --       (32.39)%
         All contract charges                            --             727          $ 76,912          2.62%          --
  2007   Lowest contract charge 0.00% Class B      $ 157.21              --                --            --         6.39%
         Highest contract charge 0.90% Class B     $ 151.29              --                --            --         5.43%
         All contract charges                            --             430          $ 66,580          3.77%          --
  2006   Lowest contract charge 0.00% Class B      $ 147.77              --                --            --        14.50%
         Highest contract charge 0.90% Class B     $ 143.50              --                --            --        13.48%
         All contract charges                            --             199          $ 29,024          3.84%          --
  2005   Lowest contract charge 0.00% Class B      $ 129.05              --                --            --         6.67%
         Highest contract charge 0.90% Class B     $ 126.46              --                --            --         5.71%
         All contract charges                            --              61          $  7,834          3.95%          --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 156.28              --                --            --        27.41%
         Highest contract charge 0.90% Class A     $ 136.77              --                --            --        26.27%
         All contract charges                            --           2,669          $385,918          2.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 122.66              --                --            --       (50.60)%
         Highest contract charge 0.90% Class A     $ 108.32              --                --            --       (51.04)%
         All contract charges                            --           2,982          $340,199          2.81%          --
  2007   Lowest contract charge 0.00% Class A      $ 248.28              --                --            --        12.01%
         Highest contract charge 0.90% Class A     $ 221.26              --                --            --        11.00%
         All contract charges                            --           3,274          $760,166          1.50%          --
  2006   Lowest contract charge 0.00% Class A      $ 221.66              --                --            --        23.82%
         Highest contract charge 0.90% Class A     $ 199.34              --                --            --        22.71%
         All contract charges                            --           3,392          $705,764          1.66%          --
  2005   Lowest contract charge 0.00% Class A      $ 179.02              --                --            --        15.58%
         Highest contract charge 0.90% Class A     $ 162.45              --                --            --        14.54%
         All contract charges                            --           3,448          $581,793          1.74%          --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 107.23              --                --            --        27.09%
         Highest contract charge 0.90% Class B     $ 101.19              --                --            --        25.96%
         All contract charges                            --             524          $ 55,911          2.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2008   Lowest contract charge 0.00% Class B     $  84.37              --                 --            --       (50.72)%
         Highest contract charge 0.90% Class B    $  80.34              --                 --            --       (51.17)%
         All contract charges                           --             569           $ 48,080          2.81%          --
  2007   Lowest contract charge 0.00% Class B     $ 171.21              --                 --            --        11.73%
         Highest contract charge 0.90% Class B    $ 164.52              --                 --            --        10.71%
         All contract charges                           --             583           $100,264          1.50%          --
  2006   Lowest contract charge 0.00% Class B     $ 153.24              --                 --            --        23.52%
         Highest contract charge 0.90% Class B    $ 148.60              --                 --            --        22.41%
         All contract charges                           --             560           $ 86,902          1.66%          --
  2005   Lowest contract charge 0.00% Class B     $ 124.06              --                 --            --        15.29%
         Highest contract charge 0.90% Class B    $ 121.39              --                 --            --        14.26%
         All contract charges                           --             540           $ 68,275          1.74%          --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A     $ 187.20              --                 --            --        36.02%
         Highest contract charge 0.90% Class A    $ 166.93              --                 --            --        34.79%
         All contract charges                           --             664           $117,397          0.13%          --
  2008   Lowest contract charge 0.00% Class A     $ 137.63              --                 --            --       (44.52)%
         Highest contract charge 0.90% Class A    $ 123.85              --                 --            --       (45.02)%
         All contract charges                           --             719           $ 93,895          0.01%          --
  2007   Lowest contract charge 0.00% Class A     $ 248.07              --                 --            --        16.99%
         Highest contract charge 0.90% Class A    $ 225.25              --                 --            --        15.92%
         All contract charges                           --             776           $183,518            --           --
  2006   Lowest contract charge 0.00% Class A     $ 212.05              --                 --            --         9.27%
         Highest contract charge 0.90% Class A    $ 194.31              --                 --            --         8.28%
         All contract charges                           --             842           $170,884            --           --
  2005   Lowest contract charge 0.00% Class A     $ 194.07              --                 --            --        11.78%
         Highest contract charge 0.90% Class A    $ 179.44              --                 --            --        10.78%
         All contract charges                           --             879           $163,607            --           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $ 154.43              --                 --            --        35.68%
         Highest contract charge 0.90% Class B    $ 124.79              --                 --            --        34.46%
         All contract charges                           --             339           $ 44,293          0.13%          --
  2008   Lowest contract charge 0.00% Class B     $ 113.82              --                 --            --       (44.66)%
         Highest contract charge 0.90% Class B    $  92.81              --                 --            --       (45.16)%
         All contract charges                           --             371           $ 35,774          0.01%          --
  2007   Lowest contract charge 0.00% Class B     $ 205.66              --                 --            --        16.69%
         Highest contract charge 0.90% Class B    $ 169.23              --                 --            --        15.63%
         All contract charges                           --             384           $ 67,100            --           --
  2006   Lowest contract charge 0.00% Class B     $ 176.25              --                 --            --         9.00%
         Highest contract charge 0.90% Class B    $ 146.35              --                 --            --         8.02%
         All contract charges                           --             407           $ 61,163            --           --
  2005   Lowest contract charge 0.00% Class B     $ 161.69              --                 --            --        11.51%
         Highest contract charge 0.90% Class B    $ 135.48              --                 --            --        10.51%
         All contract charges                           --             419           $ 58,017            --           --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 174.33              --                 --            --        30.60%
         Highest contract charge 0.60% Class A    $ 167.91              --                 --            --        29.82%
         All contract charges                           --             137           $ 23,060          2.76%          --
  2008   Lowest contract charge 0.00% Class A     $ 133.48              --                 --            --       (36.40)%
         Highest contract charge 0.60% Class A    $ 129.34              --                 --            --       (36.78)%
         All contract charges                           --             118           $ 15,312          1.72%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/BlackRock Basic Value Equity (Continued)
-------------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 209.86             --                 --            --         1.43%
         Highest contract charge 0.60% Class A     $ 204.58             --                 --            --         0.82%
         All contract charges                            --             92           $ 18,777          1.08%          --
  2006   Lowest contract charge 0.00% Class A      $ 206.90             --                 --            --        21.21%
         Highest contract charge 0.60% Class A     $ 202.91             --                 --            --        20.49%
         All contract charges                            --             81           $ 16,311          2.90%          --
  2005   Lowest contract charge 0.00% Class A      $ 170.69             --                 --            --         3.21%
         Highest contract charge 0.60% Class A     $ 168.41             --                 --            --         2.59%
         All contract charges                            --             67           $ 11,074          1.38%          --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 230.61             --                 --            --        30.28%
         Highest contract charge 0.90% Class B     $ 205.66             --                 --            --        29.11%
         All contract charges                            --            658           $139,175          2.76%          --
  2008   Lowest contract charge 0.00% Class B      $ 177.01             --                 --            --       (36.56)%
         Highest contract charge 0.90% Class B     $ 159.29             --                 --            --       (37.13)%
         All contract charges                            --            668           $108,533          1.72%          --
  2007   Lowest contract charge 0.00% Class B      $ 279.01             --                 --            --         1.18%
         Highest contract charge 0.90% Class B     $ 253.37             --                 --            --         0.27%
         All contract charges                            --            716           $183,917          1.08%          --
  2006   Lowest contract charge 0.00% Class B      $ 275.76             --                 --            --        20.91%
         Highest contract charge 0.90% Class B     $ 252.70             --                 --            --        19.83%
         All contract charges                            --            768           $196,776          2.90%          --
  2005   Lowest contract charge 0.00% Class B      $ 228.07             --                 --            --         2.95%
         Highest contract charge 0.90% Class B     $ 210.89             --                 --            --         2.03%
         All contract charges                            --            827           $176,643          1.38%          --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 190.88             --                 --            --        30.59%
         Highest contract charge 0.60% Class A     $ 141.34             --                 --            --        29.80%
         All contract charges                            --            116           $ 21,409          2.15%          --
  2008   Lowest contract charge 0.00% Class A      $ 146.17             --                 --            --       (42.86)%
         Highest contract charge 0.60% Class A     $ 108.89             --                 --            --       (43.19)%
         All contract charges                            --            116           $ 16,541          2.19%          --
  2007   Lowest contract charge 0.00% Class A      $ 255.79             --                 --            --        10.47%
         Highest contract charge 0.60% Class A     $ 191.69             --                 --            --         9.80%
         All contract charges                            --            111           $ 27,712          1.92%          --
  2006   Lowest contract charge 0.00% Class A      $ 231.55             --                 --            --        25.98%
         Highest contract charge 0.60% Class A     $ 174.58             --                 --            --        25.23%
         All contract charges                            --             94           $ 21,155          3.57%          --
  2005   Lowest contract charge 0.00% Class A      $ 183.79             --                 --            --        11.12%
         Highest contract charge 0.60% Class A     $ 139.41             --                 --            --        10.45%
         All contract charges                            --             69           $ 12,366          1.38%          --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 140.29             --                 --            --        30.25%
         Highest contract charge 0.90% Class B     $ 140.20             --                 --            --        29.08%
         All contract charges                            --            806           $115,534          2.15%          --
  2008   Lowest contract charge 0.00% Class B      $ 107.71             --                 --            --       (42.99)%
         Highest contract charge 0.90% Class B     $ 108.61             --                 --            --       (43.51)%
         All contract charges                            --            841           $ 93,084          2.19%          --
  2007   Lowest contract charge 0.00% Class B      $ 188.94             --                 --            --        10.19%
         Highest contract charge 0.90% Class B     $ 192.27             --                 --            --         9.19%
         All contract charges                            --            950           $185,432          1.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 171.47             --                 --            --        25.68%
         Highest contract charge 0.90% Class B         $ 176.08             --                 --            --        24.56%
         All contract charges                                --            978           $174,081          3.57%          --
  2005   Lowest contract charge 0.00% Class B          $ 136.43             --                 --            --        10.84%
         Highest contract charge 0.90% Class B         $ 141.37             --                 --            --         9.84%
         All contract charges                                --            957           $136,185          1.80%          --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)      $  74.69             --                 --            --        11.83%
         Highest contract charge 0.90% Class A (c)     $  72.89             --                 --            --        10.83%
         All contract charges                                --             57           $  4,166          2.64%          --
  2008   Lowest contract charge 0.00% Class A (c)      $  66.79             --                 --            --       (32.12)%
         Highest contract charge 0.90% Class A (c)     $  65.77             --                 --            --       (32.74)%
         All contract charges                                --             48           $  3,153          3.06%          --
  2007   Lowest contract charge 0.00% Class A (c)      $  98.40             --                 --            --        (1.60)%
         Highest contract charge 0.90% Class A (c)     $  97.78             --                 --            --        (2.22)%
         All contract charges                                --             17           $  1,714          2.69%
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 103.43             --                 --            --        11.55%
         Highest contract charge 0.90% Class B (c)     $  72.39             --                 --            --        10.54%
         All contract charges                                --             61           $  5,880          2.64%          --
  2008   Lowest contract charge 0.00% Class B          $  92.72             --                 --            --       (32.30)%
         Highest contract charge 0.90% Class B (c)     $  65.49             --                 --            --       (32.91)%
         All contract charges                                --             58           $  4,949          3.06%          --
  2007   Lowest contract charge 0.00% Class B          $ 136.96             --                 --            --         3.70%
         Highest contract charge 0.90% Class B (c)     $  97.61             --                 --            --        (2.39)%
         All contract charges                                --             34           $  4,423          2.69%          --
  2006   Lowest contract charge 0.00% Class B          $ 132.07             --                 --            --        15.96%
         Highest contract charge 0.00% Class B         $ 132.07             --                 --            --        15.96%
         All contract charges                                --             25           $  3,237          2.75%          --
  2005   Lowest contract charge 0.00% Class B          $ 113.89             --                 --            --         6.15%
         Highest contract charge 0.00% Class B         $ 113.89             --                 --            --         6.15%
         All contract charges                                --             11           $  1,282          2.59%          --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A          $ 127.56             --                 --            --        31.21%
         Highest contract charge 0.00% Class A         $ 127.56             --                 --            --        31.21%
         All contract charges                                --             --           $     41          0.30%          --
  2008   Lowest contract charge 0.00% Class A          $  97.22             --                 --            --       (45.08)%
         Highest contract charge 0.00% Class A         $  97.22             --                 --            --       (45.08)%
         All contract charges                                --             --           $     24          0.33%          --
  2007   Lowest contract charge 0.00% Class A          $ 177.03             --                 --            --        12.41%
         Highest contract charge 0.00% Class A         $ 177.03             --                 --            --        12.41%
         All contract charges                                --             --           $     12          0.40%          --
  2006   Lowest contract charge 0.00% Class A          $ 157.48             --                 --            --         5.45%
         Highest contract charge 0.00% Class A         $ 157.48             --                 --            --         5.45%
         All contract charges                                --             --                 --            --           --
  2005   Lowest contract charge 0.00% Class A          $ 149.34             --                 --            --         9.00%
         Highest contract charge 0.00% Class A         $ 149.34             --                 --            --         9.00%
         All contract charges                                --             --                 --            --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  80.31             --                 --             --        30.89%
         Highest contract charge 0.90% Class B    $  73.12             --                 --             --        29.71%
         All contract charges                           --              6             $  492           0.30%          --
  2008   Lowest contract charge 0.00% Class B     $  61.36             --                 --             --       (45.22)%
         Highest contract charge 0.90% Class B    $  56.37             --                 --             --       (45.71)%
         All contract charges                           --              7             $  401           0.33%          --
  2007   Lowest contract charge 0.00% Class B     $ 112.02             --                 --             --        12.13%
         Highest contract charge 0.90% Class B    $ 103.84             --                 --             --        11.12%
         All contract charges                           --              7             $  747           0.40%          --
  2006   Lowest contract charge 0.00% Class B     $  99.90             --                 --             --         5.23%
         Highest contract charge 0.90% Class B    $  93.45             --                 --             --         4.28%
         All contract charges                           --              2             $  233             --           --
  2005   Lowest contract charge 0.00% Class B     $  94.93             --                 --             --         8.74%
         Highest contract charge 0.90% Class B    $  89.61             --                 --             --         7.76%
         All contract charges                           --              1             $  129             --           --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% *
  2009   Lowest contract charge 0.00% Class A     $ 129.23             --                 --             --        33.78%
         Highest contract charge 0.00% Class A    $ 129.23             --                 --             --        33.78%
         All contract charges                           --              3             $  363           0.37%          --
  2008   Lowest contract charge 0.00% Class A     $  96.60             --                 --             --       (40.25)%
         Highest contract charge 0.00% Class A    $  96.60             --                 --             --       (40.25)%
         All contract charges                           --              3             $  299           0.18%          --
  2007   Lowest contract charge 0.00% Class A     $ 161.68             --                 --             --         5.78%
         Highest contract charge 0.00% Class A    $ 161.68             --                 --             --         5.78%
         All contract charges                           --              3             $  444             --           --
  2006   Lowest contract charge 0.00% Class A     $ 152.85             --                 --             --         7.67%
         Highest contract charge 0.00% Class A    $ 152.85             --                 --             --         7.67%
         All contract charges                           --             --             $   64           0.22%          --
  2005   Lowest contract charge 0.00% Class A     $ 141.97             --                 --             --         5.37%
         Highest contract charge 0.00% Class A    $ 141.97             --                 --             --         5.37%
         All contract charges                           --             --             $   62           0.20%          --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  69.81             --                 --             --        33.45%
         Highest contract charge 0.90% Class B    $  72.89             --                 --             --        32.24%
         All contract charges                           --             70             $5,162           0.37%          --
  2008   Lowest contract charge 0.00% Class B     $  52.31             --                 --             --       (40.41)%
         Highest contract charge 0.90% Class B    $  55.12             --                 --             --       (40.95)%
         All contract charges                           --             65             $3,620           0.18%          --
  2007   Lowest contract charge 0.00% Class B     $  87.78             --                 --             --         5.48%
         Highest contract charge 0.90% Class B    $  93.34             --                 --             --         4.52%
         All contract charges                           --             77             $7,226             --           --
  2006   Lowest contract charge 0.00% Class B     $  83.22             --                 --             --         7.40%
         Highest contract charge 0.90% Class B    $  89.30             --                 --             --         6.44%
         All contract charges                           --             47             $4,247           0.22%          --
  2005   Lowest contract charge 0.00% Class B     $  77.49             --                 --             --         5.11%
         Highest contract charge 0.90% Class B    $  83.90             --                 --             --         4.16%
         All contract charges                           --             26             $2,195           0.20%          --
EQ/Capital Guardian Research(f)
-------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 154.58             --                 --             --        31.78%
         Highest contract charge 0.60% Class A    $ 101.67             --                 --             --        30.99%
         All contract charges                           --             64             $9,138           1.18%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Capital Guardian Research (f) (Continued)
--------------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 117.30              --                 --           --       (39.51)%
         Highest contract charge 0.60% Class A     $  77.62              --                 --           --       (39.87)%
         All contract charges                            --              64         $    6,892         0.93%          --
  2007   Lowest contract charge 0.00% Class A      $ 193.92              --                 --           --         1.90%
         Highest contract charge 0.60% Class A     $ 129.09              --                 --           --         1.28%
         All contract charges                            --              65         $   11,625         1.25%          --
  2006   Lowest contract charge 0.00% Class A      $ 190.31              --                 --           --        12.33%
         Highest contract charge 0.60% Class A     $ 127.46              --                 --           --        11.66%
         All contract charges                            --               5         $      729         0.57%          --
  2005   Lowest contract charge 0.00% Class A      $ 169.42              --                 --           --         6.32%
         Highest contract charge 0.60% Class A     $ 114.15              --                 --           --         5.69%
         All contract charges                            --               5         $      549         0.56%          --
EQ/Capital Guardian Research (f)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 118.02              --                 --           --        31.46%
         Highest contract charge 0.90% Class B     $ 107.49              --                 --           --        30.28%
         All contract charges                            --             739         $   82,540         1.18%          --
  2008   Lowest contract charge 0.00% Class B      $  89.78              --                 --           --       (39.66)%
         Highest contract charge 0.90% Class B     $  82.51              --                 --           --       (40.21)%
         All contract charges                            --             839         $   71,731         0.93%          --
  2007   Lowest contract charge 0.00% Class B      $ 148.80              --                 --           --         1.66%
         Highest contract charge 0.90% Class B     $ 137.99              --                 --           --         0.73%
         All contract charges                            --             991         $  141,208         1.25%          --
  2006   Lowest contract charge 0.00% Class B      $ 146.37              --                 --           --        12.06%
         Highest contract charge 0.90% Class B     $ 136.99              --                 --           --        11.05%
         All contract charges                            --             631         $   88,935         0.57%          --
  2005   Lowest contract charge 0.00% Class B      $ 130.63              --                 --           --         6.06%
         Highest contract charge 0.90% Class B     $ 123.36              --                 --           --         5.10%
         All contract charges                            --             667         $   84,346         0.56%          --
EQ/Common Stock Index
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 266.33              --                 --           --        28.65%
         Highest contract charge 0.90% Class A     $ 291.37              --                 --           --        27.49%
         All contract charges                            --           2,319         $1,221,065         1.98%          --
  2008   Lowest contract charge 0.00% Class A      $ 207.02              --                 --           --       (43.66)%
         Highest contract charge 0.90% Class A     $ 228.54              --                 --           --       (44.16)%
         All contract charges                            --           2,570         $1,063,965         1.76%          --
  2007   Lowest contract charge 0.00% Class A      $ 367.42              --                 --           --         3.74%
         Highest contract charge 0.90% Class A     $ 409.31              --                 --           --         2.80%
         All contract charges                            --           2,851         $2,121,464         1.21%          --
  2006   Lowest contract charge 0.00% Class A      $ 354.17              --                 --           --        10.96%
         Highest contract charge 0.90% Class A     $ 398.15              --                 --           --         9.97%
         All contract charges                            --           3,107         $2,255,277         1.42%          --
  2005   Lowest contract charge 0.00% Class A      $ 319.17              --                 --           --         4.56%
         Highest contract charge 0.90% Class A     $ 362.05              --                 --           --         3.62%
         All contract charges                            --           3,328         $2,221,730         1.05%          --
EQ/Common Stock Index
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $  83.59              --                 --           --        28.32%
         Highest contract charge 0.90% Class B     $  91.28              --                 --           --        27.17%
         All contract charges                            --           1,434         $  134,673         1.98%          --
  2008   Lowest contract charge 0.00% Class B      $  65.14              --                 --           --       (43.79)%
         Highest contract charge 0.90% Class B     $  71.78              --                 --           --       (44.30)%
         All contract charges                            --           1,545         $  114,072         1.76%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 ----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- ------------
EQ/Common Stock Index (Continued)
---------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 115.89              --                --            --         3.48%
         Highest contract charge 0.90% Class B     $ 128.87              --                --            --         2.54%
         All contract charges                            --           1,632          $215,773          1.21%          --
  2006   Lowest contract charge 0.00% Class B      $ 111.99              --                --            --        10.69%
         Highest contract charge 0.90% Class B     $ 125.68              --                --            --         9.70%
         All contract charges                            --           1,728          $222,898          1.42%          --
  2005   Lowest contract charge 0.00% Class B      $ 101.18              --                --            --         4.30%
         Highest contract charge 0.90% Class B     $ 114.57              --                --            --         3.36%
         All contract charges                            --           1,773          $207,802          1.05%          --
EQ/Core Bond Index (k)
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 114.76              --                --            --         2.93%
         Highest contract charge 0.90% Class A     $ 111.50              --                --            --         1.85%
         All contract charges                            --             277          $ 34,011          2.63%          --
  2008   Lowest contract charge 0.00% Class A      $ 111.49              --                --            --        (8.70)%
         Highest contract charge 0.60% Class A     $ 114.58              --                --            --        (9.24)%
         All contract charges                            --             177          $ 19,837          4.36%          --
  2007   Lowest contract charge 0.00% Class A      $ 122.11              --                --            --         3.35%
         Highest contract charge 0.60% Class A     $ 126.25              --                --            --         2.73%
         All contract charges                            --             183          $ 22,459          4.85%          --
  2006   Lowest contract charge 0.00% Class A      $ 118.15              --                --            --         4.31%
         Highest contract charge 0.60% Class A     $ 122.90              --                --            --         3.68%
         All contract charges                            --             144          $ 17,085          5.07%          --
  2005   Lowest contract charge 0.00% Class A      $ 113.28              --                --            --         2.47%
         Highest contract charge 0.60% Class A     $ 118.54              --                --            --         1.86%
         All contract charges                            --              99          $ 11,243          4.69%          --
EQ/Core Bond Index (k)
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 119.83              --                --            --         2.69%
         Highest contract charge 0.90% Class B     $ 135.26              --                --            --         1.76%
         All contract charges                            --             148          $ 19,669          2.63%          --
  2008   Lowest contract charge 0.00% Class B      $ 116.70              --                --            --        (8.93)%
         Highest contract charge 0.90% Class B     $ 132.92              --                --            --        (9.76)%
         All contract charges                            --             231          $ 30,469          4.36%          --
  2007   Lowest contract charge 0.00% Class B      $ 128.15              --                --            --         3.11%
         Highest contract charge 0.90% Class B     $ 147.29              --                --            --         2.17%
         All contract charges                            --             266            39,114          4.85%          --
  2006   Lowest contract charge 0.00% Class B      $ 124.29              --                --            --         4.06%
         Highest contract charge 0.90% Class B     $ 144.16              --                --            --         3.13%
         All contract charges                            --             225          $ 32,545          5.07%          --
  2005   Lowest contract charge 0.00% Class B      $ 119.44              --                --            --         2.22%
         Highest contract charge 0.90% Class B     $ 139.79              --                --            --         1.30%
         All contract charges                            --             162          $ 22,802          4.69%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 301.80              --                --            --        26.18%
         Highest contract charge 0.90% Class A     $ 264.28              --                --            --        25.04%
         All contract charges                            --           1,537          $434,234          2.17%          --
  2008   Lowest contract charge 0.00% Class A      $ 239.18              --                --            --       (37.17)%
         Highest contract charge 0.90% Class A     $ 211.35              --                --            --       (37.73)%
         All contract charges                            --           1,683          $378,210          1.89%          --
  2007   Lowest contract charge 0.00% Class A      $ 380.65              --                --            --         5.22%
         Highest contract charge 0.90% Class A     $ 339.42              --                --            --         4.27%
         All contract charges                            --           1,757          $629,598          1.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2006   Lowest contract charge 0.00% Class A      $ 361.77              --                --            --        15.38%
         Highest contract charge 0.90% Class A     $ 325.53              --                --            --        14.34%
         All contract charges                            --           1,865          $637,198          1.75%          --
  2005   Lowest contract charge 0.00% Class A      $ 313.55              --                --            --         4.66%
         Highest contract charge 0.90% Class A     $ 284.70              --                --            --         3.72%
         All contract charges                            --           2,049          $608,947          1.54%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $  91.81              --                --            --        25.87%
         Highest contract charge 0.90% Class B     $  98.92              --                --            --        24.73%
         All contract charges                            --           1,049          $ 93,840          2.17%          --
  2008   Lowest contract charge 0.00% Class B      $  72.94              --                --            --       (37.33)%
         Highest contract charge 0.90% Class B     $  79.31              --                --            --       (37.88)%
         All contract charges                            --           1,013          $ 72,180          1.89%          --
  2007   Lowest contract charge 0.00% Class B      $ 116.38              --                --            --         4.95%
         Highest contract charge 0.90% Class B     $ 127.68              --                --            --         4.00%
         All contract charges                            --           1,054          $119,906          1.54%          --
  2006   Lowest contract charge 0.00% Class B      $ 110.89              --                --            --        15.09%
         Highest contract charge 0.90% Class B     $ 122.77              --                --            --        14.06%
         All contract charges                            --           1,078          $118,004          1.75%          --
  2005   Lowest contract charge 0.00% Class B      $  96.35              --                --            --         4.40%
         Highest contract charge 0.90% Class B     $ 107.63              --                --            --         3.47%
         All contract charges                            --           1,095          $104,727          1.54%          --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 150.08              --                --            --        27.85%
         Highest contract charge 0.60% Class A     $ 144.56              --                --            --        27.08%
         All contract charges                            --             227          $ 33,783          0.92%          --
  2008   Lowest contract charge 0.00% Class A      $ 117.39              --                --            --       (40.15)%
         Highest contract charge 0.60% Class A     $ 113.75              --                --            --       (40.51)%
         All contract charges                            --             232          $ 26,902          1.01%          --
  2007   Lowest contract charge 0.00% Class A      $ 196.14              --                --            --        14.33%
         Highest contract charge 0.60% Class A     $ 191.21              --                --            --        13.64%
         All contract charges                            --             198          $ 38,456          0.24%          --
  2006   Lowest contract charge 0.00% Class A      $ 171.56              --                --            --         9.59%
         Highest contract charge 0.60% Class A     $ 168.26              --                --            --         8.94%
         All contract charges                            --             166          $ 28,114          0.79%          --
  2005   Lowest contract charge 0.00% Class A      $ 156.54              --                --            --        10.98%
         Highest contract charge 0.60% Class A     $ 154.45              --                --            --        10.31%
         All contract charges                            --             112          $ 17,408          0.02%          --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 143.43              --                --            --        27.81%
         Highest contract charge 0.90% Class B     $ 133.13              --                --            --        26.66%
         All contract charges                            --             686          $ 94,638          0.92%          --
  2008   Lowest contract charge 0.00% Class B      $ 112.22              --                --            --       (40.29)%
         Highest contract charge 0.90% Class B     $ 105.11              --                --            --       (40.83)%
         All contract charges                            --             803          $ 86,963          1.01%          --
  2007   Lowest contract charge 0.00% Class B      $ 187.95              --                --            --        14.05%
         Highest contract charge 0.90% Class B     $ 177.63              --                --            --        13.01%
         All contract charges                            --             778          $141,730          0.24%          --
  2006   Lowest contract charge 0.00% Class B      $ 164.80              --                --            --         9.32%
         Highest contract charge 0.90% Class B     $ 157.18              --                --            --         8.34%
         All contract charges                            --             777          $124,514          0.79%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2005   Lowest contract charge 0.00% Class B          $ 150.75             --                 --            --        10.70%
         Highest contract charge 0.90% Class B         $ 145.08             --                 --            --         9.71%
         All contract charges                                --            684           $100,695          0.02%          --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A          $ 190.92             --                 --            --        40.65%
         Highest contract charge 0.00% Class A         $ 190.92             --                 --            --        40.65%
         All contract charges                                --             12           $  2,157          0.23%          --
  2008   Lowest contract charge 0.00% Class A          $ 135.74             --                 --            --       (27.42)%
         Highest contract charge 0.00% Class A         $ 135.74             --                 --            --       (27.42)%
         All contract charges                                --              4           $    380          0.61%          --
  2007   Lowest contract charge 0.00% Class A          $ 187.02             --                 --            --        11.61%
         Highest contract charge 0.00% Class A         $ 187.02             --                 --            --        11.61%
         All contract charges                                --              3           $    432            --           --
  2006   Lowest contract charge 0.00% Class A          $ 167.56             --                 --            --         6.13%
         Highest contract charge 0.00% Class A         $ 167.56             --                 --            --         6.13%
         All contract charges                                --              1           $     82          2.06%          --
  2005   Lowest contract charge 0.00% Class A          $ 157.88             --                 --            --         4.22%
         Highest contract charge 0.00% Class A         $ 157.88             --                 --            --         4.22%
         All contract charges                                --              1           $    108          0.04%          --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 109.78             --                 --            --        40.29%
         Highest contract charge 0.90% Class B         $  99.98             --                 --            --        39.04%
         All contract charges                                --            235           $ 24,042          0.23%          --
  2008   Lowest contract charge 0.00% Class B          $  78.25             --                 --            --       (27.60)%
         Highest contract charge 0.90% Class B         $  71.91             --                 --            --       (28.26)%
         All contract charges                                --            129           $  9,449          0.61%          --
  2007   Lowest contract charge 0.00% Class B          $ 108.08             --                 --            --        11.33%
         Highest contract charge 0.90% Class B         $ 100.23             --                 --            --        10.32%
         All contract charges                                --            129           $ 13,009            --           --
  2006   Lowest contract charge 0.00% Class B          $  97.08             --                 --            --         5.87%
         Highest contract charge 0.90% Class B         $  90.85             --                 --            --         4.92%
         All contract charges                                --             93           $  8,539          2.06%          --
  2005   Lowest contract charge 0.00% Class B          $  91.70             --                 --            --         3.96%
         Highest contract charge 0.90% Class B         $  86.59             --                 --            --         3.03%
         All contract charges                                --            110           $  9,551          0.04%          --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)      $ 123.62             --                 --            --        16.63%
         Highest contract charge 0.90% Class B (c)     $  96.72             --                 --            --        15.57%
         All contract charges                                --             64           $  6,599            --           --
  2008   Lowest contract charge 0.00% Class B (a)      $ 105.99             --                 --            --       (13.83)%
         Highest contract charge 0.90% Class B (c)     $  83.69             --                 --            --       (14.59)%
         All contract charges                                --             45           $  3,909          0.62%          --
  2007   Lowest contract charge 0.00% Class B (a)      $ 123.00             --                 --            --         3.43%
         Highest contract charge 0.90% Class B (c)     $  97.99             --                 --            --        (2.01)%
         All contract charges                                --             24           $  2,454          1.65%          --
  2006   Lowest contract charge 0.00% Class B (a)      $ 118.92             --                 --            --        12.21%
         Highest contract charge 0.00% Class B (a)     $ 118.92             --                 --            --        12.21%
         All contract charges                                --              1           $     96          9.35%          --
  2005   Lowest contract charge 0.00% Class B (a)      $ 105.99             --                 --            --         5.99%
         Highest contract charge 0.00% Class B (a)     $ 105.99             --                 --            --         5.99%
         All contract charges                                --             --           $      3          1.39%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 150.93             --                 --            --        41.45%
         Highest contract charge 0.90% Class B (c)    $  96.20             --                 --            --        40.18%
         All contract charges                               --            446            $51,042          0.49%          --
  2008   Lowest contract charge 0.00% Class B         $ 106.70             --                 --            --       (30.66)%
         Highest contract charge 0.90% Class B (c)    $  68.63             --                 --            --       (31.28)%
         All contract charges                               --            319            $26,043          0.74%          --
  2007   Lowest contract charge 0.00% Class B         $ 153.87             --                 --            --         9.30%
         Highest contract charge 0.90% Class B (c)    $  99.87             --                 --            --        (0.13)%
         All contract charges                               --            168            $20,185          0.78%          --
  2006   Lowest contract charge 0.00% Class B         $ 140.78             --                 --            --        18.83%
         Highest contract charge 0.00% Class B        $ 140.78             --                 --            --        18.83%
         All contract charges                               --             30            $ 4,235          1.68%          --
  2005   Lowest contract charge 0.00% Class B         $ 118.47             --                 --            --         4.32%
         Highest contract charge 0.00% Class B        $ 118.47             --                 --            --         4.32%
         All contract charges                               --             15            $ 1,759          1.20%          --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (m)     $ 125.42             --                 --            --         2.29%
         Highest contract charge 0.90% Class A (c)    $ 114.62             --                 --            --         1.36%
         All contract charges                               --            201            $24,221          0.80%          --
  2008   Lowest contract charge 0.00% Class A (m)     $ 122.61             --                 --            --         6.75%
         Highest contract charge 0.90% Class A (c)    $ 113.08             --                 --            --         5.79%
         All contract charges                               --            196            $23,223         20.80%          --
  2007   Lowest contract charge 0.00% Class A (m)     $ 114.86             --                 --            --         9.59%
         Highest contract charge 0.90% Class A (c)    $ 106.89             --                 --            --         6.89%
         All contract charges                               --             50            $ 5,603          7.15%          --
  2006   Lowest contract charge 0.00% Class A (m)     $ 104.81             --                 --            --         4.81%
         Highest contract charge 0.00% Class A (m)    $ 104.81             --                 --            --         4.81%
         All contract charges                               --              2            $   209          0.59%          --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (b)     $ 120.05             --                 --            --         1.96%
         Highest contract charge 0.90% Class B (c)    $ 113.78             --                 --            --         1.05%
         All contract charges                               --             68            $ 7,911          0.80%          --
  2008   Lowest contract charge 0.00% Class B (b)     $ 117.74             --                 --            --         6.48%
         Highest contract charge 0.90% Class B (c)    $ 112.59             --                 --            --         5.52%
         All contract charges                               --             56            $ 6,292         20.80%          --
  2007   Lowest contract charge 0.00% Class B (b)     $ 110.57             --                 --            --         9.31%
         Highest contract charge 0.90% Class B (c)    $ 106.70             --                 --            --         6.70%
         All contract charges                               --              8            $   832          7.15%          --
  2006   Lowest contract charge 0.00% Class B (b)     $ 101.15             --                 --            --         3.42%
         Highest contract charge 0.00% Class B (b)    $ 101.15             --                 --            --         3.42%
         All contract charges                               --              1            $    61            --           --
  2005   Lowest contract charge 0.00% Class B (b)     $  97.81             --                 --            --        (2.19)%
         Highest contract charge 0.00% Class B (b)    $  97.81             --                 --            --        (2.19)%
         All contract charges                               --             --            $    12            --           --
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A         $ 361.16             --                 --            --        50.32%
         Highest contract charge 0.00% Class A        $ 361.16             --                 --            --        50.32%
         All contract charges                               --            102            $34,388          1.35%          --
  2008   Lowest contract charge 0.00% Class A         $ 240.26             --                 --            --       (57.25)%
         Highest contract charge 0.00% Class A        $ 240.26             --                 --            --       (57.25)%
         All contract charges                               --             94            $21,131          0.16%          --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Global Multi-Sector Equity (Continued)
-----------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 562.02              --                --            --        42.38%
         Highest contract charge 0.00% Class A     $ 562.02              --                --            --        42.38%
         All contract charges                            --              86          $ 45,275            --           --
  2006   Lowest contract charge 0.00% Class A      $ 394.74              --                --            --        37.41%
         Highest contract charge 0.00% Class A     $ 394.74              --                --            --        37.41%
         All contract charges                            --              71          $ 26,199          0.44%          --
  2005   Lowest contract charge 0.00% Class A      $ 287.26              --                --            --        33.11%
         Highest contract charge 0.00% Class A     $ 287.26              --                --            --        33.11%
         All contract charges                            --              46          $ 12,583          0.61%          --
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 194.58              --                --            --        50.06%
         Highest contract charge 0.90% Class B     $ 174.00              --                --            --        48.72%
         All contract charges                            --           1,092          $202,525          1.35%          --
  2008   Lowest contract charge 0.00% Class B      $ 129.67              --                --            --       (57.35)%
         Highest contract charge 0.90% Class B     $ 117.00              --                --            --       (57.74)%
         All contract charges                            --           1,094          $135,457          0.16%          --
  2007   Lowest contract charge 0.00% Class B      $ 304.02              --                --            --        42.02%
         Highest contract charge 0.90% Class B     $ 276.83              --                --            --        40.74%
         All contract charges                            --           1,247          $363,699            --           --
  2006   Lowest contract charge 0.00% Class B      $ 214.07              --                --            --        37.05%
         Highest contract charge 0.90% Class B     $ 196.70              --                --            --        35.82%
         All contract charges                            --           1,220          $251,522          0.44%          --
  2005   Lowest contract charge 0.00% Class B      $ 156.20              --                --            --        32.78%
         Highest contract charge 0.90% Class B     $ 144.82              --                --            --        31.59%
         All contract charges                            --           1,141          $172,874          0.61%          --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 209.40              --                --            --        (2.03)%
         Highest contract charge 0.90% Class A     $ 190.91              --                --            --        (2.91)%
         All contract charges                            --             410          $ 89,577          1.14%          --
  2008   Lowest contract charge 0.00% Class A      $ 213.74              --                --            --         3.85%
         Highest contract charge 0.90% Class A     $ 196.64              --                --            --         2.92%
         All contract charges                            --             514          $115,434          3.43%          --
  2007   Lowest contract charge 0.00% Class A      $ 205.81              --                --            --         7.13%
         Highest contract charge 0.90% Class A     $ 191.07              --                --            --         6.17%
         All contract charges                            --             514          $111,848          4.67%          --
  2006   Lowest contract charge 0.00% Class A      $ 192.11              --                --            --         3.39%
         Highest contract charge 0.90% Class A     $ 179.97              --                --            --         2.46%
         All contract charges                            --             519          $106,196          4.12%          --
  2005   Lowest contract charge 0.00% Class A      $ 185.82              --                --            --         1.49%
         Highest contract charge 0.90% Class A     $ 175.66              --                --            --         0.58%
         All contract charges                            --             582          $116,035          3.45%          --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 151.12              --                --            --        (2.27)%
         Highest contract charge 0.90% Class B     $ 140.25              --                --            --        (3.15)%
         All contract charges                            --             170          $ 24,147          1.14%          --
  2008   Lowest contract charge 0.00% Class B      $ 154.63              --                --            --         3.59%
         Highest contract charge 0.90% Class B     $ 144.81              --                --            --         2.66%
         All contract charges                            --             194          $ 28,362          3.43%          --
  2007   Lowest contract charge 0.00% Class B      $ 149.27              --                --            --         6.87%
         Highest contract charge 0.90% Class B     $ 141.06              --                --            --         5.90%
         All contract charges                            --             220          $ 31,242          4.67%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Intermediate Government Bond Index (Continued)
-------------------------------------------------
  2006   Lowest contract charge 0.00% Class B        $ 139.68             --                 --            --         3.12%
         Highest contract charge 0.90% Class B       $ 133.20             --                 --            --         2.20%
         All contract charges                              --            220            $29,485          4.12%          --
  2005   Lowest contract charge 0.00% Class B        $ 135.45             --                 --            --         1.24%
         Highest contract charge 0.90% Class B       $ 130.34             --                 --            --         0.33%
         All contract charges                              --            230            $30,001          3.45%          --
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 196.72             --                 --            --        35.64%
         Highest contract charge 0.60% Class A       $ 147.40             --                 --            --        34.82%
         All contract charges                              --             21            $ 3,994          3.66%          --
  2008   Lowest contract charge 0.00% Class A        $ 145.03             --                 --            --       (44.69)%
         Highest contract charge 0.60% Class A       $ 109.33             --                 --            --       (45.02)%
         All contract charges                              --             10            $ 1,280          1.91%          --
  2007   Lowest contract charge 0.00% Class A        $ 262.21             --                 --            --        15.52%
         Highest contract charge 0.60% Class A       $ 198.86             --                 --            --        14.83%
         All contract charges                              --              3            $   639          0.44%          --
  2006   Lowest contract charge 0.00% Class A        $ 226.98             --                 --            --        19.54%
         Highest contract charge 0.60% Class A       $ 173.18             --                 --            --        18.83%
         All contract charges                              --              2            $   328          1.55%          --
  2005   Lowest contract charge 0.00% Class A        $ 189.87             --                 --            --        17.42%
         Highest contract charge 0.60% Class A       $ 145.75             --                 --            --        16.72%
         All contract charges                              --              3            $   399          1.68%          --
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 128.10             --                 --            --        35.34%
         Highest contract charge 0.90% Class B       $ 116.29             --                 --            --        34.12%
         All contract charges                              --            197            $23,921          3.66%          --
  2008   Lowest contract charge 0.00% Class B        $  94.65             --                 --            --       (44.86)%
         Highest contract charge 0.90% Class B       $  86.71             --                 --            --       (45.35)%
         All contract charges                              --            150            $13,439          1.91%          --
  2007   Lowest contract charge 0.00% Class B        $ 171.65             --                 --            --        15.23%
         Highest contract charge 0.90% Class B       $ 158.67             --                 --            --        14.18%
         All contract charges                              --             98             16,036          0.44%          --
  2006   Lowest contract charge 0.00% Class B        $ 148.97             --                 --            --        19.24%
         Highest contract charge 0.90% Class B       $ 138.96             --                 --            --        18.17%
         All contract charges                              --             88            $12,570          1.55%          --
  2005   Lowest contract charge 0.00% Class B        $ 124.93             --                 --            --        17.12%
         Highest contract charge 0.90% Class B       $ 117.59             --                 --            --        16.07%
         All contract charges                              --             40            $ 4,756          1.68%          --
EQ/International Growth
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $ 138.85             --                 --            --        37.24%
         Highest contract charge 0.90% Class B (c)   $  84.91             --                 --            --        36.00%
         All contract charges                              --            249            $22,625          1.45%          --
  2008   Lowest contract charge 0.00% Class B (a)    $ 101.17             --                 --            --       (40.28)%
         Highest contract charge 0.90% Class B (c)   $  62.43             --                 --            --       (40.81)%
         All contract charges                              --            156            $10,229          1.12%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 169.40             --                 --            --        16.20%
         Highest contract charge 0.90% Class B (c)   $ 105.48             --                 --            --         5.48%
         All contract charges                              --             95            $10,270          1.22%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 145.78             --                 --            --        25.64%
         Highest contract charge 0.00% Class B (a)   $ 145.78             --                 --            --        25.64%
         All contract charges                              --              1            $    79          1.24%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/International Growth (Continued)
-----------------------------------
  2005   Lowest contract charge 0.00% Class B (a)    $ 116.03             --                 --            --        16.03%
         Highest contract charge 0.00% Class B (a)   $ 116.03             --                 --            --        16.03%
         All contract charges                              --             --                 --          0.30%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A        $ 153.64             --                 --            --        32.64%
         Highest contract charge 0.00% Class A       $ 153.64             --                 --            --        32.64%
         All contract charges                              --              7            $   941          1.53%          --
  2008   Lowest contract charge 0.00% Class A        $ 115.83             --                 --            --       (39.62)%
         Highest contract charge 0.00% Class A       $ 115.83             --                 --            --       (39.62)%
         All contract charges                              --              5            $   506          1.78%          --
  2007   Lowest contract charge 0.00% Class A        $ 191.85             --                 --            --        (0.96)%
         Highest contract charge 0.00% Class A       $ 191.85             --                 --            --        (0.96)%
         All contract charges                              --              6            $   923          1.37%          --
  2006   Lowest contract charge 0.00% Class A        $ 193.71             --                 --            --        20.68%
         Highest contract charge 0.00% Class A       $ 193.71             --                 --            --        20.68%
         All contract charges                              --              2            $   361          4.75%          --
  2005   Lowest contract charge 0.00% Class A        $ 160.51             --                 --            --         4.18%
         Highest contract charge 0.00% Class A       $ 160.51             --                 --            --         4.18%
         All contract charges                              --              1            $   214          1.55%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 144.25             --                 --            --        32.31%
         Highest contract charge 0.90% Class B       $ 128.64             --                 --            --        31.11%
         All contract charges                              --            202            $26,895          1.53%          --
  2008   Lowest contract charge 0.00% Class B        $ 109.02             --                 --            --       (39.77)%
         Highest contract charge 0.90% Class B       $  98.11             --                 --            --       (40.32)%
         All contract charges                              --            209            $20,946          1.78%          --
  2007   Lowest contract charge 0.00% Class B        $ 181.02             --                 --            --        (1.21)%
         Highest contract charge 0.90% Class B       $ 164.38             --                 --            --        (2.10)%
         All contract charges                              --            245            $41,272          1.37%          --
  2006   Lowest contract charge 0.00% Class B        $ 183.24             --                 --            --        20.38%
         Highest contract charge 0.90% Class B       $ 167.91             --                 --            --        19.30%
         All contract charges                              --            250            $42,875          4.75%          --
  2005   Lowest contract charge 0.00% Class B        $ 152.22             --                 --            --         3.92%
         Highest contract charge 0.90% Class B       $ 140.75             --                 --            --         2.99%
         All contract charges                              --            236            $33,648          1.55%          --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 142.75             --                 --            --        26.90%
         Highest contract charge 0.60% Class A       $ 103.78             --                 --            --        26.13%
         All contract charges                              --              3            $   405          4.35%          --
  2008   Lowest contract charge 0.00% Class A        $ 112.49             --                 --            --       (37.18)%
         Highest contract charge 0.60% Class A       $  82.28             --                 --            --       (37.56)%
         All contract charges                              --              2            $   228          0.36%          --
  2007   Lowest contract charge 0.00% Class A        $ 179.08             --                 --            --         4.16%
         Highest contract charge 0.60% Class A       $ 131.77             --                 --            --         3.53%
         All contract charges                              --             --            $   164          1.29%          --
  2006   Lowest contract charge 0.00% Class A        $ 171.93             --                 --            --        13.21%
         Highest contract charge 0.60% Class A       $ 127.28             --                 --            --        12.53%
         All contract charges                              --             --            $    73          0.88%          --
  2005   Lowest contract charge 0.00% Class A        $ 151.87             --                 --            --         7.46%
         Highest contract charge 0.60% Class A       $ 113.10             --                 --            --         6.82%
         All contract charges                              --              1            $    75          0.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  92.37               --                --            --        26.52%
         Highest contract charge 0.90% Class B    $  83.94               --                --            --        25.37%
         All contract charges                           --               95          $  8,251          4.35%          --
  2008   Lowest contract charge 0.00% Class B     $  73.01               --                --            --       (37.41)%
         Highest contract charge 0.90% Class B    $  66.96               --                --            --       (37.97)%
         All contract charges                           --              102          $  7,038          0.36%          --
  2007   Lowest contract charge 0.00% Class B     $ 116.64               --                --            --         3.88%
         Highest contract charge 0.90% Class B    $ 107.94               --                --            --         2.95%
         All contract charges                           --              109          $ 12,127          1.29%          --
  2006   Lowest contract charge 0.00% Class B     $ 112.28               --                --            --        12.94%
         Highest contract charge 0.90% Class B    $ 104.85               --                --            --        11.93%
         All contract charges                           --              114          $ 12,320          0.88%          --
  2005   Lowest contract charge 0.00% Class B     $  99.41               --                --            --         7.19%
         Highest contract charge 0.90% Class B    $  93.68               --                --            --         6.23%
         All contract charges                           --              120          $ 11,578          0.53%          --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 154.23               --                --            --        36.70%
         Highest contract charge 0.60% Class A    $ 107.11               --                --            --        35.90%
         All contract charges                           --               54          $  8,163          2.21%          --
  2008   Lowest contract charge 0.00% Class A     $ 112.82               --                --            --       (36.18)%
         Highest contract charge 0.60% Class A    $  78.82               --                --            --       (36.56)%
         All contract charges                           --               50          $  5,531          0.16%          --
  2007   Lowest contract charge 0.00% Class A     $ 176.77               --                --            --        14.27%
         Highest contract charge 0.60% Class A    $ 124.25               --                --            --        13.57%
         All contract charges                           --               43          $  7,435            --           --
  2006   Lowest contract charge 0.00% Class A     $ 154.70               --                --            --        (0.28)%
         Highest contract charge 0.60% Class A    $ 109.40               --                --            --        (0.88)%
         All contract charges                           --               38          $  5,696            --           --
  2005   Lowest contract charge 0.00% Class A     $ 155.14               --                --            --        15.22%
         Highest contract charge 0.60% Class A    $ 110.37               --                --            --        14.53%
         All contract charges                           --               25          $  3,748            --           --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  77.13               --                --            --        36.21%
         Highest contract charge 0.90% Class B    $  70.10               --                --            --        34.98%
         All contract charges                           --            1,268          $ 92,431          2.21%          --
  2008   Lowest contract charge 0.00% Class B     $  56.63               --                --            --       (36.26)%
         Highest contract charge 0.90% Class B    $  51.93               --                --            --       (36.84)%
         All contract charges                           --            1,305          $ 70,031          0.16%          --
  2007   Lowest contract charge 0.00% Class B     $  88.85               --                --            --        13.98%
         Highest contract charge 0.90% Class B    $  82.22               --                --            --        12.94%
         All contract charges                           --            1,309          $110,980            --           --
  2006   Lowest contract charge 0.00% Class B     $  77.95               --                --            --        (0.54)%
         Highest contract charge 0.90% Class B    $  72.80               --                --            --        (1.43)%
         All contract charges                           --            1,349          $100,743            --           --
  2005   Lowest contract charge 0.00% Class B     $  78.38               --                --            --        14.93%
         Highest contract charge 0.90% Class B    $  73.86               --                --            --        13.90%
         All contract charges                           --            1,428          $107,944            --           --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 173.15               --                --            --        33.96%
         Highest contract charge 0.60% Class A    $ 111.56               --                --            --        33.16%
         All contract charges                           --               42          $  6,915          1.30%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2008   Lowest contract charge 0.00% Class A         $ 129.25              --                --            --       (37.26)%
         Highest contract charge 0.60% Class A        $  83.78              --                --            --       (37.64)%
         All contract charges                               --              43          $  5,006          0.12%          --
  2007   Lowest contract charge 0.00% Class A         $ 206.02              --                --            --        15.75%
         Highest contract charge 0.60% Class A        $ 134.35              --                --            --        15.05%
         All contract charges                               --              38          $  7,370          0.37%          --
  2006   Lowest contract charge 0.00% Class A         $ 177.99              --                --            --         8.04%
         Highest contract charge 0.60% Class A        $ 116.78              --                --            --         7.40%
         All contract charges                               --              27          $  4,679            --           --
  2005   Lowest contract charge 0.00% Class A         $ 164.74              --                --            --         9.36%
         Highest contract charge 0.60% Class A        $ 108.73              --                --            --         8.71%
         All contract charges                               --              21          $  3,303            --           --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 165.73              --                --            --        34.86%
         Highest contract charge 0.90% Class B        $ 147.79              --                --            --        33.65%
         All contract charges                               --             827          $124,156          1.30%          --
  2008   Lowest contract charge 0.00% Class B         $ 122.89              --                --            --       (38.23)%
         Highest contract charge 0.90% Class B        $ 110.58              --                --            --       (38.79)%
         All contract charges                               --             907          $101,392          0.12%          --
  2007   Lowest contract charge 0.00% Class B         $ 198.96              --                --            --        15.62%
         Highest contract charge 0.90% Class B        $ 180.67              --                --            --        14.58%
         All contract charges                               --             975          $177,887          0.37%          --
  2006   Lowest contract charge 0.00% Class B         $ 172.08              --                --            --         7.78%
         Highest contract charge 0.90% Class B        $ 157.68              --                --            --         6.81%
         All contract charges                               --           1,019          $161,821            --           --
  2005   Lowest contract charge 0.00% Class B         $ 159.66              --                --            --         9.03%
         Highest contract charge 0.90% Class B        $ 147.63              --                --            --         8.05%
         All contract charges                               --           1,128          $167,214            --           --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  47.81              --                --            --        19.46%
         Highest contract charge 0.90% Class A (c)    $  46.65              --                --            --        18.38%
         All contract charges                               --              36          $  1,683         11.59%          --
  2008   Lowest contract charge 0.00% Class A (c)     $  40.02              --                --            --       (56.60)%
         Highest contract charge 0.90% Class A (c)    $  39.41              --                --            --       (56.99)%
         All contract charges                               --              29          $  1,141          2.15%          --
  2007   Lowest contract charge 0.00% Class A (c)     $  92.22              --                --            --        (7.78)%
         Highest contract charge 0.90% Class A (c)    $  91.63              --                --            --        (8.37)%
         All contract charges                               --              12          $  1,140            --           --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (b)     $  55.34              --                --            --        19.14%
         Highest contract charge 0.90% Class B (c)    $  46.34              --                --            --        18.06%
         All contract charges                               --              28          $  1,434         11.59%          --
  2008   Lowest contract charge 0.00% Class B (b)     $  46.45              --                --            --       (56.70)%
         Highest contract charge 0.90% Class B (c)    $  39.25              --                --            --       (57.09)%
         All contract charges                               --              11          $    506          2.15%          --
  2007   Lowest contract charge 0.00% Class B (b)     $ 107.28              --                --            --        (5.93)%
         Highest contract charge 0.90% Class B (c)    $  91.47              --                --            --        (8.53)%
         All contract charges                               --               6          $    641            --           --
  2006   Lowest contract charge 0.00% Class B (b)     $ 114.04              --                --            --         6.83%
         Highest contract charge 0.00% Class B (b)    $ 114.04              --                --            --         6.83%
         All contract charges                               --               3          $    286          0.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Value Index (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.00% Class B (b)    $ 106.74              --                --            --         6.74%
         Highest contract charge 0.00% Class B (b)   $ 106.74              --                --            --         6.74%
         All contract charges                              --              --          $     16            --           --
EQ/Large Cap Value PLUS (i) (l)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A        $ 136.81              --                --            --        20.61%
         Highest contract charge 0.90% Class A       $ 108.62              --                --            --        19.53%
         All contract charges                              --           2,598          $293,883          2.35%          --
  2008   Lowest contract charge 0.00% Class A        $ 113.43              --                --            --       (43.00)%
         Highest contract charge 0.90% Class A       $  90.87              --                --            --       (43.52)%
         All contract charges                              --           3,016          $282,961          3.01%          --
  2007   Lowest contract charge 0.00% Class A        $ 199.01              --                --            --        (2.94)%
         Highest contract charge 0.90% Class A       $ 160.89              --                --            --        (3.30)%
         All contract charges                              --           3,519          $ 71,098          2.48%          --
  2006   Lowest contract charge 0.00% Class A        $ 207.97              --                --            --        21.70%
         Highest contract charge 0.60% Class A       $ 152.45              --                --            --        20.97%
         All contract charges                                             175          $ 35,192          1.69%
  2005   Lowest contract charge 0.00% Class A        $ 170.89              --                --            --         5.70%
         Highest contract charge 0.60% Class A       $ 126.02              --                --            --         5.07%
         All contract charges                              --             125          $ 20,695          1.22%          --
EQ/Large Cap Value PLUS (i) (l)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 102.48              --                --            --        20.44%
         Highest contract charge 0.90% Class B       $ 107.73              --                --            --        19.36%
         All contract charges                              --             984          $109,083          2.35%          --
  2008   Lowest contract charge 0.00% Class B        $  85.09              --                --            --       (43.33)%
         Highest contract charge 0.90% Class B       $  90.26              --                --            --       (43.84)%
         All contract charges                              --           1,081          $100,115          3.01%          --
  2007   Lowest contract charge 0.00% Class B        $ 150.15              --                --            --        (4.55)%
         Highest contract charge 0.90% Class B       $ 160.72              --                --            --        (5.41)%
         All contract charges                              --           1,181          $702,530          2.48%          --
  2006   Lowest contract charge 0.00% Class B        $ 157.30              --                --            --        21.39%
         Highest contract charge 0.90% Class B       $ 169.92              --                --            --        20.30%
         All contract charges                              --           1,592          $270,942          1.69%          --
  2005   Lowest contract charge 0.00% Class B        $ 129.59              --                --            --         5.43%
         Highest contract charge 0.90% Class B       $ 141.25              --                --            --         4.49%
         All contract charges                              --           1,522          $214,562          1.22%          --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)    $  74.98              --                --            --        18.39%
         Highest contract charge 0.90% Class A (c)   $  73.17              --                --            --        17.33%
         All contract charges                              --              16          $  1,167          1.04%          --
  2008   Lowest contract charge 0.00% Class A (c)    $  63.33              --                --            --       (36.40)%
         Highest contract charge 0.90% Class A (c)   $  62.36              --                --            --       (36.98)%
         All contract charges                              --              10          $    631          2.23%          --
  2007   Lowest contract charge 0.00% Class A (c)    $  99.57              --                --            --        (0.43)%
         Highest contract charge 0.90% Class A (c)   $  98.95              --                --            --        (1.05)%
         All contract charges                              --               4          $    371          2.77%          --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $  97.18              --                --            --        18.11%
         Highest contract charge 0.90% Class B (c)   $  72.68              --                --            --        17.05%
         All contract charges                              --               7          $    664          1.04%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2008   Lowest contract charge 0.00% Class B (a)    $  82.28              --                 --            --       (36.56)%
         Highest contract charge 0.90% Class B (c)   $  62.09              --                 --            --       (37.14)%
         All contract charges                              --               5            $   359          2.23%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 129.70              --                 --            --         3.48%
         Highest contract charge 0.90% Class B (c)   $  98.77              --                 --            --        (1.23)%
         All contract charges                              --               3            $   284          2.77%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 125.34              --                               --        17.21%
         Highest contract charge 0.00% Class B (a)   $ 125.34              --                 --            --        17.21%
         All contract charges                              --               1            $    79          1.43%          --
  2005   Lowest contract charge 0.00% Class B (a)    $ 106.94              --                 --            --         6.94%
         Highest contract charge 0.00% Class B (a)   $ 106.94              --                 --            --         6.94%
         All contract charges                              --              --            $     8          0.05%          --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)    $  90.68              --                 --            --        25.80%
         Highest contract charge 0.90% Class A (c)   $  88.49              --                 --            --        24.67%
         All contract charges                              --              61            $ 5,543          0.99%          --
  2008   Lowest contract charge 0.00% Class A (c)    $  72.08              --                 --            --       (30.79)%
         Highest contract charge 0.90% Class A (c)   $  70.98              --                 --            --       (31.41)%
         All contract charges                              --              40            $ 2,885          1.76%          --
  2007   Lowest contract charge 0.00% Class A (c)    $ 104.14              --                 --            --         4.14%
         Highest contract charge 0.90% Class A (c)   $ 103.48              --                 --            --         3.48%
         All contract charges                              --              11            $ 1,127          3.25%          --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $ 115.16              --                 --            --        25.51%
         Highest contract charge 0.90% Class B (c)   $  87.90              --                 --            --        24.40%
         All contract charges                              --              29            $ 2,856          0.99%          --
  2008   Lowest contract charge 0.00% Class B (a)    $  91.75              --                 --            --       (30.97)%
         Highest contract charge 0.90% Class B (c)   $  70.66              --                 --            --       (31.60)%
         All contract charges                              --              14            $ 1,116          1.76%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 132.91              --                 --            --        10.68%
         Highest contract charge 0.90% Class B (c)   $ 103.30              --                 --            --         3.30%
         All contract charges                              --               4            $   465          3.25%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 120.09              --                 --            --        12.69%
         Highest contract charge 0.00% Class B (a)   $ 120.09              --                 --            --        12.69%
         All contract charges                              --              --            $    23          1.70%          --
  2005   Lowest contract charge 0.00% Class B (a)    $ 106.57              --                 --            --         6.57%
         Highest contract charge 0.00% Class B (a)   $ 106.57              --                 --            --         6.57%
         All contract charges                              --              --            $     1            --           --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 162.99              --                 --            --        36.61%
         Highest contract charge 0.60% Class A       $ 116.57              --                 --            --        35.79%
         All contract charges                              --             121            $19,119          1.16%          --
  2008   Lowest contract charge 0.00% Class A        $ 119.31                                 --            --       (49.16)%
         Highest contract charge 0.60% Class A       $  85.85              --                  -                     (49.46)%
         All contract charges                              --             116            $13,496          0.91%          --
  2007   Lowest contract charge 0.00% Class A        $ 234.66              --                 --            --         8.30%
         Highest contract charge 0.60% Class A       $ 169.87              --                 --            --         7.66%
         All contract charges                              --             105            $24,003            --           --
  2006   Lowest contract charge 0.00% Class A        $ 216.67              --                 --            --        11.81%
         Highest contract charge 0.60% Class A       $ 157.79              --                 --            --        11.14%
         All contract charges                              --              95            $19,943          3.32%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Mid Cap Index (Continued)
----------------------------
  2005   Lowest contract charge 0.00% Class A      $ 193.78              --                --            --         6.63%
         Highest contract charge 0.60% Class A     $ 141.98              --                --            --         5.99%
         All contract charges                            --              71          $ 13,402          7.62%          --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 104.63              --                --            --        36.28%
         Highest contract charge 0.90% Class B     $  96.16              --                --            --        35.04%
         All contract charges                            --             662          $ 66,176          1.16%          --
  2008   Lowest contract charge 0.00% Class B      $  76.78              --                --            --       (49.29)%
         Highest contract charge 0.90% Class B     $  71.21              --                --            --       (49.74)%
         All contract charges                            --             705          $ 51,770          0.91%          --
  2007   Lowest contract charge 0.00% Class B      $ 151.40              --                --            --         8.03%
         Highest contract charge 0.90% Class B     $ 141.69              --                --            --         7.06%
         All contract charges                            --             753          $109,736            --           --
  2006   Lowest contract charge 0.00% Class B      $ 140.14              --                --            --        11.52%
         Highest contract charge 0.90% Class B     $ 132.35              --                --            --        10.52%
         All contract charges                            --             765          $103,634          3.32%          --
  2005   Lowest contract charge 0.00% Class B      $ 125.66              --                --            --         6.37%
         Highest contract charge 0.90% Class B     $ 119.75              --                --            --         5.41%
         All contract charges                            --             794          $ 96,918          7.62%          --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 173.76              --                --            --        35.75%
         Highest contract charge 0.90% Class A     $ 144.24              --                --            --        34.65%
         All contract charges                            --           1,425          $218,981          1.70%          --
  2008   Lowest contract charge 0.00% Class A      $ 128.00              --                --            --       (39.07)%
         Highest contract charge 0.60% Class A     $  92.94              --                --            --       (39.44)%
         All contract charges                            --             129          $ 15,856          1.43%          --
  2007   Lowest contract charge 0.00% Class A      $ 210.08              --                --            --        (1.27)%
         Highest contract charge 0.60% Class A     $ 153.47              --                --            --        (1.86)%
         All contract charges                            --             133          $ 26,773          1.02%          --
  2006   Lowest contract charge 0.00% Class A      $ 212.78              --                --            --        12.76%
         Highest contract charge 0.60% Class A     $ 156.38              --                --            --        12.09%
         All contract charges                            --             118          $ 24,183          0.33%          --
  2005   Lowest contract charge 0.00% Class A      $ 188.70              --                --            --        11.60%
         Highest contract charge 0.60% Class A     $ 139.52              --                --            --        10.93%
         All contract charges                            --              90          $ 16,524          4.79%          --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 161.72              --                --            --        35.85%
         Highest contract charge 0.90% Class B     $ 113.72              --                --            --        34.66%
         All contract charges                            --              42          $  6,722          1.70%          --
  2008   Lowest contract charge 0.00% Class B      $ 119.04              --                --            --       (39.56)%
         Highest contract charge 0.90% Class B     $ 107.12              --                --            --       (40.11)%
         All contract charges                            --           1,023          $114,073          1.43%          --
  2007   Lowest contract charge 0.00% Class B      $ 196.96              --                --            --        (1.60)%
         Highest contract charge 0.90% Class B     $ 178.86              --                --            --        (2.49)%
         All contract charges                            --           1,200          $222,789          1.02%          --
  2006   Lowest contract charge 0.00% Class B      $ 200.16              --                --            --        12.48%
         Highest contract charge 0.90% Class B     $ 183.42              --                --            --        11.47%
         All contract charges                            --           1,351          $256,266          0.33%          --
  2005   Lowest contract charge 0.00% Class B      $ 177.95              --                --            --        11.32%
         Highest contract charge 0.90% Class B     $ 164.54              --                --            --        10.32%
         All contract charges                            --           1,444          $244,882          4.79%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 171.91              --                --            --         0.29%
         Highest contract charge 0.90% Class A         $ 159.18              --                --            --        (0.61)%
         All contract charges                                --           1,610          $301,222          0.20%          --
  2008   Lowest contract charge 0.00% Class A          $ 171.41              --                --            --         2.36%
         Highest contract charge 0.90% Class A         $ 160.16              --                --            --         1.44%
         All contract charges                                --           2,010          $402,756          2.30%          --
  2007   Lowest contract charge 0.00% Class A          $ 167.45              --                --            --         4.98%
         Highest contract charge 0.90% Class A         $ 157.88              --                --            --         4.03%
         All contract charges                                --           1,984          $391,569          4.81%          --
  2006   Lowest contract charge 0.00% Class A          $ 159.51              --                --            --         4.73%
         Highest contract charge 0.90% Class A         $ 151.77              --                --            --         3.79%
         All contract charges                                --           1,534          $296,025          4.67%          --
  2005   Lowest contract charge 0.00% Class A          $ 152.31              --                --            --         2.88%
         Highest contract charge 0.90% Class A         $ 146.23              --                --            --         1.96%
         All contract charges                                --           1,265          $242,248          2.82%          --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 131.48              --                --            --        (0.01)%
         Highest contract charge 0.90% Class B         $ 124.60              --                --            --        (0.90)%
         All contract charges                                --             646          $ 84,115          0.20%          --
  2008   Lowest contract charge 0.00% Class B          $ 131.49              --                --            --         2.11%
         Highest contract charge 0.90% Class B         $ 125.74              --                --            --         1.19%
         All contract charges                                --             525          $ 68,250          2.30%          --
  2007   Lowest contract charge 0.00% Class B          $ 128.77              --                --            --         4.71%
         Highest contract charge 0.90% Class B         $ 124.26              --                --            --         3.77%
         All contract charges                                --             444          $ 55,923          4.81%          --
  2006   Lowest contract charge 0.00% Class B          $ 122.98              --                --            --         4.48%
         Highest contract charge 0.90% Class B         $ 119.75              --                --            --         3.55%
         All contract charges                                --             458          $ 56,595          4.67%          --
  2005   Lowest contract charge 0.00% Class B          $ 117.70              --                --            --         2.62%
         Highest contract charge 0.90% Class B         $ 115.65              --                --            --         1.70%
         All contract charges                                --             484          $ 56,793          2.82%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)      $ 102.38              --                --            --        30.07%
         Highest contract charge 0.90% Class A (c)     $  99.91              --                --            --        28.90%
         All contract charges                                --              99          $  9,929          0.63%          --
  2008   Lowest contract charge 0.00% Class A (c)      $  78.71              --                --            --       (32.74)%
         Highest contract charge 0.90% Class A (c)     $  77.51              --                --            --       (33.34)%
         All contract charges                                --              76          $  5,897          0.43%          --
  2007   Lowest contract charge 0.00% Class A (c)      $ 117.02              --                --            --        17.02%
         Highest contract charge 0.90% Class A (c)     $ 116.28              --                --            --        16.28%
         All contract charges                                --              29          $  3,428          1.15%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 125.64              --                --            --        29.74%
         Highest contract charge 0.90% Class B (c)     $  99.25              --                --            --        28.57%
         All contract charges                                --              75          $  8,378          0.63%          --
  2008   Lowest contract charge 0.00% Class B          $  96.84              --                --            --       (32.89)%
         Highest contract charge 0.90% Class B (c)     $  77.20              --                --            --       (33.49)%
         All contract charges                                --              49          $  4,194          0.43%          --
  2007   Lowest contract charge 0.00% Class B          $ 144.30              --                --            --        20.81%
         Highest contract charge 0.90% Class B (c)     $ 116.08              --                --            --        (2.81)%
         All contract charges                                --              13          $  1,734          1.15%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Montag and Caldwell Growth (Continued)
-----------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 119.44             --                 --            --         7.95%
         Highest contract charge 0.00% Class B         $ 119.44             --                 --            --         7.95%
         All contract charges                                --              4           $    472          0.26%          --
  2005   Lowest contract charge 0.00% Class B          $ 110.64             --                 --            --         5.40%
         Highest contract charge 0.00% Class B         $ 110.64             --                 --            --         5.40%
         All contract charges                                --              2           $    179          0.46%          --
EQ/Pimco Ultra Short Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (x)      $ 112.94             --                 --            --         8.11%
         Highest contract charge 0.90% Class A (x)     $ 110.22             --                 --            --         7.14%
         All contract charges                                --            319           $ 35,575          0.62%          --
EQ/Pimco Ultra Short Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)      $ 116.26             --                 --            --         8.01%
         Highest contract charge 0.90% Class B (c)     $ 110.12             --                 --            --         7.04%
         All contract charges                                --            171           $ 19,397          0.62%          --
  2008   Lowest contract charge 0.00% Class B (a)      $ 107.64             --                 --            --        (4.05)%
         Highest contract charge 0.90% Class B (c)     $ 102.88             --                 --            --        (4.91)%
         All contract charges                                --            293           $ 30,513          3.91%          --
  2007   Lowest contract charge 0.00% Class B (a)      $ 112.18             --                 --            --        11.48%
         Highest contract charge 0.90% Class B (c)     $ 108.19             --                 --            --         8.19%
         All contract charges                                --             51           $  5,615          7.67%          --
  2006   Lowest contract charge 0.00% Class B (a)      $ 100.63             --                 --            --         0.39%
         Highest contract charge 0.00% Class B (a)     $ 100.63             --                 --            --         0.39%
         All contract charges                                --              3           $    312          7.36%          --
  2005   Lowest contract charge 0.00% Class B (a)      $ 100.24             --                 --            --         0.24%
         Highest contract charge 0.00% Class B (a)     $ 100.24             --                 --            --         0.24%
         All contract charges                                --             --           $     19          0.84%          --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 224.15             --                 --            --         6.28%
         Highest contract charge 0.90% Class A         $ 182.56             --                 --            --         5.33%
         All contract charges                                --            417           $ 84,236          3.02%          --
  2008   Lowest contract charge 0.00% Class A          $ 210.91             --                 --            --        (6.33)%
         Highest contract charge 0.90% Class A         $ 173.33             --                 --            --        (7.17)%
         All contract charges                                --            486           $ 93,036          5.68%          --
  2007   Lowest contract charge 0.00% Class A          $ 225.16             --                 --            --         4.80%
         Highest contract charge 0.90% Class A         $ 186.72             --                 --            --         3.85%
         All contract charges                                --            495           $101,225          5.08%          --
  2006   Lowest contract charge 0.00% Class A          $ 214.84             --                 --            --         4.09%
         Highest contract charge 0.90% Class A         $ 179.79             --                 --            --         3.16%
         All contract charges                                --            520           $101,691          4.03%          --
  2005   Lowest contract charge 0.00% Class A          $ 206.40             --                 --            --         2.25%
         Highest contract charge 0.90% Class A         $ 174.29             --                 --            --         1.34%
         All contract charges                                --            564           $106,367          3.88%          --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 151.95             --                 --            --         6.06%
         Highest contract charge 0.90% Class B         $ 139.83             --                 --            --         5.11%
         All contract charges                                --            198           $ 28,433          3.02%          --
  2008   Lowest contract charge 0.00% Class B          $ 143.26             --                 --            --        (6.55)%
         Highest contract charge 0.90% Class B         $ 133.03             --                 --            --        (7.39)%
         All contract charges                                --            194           $ 26,200          5.68%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS (Continued)
--------------------------------
  2007   Lowest contract charge 0.00% Class B         $ 153.30             --                 --            --          4.54%
         Highest contract charge 0.90% Class B        $ 143.64             --                 --            --          3.59%
         All contract charges                               --            210            $30,448          5.08%           --
  2006   Lowest contract charge 0.00% Class B         $ 146.64             --                 --            --          3.82%
         Highest contract charge 0.90% Class B        $ 138.66             --                 --            --          2.89%
         All contract charges                               --            226            $31,598          4.03%           --
  2005   Lowest contract charge 0.00% Class B         $ 141.24             --                 --            --          2.00%
         Highest contract charge 0.90% Class B        $ 134.77             --                 --            --          1.08%
         All contract charges                               --            235            $31,831          3.88%           --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A         $ 194.78             --                 --            --         26.44%
         Highest contract charge 0.90% Class A        $ 161.25             --                 --            --         25.30%
         All contract charges                               --            210            $36,171          1.63%           --
  2008   Lowest contract charge 0.00% Class A         $ 154.05             --                 --            --        (33.96)%
         Highest contract charge 0.90% Class A        $ 128.69             --                 --            --        (34.56)%
         All contract charges                               --            207            $29,618          1.04%           --
  2007   Lowest contract charge 0.00% Class A         $ 233.27             --                 --            --         (1.60)%
         Highest contract charge 0.90% Class A        $ 196.66             --                 --            --         (2.48)%
         All contract charges                               --            194            $39,848          1.55%           --
  2006   Lowest contract charge 0.00% Class A         $ 237.06             --                 --            --         18.01%
         Highest contract charge 0.90% Class A        $ 201.67             --                 --            --         16.94%
         All contract charges                               --            176            $36,575          1.59%           --
  2005   Lowest contract charge 0.00% Class A         $ 200.89             --                 --            --          4.52%
         Highest contract charge 0.90% Class A        $ 172.45             --                 --            --          3.44%
         All contract charges                               --            136            $24,510          1.43%           --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 142.12             --                 --            --         26.13%
         Highest contract charge 0.90% Class B        $ 141.64             --                 --            --         24.99%
         All contract charges                               --             68            $ 9,831          1.63%           --
  2008   Lowest contract charge 0.00% Class B         $ 112.68                                --            --        (34.13)%
         Highest contract charge 0.90% Class B        $ 113.32             --                  -                      (34.72)%
         All contract charges                               --             71            $ 7,188          1.04%           --
  2007   Lowest contract charge 0.00% Class B         $ 171.06             --                 --            --         (1.83)%
         Highest contract charge 0.90% Class B        $ 173.60             --                 --            --         (2.72)%
         All contract charges                               --             71            $13,008          1.55%           --
  2006   Lowest contract charge 0.00% Class B         $ 174.25             --                 --            --         17.71%
         Highest contract charge 0.90% Class B        $ 178.45             --                 --            --         16.65%
         All contract charges                               --             61            $11,500          1.59%           --
  2005   Lowest contract charge 0.00% Class B         $ 148.03             --                 --            --          4.25%
         Highest contract charge 0.90% Class B        $ 152.98             --                 --            --          3.32%
         All contract charges                               --             49            $ 7,521          1.43%           --
EQ/T. Rowe Price Growth Stock (g)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A (d)     $  83.60             --                 --            --         43.13%
         Highest contract charge 0.60% Class A (d)    $  82.17             --                 --            --         42.26%
         All contract charges                               --             12            $   958            --            --
  2008   Lowest contract charge 0.00% Class A (d)     $  58.41             --                 --            --        (42.06)%
         Highest contract charge 0.60% Class A (d)    $  57.76             --                 --            --        (42.41)%
         All contract charges                               --             12            $   696            --            --
  2007   Lowest contract charge 0.00% Class A (d)     $ 100.81             --                 --            --          0.81%
         Highest contract charge 0.60% Class A (d)    $ 100.29             --                 --            --          0.29%
         All contract charges                               --             11            $ 1,100          0.17%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/T. Rowe Price Growth Stock (g)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $  98.42              --                 --            --        42.64%
         Highest contract charge 0.90% Class B (d)    $  80.94              --                 --            --        41.35%
         All contract charges                               --             386            $32,264            --           --
  2008   Lowest contract charge 0.00% Class B         $  69.00              --                 --            --       (42.21)%
         Highest contract charge 0.90% Class B (d)    $  57.26              --                 --            --       (42.73)%
         All contract charges                               --             313            $18,276            --           --
  2007   Lowest contract charge 0.00% Class B         $ 119.39              --                 --            --         7.23%
         Highest contract charge 0.90% Class B (d)    $  99.98              --                 --            --        (0.02)%
         All contract charges                               --             309            $31,316          0.17%          --
  2006   Lowest contract charge 0.00% Class B         $ 111.34              --                 --            --        (4.01)%
         Highest contract charge 0.00% Class B        $ 111.34              --                 --            --        (4.01)%
         All contract charges                               --               6            $   661            --           --
  2005   Lowest contract charge 0.00% Class B         $ 116.00              --                 --            --         3.99%
         Highest contract charge 0.00% Class B        $ 116.00              --                 --            --         3.99%
         All contract charges                               --               3            $   335            --           --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 109.54              --                 --            --        32.44%
         Highest contract charge 0.90% Class B (c)    $  74.36              --                 --            --        31.24%
         All contract charges                               --              55            $ 4,761          0.87%          --
  2008   Lowest contract charge 0.00% Class B         $  82.71              --                 --            --       (40.03)%
         Highest contract charge 0.90% Class B (c)    $  56.66              --                 --            --       (40.57)%
         All contract charges                               --              51            $ 3,313          1.38%          --
  2007   Lowest contract charge 0.00% Class B         $ 137.92              --                 --            --         1.17%
         Highest contract charge 0.90% Class B (c)    $  95.34              --                 --            --        (4.66)%
         All contract charges                               --              41            $ 4,500          1.33%          --
  2006   Lowest contract charge 0.00% Class B         $ 136.33              --                 --            --        14.15%
         Highest contract charge 0.00% Class B        $ 136.33              --                 --            --        14.15%
         All contract charges                               --               7            $   964          0.95%          --
  2005   Lowest contract charge 0.00% Class B         $ 119.43              --                 --            --         9.00%
         Highest contract charge 0.00% Class B        $ 119.43              --                 --            --         9.00%
         All contract charges                               --               5            $   545          1.23%          --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  75.22              --                 --            --        28.74%
         Highest contract charge 0.90% Class A (c)    $  73.41              --                 --            --        27.58%
         All contract charges                               --              17            $ 1,278          1.72%          --
  2008   Lowest contract charge 0.00% Class A (c)     $  58.43              --                 --            --       (36.78)%
         Highest contract charge 0.90% Class A (c)    $  57.54              --                 --            --       (37.35)%
         All contract charges                               --              19            $   998          2.77%          --
  2007   Lowest contract charge 0.00% Class A (c)     $  92.43              --                 --            --        (7.57)%
         Highest contract charge 0.90% Class A (c)    $  91.85               8            $   650          3.69%       (8.15)%
         All contract charges                               --                                                            --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)     $  96.28              --                 --            --        28.41%
         Highest contract charge 0.90% Class B (c)    $  72.90              --                 --            --        27.26%
         All contract charges                               --              14            $ 1,258          1.72%          --
  2008   Lowest contract charge 0.00% Class B (a)     $  74.98              --                 --            --       (36.94)%
         Highest contract charge 0.90% Class B (c)    $  57.29              --                 --            --       (37.52)%
         All contract charges                               --               9            $   597          2.77%          --
  2007   Lowest contract charge 0.00% Class B (a)     $ 118.91              --                 --            --        (2.50)%
         Highest contract charge 0.90% Class B (c)    $  91.69              --                 --            --        (8.31)%
         All contract charges                               --               5            $   526          3.69%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2006   Lowest contract charge 0.00% Class B (a)     $ 121.96             --                 --            --         15.90%
         Highest contract charge 0.00% Class B (a)    $ 121.96             --                 --            --         15.90%
         All contract charges                               --              1            $   104          3.50%           --
  2005   Lowest contract charge 0.00% Class B (a)     $ 105.23             --                 --            --          5.23%
         Highest contract charge 0.00% Class B (a)    $ 105.23             --                 --            --          5.23%
         All contract charges                               --             --            $17,122          0.76%           --
EQ/Van Kampen Mid Cap Growth (j)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  94.99             --                 --            --         57.44%
         Highest contract charge 0.90% Class A (c)    $  92.69             --                 --            --         56.05%
         All contract charges                               --            258            $24,203            --            --
  2008   Lowest contract charge 0.00% Class A (c)     $  60.33             --                 --            --        (47.19)%
         Highest contract charge 0.90% Class A (c)    $  59.40             --                 --            --        (47.67)%
         All contract charges                               --            164            $ 9,796            --            --
  2007   Lowest contract charge 0.00% Class A (c)     $ 114.23             --                 --            --         14.23%
         Highest contract charge 0.90% Class A (c)    $ 113.51             --                 --            --         13.51%
         All contract charges                               --            110            $12,578          1.39%           --
EQ/Van Kampen Mid Cap Growth (j)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)     $ 138.16             --                 --            --         57.07%
         Highest contract charge 0.90% Class B (c)    $  92.07             --                 --            --         55.65%
         All contract charges                               --             89            $ 9,414            --            --
  2008   Lowest contract charge 0.00% Class B (a)     $  87.96             --                 --            --        (47.32)%
         Highest contract charge 0.90% Class B (c)    $  59.15             --                 --            --        (47.80)%
         All contract charges                               --             58            $ 3,842            --            --
  2007   Lowest contract charge 0.00% Class B (a)     $ 166.98             --                 --            --         22.41%
         Highest contract charge 0.90% Class B (c)    $ 113.31             --                 --            --         13.31%
         All contract charges                               --             28            $ 3,449          1.39%           --
  2006   Lowest contract charge 0.00% Class B (a)     $ 136.41             --                 --            --          9.26%
         Highest contract charge 0.00% Class B (a)    $ 136.41             --                 --            --          9.26%
         All contract charges                               --              1            $    90          0.59%           --
  2005   Lowest contract charge 0.00% Class B (a)     $ 124.85             --                 --            --         24.85%
         Highest contract charge 0.00% Class B (a)    $ 124.85             --                 --            --         24.85%
         All contract charges                               --             --            $     7            --            --
Fidelity(R) Money Market
-------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (w)     $ 100.18             --                 --            --          0.17%
         Highest contract charge 0.00% Class B (w)    $ 100.18             --                 --            --          0.17%
         All contract charges                               --            141            $14,014          0.08%           --
Fidelity(R) VIP Asset Manager: Growth
-------------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B         $ 139.68             --                 --            --         32.41%
         Highest contract charge 0.00% Class B        $ 139.68             --                 --            --         32.41%
         All contract charges                               --             44            $ 6,144          1.42%           --
  2008   Lowest contract charge 0.00% Class B         $ 105.49             --                 --            --        (35.94)%
         Highest contract charge 0.00% Class B        $ 105.49             --                 --            --        (35.94)%
         All contract charges                               --             42            $ 4,470          1.89%           --
  2007   Lowest contract charge 0.00% Class B         $ 164.68             --                 --            --         18.60%
         Highest contract charge 0.00% Class B        $ 164.68             --                 --            --         18.60%
         All contract charges                               --             29            $ 4,820          3.86%           --
  2006   Lowest contract charge 0.00% Class B         $ 138.85             --                 --            --          6.72%
         Highest contract charge 0.00% Class B        $ 138.85             --                 --            --          6.72%
         All contract charges                               --             21            $ 2,924          1.86%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                      Unit             Units         Net Assets     Investment        Total
                                                   Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                  ------------ -------------------- ------------ ---------------- -------------
Fidelity(R) VIP Asset Manager: Growth (Continued)
-------------------------------------------------
  2005   Lowest contract charge 0.00% Class B      $ 130.10             --                 --            --         3.56%
         Highest contract charge 0.00% Class B     $ 130.10             --                 --            --         3.56%
         All contract charges                            --             18            $ 2,324          1.82%          --
Fidelity(R) VIP Contrafund
--------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 173.17             --                 --            --        35.47%
         Highest contract charge 0.00% Class B     $ 173.17             --                 --            --        35.47%
         All contract charges                            --            225            $38,820          1.29%          --
  2008   Lowest contract charge 0.00% Class B      $ 127.83             --                 --            --       (42.69)%
         Highest contract charge 0.00% Class B     $ 127.83             --                 --            --       (42.69)%
         All contract charges                            --            205            $26,164          0.81%          --
  2007   Lowest contract charge 0.00% Class B      $ 223.05             --                 --            --        17.30%
         Highest contract charge 0.00% Class B     $ 223.05             --                 --            --        17.30%
         All contract charges                            --            209            $46,555          1.94%          --
  2006   Lowest contract charge 0.00% Class B      $ 190.15             --                 --            --        11.43%
         Highest contract charge 0.00% Class B     $ 190.15             --                 --            --        11.43%
         All contract charges                            --            194            $36,939          1.03%          --
  2005   Lowest contract charge 0.00% Class B      $ 170.65             --                 --            --        16.65%
         Highest contract charge 0.00% Class B     $ 170.65             --                 --            --        16.65%
         All contract charges                            --            173            $29,536          0.08%          --
Fidelity(R) VIP Equity-Income
-----------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 137.73             --                 --            --        29.89%
         Highest contract charge 0.00% Class B     $ 137.73             --                 --            --        29.89%
         All contract charges                            --             39            $ 5,368          2.03%          --
  2008   Lowest contract charge 0.00% Class B      $ 106.04             --                 --            --       (42.81)%
         Highest contract charge 0.00% Class B     $ 106.04             --                 --            --       (42.81)%
         All contract charges                            --             43            $ 4,513          2.34%          --
  2007   Lowest contract charge 0.00% Class B      $ 185.43             --                 --            --         1.27%
         Highest contract charge 0.00% Class B     $ 185.43             --                 --            --         1.27%
         All contract charges                            --             50            $ 9,359          1.64%          --
  2006   Lowest contract charge 0.00% Class B      $ 183.10             --                 --            --        19.93%
         Highest contract charge 0.00% Class B     $ 183.10             --                 --            --        19.93%
         All contract charges                            --             55            $10,114          5.07%          --
  2005   Lowest contract charge 0.00% Class B      $ 152.67             --                 --            --         5.57%
         Highest contract charge 0.00% Class B     $ 152.67             --                 --            --         5.57%
         All contract charges                            --             39            $ 5,955          1.98%          --
Fidelity(R) VIP Growth & Income
-------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 124.07             --                 --            --        27.01%
         Highest contract charge 0.00% Class B     $ 124.07             --                 --            --        27.01%
         All contract charges                            --             39            $ 4,742          0.90%          --
  2008   Lowest contract charge 0.00% Class B      $  97.68             --                 --            --       (41.90)%
         Highest contract charge 0.00% Class B     $  97.68             --                 --            --       (41.90)%
         All contract charges                            --             30            $ 2,927          1.14%          --
  2007   Lowest contract charge 0.00% Class B      $ 168.11             --                 --            --        11.86%
         Highest contract charge 0.00% Class B     $ 168.11             --                 --            --        11.86%
         All contract charges                            --             26            $ 4,306          4.78%          --
  2006   Lowest contract charge 0.00% Class B      $ 150.29             --                 --            --        12.86%
         Highest contract charge 0.00% Class B     $ 150.29             --                 --            --        12.86%
         All contract charges                            --             23            $ 3,488          1.12%          --
  2005   Lowest contract charge 0.00% Class B      $ 133.17             --                 --            --         7.40%
         Highest contract charge 0.00% Class B     $ 133.17             --                 --            --         7.40%
         All contract charges                            --             21            $ 2,761          1.21%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Fidelity(R) VIP High Income
---------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 156.41             --                 --            --        43.47%
         Highest contract charge 0.00% Class B     $ 156.41             --                 --            --        43.47%
         All contract charges                            --            114            $17,838         10.51%          --
  2008   Lowest contract charge 0.00% Class B      $ 109.02             --                 --            --       (25.14)%
         Highest contract charge 0.00% Class B     $ 109.02             --                 --            --       (25.14)%
         All contract charges                            --             60            $ 6,563         10.39%          --
  2007   Lowest contract charge 0.00% Class B      $ 145.64             --                 --            --         2.54%
         Highest contract charge 0.00% Class B     $ 145.64             --                 --            --         2.54%
         All contract charges                            --             66            $ 9,673          9.22%          --
  2006   Lowest contract charge 0.00% Class B      $ 142.03             --                 --            --        11.02%
         Highest contract charge 0.00% Class B     $ 142.03             --                 --            --        11.02%
         All contract charges                            --             61            $ 8,621         10.89%          --
  2005   Lowest contract charge 0.00% Class B      $ 127.93             --                 --            --         2.31%
         Highest contract charge 0.00% Class B     $ 127.93             --                 --            --         2.31%
         All contract charges                            --             25            $ 3,225         14.56%          --
Fidelity(R) VIP Investment Grade Bond
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 131.38             --                 --            --        15.47%
         Highest contract charge 0.00% Class B     $ 131.38             --                 --            --        15.47%
         All contract charges                            --            154            $19,978          8.38%          --
  2008   Lowest contract charge 0.00% Class B      $ 113.78             --                 --            --        (3.46)%
         Highest contract charge 0.00% Class B     $ 113.78             --                 --            --        (3.46)%
         All contract charges                            --             73            $ 8,340          3.86%          --
  2007   Lowest contract charge 0.00% Class B      $ 117.86             --                 --            --         4.08%
         Highest contract charge 0.00% Class B     $ 117.86             --                 --            --         4.08%
         All contract charges                            --             84            $ 9,953          3.52%          --
  2006   Lowest contract charge 0.00% Class B      $ 113.24             --                 --            --         4.14%
         Highest contract charge 0.00% Class B     $ 113.24             --                 --            --         4.14%
         All contract charges                            --             74            $ 8,360          4.58%          --
  2005   Lowest contract charge 0.00% Class B      $ 108.74             --                 --            --         1.89%
         Highest contract charge 0.00% Class B     $ 108.74             --                 --            --         1.89%
         All contract charges                            --             56            $ 6,087          3.51%          --
Fidelity(R) VIP Mid Cap
-----------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 231.74             --                 --            --        39.76%
         Highest contract charge 0.00% Class B     $ 231.74             --                 --            --        39.76%
         All contract charges                            --            137            $31,690          0.48%          --
  2008   Lowest contract charge 0.00% Class B      $ 165.82             --                 --            --       (39.61)%
         Highest contract charge 0.00% Class B     $ 165.82             --                 --            --       (39.61)%
         All contract charges                            --            134            $22,273          0.24%          --
  2007   Lowest contract charge 0.00% Class B      $ 274.57             --                 --            --        15.34%
         Highest contract charge 0.00% Class B     $ 274.57             --                 --            --        15.34%
         All contract charges                            --            147            $40,381          8.68%          --
  2006   Lowest contract charge 0.00% Class B      $ 238.06             --                 --            --        12.40%
         Highest contract charge 0.00% Class B     $ 238.06             --                 --            --        12.40%
         All contract charges                            --            138            $32,948          1.13%          --
  2005   Lowest contract charge 0.00% Class B      $ 211.79             --                 --            --        18.02%
         Highest contract charge 0.00% Class B     $ 211.79             --                 --            --        18.02%
         All contract charges                            --            125            $26,506            --           --
Fidelity(R) VIP Value
---------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 132.79             --                 --            --        42.11%
         Highest contract charge 0.00% Class B     $ 132.79             --                 --            --        42.11%
         All contract charges                            --             41            $ 5,439          0.77%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Fidelity(R) VIP Value (Continued)
---------------------------------
  2008   Lowest contract charge 0.00% Class B     $  93.44               --                --            --       (46.60)%
         Highest contract charge 0.00% Class B    $  93.44               --                --            --       (46.60)%
         All contract charges                           --               32          $  2,965          0.61%          --
  2007   Lowest contract charge 0.00% Class B     $ 174.99               --                --            --         1.86%
         Highest contract charge 0.00% Class B    $ 174.99               --                --            --         1.86%
         All contract charges                           --               40          $  6,930          4.26%          --
  2006   Lowest contract charge 0.00% Class B     $ 171.80               --                --            --        14.41%
         Highest contract charge 0.00% Class B    $ 171.80               --                --            --        14.41%
         All contract charges                           --               25          $  4,323          0.88%          --
  2005   Lowest contract charge 0.00% Class B     $ 150.16               --                --            --         5.84%
         Highest contract charge 0.00% Class B    $ 150.16               --                --            --         5.84%
         All contract charges                           --               20          $  3,017          0.42%          --
Fidelity(R) VIP Value Strategies
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B     $ 168.44               --                --            --        57.15%
         Highest contract charge 0.00% Class B    $ 168.44               --                --            --        57.15%
         All contract charges                           --               35          $  5,964          0.42%          --
  2008   Lowest contract charge 0.00% Class B     $ 107.18               --                --            --       (51.28)%
         Highest contract charge 0.00% Class B    $ 107.18               --                --            --       (51.28)%
         All contract charges                           --               25          $  2,697          0.48%          --
  2007   Lowest contract charge 0.00% Class B     $ 220.01               --                --            --         5.44%
         Highest contract charge 0.00% Class B    $ 220.01               --                --            --         5.44%
         All contract charges                           --               38          $  8,359          6.13%          --
  2006   Lowest contract charge 0.00% Class B     $ 208.66               --                --            --        16.01%
         Highest contract charge 0.00% Class B    $ 208.66               --                --            --        16.01%
         All contract charges                           --               20          $  4,109          2.31%          --
  2005   Lowest contract charge 0.00% Class B     $ 179.87               --                --            --         2.43%
         Highest contract charge 0.00% Class B    $ 179.87               --                --            --         2.43%
         All contract charges                           --               18          $  3,269          0.09%          --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A     $ 145.11               --                --            --        37.61%
         Highest contract charge 0.90% Class A    $ 153.66               --                --            --        36.37%
         All contract charges                           --              901          $331,262          0.39%          --
  2008   Lowest contract charge 0.00% Class A     $ 105.45               --                --            --       (46.54)%
         Highest contract charge 0.90% Class A    $ 112.68               --                --            --       (47.02)%
         All contract charges                           --              870          $249,801          0.50%          --
  2007   Lowest contract charge 0.00% Class A     $ 197.25               --                --            --        11.66%
         Highest contract charge 0.90% Class A    $ 212.70               --                --            --        10.65%
         All contract charges                           --              950          $516,296          0.10%          --
  2006   Lowest contract charge 0.00% Class A     $ 176.65               --                --            --         5.37%
         Highest contract charge 0.90% Class A    $ 192.22               --                --            --         4.43%
         All contract charges                           --            1,040          $506,530          0.17%          --
  2005   Lowest contract charge 0.00% Class A     $ 167.64               --                --            --         8.47%
         Highest contract charge 0.90% Class A    $ 184.07               --                --            --         7.50%
         All contract charges                           --            1,126          $524,189            --           --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  74.30               --                --            --        37.27%
         Highest contract charge 0.90% Class B    $  67.61               --                --            --        36.04%
         All contract charges                           --              261          $ 18,387          0.39%          --
  2008   Lowest contract charge 0.00% Class B     $  54.13               --                --            --       (46.68)%
         Highest contract charge 0.90% Class B    $  49.70               --                --            --       (47.16)%
         All contract charges                           --              178          $  9,141          0.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Aggressive Equity (Continued)
------------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 101.51             --                 --            --         11.38%
         Highest contract charge 0.90% Class B     $  94.06             --                 --            --         10.39%
         All contract charges                            --            186            $17,789          0.10%           --
  2006   Lowest contract charge 0.00% Class B      $  91.14             --                 --            --          5.11%
         Highest contract charge 0.90% Class B     $  85.21             --                 --            --          4.17%
         All contract charges                            --            189            $16,561          0.17%           --
  2005   Lowest contract charge 0.00% Class B      $  86.70             --                 --            --          8.17%
         Highest contract charge 0.90% Class B     $  81.80             --                 --            --          7.23%
         All contract charges                            --            198            $16,583            --            --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 140.21             --                 --            --          8.58%
         Highest contract charge 0.60% Class A     $ 140.92             --                 --            --          7.93%
         All contract charges                            --            184            $24,878          3.64%           --
  2008   Lowest contract charge 0.00% Class A      $ 129.13             --                 --            --          2.72%
         Highest contract charge 0.60% Class A     $ 130.57             --                 --            --          2.11%
         All contract charges                            --            162            $20,806          4.96%           --
  2007   Lowest contract charge 0.00% Class A      $ 125.71             --                 --            --          6.53%
         Highest contract charge 0.60% Class A     $ 127.87             --                 --            --          5.89%
         All contract charges                            --            157            $19,585          4.20%           --
  2006   Lowest contract charge 0.00% Class A      $ 118.00             --                 --            --          4.03%
         Highest contract charge 0.60% Class A     $ 120.76             --                 --            --          3.40%
         All contract charges                            --            136            $15,997          4.16%           --
  2005   Lowest contract charge 0.00% Class A      $ 113.43             --                 --            --          2.00%
         Highest contract charge 0.60% Class A     $ 116.79             --                 --            --          1.39%
         All contract charges                            --            101            $11,470          3.52%           --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 145.18             --                 --            --          8.32%
         Highest contract charge 0.90% Class B     $ 135.05             --                 --            --          7.33%
         All contract charges                            --            582            $81,363          3.64%           --
  2008   Lowest contract charge 0.00% Class B      $ 134.03             --                 --            --          2.46%
         Highest contract charge 0.90% Class B     $ 125.82             --                 --            --          1.55%
         All contract charges                            --            479            $62,184          4.96%           --
  2007   Lowest contract charge 0.00% Class B      $ 130.81             --                 --            --          6.26%
         Highest contract charge 0.90% Class B     $ 123.90             --                 --            --          5.29%
         All contract charges                            --            459            $58,320          4.20%           --
  2006   Lowest contract charge 0.00% Class B      $ 123.10             --                 --            --          3.77%
         Highest contract charge 0.90% Class B     $ 117.67             --                 --            --          2.84%
         All contract charges                            --            482            $57,882          4.16%           --
  2005   Lowest contract charge 0.00% Class B      $ 118.63             --                 --            --          1.75%
         Highest contract charge 0.90% Class B     $ 114.42             --                 --            --          0.83%
         All contract charges                            --            457            $53,081          3.52%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 191.99             --                 --            --         30.24%
         Highest contract charge 0.60% Class A     $ 138.13             --                 --            --         29.45%
         All contract charges                            --             76            $14,392          1.68%           --
  2008   Lowest contract charge 0.00% Class A      $ 147.41             --                 --            --        (47.10)%
         Highest contract charge 0.60% Class A     $ 106.70             --                 --            --        (47.42)%
         All contract charges                            --             76            $11,041          1.63%           --
  2007   Lowest contract charge 0.00% Class A      $ 278.66             --                 --            --         12.71%
         Highest contract charge 0.60% Class A     $ 202.92             --                 --            --         12.04%
         All contract charges                            --             71            $19,542          0.78%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager International Equity (Continued)
---------------------------------------------
  2006   Lowest contract charge 0.00% Class A      $ 247.23             --                 --            --         25.63%
         Highest contract charge 0.60% Class A     $ 181.12             --                 --            --         24.88%
         All contract charges                            --             60            $14,457          2.37%           --
  2005   Lowest contract charge 0.00% Class A      $ 196.79             --                 --            --         15.73%
         Highest contract charge 0.60% Class A     $ 145.04             --                 --            --         15.04%
         All contract charges                            --             40            $ 7,871          4.18%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 181.13             --                 --            --         29.92%
         Highest contract charge 0.90% Class B     $ 130.00             --                 --            --         28.75%
         All contract charges                            --            294            $40,174          1.68%           --
  2008   Lowest contract charge 0.00% Class B      $ 139.42             --                 --            --        (47.23)%
         Highest contract charge 0.90% Class B     $ 100.97             --                 --            --        (47.71)%
         All contract charges                            --            313            $32,917          1.63%           --
  2007   Lowest contract charge 0.00% Class B      $ 264.21             --                 --            --         12.43%
         Highest contract charge 0.90% Class B     $ 193.09             --                 --            --         11.41%
         All contract charges                            --            326            $65,021          0.78%           --
  2006   Lowest contract charge 0.00% Class B      $ 235.00             --                 --            --         25.32%
         Highest contract charge 0.90% Class B     $ 173.31             --                 --            --         24.19%
         All contract charges                            --            309            $54,685          2.37%           --
  2005   Lowest contract charge 0.00% Class B      $ 187.53             --                 --            --         15.44%
         Highest contract charge 0.90% Class B     $ 139.55             --                 --            --         14.41%
         All contract charges                            --            206            $29,285          4.18%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 154.20             --                 --            --         32.84%
         Highest contract charge 0.60% Class A     $ 108.70             --                 --            --         32.04%
         All contract charges                            --             23            $ 3,543          1.68%           --
  2008   Lowest contract charge 0.00% Class A      $ 116.08             --                 --            --        (39.38)%
         Highest contract charge 0.60% Class A     $  82.32             --                 --            --        (39.75)%
         All contract charges                            --             23            $ 2,622          0.63%           --
  2007   Lowest contract charge 0.00% Class A      $ 191.50             --                 --            --          5.27%
         Highest contract charge 0.60% Class A     $ 136.63             --                 --            --          4.63%
         All contract charges                            --             22            $ 4,107          0.55%           --
  2006   Lowest contract charge 0.00% Class A      $ 181.92             --                 --            --         13.86%
         Highest contract charge 0.60% Class A     $ 130.58             --                 --            --         13.18%
         All contract charges                            --             21            $ 3,635          0.75%           --
  2005   Lowest contract charge 0.00% Class A      $ 159.77             --                 --            --          7.00%
         Highest contract charge 0.60% Class A     $ 115.37             --                 --            --          6.36%
         All contract charges                            --             17            $ 2,776          0.96%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 138.05             --                 --            --         32.51%
         Highest contract charge 0.90% Class B     $ 103.27             --                 --            --         31.32%
         All contract charges                            --             36            $ 3,992          1.60%           --
  2008   Lowest contract charge 0.00% Class B      $ 104.18             --                 --            --        (39.54)%
         Highest contract charge 0.90% Class B     $  78.64             --                 --            --        (40.08)%
         All contract charges                            --             37            $ 3,035          0.63%           --
  2007   Lowest contract charge 0.00% Class B      $ 172.31             --                 --            --          5.00%
         Highest contract charge 0.90% Class B     $ 131.25             --                 --            --          4.05%
         All contract charges                            --             42            $ 5,631          0.55%           --
  2006   Lowest contract charge 0.00% Class B      $ 164.10             --                 --            --         13.58%
         Highest contract charge 0.90% Class B     $ 126.14             --                 --            --         12.56%
         All contract charges                            --             30            $ 3,891          0.75%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
  2005   Lowest contract charge 0.00% Class B      $ 144.48             --                 --            --          6.73%
         Highest contract charge 0.90% Class B     $ 112.07             --                 --            --          5.77%
         All contract charges                            --             29            $ 3,416          0.96%           --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 130.26             --                 --            --         36.85%
         Highest contract charge 0.60% Class A     $  87.61             --                 --            --         36.04%
         All contract charges                            --             58            $ 7,477          0.31%           --
  2008   Lowest contract charge 0.00% Class A      $  95.18             --                 --            --        (45.29)%
         Highest contract charge 0.60% Class A     $  64.40             --                 --            --        (45.63)%
         All contract charges                            --             58            $ 5,436            --            --
  2007   Lowest contract charge 0.00% Class A      $ 173.98             --                 --            --         11.53%
         Highest contract charge 0.60% Class A     $ 118.44             --                 --            --         10.85%
         All contract charges                            --             56            $ 9,661            --            --
  2006   Lowest contract charge 0.00% Class A      $ 156.00             --                 --            --          0.36%
         Highest contract charge 0.60% Class A     $ 106.85             --                 --            --         (0.24)%
         All contract charges                            --             49            $ 7,688            --            --
  2005   Lowest contract charge 0.00% Class A      $ 155.44             --                 --            --          7.76%
         Highest contract charge 0.60% Class A     $ 107.10             --                 --            --          7.11%
         All contract charges                            --             40            $ 6,149            --            --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 116.67             --                 --            --         36.55%
         Highest contract charge 0.90% Class B     $  79.60             --                 --            --         35.30%
         All contract charges                            --            111            $ 9,342          0.31%           --
  2008   Lowest contract charge 0.00% Class B      $  85.44             --                 --            --        (45.38)%
         Highest contract charge 0.90% Class B     $  58.83             --                 --                      (45.87)%
         All contract charges                            --            103            $ 6,372            --            --
  2007   Lowest contract charge 0.00% Class B      $ 156.43             --                 --            --         11.24%
         Highest contract charge 0.90% Class B     $ 108.68             --                 --            --         10.25%
         All contract charges                            --            109            $12,271            --            --
  2006   Lowest contract charge 0.00% Class B      $ 140.62             --                 --            --          0.11%
         Highest contract charge 0.90% Class B     $  98.58             --                 --            --         (0.79)%
         All contract charges                            --            107            $10,902            --            --
  2005   Lowest contract charge 0.00% Class B      $ 140.46             --                 --            --          7.49%
         Highest contract charge 0.90% Class B     $  99.37             --                 --            --          6.53%
         All contract charges                            --             89            $ 9,156            --            --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 163.46             --                 --            --         23.16%
         Highest contract charge 0.60% Class A     $ 118.02             --                 --            --         22.43%
         All contract charges                            --             63            $ 9,918          1.92%           --
  2008   Lowest contract charge 0.00% Class A      $ 132.72             --                 --            --        (37.29)%
         Highest contract charge 0.60% Class A     $  96.40             --                 --            --        (37.67)%
         All contract charges                            --             63            $ 8,190          1.56%           --
  2007   Lowest contract charge 0.00% Class A      $ 211.64             --                 --            --          3.90%
         Highest contract charge 0.60% Class A     $ 154.66             --                 --            --          3.27%
         All contract charges                            --             56            $11,584          1.24%           --
  2006   Lowest contract charge 0.00% Class A      $ 203.70             --                 --            --         19.61%
         Highest contract charge 0.60% Class A     $ 149.76             --                 --            --         18.90%
         All contract charges                            --             41            $ 8,389          3.08%           --
  2005   Lowest contract charge 0.00% Class A      $ 170.29             --                 --            --          7.37%
         Highest contract charge 0.60% Class A     $ 125.96             --                 --            --          6.73%
         All contract charges                            --             30            $ 4,942          3.44%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 148.60             --                 --            --         22.85%
         Highest contract charge 0.90% Class B     $ 113.84             --                 --            --         21.75%
         All contract charges                            --            203            $24,443          1.92%           --
  2008   Lowest contract charge 0.00% Class B      $ 120.96             --                 --            --        (37.45)%
         Highest contract charge 0.90% Class B     $  93.50             --                 --            --        (38.01)%
         All contract charges                            --            228            $22,209          1.56%           --
  2007   Lowest contract charge 0.00% Class B      $ 193.37             --                 --            --          3.64%
         Highest contract charge 0.90% Class B     $ 150.84             --                 --            --          2.70%
         All contract charges                            --            201            $31,371          1.24%           --
  2006   Lowest contract charge 0.00% Class B      $ 186.58             --                 --            --         19.32%
         Highest contract charge 0.90% Class B     $ 146.87             --                 --            --         18.25%
         All contract charges                            --            185            $28,015          3.08%           --
  2005   Lowest contract charge 0.00% Class B      $ 156.37             --                 --            --          7.09%
         Highest contract charge 0.90% Class B     $ 124.20             --                 --            --          6.13%
         All contract charges                            --            127            $16,025          3.44%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 182.73             --                 --            --         42.13%
         Highest contract charge 0.60% Class A     $ 106.45             --                 --            --         41.28%
         All contract charges                            --             52            $ 9,201            --            --
  2008   Lowest contract charge 0.00% Class A      $ 128.57             --                 --            --        (43.44)%
         Highest contract charge 0.60% Class A     $  75.35             --                 --            --        (43.78)%
         All contract charges                            --             51            $ 6,494            --            --
  2007   Lowest contract charge 0.00% Class A      $ 227.31             --                 --            --         12.19%
         Highest contract charge 0.60% Class A     $ 134.03             --                 --            --         11.51%
         All contract charges                            --             51            $11,417            --            --
  2006   Lowest contract charge 0.00% Class A      $ 202.62             --                 --            --          9.90%
         Highest contract charge 0.60% Class A     $ 120.20             --                 --            --          9.24%
         All contract charges                            --             51            $10,040          0.51%           --
  2005   Lowest contract charge 0.00% Class A      $ 184.38             --                 --            --          8.65%
         Highest contract charge 0.60% Class A     $ 110.03             --                 --            --          8.00%
         All contract charges                            --             41            $ 7,607          1.59%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 162.19             --                 --            --         41.78%
         Highest contract charge 0.90% Class B     $  97.40             --                 --            --         40.49%
         All contract charges                            --            167            $17,174            --            --
  2008   Lowest contract charge 0.00% Class B      $ 114.40             --                 --            --        (43.58)%
         Highest contract charge 0.90% Class B     $  69.33             --                 --            --        (44.08)%
         All contract charges                            --            180            $13,058            --            --
  2007   Lowest contract charge 0.00% Class B      $ 202.77             --                 --            --         11.91%
         Highest contract charge 0.90% Class B     $ 123.99             --                 --            --         10.89%
         All contract charges                            --            194            $24,950            --            --
  2006   Lowest contract charge 0.00% Class B      $ 181.19             --                 --            --          9.62%
         Highest contract charge 0.90% Class B     $ 111.81             --                 --            --          8.63%
         All contract charges                            --            201            $23,045          0.51%           --
  2005   Lowest contract charge 0.00% Class B      $ 165.30             --                 --            --          8.38%
         Highest contract charge 0.90% Class B     $ 102.93             --                 --            --          7.41%
         All contract charges                            --            175            $18,306          1.59%           --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 209.39             --                 --            --         44.72%
         Highest contract charge 0.60% Class A     $ 132.50             --                 --            --         43.86%
         All contract charges                            --             51            $ 9,941          3.12%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 144.68             --                 --            --       (35.81)%
         Highest contract charge 0.60% Class A     $  92.10             --                 --            --       (36.20)%
         All contract charges                            --             51           $  7,026          0.49%          --
  2007   Lowest contract charge 0.00% Class A      $ 225.38             --                 --            --         0.34%
         Highest contract charge 0.60% Class A     $ 144.35             --                 --            --        (0.26)%
         All contract charges                            --             44           $  9,523            --           --
  2006   Lowest contract charge 0.00% Class A      $ 224.61             --                 --            --        15.01%
         Highest contract charge 0.60% Class A     $ 144.73             --                 --            --        14.32%
         All contract charges                            --             45           $  9,597          1.78%          --
  2005   Lowest contract charge 0.00% Class A      $ 195.29             --                 --            --         7.61%
         Highest contract charge 0.60% Class A     $ 126.59             --                 --            --         6.96%
         All contract charges                            --             33           $  6,172          7.27%          --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 137.87             --                 --            --        44.36%
         Highest contract charge 0.90% Class B     $ 128.24             --                 --            --        43.06%
         All contract charges                            --            317           $ 42,070          3.12%          --
  2008   Lowest contract charge 0.00% Class B      $  95.50             --                 --            --       (35.97)%
         Highest contract charge 0.90% Class B     $  89.64             --                 --            --       (36.55)%
         All contract charges                            --            331           $ 30,500          0.49%          --
  2007   Lowest contract charge 0.00% Class B      $ 149.14             --                 --            --         0.09%
         Highest contract charge 0.90% Class B     $ 141.27             --                 --            --        (0.81)%
         All contract charges                            --            362           $ 52,202            --           --
  2006   Lowest contract charge 0.00% Class B      $ 149.00             --                 --            --        14.73%
         Highest contract charge 0.90% Class B     $ 142.42             --                 --            --        13.70%
         All contract charges                            --            374           $ 54,292          1.78%          --
  2005   Lowest contract charge 0.00% Class B      $ 129.87             --                 --            --         7.34%
         Highest contract charge 0.90% Class B     $ 125.26             --                 --            --         6.38%
         All contract charges                            --            336           $ 42,836          7.27%          --
Multlimanager Multi-Sector Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 190.79             --                 --            --         9.92%
         Highest contract charge 0.90% Class A     $ 198.75             --                 --            --         8.93%
         All contract charges                            --            464           $115,385          4.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 173.57             --                 --            --       (23.31)%
         Highest contract charge 0.90% Class A     $ 182.46             --                 --            --       (24.00)%
         All contract charges                            --            503           $116,460          9.53%          --
  2007   Lowest contract charge 0.00% Class A      $ 226.34             --                 --            --         3.39%
         Highest contract charge 0.90% Class A     $ 240.09             --                 --            --         2.46%
         All contract charges                            --            537           $164,892          7.42%          --
  2006   Lowest contract charge 0.00% Class A      $ 218.91             --                 --            --        10.20%
         Highest contract charge 0.90% Class A     $ 234.32             --                 --            --         9.22%
         All contract charges                            --            639           $194,839          7.51%          --
  2005   Lowest contract charge 0.00% Class A      $ 198.64             --                 --            --         3.32%
         Highest contract charge 0.90% Class A     $ 214.55             --                 --            --         2.39%
         All contract charges                            --            633           $179,897          8.29%          --
Multlimanager Multi-Sector Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 115.82             --                 --            --         9.65%
         Highest contract charge 0.90% Class B     $  90.62             --                 --            --         8.66%
         All contract charges                            --            171           $ 16,486          4.64%          --
  2008   Lowest contract charge 0.00% Class B      $ 105.63             --                 --            --       (23.51)%
         Highest contract charge 0.90% Class B     $  83.40             --                 --            --       (24.19)%
         All contract charges                            --            187           $ 16,482          9.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
    Multlimanager Multi-Sector Bond (Continued)
-----------------------------------------------

  2007   Lowest contract charge 0.00% Class B          $ 138.09             --                 --            --         3.14%
         Highest contract charge 0.90% Class B         $ 110.01             --                 --            --         2.20%
         All contract charges                                --            222            $25,669          7.42%          --
  2006   Lowest contract charge 0.00% Class B          $ 133.89             --                 --            --         9.93%
         Highest contract charge 0.90% Class B         $ 107.64             --                 --            --         8.94%
         All contract charges                                --            212            $23,535          7.51%          --
  2005   Lowest contract charge 0.00% Class B          $ 121.79             --                 --            --         3.06%
         Highest contract charge 0.90% Class B         $  98.80             --                 --            --         2.14%
         All contract charges                                --            205            $20,734          8.29%          --
Mutlimanager Small Cap Growth (h)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 109.93             --                 --            --        34.54%
         Highest contract charge 0.90% Class B (e)     $  73.21             --                 --            --        33.32%
         All contract charges                                --             69            $ 6,549            --           --
  2008   Lowest contract charge 0.00% Class B          $  81.71             --                 --            --       (42.11)%
         Highest contract charge 0.90% Class B (e)     $  54.91             --                 --            --       (42.63)%
         All contract charges                                --             48            $ 3,506            --           --
  2007   Lowest contract charge 0.00% Class B          $ 141.15             --                 --            --         3.68%
         Highest contract charge 0.90% Class B (e)     $  95.72             --                 --            --        (4.28)%
         All contract charges                                --             35            $ 4,611            --           --
  2006   Lowest contract charge 0.00% Class B          $ 136.14             --                 --            --        10.21%
         Highest contract charge 0.00% Class B         $ 136.14             --                 --            --        10.21%
         All contract charges                                --             19            $ 2,587          1.23%          --
  2005   Lowest contract charge 0.00% Class B          $ 123.53             --                 --            --         7.49%
         Highest contract charge 0.00% Class B         $ 123.53             --                 --            --         7.49%
         All contract charges                                --              5            $   658          3.61%          --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A          $ 154.45             --                 --            --        26.73%
         Highest contract charge 0.60% Class A         $ 148.76             --                 --            --        25.97%
         All contract charges                                --             74            $11,427          1.14%          --
  2008   Lowest contract charge 0.00% Class A          $ 121.87             --                 --            --       (37.71)%
         Highest contract charge 0.60% Class A         $ 118.09             --                 --            --       (38.08)%
         All contract charges                                --             73            $ 8,899          0.31%          --
  2007   Lowest contract charge 0.00% Class A          $ 195.65             --                 --            --        (9.59)%
         Highest contract charge 0.60% Class A         $ 190.72             --                 --            --       (10.14)%
         All contract charges                                --             74            $14,269          0.38%          --
  2006   Lowest contract charge 0.00% Class A          $ 216.41             --                 --            --        16.40%
         Highest contract charge 0.60% Class A         $ 212.25             --                 --            --        15.70%
         All contract charges                                --             67            $14,314          6.20%          --
  2005   Lowest contract charge 0.00% Class A          $ 185.93             --                 --            --         4.95%
         Highest contract charge 0.60% Class A         $ 183.45             --                 --            --         4.32%
         All contract charges                                --             49            $ 8,881          5.33%          --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 162.86             --                 --            --        26.42%
         Highest contract charge 0.90% Class B         $ 147.95             --                 --            --        25.28%
         All contract charges                                --            108            $16,637          1.14%          --
  2008   Lowest contract charge 0.00% Class B          $ 128.82             --                 --            --       (37.86)%
         Highest contract charge 0.90% Class B         $ 118.09             --                 --            --       (38.43)%
         All contract charges                                --            125            $15,267          0.31%          --
  2007   Lowest contract charge 0.00% Class B          $ 207.32             --                 --            --        (9.84)%
         Highest contract charge 0.90% Class B         $ 191.79             --                 --            --       (10.65)%
         All contract charges                                --            146            $28,898          0.38%          --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager Small Cap Value (Continued)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B         $ 229.95             --                 --            --         16.11%
         Highest contract charge 0.90% Class B        $ 214.66             --                 --            --         15.07%
         All contract charges                               --            160            $35,191          6.20%           --
  2005   Lowest contract charge 0.00% Class B         $ 198.05             --                 --            --          3.91%
         Highest contract charge 0.90% Class B        $ 186.56             --                 --            --          3.75%
         All contract charges                               --            120            $23,048          5.33%           --
Multimanager Technology
-----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A         $ 223.26             --                 --            --         58.84%
         Highest contract charge 0.60% Class A        $ 119.01             --                 --            --         57.88%
         All contract charges                               --             55            $11,948            --            --
  2008   Lowest contract charge 0.00% Class A         $ 140.56             --                 --            --        (46.96)%
         Highest contract charge 0.60% Class A        $  75.38             --                 --            --        (47.28)%
         All contract charges                               --             51            $ 6,987            --            --
  2007   Lowest contract charge 0.00% Class A         $ 265.01             --                 --            --         18.55%
         Highest contract charge 0.60% Class A        $ 142.97             --                 --            --         17.83%
         All contract charges                               --             47            $12,183            --            --
  2006   Lowest contract charge 0.00% Class A         $ 223.55             --                 --            --          7.57%
         Highest contract charge 0.60% Class A        $ 121.34             --                 --            --          6.93%
         All contract charges                               --             40            $ 8,494            --            --
  2005   Lowest contract charge 0.00% Class A         $ 207.81             --                 --            --         11.56%
         Highest contract charge 0.60% Class A        $ 113.47             --                 --            --         10.89%
         All contract charges                               --             31            $ 6,009            --            --
Multimanager Technology
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 182.41             --                 --            --         58.44%
         Highest contract charge 0.90% Class B        $ 104.59             --                 --            --         57.02%
         All contract charges                               --            577            $68,071            --            --
  2008   Lowest contract charge 0.00% Class B         $ 115.13             --                 --            --        (47.08)%
         Highest contract charge 0.90% Class B        $  66.61             --                 --            --        (47.56)%
         All contract charges                               --            551            $40,530            --            --
  2007   Lowest contract charge 0.00% Class B         $ 217.54             --                 --            --         18.22%
         Highest contract charge 0.90% Class B        $ 127.01             --                 --            --         17.15%
         All contract charges                               --            586            $81,155            --            --
  2006   Lowest contract charge 0.00% Class B         $ 184.01             --                 --            --          7.30%
         Highest contract charge 0.90% Class B        $ 108.42             --                 --            --          6.33%
         All contract charges                               --            574            $66,544            --            --
  2005   Lowest contract charge 0.00% Class B         $ 171.50             --                 --            --         11.27%
         Highest contract charge 0.90% Class B        $ 101.96             --                 --            --         10.27%
         All contract charges                               --            620            $67,000            --            --
Natural Resources
-----------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)     $  78.88             --                 --            --         76.42%
         Lowest contract charge 0.00% Class B (n)     $  78.88             --                 --            --         76.42%
         All contract charges                               --            367            $28,942          0.28%           --
  2008   Lowest contract charge 0.00% Class B (n)     $  44.71             --                 --            --        (55.29)%
         Lowest contract charge 0.00% Class B (n)     $  44.71             --                 --            --        (55.29)%
         All contract charges                               --            255            $11,418          0.22%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
Target 2015 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  97.56             --                 --             --        20.30%
         Lowest contract charge 0.00% Class B (n)    $  97.56             --                 --             --        20.30%
         All contract charges                              --             37             $3,250           6.33%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  81.10             --                 --             --       (28.29)%
         Lowest contract charge 0.00% Class B (n)    $  81.10             --                 --             --       (28.29)%
         All contract charges                              --             11             $  878          13.10%          --
Target 2025 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  94.32             --                 --             --        23.20%
         Lowest contract charge 0.00% Class B (n)    $  94.32             --                 --             --        23.20%
         All contract charges                              --             18             $1,631           5.94%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  76.56             --                 --             --       (32.44)%
         Lowest contract charge 0.00% Class B (n)    $  76.56             --                 --             --       (32.44)%
         All contract charges                              --              9             $  658          19.66%          --
Target 2035 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  92.42             --                 --             --        25.56%
         Lowest contract charge 0.00% Class B (n)    $  92.42             --                 --             --        25.56%
         All contract charges                              --             14             $1,281           6.51%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  73.61             --                 --             --       (35.40)%
         Lowest contract charge 0.00% Class B (n)    $  73.61             --                 --             --       (35.40)%
         All contract charges                              --              1             $   97           8.24%          --
Target 2045 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  90.03             --                 --             --        27.76%
         Lowest contract charge 0.00% Class B (n)    $  90.03             --                 --             --        27.76%
         All contract charges                              --              3             $  153           3.68%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  70.47             --                 --             --       (38.66)%
         Lowest contract charge 0.00% Class B (n)    $  70.47             --                 --             --       (38.66)%
         All contract charges                              --             --             $    8             --           --
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60%*
  2009   Lowest contract charge 0.60% Class A        $ 106.86             --                 --             --        25.68%
         Highest contract charge 0.60% Class A       $ 106.86             --                 --             --        25.68%
         All contract charges                              --             48             $5,109           2.63%          --
  2008   Lowest contract charge 0.60% Class A        $  85.02             --                 --             --       (37.31)%
         Highest contract charge 0.60% Class A       $  85.02             --                 --             --       (37.31)%
         All contract charges                              --             48             $4,107           5.70%          --
  2007   Lowest contract charge 0.60% Class A        $ 135.63             --                 --             --         4.75%
         Highest contract charge 0.60% Class A       $ 135.63             --                 --             --         4.75%
         All contract charges                              --             40             $5,476           1.41%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2009

8. Accumulation Unit Values (Concluded)


                                                                             Years Ended December 31,
                                                  ------------------------------------------------------------------------------
                                                      Unit              Units          Net Assets      Investment        Total
                                                   Fair Value    Outstanding (000s)      (000s)      Income Ratio**    Return***
                                                  ------------  --------------------  ------------  ----------------  ----------
Vanguard VIF Equity Index (Continued)
-------------------------------------
  2006   Lowest contract charge 0.60% Class A       $ 129.48             --                  --              --          14.26%
         Highest contract charge 0.60% Class A      $ 129.48             --                  --              --          14.26%
         All contract charges                             --             33              $4,257            1.59%            --
  2005   Lowest contract charge 0.60% Class A       $ 113.32             --                  --              --           4.17%
         Highest contract charge 0.60% Class A      $ 113.32             --                  --              --           4.17%
         All contract charges                             --             28              $3,166            1.57%            --

----------
(a)  Units were made available on May 9, 2005.
(b)  Units were made available October 10, 2005.
(c)  Units were made available for sale on April 27, 2007.
(d)  Units were made available for sale on July 6, 2007.
(e)  Units were made available for sale on May 25, 2007.
(f) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(g) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(h) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(i) A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
(j) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(k) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(l) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(m)  Units were made available for sale May 1, 2006.
(n)  Units were made available for sale May 1, 2008.
(o) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(p) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(q) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(r) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(s) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(t) Multimanager Aggressive Equity replaced Multimanger Health Care due to a fund merger on September 18, 2009.
(u) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(v) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(w)  Units were made available for sale on May 1, 2009.
(x)  Units were made available for sale on September 11, 2009.
(y)  Units were made available for sale on September 18, 2009.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum Contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.................. F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-3
   Consolidated Statements of Equity, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-5
   Consolidated Statements of Comprehensive (Loss) Income,
     Years Ended December 31, 2009, 2008 and 2007........................... F-6
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of (loss) earnings, of equity, of comprehensive (loss) income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009, for recognition and presentation of other-than-temporary impairment losses on April 1, 2009, fair value measurement on January 1, 2008 and for uncertainty in income taxes of January 1, 2007.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2010

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                                                                                    2009                 2008
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value.......................  $     27,470.2       $     23,831.0
   Mortgage loans on real estate............................................         3,554.8              3,673.9
   Equity real estate, held for the production of income....................            98.5                 56.3
   Policy loans.............................................................         3,616.8              3,700.3
   Other equity investments.................................................         1,562.3              1,646.8
   Trading securities......................................................            484.6                322.7
   Other invested assets....................................................         1,482.6              1,500.9
                                                                              -----------------    -----------------
     Total investments......................................................        38,269.8             34,731.9
Cash and cash equivalents...................................................         1,791.7              2,403.2
Cash and securities segregated, at fair value...............................           985.7              2,572.6
Broker-dealer related receivables...........................................         1,087.6              1,020.4
Deferred policy acquisition costs...........................................         7,745.2              7,482.0
Goodwill and other intangible assets, net...................................         3,676.5              3,702.9
Amounts due from reinsurers.................................................         3,028.2              2,897.2
Loans to affiliates.........................................................         1,048.3                588.3
Other assets................................................................         8,254.9             13,240.8
Separate Accounts' assets...................................................        84,016.5             67,627.0
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,107.3       $     24,742.5
Future policy benefits and other policyholders liabilities..................        17,726.7             17,733.1
Broker-dealer related payables..............................................           279.4                485.5
Customers related payables..................................................         1,430.7              2,753.1
Amounts due to reinsurers...................................................            81.2                 64.2
Short-term and long-term debt...............................................           449.0                484.6
Loans from affiliates.......................................................         1,325.0              1,325.0
Income taxes payable........................................................         3,356.0              3,794.4
Noncontrolling interest subject to redemption rights........................             -                  135.0
Other liabilities...........................................................         3,002.2              2,861.4
Separate Accounts' liabilities..............................................        84,016.5             67,627.0
                                                                              -----------------    -----------------
     Total liabilities......................................................       135,774.0            122,005.8
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2.0 million shares authorized, issued and
     outstanding............................................................             2.5                  2.5
   Capital in excess of par value...........................................         5,582.3              5,184.1
   Retained earnings........................................................         6,311.8              8,412.6
   Accumulated other comprehensive loss.....................................        (1,035.7)            (2,235.6)
                                                                              -----------------    -----------------
   Total AXA Equitable's equity.............................................        10,860.9             11,363.6
                                                                              -----------------    -----------------
Noncontrolling interest.....................................................         3,269.5              2,896.9
                                                                              -----------------    -----------------
     Total equity...........................................................        14,130.4             14,260.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND EQUITY................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $     2,918.4      $      2,951.7     $      2,741.7
Premiums......................................................          431.1               758.6              804.9
Net investment (loss) income:
   Investment (loss) income from
     derivative instruments...................................       (3,079.4)            7,302.1               86.6
   Other investment income....................................        2,098.9             1,751.9            2,567.1
                                                                -----------------  -----------------  -----------------
       Total net investment (loss) income.....................         (980.5)            9,054.0            2,653.7
Investment gains (losses), net:
   Total other-than-temporary impairment losses...............         (169.2)             (285.9)             (77.8)
   Portion of loss recognized in other
     comprehensive income.....................................            5.9                 -                  -
                                                                -----------------  -----------------  -----------------
       Net impairment losses recognized.......................         (163.3)             (285.9)             (77.8)
   Other investment gains (losses), net.......................          217.0               (52.6)              70.6
                                                                -----------------  -----------------  -----------------
         Total investment gains (losses), net.................           53.7              (338.5)              (7.2)
Commissions, fees and other income............................        3,385.2             4,549.0            5,173.7
(Decrease) increase in fair value of
   reinsurance contracts......................................       (2,565.9)            1,566.8                6.9
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        3,242.0            18,541.6           11,373.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,298.1             4,702.6            1,998.5
Interest credited to policyholders' account balances..........        1,004.3             1,065.3            1,065.2
Compensation and benefits.....................................        1,858.7             1,989.1            2,453.2
Commissions...................................................        1,033.0             1,437.1            1,744.2
Distribution plan payments....................................          207.6               274.4              335.1
Amortization of deferred sales commissions....................           54.9                79.1               95.5
Interest expense..............................................          107.8                51.5               58.2
Amortization of deferred policy acquisition costs.............          115.0             3,484.7            1,099.2
Capitalization of deferred policy acquisition costs...........         (975.3)           (1,394.1)          (1,719.3)
Rent expense..................................................          258.2               246.6              224.3
Amortization of other intangible assets.......................           24.1                23.7               23.2
Other operating costs and expenses............................        1,334.3             1,196.0            1,317.9
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,320.7            13,156.0            8,695.2
                                                                -----------------  -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
(Loss) earnings from continuing operations
   before income taxes........................................  $    (3,078.7)     $      5,385.6     $      2,678.5
Income tax benefit (expense)..................................        1,272.1            (1,690.5)            (752.5)
                                                                -----------------  -----------------  -----------------

(Loss) earnings from continuing operations,
   net of income taxes........................................       (1,806.6)            3,695.1            1,926.0
Earnings (loss) from discontinued operations,
   net of income taxes........................................            2.7                (4.8)               7.7
Gains on disposal of discontinued operations,
   net of income taxes........................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------

Net (loss) earnings...........................................       (1,803.9)            3,696.6            1,936.5
   Less: net earnings attributable to noncontrolling interest.         (358.9)             (470.0)            (702.9)
                                                                -----------------  -----------------  -----------------

Net (Loss) Earnings Attributable to AXA Equitable.............  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


Amounts attributable to AXA Equitable:
   (Loss) earnings from continuing operations,
     net of income taxes......................................  $    (2,165.5)     $      3,225.1     $      1,223.1
   Earnings (loss) from discontinued operations,
     net of income taxes......................................            2.7                (4.8)               7.7
   Gain on disposal of discontinued operations,
     net of income taxes......................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------
Net (Loss) Earnings...........................................  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year.......... $          2.5      $         2.5      $         2.5
                                                                   -----------------   ----------------   ----------------

   Capital in excess of par value, beginning of year..............        5,184.1            5,265.4            5,139.6
   Issuance of AllianceBernstein Units to noncontrolling interest.          (54.5)               -                  -
   Changes in capital in excess of par value......................          452.7              (81.3)             125.8
                                                                   -----------------   ----------------   ----------------
   Capital in excess of par value, end of year....................        5,582.3            5,184.1            5,265.4
                                                                   -----------------   ----------------   ----------------

   Retained earnings, beginning of year...........................        8,412.6            5,186.0            4,507.6
   Net (loss) earnings attributable to AXA Equitable..............       (2,162.8)           3,226.6            1,233.6
   Impact of implementing new accounting guidance,
     net of taxes.................................................           62.0                -                 44.8
   Dividends on common stock......................................            -                  -               (600.0)
                                                                   -----------------   ----------------   ----------------
   Retained earnings, end of year.................................        6,311.8            8,412.6            5,186.0
                                                                   -----------------   ----------------   ----------------

   Accumulated other comprehensive loss, beginning of year........       (2,235.6)            (267.9)            (167.3)
   Impact of implementing new accounting guidance,
     net of taxes ................................................          (62.0)               -                  -
   Other comprehensive income (loss) attributable to
     AXA Equitable................................................        1,261.9           (1,967.7)            (100.6)
                                                                   -----------------   ----------------   ----------------
   Accumulated other comprehensive loss, end of year..............       (1,035.7)          (2,235.6)            (267.9)
                                                                   -----------------   ----------------   ----------------

     TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................       10,860.9           11,363.6           10,186.0
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, beginning of year.....................        2,896.9            2,478.9            2,289.9
   Net earnings attributable to noncontrolling interest...........          358.9              470.0              702.9
   Other comprehensive income (loss)
     attributable to noncontrolling interest......................           66.2              (69.9)               9.8
   Issuance of AllianceBernstein Units to
     noncontrolling interest......................................           65.2               32.5               48.5
   Exercise of AB Put.............................................          135.0              495.5                -
   Dividends paid to noncontrolling interest......................         (319.4)            (562.6)            (751.6)
   Capital contributions..........................................            -                 12.8                -
   Other changes in noncontrolling interest.......................           66.7               39.7              179.4
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, end of year...........................        3,269.5            2,896.9            2,478.9
                                                                   -----------------   ----------------   ----------------

TOTAL EQUITY, END OF YEAR......................................... $     14,130.4      $    14,260.5      $    12,664.9
                                                                   =================   ================   ================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net (loss) earnings............................................... $     (1,803.9)     $     3,696.6      $     1,936.5

Other comprehensive (loss) income, net of income taxes:
Change in unrealized gains (losses), net of
   reclassification adjustment....................................        1,331.2           (1,444.3)            (168.8)
Defined benefit plans:
   Net (loss) gain arising during year............................          (65.0)            (620.4)              38.8
   Prior service cost arising during year.........................            -                  -                  1.7
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost.....           64.6               30.8               41.2
     Amortization of net prior service credit
       included in net periodic cost..............................           (2.7)              (3.7)              (3.6)
     Amortization of net transition asset.........................            -                  -                  (.1)
                                                                   -----------------   ----------------   ----------------
       Other comprehensive (loss) income - defined benefit plans..           (3.1)            (593.3)              78.0
                                                                   -----------------   ----------------   ----------------

Comprehensive (loss) income.......................................         (475.8)           1,659.0            1,845.7
                                                                   -----------------   ----------------   ----------------

Comprehensive income attributable to noncontrolling interest......         (425.1)            (400.1)            (712.7)
                                                                   -----------------   ----------------   ----------------
Comprehensive (Loss) Income Attributable to AXA Equitable......... $       (900.9)     $     1,258.9      $     1,133.0
                                                                   =================   ================   ================






                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                       2009                2008               2007
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net (loss) earnings...........................................   $     (1,803.9)     $     3,696.6      $      1,936.5
Adjustments to reconcile net (loss) earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........          1,004.3            1,065.3             1,065.2
  Universal life and investment-type product
     policy fee income........................................         (2,918.4)          (2,951.7)           (2,741.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................         (1,353.0)             618.9                98.5
  Change in net investment income related to
     derivative instruments...................................          3,079.4           (7,302.1)              (86.6)
  Change in reinsurance recoverable with affiliate............          1,485.7           (6,351.5)                -
  Investment (gains) losses, net..............................            (53.7)             338.5                 7.2
  Change in segregated cash and securities, net...............          1,586.8             (202.6)             (360.3)
  Change in deferred policy acquisition costs.................           (860.3)           2,090.6              (620.1)
  Change in future policy benefits............................           (755.2)           2,398.0                95.4
  Change in income taxes payable..............................         (1,223.2)           1,135.0               532.9
  Change in fair value of guaranteed minimum income benefit
     reinsurance contracts....................................          2,565.9           (1,566.8)               (6.9)
  Amortization of deferred sales commissions..................             54.9               79.1                95.5
  Amortization of reinsurance cost............................            318.3               11.0                 -
  Other depreciation and amortization.........................            156.0              140.4               133.8
  Amortization of other intangible assets, net................             24.1               23.7                23.2
  Gains on disposal of discontinued operations................              -                 (6.3)               (2.8)
  Other, net..................................................            109.5             (123.4)              167.6
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) operating activities...........          1,417.2           (6,907.3)              337.4
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate............................          2,058.2            1,727.5             2,143.1
  Sales of investments........................................          6,737.3              796.2             2,356.5
  Sale of AXA Equitable Life and Annuity......................              -                 60.8                 -
  Purchases of investments....................................         (8,994.8)          (2,106.8)           (3,525.3)
  Cash settlements related to derivative instruments..........         (2,564.6)           5,337.0               (98.3)
  Change in short-term investments............................            140.3               29.3               107.0
  Decrease in loans to affiliates.............................              1.1                -                 400.0
  Increase in loans to affiliates.............................           (250.0)               -                (650.0)
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (120.7)            (163.1)             (205.0)
  Other, net..................................................              9.4              155.2               (91.2)
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by investing activities...........         (2,983.8)           5,836.1               436.8
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED

                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,394.9       $     4,384.5      $     4,102.1
    Withdrawals from and transfers to Separate Accounts.......       (2,160.9)           (2,602.8)          (3,831.7)
  Change in short-term financings.............................          (35.8)             (497.8)             199.0
  Increase in collateralized pledged liabilities..............          126.1               568.7                -
  Increase in collateralized pledged assets...................         (632.3)                -                  -
  Proceeds from loans from affiliates.........................            -               1,000.0                -
  Capital contribution........................................          438.9                 -                  -
  Shareholder dividends paid..................................            -                   -               (600.0)
  Other, net..................................................         (175.8)             (551.4)            (592.6)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........          955.1             2,301.2             (723.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (611.5)            1,230.0               51.0
Cash and cash equivalents, beginning of year..................        2,403.2             1,173.2            1,122.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,791.7       $     2,403.2      $     1,173.2
                                                                =================  =================  =================

Supplemental cash flow information:
  Interest Paid...............................................   $       16.6       $        34.4      $        52.6
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $       43.8       $       257.3      $       178.1
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs servicing private clients, sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) Bernstein research services by means of independent research, portfolio strategy, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc. (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private limited partnership interests in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein L.P. increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put. As a result of this transaction, minority interest subject to redemption rights totaling $135.0 million were reclassified as noncontrolling interests in first quarter 2009.

        On March 30, 2009, AXA Bermuda sold 41.9 million AllianceBernstein Units to an affiliate of AXA. As a result of the sale, AXA Financial Group's consolidated economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

        In 2009, AllianceBernstein awarded 9.8 million restricted Holding Units in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding Units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding Units, AXA Financial Group and the Company's Capital in excess of par value decreased by $92.5 million and $65.2 million, respectively, net of applicable taxes with respective increases in noncontrolling interests of $92.5 million and $65.2 million. On March 1, 2010, AllianceBernstein management announced their intention to make open-market purchases of up to 3.0 million Holding Units, from time to time and at their discretion, to help fund their incentive compensation award program's obligations.

        At December 31, 2009 and 2008, the Company's beneficial ownership in AllianceBernstein was approximately 35.9% and 37.4%, respectively. At December 31, 2009, AXA and its subsidiaries' beneficial ownership in AllianceBernstein was approximately 62.1%.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair statement of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2009 and 2008, respectively, the Insurance Group's General Account held $1.0 million and $1.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2009 and 2008, respectively, as reported in the consolidated balance sheet, these investments included zero and $0.8 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2009 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2009, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $60.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2009," "2008" and "2007" refer to the years ended December 31, 2009, 2008 and 2007, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:
           o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to
           o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

        As a result, total equity at December 31, 2008 increased by $2,896.9 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,896.9 million as a result of the elimination of minority interest. Additionally, for the year 2008 and 2007 respectively, (loss) earnings from continuing operations, net of income taxes increased by $470.0 million and $702.9 million and net earnings attributable to the noncontrolling interest increased by $470.0 million and $702.9 million.

        On a prospective basis, beginning January 1, 2009, this guidance required that increases and decreases in noncontrolling interests be accounted for as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests recognized as a change to the controlling entity's equity instead of current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized. The Emerging Issues Task Force ("EITF") subsequently issued related guidance to clarify that insurers would not be required to include majority owned investments when the ownership is through a Separate Account in the insurance company's evaluation of whether to consolidated such investments. This consensus is expected to be considered for finalization during the March 2010 EITF meeting.

        Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;
          o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and
          o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

        Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For Available for Sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

        The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings, as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings.

        As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62.0 million at that date with a corresponding decrease to Accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $115.5 equal to the amount of the cumulative effect adjustment, pre-DAC and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

        (Loss) earnings from continuing operations, net of income taxes, and Net
        (loss) earnings attributable to AXA Equitable for 2009 reflected increases of $5.9 million, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment (losses) gains, net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings, and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

        Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance, that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have an impact on the Company's consolidated results of operations or financial position. At December 31, 2009 and 2008, the fair value of the Company's CMBS portfolio was $1,489.8 million and $1,674.7 million, respectively.

        Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

        Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

        Effective January 1, 2008, new guidance permitted entities to elect to measure existing eligible financial assets and liabilities at fair value under the "fair value option." The objective was to provide entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management elected not to adopt the fair value option.

        On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a significant impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

        Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the other-than-temporary impairment assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,631.1 million and $1,154.9 million, respectively at December 31, 2009 and $1,616.8 million and $1,156.3, respectively at December 31, 2008 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

        On January 1, 2007, the Company adopted new guidance for accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This guidance requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of this guidance did not have a material impact on AXA Financial Group's consolidated results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On June 12, 2009, the FASB issued new guidance that eliminates the concept of qualifying special-purpose entities ("QSPEs") and their exemption from consolidation in the financial statements of a transferor of financial assets. In addition, the new guidance modifies and clarifies the conditions for derecognition of transferred financial assets, including partial transfers and subsequent measurement of retained interests. Enhanced disclosure also is required about financial asset transfers and any continuing involvement of the transferor. For calendar-year consolidated financial statements, such as those of the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Management does not expect the implementation will have a material effect on the Company's consolidated financial statements.

        Also issued by the FASB on June 12, 2009 was new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, such as the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010; earlier application is prohibited. At the date of initial adoption, all existing consolidation conclusions are required to be recalculated under the new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein has a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements, with corresponding offsets to noncontrolling interest. However, on December 4, 2009, in response to concerns raised by the asset management industry, the FASB issued an amendment deferring the effective date of this guidance as would be applied to certain investment funds and for which many of Alliance Bernstein's VIEs likely will be eligible. Management is currently evaluating the impact this new guidance may have on the Company. The adoption of this guidance may require that a significant amount of assets, liabilities, revenues and expenses of certain VIEs in which the Company has a minimal financial ownership interest be included in its consolidated financial statements, with corresponding offsets to noncontrolling interest.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities classified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment (losses) gains, net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

        If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

        Mortgage loans on real estate are reported at their unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs, are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock, and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with changes in fair value reported in comprehensive income (loss).

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2009 and 2008, the carrying value of COLI was $720.2 million and $687.3 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

        All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company has issued and continues to offer certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit For Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits, in the event of elections, being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

        A wide range of derivative contracts are used in these hedging programs, including exchange traded equity and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts and swaptions. For both GMDB and GMIB, the Company retains basis and most volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

        Reinsurance contracts covering GMIB exposure, as well as the GWBL features are considered derivatives for accounting purposes and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income in the consolidated statements of earnings except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

        In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB, and GWBL features, beginning in fourth quarter 2008 and continuing in 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities.

        Margins (or "spreads") on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. At December 31, 2009, the Company held $694.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

        At December 31, 2009, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $266.4 million. At December 31, 2009, the Company had open exchange-traded futures positions on the 10-year and 30-year U.S. Treasury Note, having initial margin requirements of $59.5 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $2.0 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2009 are exchange-traded and net settled daily in cash.

        Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

        Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2009, was $598.3 million, for which the Company had posted collateral of $632.3 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2009, the Company would not have been required to post any additional collateral to its counterparties.

        Net Investment (Loss) Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        ----------------------------------------------------------------

        Net investment income and realized investment (losses) gains, net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
          Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
          Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        At December 31, 2009, investments classified as Level 1 comprise approximately 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

        At December 31, 2009, investments classified as Level 2 comprise approximately 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

        Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2009, approximately $1,907.7 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

        As disclosed in Note 3, the net fair value of freestanding derivative positions is approximately $168.8 million at December 31, 2009, or approximately 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts is traded in the over-the-counter ("OTC") derivative market and is classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

        The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2.2 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at June 30, 2009.

        At December 31, 2009, investments classified as Level 3 comprise approximately 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2009 were approximately $365.2 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,706.9 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2009. Prior to fourth quarter 2008, pricing of the CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2009, the company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

        Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect changes in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $44.8 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2009.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2009 and 2008, no assets were measured at fair value on a non-recurring basis.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2009 and 2008.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

        Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2009, the average gross short-term and long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% ((2.1%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2009, current projections of future average gross market returns assume a 0% annualized return for the next five quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after eight quarters.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition test.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2009, the average rate of assumed investment yields, excluding policy loans, was 6.23% grading to 5.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and Guaranteed Minimum Accumulation Benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 2.25% to 9.98% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2009, participating policies, including those in the Closed Block, represent approximately 8.4% ($25.9 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2009, 2008 and 2007, investment results of such Separate Accounts were gains (losses) of $15,464.7 million, $(33,912.8) million and $5,347.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2009 was not impaired.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2009. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2009 impairment testing performed as of December 31, 2009, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2009.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. At January 1, 2007, as a result of adopting guidance for accounting for uncertainty in income taxes, the Company recognized a $44.8 million positive cumulative-effect adjustment to the January 1, 2007 balance of Retained earnings to reflect a decrease in the amount of unrecognized tax benefits.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
           o Management having the authority to approve the action commits the organization to a plan to sell the property.
           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2009 were not significant.

3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following table provides additional information for fixed maturities and equity securities classified as available for sale:

                 AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                              GROSS               GROSS
                                          AMORTIZED         UNREALIZED         UNREALIZED                             OTTI
                                            COST              GAINS              LOSSES          FAIR VALUE        IN AOCI (3)
                                      ------------------ -----------------  ------------------ ----------------  ---------------
                                                                              (IN MILLIONS)

DECEMBER 31, 2009:
------------------
Fixed Maturities:
    Corporate........................ $      19,437.7     $       991.5     $          235.1   $    20,194.1     $         .7
    U.S. Treasury, government
      and agency.....................         1,830.1              12.4                152.5         1,690.0              -
    States and political
      subdivisions...................           388.6               7.3                 14.2           381.7              -
    Foreign governments..............           270.4              32.0                   .1           302.3              -
    Commercial mortgage-backed.......         1,979.6               2.2                492.0         1,489.8              1.8
    Residential mortgage-backed(1)...         1,604.6              46.2                   .2         1,650.6              -
    Asset-backed(2)..................           278.2              10.9                 21.4           267.7              7.9
    Redeemable preferred stock.......         1,707.6               8.5                222.1         1,494.0              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------
      Total Fixed Maturities.........        27,496.8           1,111.0              1,137.6        27,470.2             10.4

Equity securities....................            43.9               9.7                  -              53.6              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------

Total at December 31, 2009........... $      27,540.7     $     1,120.7     $        1,137.6   $    27,523.8     $       10.4
                                      ================== =================  ================== ================  ===============

December 31, 2008
-----------------
Fixed Maturities:
    Corporate........................ $      18,696.8     $       232.2     $        1,713.9   $    17,215.1
    U.S. Treasury, government
      and agency.....................         1,054.7             279.5                  -           1,334.2
    States and political
      subdivisions...................           181.5              12.0                  9.1           184.4
    Foreign governments..............           214.3              37.3                  5.6           246.0
    Commercial mortgage-backed.......         2,215.5               4.0                544.8         1,674.7
    Residential mortgage-backed(1)...         1,679.0              60.5                   .4         1,739.1
    Asset-backed(2)..................           348.3              12.1                 34.7           325.7
    Redeemable preferred stock.......         1,820.9               1.0                710.1         1,111.8
                                      ------------------ -----------------  ------------------ ----------------
      Total Fixed Maturities.........        26,211.0             638.6              3,018.6        23,831.0

Equity securities....................            31.7               -                    4.9            26.8
                                      ------------------ -----------------  ------------------ ----------------

Total at December 31, 2008........... $      26,242.7     $       638.6     $        3,023.5   $    23,857.8
                                      ================== =================  ================== ================

        (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans
        (3) Amounts represent OTTI losses in AOCI, which were not included in earnings as a result of the adoption of new guidance on April 1, 2009.

        At December 31, 2009 and 2008, respectively, the Company had trading fixed maturities with an amortized cost of $114.6 million and $79.6 million and carrying values of $125.9 million and $76.2 million. Gross unrealized gains on trading fixed maturities were $12.3 million and $0.1 million and gross unrealized losses were $1.0 million and $3.5 million for 2009 and 2008, respectively.

        The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2009 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        AVAILABLE FOR SALE
                                                                ------------------------------------
                                                                   AMORTIZED
                                                                      COST            FAIR VALUE
                                                                -----------------  -----------------
                                                                           (IN MILLIONS)

Due in one year or less.......................................   $       874.9      $       898.9
Due in years two through five.................................         8,840.9            9,275.7
Due in years six through ten..................................         7,875.1            8,093.2
Due after ten years...........................................         4,335.9            4,300.3
                                                                -----------------  -----------------
     Subtotal.................................................        21,926.8           22,568.1
Commercial mortgage-backed bonds.............................          1,979.6            1,489.8
Residential mortgage-backed bonds.............................         1,604.6            1,650.6
Asset-backed bonds............................................           278.2              267.7
                                                                -----------------  -----------------
Total.........................................................   $    25,789.2      $    25,976.2
                                                                =================  =================

        During 2009, the Company recognized OTTI of $171.3 million on AFS fixed maturities, comprised of $165.4 million credit losses recognized in earnings and $5.9 million non-credit losses recognized in OCI. An additional $3.1 million OTTI was recognized in earnings related to AFS fixed maturities that the Company intended to sell or expected to be required to sell prior to recovering their amortized cost. No OTTI was recognized on equity securities.

        The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS
                                  (IN MILLIONS)

        Balance at March 31, 2009                                                                      $         -
        Cumulative adjustment related to implementing new guidance on April 1, 2009...............            (121.7)
        Impact of Consolidation of Wind-up Annuities business.....................................              (5.6)
        Previously recognized impairments on securities that matured, paid, prepaid or sold.......             147.2
        Previously recognized impairments on securities impaired to fair value this period (1)....               -
        Impairments recognized this period on securities not previously impaired..................            (143.3)
        Additional impairments this period on securities previously impaired......................             (22.1)
        Increases due to passage of time on previously recorded credit losses.....................               -
        Accretion of previously recognized impairments due to increases in expected cash flows....               -
                                                                                                      -----------------
        Balance at December 31, 2009..............................................................     $      (145.5)
                                                                                                      =================

        (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

        Net unrealized investment gains (losses) on fixed maturities and equity securities classified as available-for-sale are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                             DECEMBER 31,       December 31,
                                                 2009               2008
                                           -----------------  ------------------
                                                      (IN MILLIONS)

      AFS Securities:
        Fixed maturities:
          With OTTI loss.................   $        (10.9)    $          -
          All other......................            (15.7)          (2,380.0)
        Equity securities................              9.7               (4.9)
                                           -----------------  ------------------
      Net Unrealized Losses..............   $        (16.9)    $     (2,384.9)
                                           =================  ==================

        Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net
        (loss) earnings for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                          AOCI
                                               NET                                                  DEFERRED             (LOSS)
                                           UNREALIZED                                                INCOME          RELATED TO NET
                                              GAINS                                                    TAX             UNREALIZED
                                           (LOSSES) ON                         POLICYHOLDERS       (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC            LIABILITIES           ASSET          GAINS (LOSSES)
                                         ----------------   ---------------   ----------------   ----------------   ----------------
                                                                                (IN MILLIONS)

Balance, January 1, 2009..............   $         -        $          -      $           -      $          -       $           -
Cumulative impact of implementing
  new guidance on April 1, 2009.......            (7.0)                 .8                -                 2.2                (4.0)
Net investment gains (losses)
  arising during the period...........           (21.4)                -                  -                 -                 (21.4)
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..            22.1                 -                  -                 -                  22.1
     Excluded from Net
       (loss) earnings (1)............            (4.6)                -                  -                 -                  (4.6)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                   4.8                -                 -                   4.8
     Deferred income taxes............             -                   -                  -                 (.3)                (.3)
     Policyholders liabilities........             -                   -                  -                 -                   -
Impact of consolidation of Wind-up
  Annuities business..................             -                   -                  -                 -                   -
                                         ----------------   ---------------   ----------------   ----------------   ----------------
Balance, December 31, 2009............   $       (10.9)     $          5.6    $           -      $          1.9     $          (3.4)
                                         ================   ===============   ================   ================   ================

        (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                                        AOCI
                                               NET                                                DEFERRED             (LOSS)
                                           UNREALIZED                                              INCOME          RELATED TO NET
                                              GAINS                                                  TAX             UNREALIZED
                                           (LOSSES) ON                        POLICYHOLDERS      (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC           LIABILITIES          ASSET          GAINS (LOSSES)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
                                                                               (IN MILLIONS)

Balance January 1, 2009...............   $    (2,384.9)     $        553.6   $           -     $        681.3     $      (1,150.0)
Cumulative impact of implementing
  new guidance on April 1, 2009.......          (108.5)               19.2               -               31.2               (58.1)
Net investment gains (losses)
  arising during the period...........         2,657.4                 -                 -                -               2,657.4
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..          (115.1)                -                 -                -                (115.1)
     Excluded from Net
       (loss) earnings (1)............             4.6                 -                 -                -                   4.6
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                (601.7)              -                -                (601.7)
     Deferred income taxes............             -                   -                 -             (715.0)             (715.0)
     Policyholders liabilities........             -                   -                 -                -                   -
Impact of consolidation of Wind-up
  Annuities business..................           (59.6)                -                 -                -                 (59.6)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
Balance, December 31, 2009............   $        (6.1)     $        (28.9)  $           -     $         (2.5)    $         (37.5)
                                         ================   ===============  ================  ================   =================

        (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings for securities with no prior OTTI loss.

        The following tables disclose the fair values and gross unrealized losses of the 744 issues at December 31, 2009 and 1,373 issues at December 31, 2008 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                                 DECEMBER 31, 2009
                            --------------------------------------------------------------------------------------------
                               LESS THAN 12 MONTHS (1)        12 MONTHS OR LONGER (1)                TOTAL
                            -----------------------------  ----------------------------  -------------------------------
                                                GROSS                         GROSS                          GROSS
                                             UNREALIZED                     UNREALIZED                     UNREALIZED
                              FAIR VALUE       LOSSES        FAIR VALUE       LOSSES       FAIR VALUE        LOSSES
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                   (IN MILLIONS)

  Fixed Maturities:
    Corporate.............. $     2,043.5  $      (53.9)   $    2,022.3   $     (181.2)  $     4,065.8   $     (235.1)
    U.S. Treasury,
      government and
      agency...............       1,591.7        (152.4)            -              -           1,591.7         (152.4)
    States and political
      subdivisions.........         209.7         (10.5)           23.5           (3.7)          233.2          (14.2)
    Foreign governments....          41.0           (.1)            5.1            -              46.1            (.1)
    Commercial
      mortgage-backed......          33.6         (15.7)        1,348.8         (476.2)        1,382.4         (491.9)
    Residential
      mortgage-backed......          54.1           (.1)            2.4            (.2)           56.5            (.3)
    Asset-backed...........          48.6          (8.5)           68.6          (12.9)          117.2          (21.4)
    Redeemable
      preferred stock......          51.2          (6.6)        1,283.3         (215.6)        1,334.5         (222.2)
                            -------------  --------------  ------------   -------------  -------------   ---------------
   Total                    $     4,073.4  $     (247.8)   $    4,754.0   $     (889.8)  $     8,827.4   $   (1,137.6)
                            =============  ==============  ============   =============  =============   ===============

        (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance on April 1, 2009.

                                                                December 31, 2008
                           --------------------------------------------------------------------------------------------
                                Less Than 12 Months            12 Months or Longer                  Total
                           ------------------------------ -----------------------------  ------------------------------
                                              Gross                          Gross                          Gross
                                            Unrealized                     Unrealized                     Unrealized
                             Fair Value       Losses        Fair Value       Losses       Fair Value        Losses
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                  (In Millions)

Fixed Maturities:
  Corporate..............   $     8,475.3  $     (985.0)   $    3,489.6   $     (728.9)  $   11,964.9    $   (1,713.9)
  U.S. Treasury,
    government and
    agency...............             -             -               -              -              -               -
  States and political
    subdivisions.........            52.2          (6.6)           17.7           (2.5)          69.9            (9.1)
  Foreign governments....            70.0          (5.6)            -              -             70.0            (5.6)
  Commercial mortgage-
     backed..............           308.7         (19.4)        1,342.5         (525.4)       1,651.2          (544.8)
  Residential mortgage-
     backed..............              .1           -               3.7            (.5)           3.8             (.5)
  Asset-backed...........            71.1          (6.7)           63.5          (28.0)         134.6           (34.7)
  Redeemable
    preferred stock......           510.0        (343.5)          521.8         (366.6)       1,031.8          (710.1)
                            -------------  --------------  ------------   -------------  -------------   ---------------

Total                       $     9,487.4  $   (1,366.8)   $    5,438.8   $   (1,651.9)  $   14,926.2    $   (3,018.7)
                            =============  ==============  ============   =============  =============  ================

        The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The

        Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.39% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2009 and 2008 were $149.8 million and $207.9 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2009 and 2008, respectively, approximately $2,211.7 million and $900.4 million, or 8.0% and 3.5%, of the $27,496.8 million and $26,211.0 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455.9 million and $214.2 million at December 31, 2009 and 2008, respectively.

        The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2009, the Company owned $37.0 million in RMBS backed by subprime residential mortgage loans, and $23.0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2009, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $20.6 million.

        For 2009, 2008 and 2007, respectively, investment income is shown net of investment expenses of $77.5 million, $101.3 million and $272.5 million.

        At December 31, 2009 and 2008, respectively, the Company's trading account securities had amortized costs of $331.7 million and $514.5 million and fair values of $484.6 million and $322.7 million. At December 31, 2009 and 2008, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $37.6 million and $38.5 million and costs of $34.9 million and $43.9 million as well as other equity securities with carrying values of $53.6 million and $26.8 million and costs of $43.9 million and $31.7 million.

        In 2009, 2008 and 2007, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $133.1 million, $(387.8) million and $35.6 million, respectively, were included in Net investment income in the consolidated statements of earnings.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero at December 31, 2009 and 2008, respectively. Gross interest income on these loans included in net investment income totaled zero, zero and $3.9 million in 2009, 2008 and 2007, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans was $3.3 million in 2007; there were no such amounts in 2009 and 2008.

        During 2009, 2008 and 2007, respectively, the Company's average recorded investment in impaired mortgage loans was $0.1 million, $7.4 million and $49.1 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million and $4.5 million for 2008 and 2007, respectively; there was no such amount in 2009.

        At December 31, 2009 and 2008, respectively, there were no mortgage loans on real estate that had been classified as nonaccrual loans.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2009 and 2008, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2009, 2008 and 2007 no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was zero and $189.8 million at December 31, 2009 and 2008, respectively. Depreciation expense on real estate totaled $9.2 million, $12.8 million and $14.2 million for 2009, 2008 and 2007, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        There were no investment valuation allowances for mortgage loans and equity real estate at December 31, 2009. Investment valuation allowances for mortgage loans and equity real estate at December 31, 2008 and 2007 follows:

                                                     2008            2007
                                                -------------    -------------
                                                         (IN MILLIONS)

        Balances, beginning of year..........    $   1.4          $  21.0
        Additions charged to income..........        -               20.9
        Deductions for writedowns and
          asset dispositions.................       (1.4)           (40.5)
                                                -------------    -------------
        Balances, End of Year................    $   -            $   1.4
                                                =============    =============

        Balances, end of year comprise:
          Mortgage loans on real estate......    $   -            $   1.4
                                                -------------    -------------
        Total................................    $   -            $   1.4
                                                =============    =============

        Equity Method Investments
        -------------------------

        Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,308.4 million and $1,414.6 million, respectively, at December 31, 2009 and 2008. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $90.6 million and $48.3 million, respectively, at December 31, 2009 and 2008. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(77.6) million, $(58.1) million and $237.1 million, respectively, for 2009, 2008 and 2007.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 4 individual ventures at

        December 31, 2009 and 2008, respectively) and the Company's carrying value and equity in net (loss) earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost......................    $      546.6       $      318.2
        Investments in securities, generally at fair value...................            33.9               47.3
        Cash and cash equivalents............................................            20.6                7.8
        Other assets.........................................................              .8                8.7
                                                                                ----------------   -----------------
        Total Assets.........................................................    $      601.9       $      382.0
                                                                                ================   =================

        Borrowed funds - third party.........................................    $      309.5       $      190.3
        Other liabilities....................................................            15.1                3.1
                                                                                ----------------   -----------------
        Total liabilities....................................................           324.6              193.4
                                                                                ----------------   -----------------

        Partners' capital....................................................           277.3              188.6
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital..............................    $      601.9       $      382.0
                                                                                ================   =================

        The Company's Carrying Value in Those Entities Included Above........    $      155.4       $      110.6
                                                                                ================   =================


                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............. $        30.3       $       59.9       $       77.5
        Net revenues of other limited partnership interests.           (5.4)               -                 15.3
        Interest expense - third party......................          (6.8)             (14.1)             (18.2)
        Other expenses......................................         (17.4)             (37.3)             (43.8)
                                                            -----------------   ----------------   -----------------
        Net Earnings........................................ $          .7       $        8.5       $       30.8
                                                            =================   ================   =================

        The Company's Equity in Net (Loss) Earnings of
          Those Entities Included Above.....................$         (2.4)     $        12.3       $       24.6
                                                            =================   ================   =================

        Derivatives
        -----------

        The table below presents quantitative disclosures about the Company's derivative instruments at December 31, 2009, including those embedded in other contracts though required to be accounted for as derivative instruments.

                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2009

                                                              FAIR VALUE             GAINS (LOSSES)
                                                     -----------------------------    REPORTED IN
                                          NOTIONAL       ASSET         LIABILITY       NET (LOSS)
                                           AMOUNT      DERIVATIVES    DERIVATIVES       EARNINGS
                                         ----------  --------------  -------------   --------------
                                                     (IN MILLIONS)

FREESTANDING DERIVATIVES:
Equity contracts(1):
   Futures.........................      $  3,399.4  $       -         $     -       $  (1,141.5)
   Swaps...........................           801.0           .8            19.1          (270.7)
   Options.........................        11,650.0        920.1         1,138.6          (817.6)

Interest rate contracts (1):
   Floors..........................        15,000.0        299.6             -            (128.2)
   Swaps...........................         2,100.0         86.2            24.8          (178.4)
   Futures.........................         3,790.9          -               -            (526.1)
   Swaptions.......................         1,200.0         44.6             -             (16.9)

Other freestanding contracts (2):..             -            -               -               -
                                                                                      ------------
   NET INVESTMENT LOSS                                                                  (3,079.4)
                                                                                      ------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts(2)......             -        2,255.8             -          (2,565.9)

GWBL features (3)..................             -            -              54.9           217.7

                                         ----------  --------------  -------------   --------------
Balances, Dec. 31, 2009............      $ 37,941.3  $   3,607.1       $ 1,237.4     $  (5,427.9)
                                         ==========  ==============  =============   ==============

        (1) Reported in Other invested assets in the consolidated balance sheets.
        (2) Reported in Other assets in the consolidated balance sheets.
        (3) Reported in Future policy benefits and other policyholder liabilities.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,410.5 million and $3,413.8 million at December 31, 2009 and 2008, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2009 and 2008 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2009, the impairment test indicated that goodwill was not impaired.

        The gross carrying amount of AllianceBernstein related intangible assets were $555.4 million and $553.8 million at December 31, 2009 and 2008, respectively and the accumulated amortization of these intangible assets were $289.4 million and $265.3 million at December 31, 2009 and 2008, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24.1 million, $23.7 million and $23.5 million for 2009, 2008 and 2007, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22.0 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2009, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2009 and 2008, respectively, net deferred sales commissions totaled $90.2 million and $113.5 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2009 net asset balance for each of the next five years is $41.2 million, $24.7 million, $15.2 million, $7.9 million and $1.1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2009, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2009 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block is as follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                    2009             2008
                                                                               -------------    -------------
                                                                                       (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $   8,411.7      $   8,544.8
        Other liabilities....................................................         69.8             71.3
                                                                               -------------    -------------
        Total Closed Block liabilities.......................................      8,481.5          8,616.1
                                                                               -------------    -------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
           cost of $5,575.5 and $5,517.6)....................................      5,631.2          5,041.5
        Mortgage loans on real estate........................................      1,028.5          1,107.1
        Policy loans.........................................................      1,157.5          1,180.3
        Cash and other invested assets.......................................         68.2            104.2
        Other assets.........................................................        264.1            472.4
                                                                               -------------    -------------
        Total assets designated to the Closed Block..........................      8,149.5          7,905.5
                                                                               -------------    -------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................        332.0            710.6

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains (losses), net of deferred
             income tax (expense) benefit of $(23.4) and $166.4..............         43.6           (309.2)
                                                                               -------------    -------------

        Maximum Future Earnings To Be Recognized From
           Closed Block Assets and Liabilities...............................  $     375.6      $     401.4
                                                                               =============    =============

        Closed Block revenues and expenses were as follows:

                                                                   2009           2008           2007
                                                              -------------  -------------  -------------
                                                                           (IN MILLIONS)

        REVENUES:
        Premiums and other income............................ $      381.9   $     392.6    $     409.6
        Investment income (net of investment
           expenses of $.1, $1.1, and $.2)...................        481.6         496.0          501.8
        Investment (losses) gains, net:
            Total OTTI losses................................        (10.0)        (45.8)          (3.0)
            Portion of loss recognized in
              other comprehensive income.....................           .2           -              -
                                                              -------------  -------------  -------------
            Net impairment losses recognized.................         (9.8)        (45.8)          (3.0)
            Other investment gains (losses), net.............           .4          (1.7)          10.9
                                                              -------------  -------------  -------------
                Total investment (losses) gains, net.........         (9.4)        (47.5)           7.9
                                                              -------------  -------------  -------------
        Total revenues.......................................        854.1         841.1          919.3
                                                              -------------  -------------  -------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        811.7         818.7          828.2
        Other operating costs and expenses...................          2.6           7.4            2.7
                                                              -------------  -------------  -------------
        Total benefits and other deductions..................        814.3         826.1          830.9
                                                              -------------  -------------  -------------

        Net revenues before income taxes.....................         39.8          15.0           88.4
        Income tax expense...................................        (14.0)         (5.2)         (31.0)
                                                              -------------  -------------  -------------
        Net Revenues......................................... $       25.8   $       9.8    $      57.4
                                                              =============  =============  =============

        The balance for policyholder dividend obligation for both December 31, 2009 and December 31, 2008 was zero.

        During 2009, 2008 and 2007, the Closed Block's average recorded investment in impaired mortgage loans were zero, $0.4 million and $36.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, zero and $3.9 million for 2009, 2008 and 2007, respectively.

        There were no valuation allowances on mortgage loans at December 31, 2009 and 2008. Writedowns of fixed maturities were $9.8 million, $45.8 million and $3.0 million for 2009, 2008 and 2007, respectively.


6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                               DECEMBER 31,
                                                          ----------------------
                                                              2009        2008
                                                          ----------- ----------
                                                               (IN MILLIONS)

        Balance, beginning of year....................... $   807.9   $ 754.2
        Contractholder bonus interest credits deferred ..      60.6     137.6
        Amortization charged to income ..................     (73.6)    (83.9)
                                                          ----------- ----------
        Balance, End of Year ............................ $   794.9   $ 807.9
                                                          =========== ==========

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below as of the dates indicated:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009

                                                 LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                             -------------    -------------   -------------    -------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
    Corporate.........................       $       -        $   19,728.5    $      465.6     $  20,194.1
    U.S. Treasury, government
       and agency.....................               -             1,690.0             -           1,690.0
    States and political subdivisions.               -               334.3            47.4           381.7
    Foreign governments...............               -               281.6            20.7           302.3
    Commercial mortgage-backed(1).....               -                 -           1,489.8         1,489.8
    Residential mortgage-backed(1)....               -             1,650.6             -           1,650.6
    Asset-backed(2)...................               -                50.6           217.1           267.7
    Redeemable preferred stock........             190.6           1,291.0            12.4         1,494.0
                                             -------------    -------------   -------------    -------------
       Subtotal.......................             190.6          25,026.6         2,253.0        27,470.2
                                             -------------    -------------   -------------    -------------
 Other equity investments.............              90.3               -                .9            91.2
 Trading securities...................             423.0              60.9              .7           484.6
 Other invested assets................               -               (36.3)          299.6           263.3
Cash equivalents......................           1,366.5               -               -           1,366.5
Segregated securities.................               -               985.7             -             985.7
GMIB reinsurance contracts............               -                 -           2,255.8         2,255.8
Separate Accounts' assets.............          82,102.3           1,684.5           229.7        84,016.5
                                             -------------    -------------   -------------    -------------
    Total Assets......................       $  84,172.7      $   27,721.4    $    5,039.7     $ 116,933.8
                                             =============    =============   =============    =============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $       54.9     $      54.9
                                             -------------    -------------   -------------    -------------
    Total Liabilities.................       $       -        $        -      $       54.9     $      54.9
                                             =============    =============   =============    =============

        (1) Includes publicly traded agency pass-through securities and collateralized obligations.
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2008

                                                Level 1          Level 2         Level 3            Total
                                             -------------    -------------   -------------    --------------
                                                                     (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale       $     149.9      $   21,256.7    $    2,424.4     $   23,831.0
  Other equity investments............              63.4               -               2.0             65.4
  Trading securities..................             322.6               -                .1            322.7
  Other invested assets...............              31.1             419.0           547.0            997.1
Loans to affiliates...................               -               588.3             -              588.3
Cash equivalents......................           1,832.3               -               -            1,832.3
Segregated securities.................               -             2,572.6             -            2,572.6
GMIB reinsurance contracts............               -                 -           4,821.7          4,821.7
Separate Accounts' assets.............          66,044.4           1,248.3           334.3         67,627.0
                                             -------------    -------------   -------------    --------------
    Total Assets......................       $  68,443.7      $   26,084.9    $    8,129.5     $  102,658.1
                                             =============    =============   =============    ==============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $      272.6     $      272.6
                                             -------------    -------------   -------------    --------------
    Total Liabilities.................       $       -        $        -      $      272.6     $      272.6
                                             =============    =============   =============    ==============

        The table below presents a reconciliation for all Level 3 assets at December 31, 2009 and 2008, respectively:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                                   U.S.                   STATE AND
                                                TREASURY,                 POLITICAL     COMMERCIAL     RESIDENTIAL
                                                GOVT AND     FOREIGN         SUB-        MORTGAGE-      MORTGAGE-       ASSET-
                                   CORPORATE     AGENCY       GOVTS       DIVISIONS       BACKED          BACKED        BACKED
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, January 1, 2009........   $   411.1    $   -        $   64.0     $   55.4      $  1,587.3     $       -      $ 304.1
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income.......         1.9        -             -            -               3.1             -         (1.7)
    Investment (losses), net....       (40.4)       -             -            -             (23.8)            -        (19.6)
    (Decrease) increase in
     the fair value of the
     reinsurance contracts......         -          -             -            -               -               -          -
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
      Subtotal..................       (38.5)       -             -            -             (20.7)            -        (21.3)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
   Other comprehensive
    income (loss)...............        13.9        -             2.5         (7.2)           49.1             -         20.3
Purchases/issuances.............       107.1        -             1.0          -               -               -          -
Sales/settlements...............       (41.5)       -             (.2)         (.8)         (127.3)            -        (47.9)
Transfers into/out of
 Level 3 (2)....................        13.5        -           (46.6)         -               1.4             -        (38.1)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, Dec. 31, 2009..........   $   465.6    $   -        $   20.7     $   47.4      $  1,489.8     $       -      $ 217.1
                                  ===========  ==========   ==========   ===========   ============   =============   ==========

        (1) Includes Trading Securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                    REDEEMABLE        OTHER            OTHER             GMIB         SEPARATE          GWBL
                                     PREFERRED        EQUITY          INVESTED       REINSURANCE      ACCOUNTS        FEATURES
                                      STOCK        INVESTMENTS(1)      ASSETS           ASSET          ASSETS        LIABILITY
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, January 1, 2009......... $         2.5   $          2.1    $       547.0   $     4,821.7   $     334.3    $       272.6
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income....               -                -             (357.2)            -             -                -
    Investment (losses), net.             (45.1)             -                -               -           (94.8)             -
    (Decrease) increase in
     the fair value of the
     reinsurance contracts...               -                -                -          (2,746.3)          -                -
    Policyholders' benefits..               -                -                -               -             -             (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
      Subtotal...............             (45.1)             -             (357.2)       (2,746.3)        (94.8)          (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
   Other comprehensive
    income (loss)............              34.1              -                -               -             -                -
Purchases/issuances..........                                                 -             180.4           1.2             11.9
Sales/settlements............               -               (1.2)           109.8             -            (7.3)             -
Transfers into/out of
 Level 3 (2).................              20.9               .7              -               -            (3.7)             -
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, Dec. 31, 2009.......     $        12.4   $          1.6    $       299.6   $     2,255.8   $     229.7    $        54.9
                                  ==============  ================  =============   ==============  =============  ==============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                       Fixed
                                     Maturities        Other           Other           GMIB           Separate       GWBL
                                     Available         Equity         Invested      Reinsurance       Accounts      Features
                                      For Sale     Investments(1)      Assets          Asset           Assets      Liability
                                   ------------   ---------------    ----------    -------------    -----------   ----------

Balance, Dec. 31, 2007..........   $   2,503.4    $       3.0        $    160.9    $    124.7       $      40.8   $    -
 Impact of adopting fair value
   guidance, included in
   earnings .................              -              -                 -           210.6               -          -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Jan. 1, 2008........          2,503.4            3.0             160.9         335.3              40.8        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
 Total gains (losses), realized
  and unrealized, included in:
    Earnings as:
     Net investment income...              3.3            -               359.3           -                 -          -
     Investment (losses)
      gains, net.............           (144.5)          (1.1)              -             -               (17.4)       -
     Commissions, fees and
      other income...........              -              -                 -         3,571.2               -          -
     Policyholders' benefits.              -              -                 -             -                 -        265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
           Subtotal..........           (141.2)          (1.1)            359.3       3,571.2             (17.4)     265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
     Other comprehensive
       (loss) income.........           (384.6)            .6               -             -                 -          -
 Purchases/issuances and
  sales/settlements, net.....            (85.6)           (.4)             26.8         915.2             248.6        7.4
 Transfers into/out of
  Level 3(2).................            532.4            -                 -             -                62.3        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Dec. 31, 2008.......      $   2,424.4    $       2.1        $    547.0    $  4,821.7       $     334.3   $  272.6
                                   ============   ===============    ==========    =============    ===========   ==========


        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2009 and 2008 by category for Level 3 assets still held at December 31, 2009 and 2008, respectively:

                                                              EARNINGS
                                         ----------------------------------------------------
                                                          INVESTMENT        CHANGE IN
                                              NET            GAINS        FAIR VALUE OF                         POLICY-
                                          INVESTMENT       (LOSSES),       REINSURANCE                          HOLDERS'
                                            INCOME            NET           CONTRACTS            OCI            BENEFITS
                                         ------------    ------------    --------------     -------------    --------------
                                                                          (IN MILLIONS)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized gains
   or losses
     Fixed maturities,
      available-for-sale:
        Corporate....................    $      -        $      -        $       -          $      (2.2)     $       -
        U.S. Treasury, government
          and agency.................           -               -                -                  -                -
        State and political
          subdivisions...............           -               -                -                 (7.3)             -
        Foreign governments..........           -               -                -                  2.5              -
        Commercial
          mortgage-backed............           -               -                -                 36.8              -
        Residential
          mortgage-backed............           -               -                -                  -                -
        Asset-backed.................           -               -                -                  7.1              -
        Redeemable preferred stock...           -               -                -                 34.1              -
                                         ------------    ------------    --------------     -------------    --------------
            Subtotal.................           -               -                -                 71.0              -
     Equity securities,
        available for sale...........           -               -                -                  -                -
     Other equity investments........           -               -                -                  0.2              -
     Other invested assets...........        (247.4)            -                -                  -                -
     Cash equivalents................           -               -                -                  -                -
     Segregated securities...........           -               -                -                  -                -
     GMIB reinsurance contracts......           -               -           (2,565.9)               -                -
     Separate Accounts' assets.......           -             (95.5)             -                  -                -
     GWBL features' liability........           -               -                -                  -              217.7
                                         ------------    ------------    --------------     -------------    --------------
         Total.......................    $   (247.4)     $    (95.5)     $  (2,565.9)       $      71.2      $     217.7
                                         ============    ============    ==============     =============    ==============

                                                               Earnings
                                              -------------------------------------------
                                                                              Change in
                                                  Net         Investment    Fair Value of                    Policy-
                                              Investment        Gains        Reinsurance                     holders'
                                                Income      (Losses), Net     Contracts          OCI         Benefits
                                              ----------    -------------   -------------    -----------    -----------
                                                                            (In Millions)
Full Year 2008
Still Held at December 31, 2008:
   Change in unrealized gains or losses
     Fixed maturities, available
       for sale....................           $       -     $        -      $        -      $     (394.1)   $        -
     Other equity investments......                   -              -               -                .6             -
     Other invested assets.........                 386.1            -               -               -               -
     Cash equivalents..............                   -              -               -               -               -
     Segregated securities.........                   -              -               -               -               -
     GMIB reinsurance contracts....                   -              -           3,571.2             -               -
     Separate Accounts' assets.....                   -            (16.6)            -               -               -
     GWBL features' liability......                   -              -               -               -             265.2
                                              -----------   -------------   ------------    -------------   ------------
       Total.......................           $     386.1   $      (16.6)   $    3,571.2    $     (393.5)   $      265.2
                                              ===========   =============   ============    =============   ============

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2009 and 2008, no assets were required to be measured at fair value on a non-recurring basis.

        The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2009                               2008
                                                ---------------------------------  ---------------------------------
                                                   CARRYING           FAIR            Carrying            Fair
                                                    VALUE             VALUE            Value             Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        -------------
          Mortgage loans on real estate......... $    3,554.8     $     3,547.4     $     3,673.9     $    3,624.5
          Other limited partnership interests...      1,308.4           1,308.4           1,414.6          1,414.6
          Policyholders liabilities:
            Investment contracts................      2,721.0           2,729.4           3,072.9          3,162.5
            Loans to Affiliates.................      1,048.3           1,077.2             588.3            588.3
          Long-term debt........................        199.9             226.0             199.9            190.8

        Closed Blocks:
        --------------
          Mortgage loans on real estate......... $    1,028.5     $     1,021.2     $     1,107.1     $    1,102.6
          Other equity investments..............          1.5               1.5               2.7              2.7
          SCNILC liability......................          7.6               7.6               8.6              8.6

        Wind-up Annuities(1):
        ---------------------
          Mortgage loans on real estate......... $        -       $         -       $         1.2     $        1.3
          Other equity investments..............          -                 -                 1.3              1.3
          Guaranteed interest contracts.........          -                 -                 5.5              6.2

        (1) At December 31, 2009, the remaining assets and liabilities of the group non-participating wind-up annuity line of business ("Wind-up Annuities") were consolidated into the Company's consolidated balance sheet on a line by line basis. At December 31, 2009 Wind-up Annuities had mortgage loans on real estate with a carrying value of $150.4 million and fair value of $156.4 million; other equity investment, with a carrying value and fair value of $1.3 million and guaranteed interest contracts with a carrying value of $5.4 million and a fair value of $5.6 million.

8)      GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL
           ------------------------------------------------

        The Company has certain variable annuity contracts with GMDB, GMIB, and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2007.........................  $       163.7      $         228.3    $         392.0
          Paid guarantee benefits..........................          (30.6)                (2.7)             (33.3)
          Other changes in reserve.........................          120.0                 84.3              204.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2007.......................          253.1                309.9              563.0
          Paid guarantee benefits..........................          (72.8)                (8.2)             (81.0)
          Other changes in reserve.........................          800.6              1,678.2            2,478.8
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2008.......................          980.9              1,979.9            2,960.8
          Paid guarantee benefits..........................         (249.1)               (57.6)            (306.7)
          Other changes in reserve.........................          354.7               (309.4)              45.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2009.......................  $     1,086.5      $       1,612.9    $       2,699.4
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            -----------------
                                                             (IN MILLIONS)

        Balance at January 1, 2007.........................  $        23.6
          Paid guarantee benefits ceded....................           (7.6)
          Other changes in reserve.........................           11.5
                                                            -----------------
        Balance at December 31, 2007.......................           27.5
          Paid guarantee benefits..........................           (7.1)
          Other changes in reserve.........................          306.9
                                                            -----------------
        Balance at December 31, 2008.......................          327.3
          Paid guarantee benefits..........................          (86.6)
          Other changes in reserve.........................          164.3
                                                            -----------------
        Balance at December 31, 2009.......................  $       405.0
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

        The December 31, 2009 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                     RETURN
                                                       OF
                                                     PREMIUM        RATCHET        ROLL-UP         COMBO             TOTAL
                                                 --------------  ------------   -------------   --------------   --------------
                                                                             (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account..................   $    11,156     $     279      $      161      $       531      $    12,127
             Separate Accounts................   $    25,729     $   6,944      $    4,231      $    31,686      $    68,590
          Net amount at risk, gross...........   $     2,444     $   1,728      $    2,861      $    10,511      $    17,544
          Net amount at risk, net of
             amounts reinsured................   $     2,444     $     1,102    $    1,933      $     4,357      $     9,836
          Average attained age of
             contractholders..................            49.7          62.3            67.0             62.5             53.4
          Percentage of contractholders
             over age 70......................             7.6%         24.8%           41.8%            23.8%            12.9%
          Range of contractually specified
             interest rates..................           N/A             N/A            3%-6%         3%-6.5%          3%-6.5%

        GMIB:
        -----
          Account values invested in:
             General Account..................          N/A             N/A     $       36      $       775      $       811
             Separate Accounts................          N/A             N/A     $    2,836      $    43,484      $    46,320
          Net amount at risk, gross...........          N/A             N/A     $    1,318      $     1,027      $     2,345
          Net amount at risk, net of
             amounts reinsured................          N/A             N/A     $      386      $       253      $       639
          Weighted average years remaining
             until annuitization..............          N/A             N/A              1.1              7.0              6.5
          Range of contractually
             specified interest rates........           N/A             N/A          3%-6%           3%-6.5%          3%-6.5%

        The GWBL related liability was $54.9 million at December 31, 2009; which is accounted for as an embedded derivative. This liability reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature over a range of market consistent economic scenarios.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                 DECEMBER 31,
                                                        ---------------------------
                                                             2009           2008
                                                        ------------  -------------
                                                             (IN MILLIONS)

       GMDB:
          Equity......................................   $ 41,447      $ 30,428
          Fixed income................................      3,957         3,745
          Balanced....................................     20,940        17,469
          Other.......................................      2,246         2,410
                                                        ------------  -------------
          Total.......................................   $ 68,590      $ 54,052
                                                        ============  =============

       GMIB:
          Equity......................................   $ 27,837      $ 19,138
          Fixed income................................      2,514         2,219
          Balanced....................................     15,351        12,887
          Other.......................................        618         1,272
                                                        ------------  -------------
          Total.......................................   $ 46,320      $ 35,516
                                                        ============  =============


        C) Hedging Programs for GMDB, GWBL and GMIB Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes derivative instruments, such as exchange-traded futures contracts, options and interest rate swap and floor contracts as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2009, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $36.45 billion and $6.99 billion, respectively, with the GMDB feature and $17.98 billion and $260.0 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment. Therefore, gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            -------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT       REINSURANCE
                                                               LIABILITY         CEDED             NET
                                                            -------------   --------------  ------------
                                                                             (IN MILLIONS)

       Balance at January 1, 2007.........................   $     66.8      $     (47.9)    $     18.9
          Other changes in reserves.......................         68.2            (59.7)           8.5
                                                            -------------   --------------  ------------
       Balance at December 31, 2007.......................        135.0           (107.6)          27.4
          Other changes in reserves.......................         68.0            (45.0)          23.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2008.......................        203.0           (152.6)          50.4
          Other changes in reserves.......................         52.0            (21.0)          31.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2009.......................   $    255.0      $    (173.6)    $     81.4
                                                            =============   ==============  ============


9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25.0 million and on each second-to-die policy of $30.0 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2009, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 37.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.8% of its current liability exposure resulting from the GMIB feature. See Note 8.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2009 and 2008 were $2,255.8 million and $4,821.7 million, respectively. The (decreases) increases in estimated fair value were $(2,565.9) million, $1,566.8 million and $6.9 million for 2009, 2008 and 2007, respectively.

        At December 31, 2009 and 2008, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $3,028.2 million and $2,897.2 million. Reinsurance payables related to insurance contracts totaling $79.7 million and $62.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2009 and 2008, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $207.0 million and $236.8 million at December 31, 2009 and 2008, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2009 and 2008 were $648.1 million and $732.3 million, respectively.

        The following table summarizes the effect of reinsurance:

                                                                2009             2008           2007
                                                            -------------  --------------   ------------
                                                                           (IN MILLIONS)

        Direct premiums....................................  $     838.2    $    848.3       $    855.1
        Reinsurance assumed................................        202.0         193.8            193.0
        Reinsurance ceded..................................       (609.1)       (283.5)          (243.2)
                                                            -------------  --------------   ------------
        Premiums                                             $     431.1    $    758.6       $    804.9
                                                            =============  ==============   ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $     197.1    $    169.1       $    153.9
                                                            =============  ==============   ============
        Policyholders' Benefits Ceded......................  $     485.2    $  1,221.8       $    510.7
                                                            =============  ==============   ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $       -      $     33.2       $     56.1
                                                            =============  ==============   ============

        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.0 million and $94.4 million at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, respectively, $1,667.4 million and $1,680.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                 2009             2008             2007
                                                            --------------   --------------   --------------
                                                                              (IN MILLIONS)

        Incurred benefits related to current year..........  $       37.6     $      35.5      $       32.9
        Incurred benefits related to prior years...........           6.4             4.2              13.2
                                                            --------------   --------------   --------------
        Total Incurred Benefits............................  $       44.0     $      39.7      $       46.1
                                                            ==============   ==============   ==============

        Benefits paid related to current year..............  $       12.7     $      10.8      $       11.9
        Benefits paid related to prior years...............          34.1            28.8              32.8
                                                            --------------   --------------   --------------
        Total Benefits Paid................................  $       46.8     $      39.6      $       44.7
                                                            ==============   ==============   ==============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              ------------------------------
                                                                                    2009           2008
                                                                              --------------  --------------
                                                                                      (IN MILLIONS)
        Short-term debt:
        AllianceBernstein commercial paper
          (with interest rates of 0.2% and 1.8%).............................  $      249.1    $      284.8
                                                                              --------------  --------------
            Total short-term debt............................................         249.1           284.8
                                                                              --------------  --------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015.....................................         199.9           199.8
                                                                              --------------  --------------
            Total long-term debt.............................................         199.9           199.8
                                                                              --------------  --------------

        Total Short-term and Long-term Debt..................................  $      449.0    $      484.6
                                                                              ==============  ==============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12.9 million, as of December 31, 2009). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2009, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2009, SCB LLC maintained four separate uncommitted credit facilities with various banks totaling $525.0 million. In addition, SCB LLC has two lines of credit with a commercial bank as of December 31, 2009 and December 31, 2008, one for $75.0 million secured by U.S. Treasury Bills and a second for $50.0 million secured by pledges of equity securities.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders that expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. Amounts borrowed under the commercial paper program reduce amounts available for direct borrowing under the revolving credit facility on a dollar-for-dollar basis. AllianceBernstein was in compliance with the covenants as of December 31, 2009.

        Long-term Debt
        ---------------

        At December 31, 2009, the Company was not in breach of any long-term debt covenants.


11)     RELATED PARTY TRANSACTIONS

        Loans to Affiliates
        -------------------

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        Loans from Affiliates
        ---------------------

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        Other Transactions
        ------------------

        On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1.10 billion to a non-insurance subsidiary of AXA Financial in exchange for $700.0 million in cash and $400.0 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $438.9 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $56.3 million, $76.2 million and $63.1 million, respectively, for 2009, 2008 and 2007.

        In 2009, 2008 and 2007, respectively, the Company paid AXA Distribution and its subsidiaries $634.0 million, $754.2 million and $806.9 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $402.4 million, $320.5 million and $340.2 million, respectively, for their applicable share of operating expenses in 2009, 2008 and 2007, pursuant to the Agreements for Services.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2010 is expected to be approximately $348.0 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2009, 2008 and 2007 under this arrangement totaled approximately $0.6 million, zero and $1.7 million, respectively. Claims and expenses paid in 2009, 2008 and 2007 were $0.5 million, zero and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152.0 million, $157.8 million and $143.6 million in 2009, 2008 and 2007, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $50.3 million, $63.0 million and $58.4 million in 2009, 2008 and 2007, respectively. The net receivable related to these contracts was approximately $5.6 million and $3.4 million at December 31, 2009 and 2008, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                    2009               2008              2007
                                                              --------------      --------------    --------------
                                                                                  (IN MILLIONS)
        Investment advisory and services fees..............   $       658.5       $       870.5     $      1,027.6
        Distribution revenues..............................           277.3               378.4              473.4
        Other revenues - shareholder servicing fees........            90.1                99.0              103.6
        Other revenues - other.............................             7.0                 6.9                6.5
        Institutional research services....................             1.1                 1.2                1.6

12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

        For 2009, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $12.8 million and $19.0 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The Company's funding policy to its qualified pension plans (other than those of AllianceBernstein) is to make annual aggregate contributions of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, is greater. Cash contributions during 2010 are estimated to be approximately $215.0 million. AllianceBernstein's policy is to satisfy its funding obligation to its qualified retirement plan each year in an amount not less than the minimum required by ERISA, as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        38.3       $       41.6       $       39.0
        Interest cost......................................          136.2              134.1              128.8
        Expected return on assets..........................         (125.6)            (194.4)            (191.0)
        Curtailment gain...................................            -                 (3.5)               -
        Net amortization...................................           95.3               42.6               57.5
        Plan amendments....................................            1.8                -                  -
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $       146.0       $       20.4       $       34.3
                                                            =================   ================   =================

        Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Projected benefit obligation, beginning of year.......................   $    2,181.1       $    2,222.1
        Service cost..........................................................           30.3               33.6
        Interest cost.........................................................          136.2              134.1
        Actuarial losses (gains)..............................................           68.8              (27.6)
        Plan curtailment......................................................            -                (13.1)
        Benefits paid.........................................................         (177.0)            (168.0)
        Plan amendments.......................................................            1.8                -
                                                                                ----------------   -----------------
        Projected Benefit Obligation, End of Year..............................  $    2,241.2       $    2,181.1
                                                                                ================   =================

        The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2009               2008
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

        Pension plan assets at fair value, beginning of year....................   $    1,460.4      $     2,415.7
        Actual return on plan assets............................................          104.1             (813.6)
        Contributions...........................................................           31.8               35.6
        Benefits paid and fees..................................................         (190.3)            (177.3)
                                                                                  ----------------  -----------------
        Pension plan assets at fair value, end of year..........................        1,406.0            1,460.4
        PBO.....................................................................        2,241.2            2,181.1
                                                                                  ----------------  -----------------
        Excess of PBO Over Pension Plan Assets..................................   $     (835.2)     $      (720.7)
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $835.2 million and $720.7 million at December 31, 2009 and 2008, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,241.2 million and $1,406.0 million, respectively at December 31, 2009 and $2,181.1 million and $1,460.4 million, respectively, at December 31, 2008. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,206.4 million and $1,406.0 million, respectively, at December 31, 2009 and $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008. The accumulated benefit obligation for all defined benefit pension plans were $2,206.4 million and $2,137.7 million at December 31, 2009 and 2008, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2009 and 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2009                 2008
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................... $      1,492.9       $      1,497.0
        Unrecognized prior service cost.....................................            7.5                  3.2
        Unrecognized net transition asset...................................            (.5)                 (.6)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.9       $      1,499.6
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $124.0 million, $(0.9) million, and (0.1) million, respectively.

        The following table discloses the allocation of the fair value of total plan assets for the qualified plans of the Company at December 31, 2009 and 2008:

                                                                                     DECEMBER 31,
                                                                            ------------------------
                                                                               2009         2008
                                                                            -----------  -----------
                                                                                  (IN MILLIONS)

       Fixed maturities..................................................        45.3%       27.9%
       Equity securities.................................................        37.0        54.1
       Equity real estate................................................        11.6        16.7
       Cash and short-term investments...................................         6.1         1.3
                                                                                -------     ------
                                                                                100.0%      100.0%
                                                                                =======     ======

        The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% equity real estate and other investments. Prior to this change, the target asset mix included equity securities, fixed maturities and real estate at 65%, 25% and 10%, respectively. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

        During fourth quarter 2008, a short-term hedge program were executed by the AXA Equitable qualified pension plans to minimize further downside equity risk, which in 2009 was extended for a period of one year.

        The following table discloses the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2009.

                                                                       AT DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        ASSET CATEGORIES
        Fixed maturities:
          Corporate............................. $        -       $       414.8     $         -       $      414.8
          US Treasury, government
            and agency..........................          -               192.4               -              192.4
          States and political subdivisions.....          -                 9.2               -                9.2
          Foreign governments...................          -                 -                 -                -
          Commercial mortgage-backed............          -                 -                 -                -
          Asset-backed..........................          -                 -                 -                -
          Other structured debt.................          -                 -                 6.5              6.5
        Common and preferred equity.............        574.7               1.4               -              576.1
        Mutual funds............................          5.0               -                 -                5.0
        Hedge funds.............................          -                 6.5               -                6.5
        Derivatives, net........................        (95.9)              -                 -              (95.9)
        Private real estate investment funds....          -                 -                12.1             12.1
        Private investment trusts...............          -                44.4             146.7            191.1
        Commercial mortgages....................          -                 -                 1.8              1.8
        Cash and cash equivalents...............         32.0               1.4               -               33.4
        Short-term investments..................         29.2              23.8               -               53.0
                                                ---------------  ----------------  ---------------   ---------------
          Total................................. $      545.0     $       693.9     $       167.1     $    1,406.0
                                                ===============  ================  ===============   ===============

        At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprise approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $146.7 million in a private real estate investment trust through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified plan assets.

        The table below presents a reconciliation for all Level 3 qualified plan assets at December 31, 2009.

                                                           PRIVATE REAL
                                                              ESTATE         PRIVATE
                                             FIXED          INVESTMENT     INVESTMENT      COMMERCIAL
                                          MATURITIES(1)       FUNDS          TRUSTS        MORTGAGES       TOTAL
                                          -------------   -------------   ------------   -------------   ----------
                                                                    (IN MILLIONS)

       Balance at
        December 31, 2008.............    $        5.9    $       15.4    $      224.4   $        2.1    $   247.8
       Actual return on Plan assets:
          Relating to assets still
          held at December 31, 2009...              .6            (2.6)          (77.7)           (.1)       (79.8)
          Relating to assets sold
          during 2009.................             -               (.1)            -               .1          -
       Purchases, sales, issues
        and settlements, net..........             -               (.6)            -              (.3)         (.9)
       Transfers into/
        out of Level 3................             -               -               -              -            -
       Balance at                         ------------    ------------    ------------   ------------    ----------
        December 31, 2009.............    $        6.5    $       12.1    $      146.7   $        1.8    $   167.1
                                          =============   =============   ============   =============   ===========

        (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

        The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2009 and 2008 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2009 and 2008.

                                                                                   2009               2008
                                                                               -------------      -------------
       Discount rates:
         Benefit obligation...............................................         6.00%              6.50%
         Periodic cost....................................................         6.50%              6.25%(1)

       Rates of compensation increase:
         Benefit obligation and periodic cost.............................         6.00%              6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost).....................................         6.75%              8.50%

        (1) For pension plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. The decrease in the expected long-term rate of return assumption in 2009 reflected the revised asset allocation strategy implemented in January 2009.

        Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $15.5 million, $17.3 million and $18.9 million for 2009, 2008 and 2007, respectively.

        The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2010, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2009 and include benefits attributable to estimated future employee service.

                                                              PENSION
                                                              BENEFITS
                                                          ----------------
                                                            (IN MILLIONS)
                               2010...................... $       185.7
                               2011......................         194.1
                               2012......................         195.7
                               2013......................         194.7
                               2014......................         194.1
                               Years 2015-2019...........         947.9

        AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), a direct wholly owned subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding Units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding Units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding Units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $221.1 million, $133.1 million and $289.1 million for 2009, 2008 and 2007, respectively. As further described in Note 13, the cost of the 2009 awards made in the form of restricted Holding Units was measured, recognized, and disclosed as a share-based compensation program.


13)     SHARE-BASED COMPENSATION AND OTHER COMPENSATION PROGRAMS

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $78.4 million, $33.8 million and $81.2 million for share-based payment arrangements as further described herein.

        Performance Units. On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4.3 million and equity settlements of the remainder with approximately 46,615 restricted AXA ADRs for aggregate value of approximately $0.8 million.

        On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on the last day of the vesting period. For 2009, the Company recognized compensation expense of approximately $4.6 million in respect of the March 20, 2009 grant of performance units.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        For 2009, 2008 and 2007, the Company recognized compensation costs of $4.6 million, $5.5 million and $11.6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards are, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2009 and 2008 was $17.5 million and $17.3 million, respectively. Approximately 718,754 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing one-half of the award granted on March 31, 2009.

        Option Plans. On March 20, 2009, approximately 1.7 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 10.00 Euros. Approximately 1.4 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.3 million have a four-year cliff vesting term. In addition, approximately 0.2 million of the total options awarded on March 20, 2009 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between March 20, 2009 and March 20, 2013. All of the options granted on March 20, 2009 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $3.7 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2009, the expense associated with the March 20, 2009 grant of options was approximately $1.4 million.

        On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding Units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $22.9 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding Units generally vest ratably over a five year period.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). The aggregate number of AllianceBernstein Holding Units subject to options granted or otherwise awarded under its long-term incentive compensation plans, may not exceed 41.0 million. At December 31, 2009, approximately 19.6 million options to purchase AllianceBernstein Holding Units and 15.2 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum.

        A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2009 follows:

                                                                     Options Outstanding
                           ------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------   ------------------------------   ---------------------------------
                                                Weighted                          Weighted                           Weighted
                               Number           Average             Number         Average          Number            Average
                             Outstanding        Exercise         Outstanding       Exercise       Outstanding         Exercise
                            (In Millions)        Price          (In Millions)       Price        (In Millions)         Price
                           --------------    ---------------   --------------   -------------   ---------------  ----------------
Options outstanding at
   January 1, 2009........          13.8     (euro)    26.54           12.3      $     20.40             6.7     $        66.11
Options granted...........           2.1     (euro)    10.78             .2      $     12.00             6.6     $        17.06
Options exercised.........            .3     (euro)     -              (1.0)     $     16.01             -       $         -
Options forfeited, net....          (1.2)    (euro)    27.06            (.6)     $     26.74            (0.9)    $        45.09
Options expired...........           -                                  -                                (.3)    $        30.21
                           --------------                     ---------------                   ---------------
Options Outstanding at
   December 31, 2009......          15.0     (euro)    23.75           10.9      $     19.95            12.1     $        41.79
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -                        $     64.4                      $         -
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.92                               3.18                               -
                           ==============                     ===============                   ===============
Options Exercisable at
   December 31, 2009......           6.2     (euro)    24.85           10.9      $     19.4              2.8     $        51.91
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -(2)                     $     64.0                      $         -(2)
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           5.54                               3.16                             2.9
                           ==============                     ===============                   ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2009 of the respective underlying shares over the strike prices of the option awards.

        (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2009 was $15.8 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2009, 2008 and 2007 were $7.7 million, $43.5 million and $141.4 million, respectively, resulting in amounts currently deductible for tax purposes of $2.7 million, $14.6 million and $48.0 million, respectively, for the periods then ended. In 2009, 2008 and 2007, windfall tax benefits of approximately $2.3 million, $10.0 million and $34.3 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2009, AXA Financial held 1.3 million AXA ADRs in treasury at a weighted average cost of approximately $25.38 per ADR, of which approximately 1.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. These call options expired on November 23, 2009. During 2009, AXA Financial utilized approximately 1.0 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2009, 2008 and 2007, respectively.

                                                 AXA Ordinary Shares               AllianceBernstein Holding Units
                                           ---------------------------------   ----------------------------------------
                                             2009       2008        2007           2009          2008         2007
                                           --------   ---------   ----------   ------------   ----------   ------------

        Dividend yield....................  10.69%      7.12%       4.10%         5.2-6.1%        5.4%       5.6-5.7%

        Expected volatility...............   57.5%      34.7%       27.5%          0-44.6%       29.3%     27.7-30.8%

        Risk-free interest rates..........   2.74%      4.19%       4.40%         1.6-2.1%        3.2%       3.5-4.9%

        Expected life in years............    5.5        6.0         5.5          6.0-6.5         6.0        6.0-9.5

        Weighted average fair value per
          option at grant date............ $ 2.57     $ 5.70      $ 9.61       $     3.52     $ 10.85      $   15.96

        For 2009, 2008 and 2007, the Company recognized compensation costs for employee stock options of $20.2 million, $27.0 million, and $38.8 million, respectively. As of December 31, 2009, approximately $53.5 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 4.2 years.

        Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding Units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding Units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

        In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding Units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding Units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding Unit awards was approximately $256.6 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Holding Unit. These Holding Units vest ratably over a 5-year period and are subject to accelerated vesting.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $44.6 million, $6.1 million and $8.6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2009, approximately 12.5 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2009, approximately $236.6 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.9 years.

        The following table summarizes unvested restricted AXA ADR activity for 2009.

                                                                  Weighted
                                                 Shares of        Average
                                                Restricted       Grant Date
                                                   Stock         Fair Value
                                              --------------   ---------------

        Unvested as of January 1, 2009.......      461,102      $      31.92
        Granted..............................       63,088      $      12.30
        Vested...............................      118,626      $      22.31
        Forfeited............................        1,079
                                              --------------
        Unvested as of December 31, 2009.....      404,485      $      31.74
                                              ==============

        Restricted AXA ADRs vested in 2009, 2008 and 2007 had aggregate vesting date fair values of approximately $1.5 million, $3.3 million and $7.0 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $5.6 million.

        Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(0.5) million, $(5.5) million and zero for 2009, 2008 and 2007, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2009 and 2008 was $0.7 million and $1.2 million, respectively. At December 31, 2009, 133,266 tandem SARs/NSOs were outstanding, for which the SARs component had maximum value of $2.0 million. Approximately 80% of these tandem SARs/NSOs expired on February 16, 2010, with the remainder to expire in third quarter 2010. During 2009, 2008 and 2007, respectively, approximately 11,368, 0.7 million and 0.4 million of these awards were exercised at an aggregate cash-settlement value of $0.1 million, $9.2 million and $7.2 million.

        SARs. On March 20, 2009, 129,722 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 10.00 Euros as of the date of exercise. At December 31, 2009, 731,959 million SARs were outstanding, having weighted average remaining contractual term of 8.0 years. The accrued value of SARs at December 31, 2009 and 2008 was $1.1 million and $0.4 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2009, 2008 and 2007, the Company recorded compensation expense for SARs of $0.7 million, $(2.3) million and $1.0 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        AXA Shareplan. In 2009, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to reserve a subscription to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2009. Similar to the AXA Shareplan programs previously offered in 2001 through 2008, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price of $22.06 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at the same formula discounted price on a leveraged basis with a guaranteed return of initial investment plus a variable percentage of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $7.0 million in 2009, $1.1 million in 2008 and $27.7 million in 2007 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2009, 2008 and 2007 primarily invested under Investment Option B for the purchase of approximately 5.5 million, 6.5 million and
        5.3 million AXA ordinary shares, respectively.

        AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2009, 2008 and 2007, respectively, AXA Financial Group recognized compensation expense of approximately $1.8 million, $1.9 million and $5.4 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

14)     NET INVESTMENT (LOSS) INCOME AND INVESTMENT GAINS (LOSSES), NET

        The following table breaks out Net investment (loss) income by asset category:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,582.3        $    1,668.6       $    1,728.5
        Mortgage loans on real estate......................         231.3               251.7              233.5
        Equity real estate.................................           5.7                11.7               14.2
        Other equity investments...........................         (67.8)             (110.9)             236.6
        Policy loans.......................................         238.3               251.3              255.9
        Short-term investments.............................          20.5                30.8               55.1
        Derivative investments.............................      (3,079.4)            7,302.1               86.6
        Broker-dealer related receivables..................          14.8                65.5              234.6
        Trading securities.................................         137.2              (343.5)              29.5
        Other investment income............................          14.2                27.9               51.7
                                                            -----------------   ----------------   -----------------
          Gross investment (loss) income...................        (902.9)            9,155.2            2,926.2

        Investment expenses................................         (73.2)              (64.7)             (78.1)
        Interest expense...................................          (4.4)              (36.5)            (194.4)
                                                            -----------------   ----------------   -----------------

        Net Investment (Loss) Income.......................  $     (980.5)       $    9,054.0       $    2,653.7
                                                            =================   ================   =================

        For 2009, 2008 and 2007, respectively, Net investment (loss) income from derivatives included $(1,769.1) million, $6,622.6 million and $16.4 million of realized (losses) gains on contracts closed during those periods and $(1,310.3) million, $679.5 million and $70.2 million of unrealized (losses) gains on derivative positions at each respective year end.

        Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $        (2.5)      $     (367.3)      $      (55.6)
        Mortgage loans on real estate......................            -                  2.3                7.8
        Equity real estate.................................            (.1)              (1.6)               7.3
        Other equity investments...........................           53.3               11.5               16.9
        Other(1)...........................................            3.0               16.6               16.4
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $        53.7       $     (338.5)      $       (7.2)
                                                            =================   ================   =================

        (1) In 2008 and 2007, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million and $15.5 million for 2008 and 2007, respectively. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2009, no gain or loss was recorded on these transactions.

        Writedowns of fixed maturities were $163.4 million, $285.9 million and $79.0 million in 2009, 2008 and 2007, respectively. There were no writedowns of mortgage loans on real estate in 2009, 2008 and 2007. There were no writedowns of equity real estate in 2009, 2008 and 2007.

        For 2009, 2008 and 2007, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $2,900.7 million, $324.4 million and $1,554.6 million. Gross gains of $319.5 million, $3.3 million and $12.6 million and gross losses of $127.8 million, $94.5 million and $20.3 million were realized on these sales in 2009, 2008 and 2007, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2009, 2008 and 2007 amounted to $2,353.4 million, $(2,525.8) million and $(376.4) million, respectively.

        For 2009, 2008 and 2007, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $39.5 million, $47.7 million and $52.7 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, Attributable to AXA Equitable,
          beginning of year................................ $     (1,270.8)     $       103.6      $       282.2
        Changes in unrealized investment gains
          (losses) on investments..........................        2,494.0           (2,608.8)            (380.5)
        Impact of unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................           58.2             (163.7)              24.8
            DAC............................................         (578.4)             582.0               83.5
            Deferred income tax (expense) benefit..........         (704.6)             746.2              103.4
                                                            -----------------   ----------------   -----------------
        Total..............................................           (1.6)          (1,340.7)             113.4
        Less: Changes in unrealized investment (gains)
          losses attributable to noncontrolling interest...          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $       (67.8)      $    (1,270.8)     $       103.6
                                                           =================   ================   =================

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities............................... $         33.0      $    (2,450.4)     $       155.5
            Other equity investments.......................            8.5               (2.1)               0.8
                                                            -----------------   ----------------   -----------------
              Total........................................           41.5           (2,452.5)             156.3
          Impact of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................          (70.4)            (128.6)              35.1
            DAC............................................          (23.3)             555.1              (26.9)
            Deferred income tax (expense) benefit .........           (0.6)             704.0              (42.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................          (52.8)          (1,322.0)             122.3
        Less: (Income) loss attributable to
          noncontrolling interest..........................          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $        (67.8)     $    (1,270.8)     $       103.6
                                                            =================   ================   =================

15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:
          Current (benefit) expense .......................  $       (81.1)      $     (319.7)      $      464.0
          Deferred (benefit) expense.......................       (1,191.0)           2,010.2              288.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax (benefit) expense..............  $    (1,077.5)      $    1,885.1       $      937.5
        Noncontrolling interest............................         (104.8)            (132.3)            (227.3)
        Separate Accounts investment activity..............          (71.6)             (66.5)             (52.0)
        Non-taxable investment (loss) income...............          (26.9)              26.1              (21.7)
        Adjustment of tax audit reserves...................           (7.4)               9.9               21.5
        State income taxes.................................           11.6               20.5               50.2
        AllianceBernstein Federal and foreign taxes........            6.3              (53.3)              40.2
        Other..............................................           (1.8)               1.0                4.1
                                                            -----------------   ----------------   -----------------
        Income Tax (Benefit) Expense.......................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2009                  December 31, 2008
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $     438.0      $        -        $      297.1      $       -
        Reserves and reinsurance...............          -               878.7               -            1,465.8
        DAC....................................          -             2,307.6               -            2,209.5
        Unrealized investment losses...........         40.2               -               683.6              -
        Investments............................          -               584.7               -              722.2
        Other..................................         67.0               -                 -               47.0
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     545.2      $    3,771.0      $      980.7      $   4,444.5
                                                ===============  ================  ===============   ===============

        The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2009, $534.4 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $88.1 million would need to be provided if such earnings were remitted.

        At December 31, 2009, the total amount of unrecognized tax benefits was $599.9 million, of which $425.5 million would affect the effective rate and $174.4 million was temporary in nature. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million, of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2009 and 2008 were $81.0 million and $77.3 million, respectively. Tax (benefit) expense for 2009, 2008 and 2007, respectively, reflected $3.7 million, $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                    2009               2008               2007
                                                              ----------------   ----------------   ----------------
                                                                                   (IN MILLIONS)
       Balance at January 1...............................    $         428.6    $         343.6    $         325.2
       Additions for tax positions of prior years.........              146.2               81.3               19.2
       Reductions for tax positions of prior years........              (50.2)              (4.9)              (1.5)
       Additions for tax positions of current years.......                1.3                 .9                3.4
       Reductions for tax positions of current year.......                -                  -                 (0.3)
       Settlements with tax authorities...................               (5.8)               7.7               (2.4)
                                                              ----------------   ----------------   ----------------
       Balance, December 31...............................    $         520.1    $         428.6    $         343.6
                                                              ================   ================   ================

        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by state and local tax authorities. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

        In 2009, IRS examinations for years subsequent to 2003 for the Company have been initiated. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2009 and 2008. The following tables reconcile the Earnings (losses) from discontinued operations, net of income taxes and Gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years in the period ended December 31, 2009:

                                                                          2009          2008            2007
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)

       EARNINGS (LOSSES) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $     (9.7)    $   (27.5)     $      (.1)
       Real estate held-for-sale.....................................        12.4          22.7             6.8
       Disposal of business - Enterprise.............................         -             -               1.0
                                                                      -------------  ------------   -------------
       Total.........................................................  $      2.7     $    (4.8)     $      7.7
                                                                      =============  ============   =============

       GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      -       $     6.3      $      3.2
       Disposal of business - Enterprise.............................         -             -               (.4)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      -       $     6.3      $      2.8
                                                                      =============  ============   =============

        During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $123.5 million. Proceeds on the sale that were received by Wind-up Annuities' were $319.6 million. In connection with the sale, Wind-up Annuities acquired a $150.0 million mortgage from the affiliate on the property sold and a $50.3 million interest in another equity real estate property from continuing operations.

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multi-manager Funds Trust, AXA Enterprise Funds Trust and The Enterprise

        Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. In 2007, $0.7 million pre-tax ($0.4 million post-tax) of severance and transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007, on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2009 and 2008, there were no impairments recorded on intangible assets associated with AXA Enterprise Fund's investment management contracts based upon fair value. At December 31, 2009 and 2008, there were no assets or liabilities related to these operations.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, and which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established. Due to the significant decline in in-force business, at December 31, 2009 the remaining assets and liabilities of the Wind-up Annuities were consolidated into the Company's consolidated balance sheet on a line-by-line basis.

        The Company evaluates the need for an allowance for future losses quarterly; the process involved comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment was required. Investment and benefit cash flow projections were updated annually as part of the Company's annual planning process. If the Company's analysis in any given period indicates that an allowance for future losses was not necessary, any current period Wind-up Annuities' operating losses or earnings were recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2009, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involved numerous estimates and subjective judgments regarding the expected performance of invested assets held for the Wind-up Annuities' business and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, the establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                  2009(1)                2008
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $530.5 and $661.8)..............................  $      543.5         $      602.1
        Mortgage loans on real estate........................................         150.4                  1.2
        Equity real estate...................................................          92.2                162.2
        Other invested assets................................................          84.4                  1.3
                                                                              -----------------    -----------------
          Total investments..................................................         870.5                766.8
        Other assets.........................................................            .5                 77.1
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      871.0         $      843.9
                                                                              =================    =================

        Policyholders liabilities............................................  $      705.1         $      723.4
        Other liabilities....................................................         165.9                120.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      871.0         $      843.9
                                                                              =================    =================

        (1) Amounts are now included in the consolidated balance sheet at December 31, 2009 on a line-by-line basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $10.2, $19.3 and $19.6)..............  $        60.0       $       64.0       $       64.9
        Investment (losses) gains, net:
          Total OTTI losses................................           (5.1)              (5.6)              (8.6)
          Portion of loss recognized in other
             comprehensive income..........................            -                  -                  -
                                                            -----------------   ----------------   -----------------
               Net impairment losses recognized............           (5.1)              (5.6)              (8.6)
          Other investment (losses) gains, net.............           (1.3)                .8                7.8
                                                            -----------------   ----------------   -----------------
                 Total investment losses, net..............           (6.4)              (4.8)               (.8)
                                                            -----------------   ----------------   -----------------
        Policy fees, premiums and other income.............           (2.8)                .1                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           50.8               59.3               64.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           69.2              101.7               80.0
        Losses charged to the
          allowance for future losses......................            -                  -                (15.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (18.4)             (42.4)               (.1)

        Income tax benefit ................................            8.7               14.9                -
                                                            -----------------   ----------------   -----------------

        Losses from Wind-up Annuities......................  $        (9.7)      $      (27.5)      $        (.1)
                                                            =================   ================   =================

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments........... $          9.2      $    (1,322.0)     $       122.3
        Defined benefit pensions plans.....................         (967.9)            (964.8)            (371.5)
        Impact of implementing new accounting guidance,
          net of taxes.....................................          (62.0)               -                  -
                                                            -----------------   ----------------   -----------------
        Total accumulated other
          comprehensive loss...............................       (1,020.7)          (2,286.8)            (249.2)
        Accumulated other comprehensive (income) loss
          attributable to noncontrolling interest..........          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Accumulated Other Comprehensive Loss Attributable
          to AXA Equitable................................. $     (1,035.7)     $    (2,235.6)     $      (267.9)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period..................................... $      2,391.1      $    (2,533.5)     $      (357.8)
          (Gains) losses reclassified into net (loss)
            earnings during the period.....................         (164.9)              75.3               22.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......        2,556.0           (2,608.8)            (380.5)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................       (1,224.8)           1,164.5              211.7
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses),
          net of adjustments...............................        1,331.2           (1,444.3)            (168.8)
        Change in defined benefits pension plans...........           (3.1)            (593.3)              78.0
                                                            -----------------   ----------------   -----------------
        Total other comprehensive income (loss),
          net of income taxes..............................        1,328.1           (2,037.6)             (90.8)
        Other comprehensive (income) loss
          attributable to noncontrolling interest..........          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Other Comprehensive Income (Loss)
          Attributable to AXA Equitable.................... $      1,261.9      $    (1,967.7)     $      (100.6)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2009, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2010-2014 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2010 and the four successive years are $203.9 million, $205.2 million, $212.5 million, $218.8 million, $210.7 million and $2,243.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2010 and the four successive years is $8.4 million, $5.4 million, $4.0 million, $3.9 million, $3.6 million and $9.4 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2010 and the four successive years is $0.6 million, $0.5 million, $0.4 million, $0.2 million, $0.1 million and zero thereafter.

        Restructuring
        -------------

        As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009                2008               2007
                                                            ------------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.......................... $        59.6      $        30.7      $        18.3
        Additions  .........................................          79.1               67.9               24.9
        Cash payments ......................................        (111.5)             (33.8)             (10.8)
        Other reductions....................................          (6.9)              (5.2)              (1.7)
                                                            ------------------  -----------------  ------------------
        Balance, End of Year ............................... $        20.3      $        59.6      $        30.7
                                                            ==================  =================  ==================

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2009, these arrangements include commitments by the Company to provide equity financing of $615.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2009. AXA Equitable had $56.8 million of commitments under existing mortgage loan agreements at December 31, 2009.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2009, AllianceBernstein was not required to perform under the agreement and at December 31, 2009 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In April 2008, the plaintiffs filed a motion for class certification. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction, which was denied by the Court in February 2009. In March 2009, AXA Equitable stipulated to class certification relating to the imposition of a "cap" or "company contribution limit" on the amount it would contribute to retiree's health care costs. In June 2009, AXA Equitable filed an opposition to class certification of the claim in which plaintiffs allege that AXA Equitable improperly replaced certain health care options with purportedly inferior options. In December 2009, the Court denied the health care options class certification, allowing plaintiffs to replead. In January 2010, the plaintiffs filed a second amended complaint. The trial date is currently scheduled for June 2010.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. The resolution of the lawsuits alleging these and other claims in the past have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $311.6 million during 2010. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2009, 2008 and 2007, the Insurance Group statutory net income (loss) totaled $1,782.9 million, $(1,074.8) million and $605.8 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,838.0 million and $3,588.1 million at December 31, 2009 and 2008, respectively. In 2007, AXA Equitable paid $600.0 million in shareholder dividends; no dividends were paid in 2009 and 2008.

        At December 31, 2009, AXA Equitable, in accordance with various government and state regulations, had $84.4 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2010 will approximate $71.0 million.

        At December 31, 2009 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2009.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings and equity on a U.S. GAAP basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock.................................... $        (39.1)     $    (3,414.3)     $        71.7
        Change in AVR......................................          288.9             (808.4)            (167.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          249.8           (4,222.7)             (95.5)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (5,995.3)               3.2              415.1
          DAC..............................................          860.4           (2,089.9)             620.1
          Deferred income taxes............................        1,167.0           (4,116.6)            (677.8)
          Valuation of investments.........................         (659.3)           3,695.4                2.8
          Valuation of investment subsidiary...............         (578.9)           5,046.4              461.7
          Change in fair value of GMIB
             reinsurance contracts.........................       (2,565.9)           1,566.8                6.9
          Pension adjustment..............................            17.0            1,389.7                -
          Premiums and benefits ceded to AXA Bermuda......         5,540.8            2,846.7                -
          Issuance of surplus notes.......................             -             (1,000.0)               -
          Shareholder dividends paid......................             -                  -                600.0
          Changes in non-admitted assets...................           29.5              136.9               19.4
          Other, net.......................................          (32.4)             (12.6)            (150.3)
          U.S. GAAP adjustments for Wind-up Annuities .....         (195.5)             (16.7)              31.2
                                                            -----------------   ----------------   -----------------
        U.S. GAAP Net (Loss) Earnings ..................... $     (2,162.8)     $     3,226.6      $     1,233.6
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................ $      3,115.9      $     3,155.0      $     6,569.3
        AVR................................................          722.0              433.1            1,242.7
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,837.9            3,588.1            7,812.0
        Adjustments:
          Future policy benefits and policyholders'
             account balances..............................       (1,463.6)          (1,487.3)          (2,270.2)
          DAC..............................................        7,745.2            7,482.0            9,019.3
          Deferred income taxes............................       (3,704.9)          (4,585.1)          (1,089.3)
          Valuation of investments.........................          672.8           (2,312.5)             457.1
          Valuation of investment subsidiary...............       (1,018.9)             588.1           (4,458.3)
          Fair value of GMIB reinsurance contracts.........        2,255.8            4,821.7              124.7
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,177.5            3,495.8                -
          Non-admitted assets..............................        1,036.2            1,144.0            1,014.5
          Issuance of surplus notes........................       (1,524.9)          (1,524.9)            (524.8)
          Other, net.......................................         (152.2)             141.3               76.0
          U.S. GAAP adjustments for Wind-up Annuities......            -                 12.4                1.5
                                                            -----------------   ----------------   ------------------
        U.S. GAAP Total AXA Equitable Equity............... $     10,860.9      $    11,363.6      $    10,162.5
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2009               2008               2007
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $       336.3       $    15,075.4     $     6,903.3
       Investment Management (1)..........................         2,941.7             3,542.7           4,561.8
       Consolidation/elimination..........................           (36.0)              (76.5)            (91.4)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     3,242.0       $    18,541.6     $    11,373.7
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $55.6 million, $93.3 million and $128.9 million for 2009, 2008 and 2007, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT (LOSS) EARNINGS FROM CONTINUING                    2009                2008               2007
          OPERATIONS BEFORE INCOME TAXES:                   -----------------   -----------------  -----------------
                                                                                   (IN MILLIONS)

       Insurance..........................................   $    (3,665.7)     $     4,453.8      $     1,278.0
       Investment Management..............................           588.7              932.2            1,400.5
       Consolidation/elimination..........................            (1.7)               (.4)               -
                                                            -----------------   -----------------  -----------------
       Total (Loss) Earnings from Continuing Operations
          before Income Taxes.............................   $    (3,078.7)     $     5,385.6      $     2,678.5
                                                            =================   =================  =================

                                                                                     DECEMBER 31,
                                                                    ------------------------------------------------
                                                                             2009                     2008
                                                                    -----------------------   ----------------------
                                                                                     (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................            $    139,202.3           $    123,757.3
       Investment Management..............................                  10,770.7                 12,520.2
       Consolidation/elimination..........................                     (68.6)                   (11.2)
                                                                    -----------------------   ----------------------
       Total Assets.......................................            $    149,904.4           $    136,266.3
                                                                    =======================   ======================

        In accordance with SEC regulations, securities with a fair value of $947.9 million and $2,547.9 million have been segregated in a special reserve bank custody account at December 31, 2009 and 2008, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2009 and 2008 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2009
        ----
        Total Revenues................ $      1,320.3     $     (1,033.8)     $     1,685.1        $     1,270.4
                                       =================  =================   ==================   ==================

        Loss from Continuing
          Operations, Net of Income
          Taxes....................... $       (315.4)    $     (1,347.4)     $      (140.6)       $      (362.1)
                                       =================  =================   ==================   ==================

        Net Loss, Attributable to
          AXA Equitable............... $       (310.3)    $     (1,343.9)     $      (145.1)       $      (363.5)
                                       =================  =================   ==================   ==================

        2008
        ----
        Total Revenues................ $      3,782.6     $      2,401.3      $     3,377.7        $     8,980.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations, Net of
          Income Taxes................ $        595.6     $        505.1      $        91.6        $     2,032.8
                                       =================  =================   ==================   ==================

        Net Earnings, Attributable to
          AXA Equitable............... $        607.4     $        510.6      $        96.6        $     2,012.0
                                       =================  =================   ==================   ==================

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.




DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                    (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and Chief
75008 Paris, France                    Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management Board
                                       (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of AllianceBernstein Corporation, the general partner of
                                       AllianceBernstein Holding and AllianceBernstein. A former Director of Donaldson, Lufkin and
                                       Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                    Officer (since May 2003), prior thereto, Executive Vice President, Finance, Control and
75008 Paris, France                    Strategy, AXA (January 2000 to May 2003); prior thereto Senior Executive Vice President,
                                       International (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA
                                       Executive Committee (since January 2000); Director, AXA Financial (since November 2003),
                                       AllianceBernstein (since February 1996) and various AXA affiliated companies. Former
                                       Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting          Consulting (since January 2001); Retired Corporate Vice President, Core Business Development
425 East 86th Street, Apt. 12-C        of Bestfoods (June 1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                     (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000). Director
                                       and Chairperson of the Nominating & Governance Committee and Lead Director of DelMonte Foods
                                       Co., Director and Member of the Audit Committee of PACTIV Corporation and Royal Dutch Shell
                                       plc; Former Director, Hunt Corporation (1992 to 2002); Director, AXA Financial and AXA
                                       Equitable (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Former Senior Advisor, Morgan Stanley (June 2000 to 2004); Director/Trustee,
Harborside Financial Center            Morgan Stanley Funds (since June 2000); Director, AXA Financial (since December 2002);
Plaza Two, Second Floor                President and Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean
Jersey City, NJ 07311                  Witter (June 1997 to June 2000); President and Chief Operating Officer -- Dean Witter
                                       Securities, Dean Witter Discover & Co. (1993 to May 1997); Director and Chairman of the
                                       Executive Committee, Georgetown University Board of Regents; Director, The American Ireland
                                       Fund; and a member of The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
SSA & Company                          September 2002). Chief Executive Officer, (since February 2005) of SSA & Company. Prior
315 East Hopkins Avenue                thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003 to
Aspen, CO 81611                        May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003); Director, AXA
                                       Financial (since September 2002); NAVTEQ (May 2004 to 2009); Director, Interval
                                       International (January 1998 to June 2003); Executive Vice President, Hyatt Development
                                       Corporation (1997 to 2000); Director, Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
TD Ameritrade Holding Corporation      November 2002). Chairman of the Board, TD Ameritrade Holding Corporation (since October
4211 South 102nd Street                2008) Prior thereto, Chief Executive Officer (March 2001 to October 2008); Director, AXA
Omaha, NE 68127                        Financial (since November 2002); Senior Vice President, Merrill Lynch & Co., Inc. (1984 to
                                       March 2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(1)

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                       March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                     June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                       (August 1998 to September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                       CIT Group, Inc. (May 1984 to June 2001, June 2002 to February 2010), H. W. Wilson Co. and
                                       Junior Achievement of New York, Inc. and Member and Officer of Rock Valley Tool, LLC.
                                       Director of AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
30 Beekman Place                       2006). Vice Chairman of the Board (Distribution Committee) of The New York Community Trust
Apt. 8A                                (since June 2008). Formerly, Chairperson of New York City Health and Hospitals Corporation
New York, NY 10022                     (June 2004 to June 2008). Prior thereto, Independent Trustee of the Mainstay Funds, c/o New
                                       York Life Insurance Company's family of mutual funds (March 2001 to July 2006). Member of the Distribution Committee of The New York Community Trust (since 2002); Member of the Board of Trustees of the Brooklyn Museum (since 2002); Member of the Council on Foreign Relations
                                       (since 1991). Member of the Board of Directors of Fannie Mae (since December 2008).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                    Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY Life
AXA UK plc                             and MONY America (since May 2006). Chairman of AXA UK plc (since 1997). Prior thereto, Chief
5 Old Broad Street                     Executive Officer (1978 to October 2002) and Director (April 1978 to January 2005) of
London, England EC2N 1AD               Fox-Pitt, Kelton Group Limited. Currently, Chairman of the Investment Committee and Chairman
                                       of the Remuneration and Nomination Committee of AXA UK plc; Member of the Supervisory Board
                                       and Chairman of the Audit Committee and Member of the Compensation Committee of AXA (since
                                       1997); Director of Binley Limited (since 1994); Director of TAWA plc (since 2004); Member of the Board of Governors of Club de Golf Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
The New York Community Trust           2006). President of The New York Community Trust (since 1990). Prior thereto, Executive Vice
909 Third Avenue                       President of The New York Community Trust (1987 to 1990). Director and Chairperson of
New York, NY 10022                     Corporate Governance Committee and Member of Executive and Compensation Committees of
                                       AllianceBernstein Corporation (since July 2002); Director (since 1997) and Chairman of the
                                       Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the Nonprofit Sector
                                       (since May 2005); Trustee of The New School University (since 1999); Chairman of the Board of Governors of the Milano School of Management & Urban Policy (The New School) (since
                                       September 2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May 2006).
Princeton University                   Professor of Politics, IBM Professor of International Studies - Director. Formerly,
Corwin Hall                            Director, Program in European Studies at Princeton University (September 1979 to 2008) and
Princeton, NJ 08544                    Professor of Politics (since September 1979) of Princeton University. Member of AXA's
                                       Supervisory Board (since April 2003); Currently, President of the Advisory Board of Institut
                                       Montaigne; President of the Editorial Board of Comparative Politics; President of the
                                       Editorial Committee of La Revue des Deux Mondes and Politique Americaine; Member of HEC
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Kraus                         International Advisory Board.
AllianceBernstein Corporation          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since February
1345 Avenue of the Americas            2009). Director, Chairman of the Board and Chief Executive Officer of AllianceBernstein
New York, NY 10105                     Corporation (since December 2008). Prior thereto, Executive Vice President of Merrill Lynch
                                       & Co. (September 2008 to December 2008). Prior thereto, Co-Head, Investment Management
                                       Division of Goldman Sachs Group, Inc. (March 1986 to March 2008); also held the following positions: Co-Head of the Financial Institutions Group Tokyo (1990-1996); Partner (1994);
                                       Managing Director (1996). Currently, Director of Keewaydin Camp; Chairman of the Investment
                                       Committee of Trinity College; Chairman of the Board of Overseers of California Institute of
                                       the Arts; and Co-Chair of Friends of the Carnegie International.
------------------------------------------------------------------------------------------------------------------------------------


A(2)

OFFICERS -- DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004 to September 2005, February 2006 to
                                       present) and Chief Executive Officer, MONY Life and MONY America (since July 2004); Chairman of the Board, President (July 2004 to September 2005) and Chief Executive Officer, MONY
                                       Holdings, LLC (July 2004 to November 2007); Director, Chairman of the Board, President (May
                                       2002 to September 2005, February 2006 to present) and Chief Executive Officer, AXA Equitable
                                       (since May 2001); Director, President and Chief Executive Officer, AXA Financial (since May
                                       2001); Chairman of the Board, President (May 2001 to September 2005, February 2006 to
                                       present) and Chief Executive Officer (AXA Equitable Financial Services, LLC (since May
                                       2001); Member of AXA's Management Board (since May 2001); Member of AXA's Executive
                                       Committee; Director (since May 2004) and President (since September 2005), AXA America
                                       Holdings, Inc.; Director, AllianceBernstein Corporation (since May 2001); Director, Chairman of the Board, President (June 2001 to September 2005, January 2006 to present) and Chief
                                       Executive Officer, AXA Equitable Life and Annuity Company (since June 2001); Director and
                                       Chairman, U.S. Financial Life Insurance Company (December 2006 to May 2007); Member of the
                                       Board, American Council of Life Insurers (since January 2007); Director, Chairman of the
                                       Compensation Committee and Member of the Audit Committee and Corporate Governance and
                                       Nominating Committee, KBW, Inc. (since January 2007); Director, Vice Chairman and Member of
                                       Financial Services Roundtable; Director, The Advest Group, Inc. (July 2004 to December
                                       2005); Director and Treasurer, The American Ireland Fund (since 1999); Board of Trustees of
                                       The University of Scranton (1995 to 2002); Former Member of the Investment Company
                                       Institute's Board of Governors (October 2001 to 2005); prior thereto, October 1997 to
                                       October 2000) and Executive Committee (1998 to 2000); Former Trustee of The University of
                                       Pittsburgh; Former Director, St. Sebastian Country Day School (1990 to June 2005); Former
                                       Director, the Massachusetts Bankers Association; President and Chief Operating Officer,
                                       Mellon Financial Corporation (1999 to 2001); Chairman and Chief Executive Officer, Dreyfus
                                       Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------




OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January
                                       2002), AXA Equitable Financial Services, LLC; Director, MONY Assets Corp. (since June 2006);
                                       Director, MONY Benefits Management Corp. (since July 2004); prior thereto, Senior Vice
                                       President and Managing Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to
                                       2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb and
                                       Son, Inc. (1998 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                       (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                       Financial, Inc.; Senior Vice President (since September 1999) AXA Equitable Financial
                                       Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                       Senior Vice President (since December 1999) AXA Equitable Life and Annuity Company; Director
                                       (since January 2006) and Chairman of the Board (June 2003 to March 2005) Frontier Trust
                                       Company, FSB ("Frontier"); Director (since July 1999) AXA Advisors LLC; Senior Vice
                                       President (since July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC
                                       (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(3)

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Executive Vice President (November 2008 to present), Treasurer (July 2004 to present) and
                                       Chief Investment Officer (September 2004 to present) of MONY Financial Services, Inc., MONY
                                       Life and MONY America; prior thereto, Senior Vice President (July 2004 to November 2008).
                                       Executive Vice President (November to present), Treasurer (September 2003 to present) and
                                       Chief Investment Officer (September 2004 to present) of AXA Equitable; prior thereto, Senior
                                       Vice President (July 1997 to November 2008), Vice President (February 1989 to July 1997),
                                       Deputy Treasurer (February 1989 to September 1993). Executive Vice President (November 2008
                                       to present), Treasurer (September 1993 to present) and Chief Investment Officer (September
                                       2004 to present) of AXA Financial, Inc.; prior thereto, Senior Vice President (September
                                       1997 to November 2008); Vice President (May 1992 to September 1997) and Assistant Treasurer
                                       (May 1992 to September 1993). Executive Vice President (November 2008 to present), Treasurer
                                       (September 1999 to present) and Chief Investment Officer (September 2004 to present) of AXA
                                       Equitable Financial Services, LLC; prior thereto, Senior Vice President (September 1999 to
                                       November 2008). Senior Vice President (September 2005 to present) and Treasurer (November
                                       2008 to present) of AXA America Holdings, Inc. Director, Chairman of the Board and President
                                       (July 2004 to December 2005), MONY Capital Management, Inc. Director, Senior Vice President
                                       and Treasurer (since July 2004), MONY Benefits Management Corp. Director and Chairman of the
                                       Board (July 2004 to May 2005), Matrix Private Equities, Inc. and Matrix Capital Markets
                                       Group, Inc. Director, Treasurer (July 2004 to May 2005), and Senior Vice President (since
                                       December 2006); 1740 Advisers, Inc. Director, Executive Vice President and Treasurer (since
                                       July 2004), MONY Asset Management, Inc.; Director (since July 2004) and Chief Financial
                                       Officer (since April 2006), MONY Agricultural Investment Advisers, Inc. President and
                                       Treasurer (since October 2004), MONY International Holdings, LLC. Director, President and
                                       Treasurer (since November 2004), MONY Life Insurance Company of the Americas, Ltd. and MONY
                                       Bank & Trust Company of the Americas, Ltd. Director and Deputy Treasurer (since December
                                       2001), AXA Technology Services. Senior Vice President, Chief Investment Officer (since
                                       September 2004) and Treasurer (since December 1997), AXA Equitable Life & Annuity Company.
                                       Treasurer, Frontier Trust Company, FSB (June 2000 until July 2007); and AXA Network, LLC
                                       (since December 1999). Director (since July 1998), Chairman (since August 2000), and Chief
                                       Executive Officer (since September 1997), Equitable Casualty Insurance Company. Executive
                                       Vice President (since October 2009), Chief Financial Officer (since March 2010) and
                                       Treasurer, AXA Distribution Holding Corporation (since November 1999); and AXA Advisors, LLC
                                       (since December 2001). Director, Chairman, President and Chief Executive Officer (August
                                       1997 to June 2002), Equitable JV Holding Corporation. Director (since July 1997), and Senior
                                       Vice President and Chief Financial Officer (since April 1998), ACMC, Inc. Director,
                                       President and Chief Executive Officer (since December 2003), AXA Financial (Bermuda) Ltd.
                                       Director (since January 2005), Senior Vice President and Chief Investment Officer (since
                                       February 2005), Director (since March 2010), Executive Vice President (since December 2008),
                                       Chief Financial Officer (since March 2010), Chief Investment Officer and Treasurer (since
                                       December 2008), MONY Financial Services, Inc. U.S. Financial Life Insurance Company;
                                       Treasurer (November 2000 to December 2003), Paramount Planners, LLC. Vice President and
                                       Treasurer (March 1997 to December 2002) EQ Advisors Trust. Director (July 1997 to May 2001)
                                       and President and CEO (August 1997 to May 2001), EQ Services, Inc. Director, AXA Alternative
                                       Advisors, Inc. (formerly AXA Global Structured Products); Director, Executive Vice President
                                       and Treasurer (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY Realty
                                       Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Claude Methot                          Executive Vice President of AXA Equitable Financial Services, LLC, AXA Equitable, MONY Life
                                       and MONY America (September 2008 to present); prior thereto, Senior Vice President of AXA
                                       Equitable Financial Services, LLC, AXA Equitable, MONY Life and MONY Life and MONY America
                                       (September 2007 to September 2008). Offer and Innovation Director - Life and P&C in Group
                                       Marketing of AXA Group (date unknown to September 2007); prior thereto, Group Chief Actuary and Director - Product Development of AXA Group (2002 to date unknown); Corporate Actuary of
                                       AXA Group (1999 to 2002).
------------------------------------------------------------------------------------------------------------------------------------



A(4)

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Dziadzio                    Senior Executive Vice President (since January 2010) and Chief Financial Officer (since
                                       December 2006), AXA Equitable, prior thereto, Executive Vice President (September 2004 to
                                       January 2010) and Chief Financial Officer (since December 2006); Executive Vice President and Deputy Chief Financial Officer (September 2005 to December 2006); Executive Vice
                                       President (since July 2004) and Chief Financial Officer (since December 2006), MONY Life and
                                       MONY America, prior thereto, Executive Vice President and Deputy Chief Financial Officer
                                       (September 2005 to December 2006); Executive Vice President (since September 2005) and Chief
                                       Financial Officer (since December 2006), AXA Financial, prior thereto, Executive Vice
                                       President and Deputy Chief Financial Officer (September 2005 to December 2006); Director
                                       (since January 2007), Senior Executive Vice President (since January 2010) and Chief
                                       Financial Officer (since December 2006), AXA Equitable Financial Services, LLC; prior thereto, Executive Vice President (September 2004 to January 2010) and Chief Financial
                                       Officer (since December 2006); Director (since July 2004), AXA Advisors, LLC; Director,
                                       Chairman, President and Chief Executive Officer (since March 2010), ACMC, Inc.; Director and
                                       Executive Vice President (since December 2006), AXA America Holdings, Inc.; Executive Vice
                                       President and Chief Financial Officer (since December 2006), AXA Equitable Life and Annuity
                                       Company; Director, Chairman of the Board, President and Chief Executive Officer (since March
                                       2010), AXA Distribution Holding Corporation, formerly, Executive Vice President and Chief
                                       Financial Officer (December 2006 to March 2010),; Director (since July 2004), MONY Capital
                                       Management, Inc. and MONY Agricultural Investment Advisers, Inc.; Director (since December
                                       2006), Chairman of the Board, President and Chief Executive Officer (since March 2010), MONY
                                       Financial Services, Inc; prior thereto, Executive Vice President and Chief Financial Officer
                                       (December 2006 to March 2010);.Executive Vice President and Chief Financial Officer
                                       (December 2006 to November 2007), MONY Holdings, LLC; 1740 Advisers, Inc. and MONY Asset
                                       Management, Inc.; Director (since November 2004), Frontier Trust Company, FSB; Director
                                       (January 2005 to July 2007), MONY Financial Resources of the Americas Limited. Formerly,
                                       Director (July 2004 to December 2005), The Advest Group, Inc.; Director (July 2004 to
                                       February 2005), MONY Realty Capital, Inc. and MONY Realty Partners, Inc.; Director (July
                                       2004 to May 2005), Matrix Capital Markets Group, Inc. and Matrix Private Equities, Inc.
                                       Business Support and Development (February 2001 to June 2004), GIE AXA; Head of Finance
                                       Administration (November 1998 to February 2001), AXA Real Estate Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President (July 2004 to present) and Chief Accounting Officer (May 2008 to present) of MONY Life and MONY America; prior thereto, Controller (July 2004 to May 2008).
                                       Senior Vice President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of AXA Financial, AXA Equitable, AXA Equitable Financial Services, LLC and MONY
                                       Financial Services, Inc.; prior thereto, Controller (December 1999 to May 2008). Senior Vice
                                       President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of
                                       AXA Equitable Life and Annuity Company. Previously held other Officerships with AXA
                                       Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since July 2005), AXA Equitable. Director
                                       (since November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January
                                       2005), JP Morgan Chase; President and Chief Executive Officer (February 1998 to August
                                       2001), Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
Dave S. Hattem                         Senior Vice President (September 1999 to present) and General Counsel (February 2010 to present) of AXA Equitable and AXA Equitable Financial Services, LLC; prior thereto, Senior
                                       Vice President (September 1999 to present) and Deputy General Counsel (May 2004 to February
                                       2010), Associate General Counsel (September 1999 to May 2004). Senior Vice President and
                                       Deputy General Counsel of AXA Financial, Inc. (September 2008 to present). Senior Vice
                                       President and Deputy General Counsel of MONY Life, MONY America and MONY Financial Services,
                                       Inc. (July 2004 to present). Senior Vice President and Deputy General Counsel of AXA
                                       Equitable Life and Annuity Company (since August 2008). Senior Vice President and Deputy
                                       General Counsel of MONY Holdings, LLC (July 2004 to November 2007).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(5)

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President
                                       (September 2002 to present) AXA Equitable. Senior Vice President (since September 2002) of
                                       AXA Equitable Financial Services, LLC; Director, President and Chief Operating Officer
                                       (since November 2002) AXA Network, LLC; Senior Vice President (since October 2002) AXA
                                       Advisors, LLC. Director, President and Chief Operating Officer (since July 2004), MONY
                                       Brokerage, Inc. and its subsidiaries. Senior Vice President, Product Manager of Solomon
                                       Smith Barney (1996 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life, MONY
                                       America and AXA Equitable Financial Services, LLC. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June
                                       2005), Assistant Vice President and Counsel (December 2001 to June 2003), Counsel (December
                                       1996 to December 2001). Vice President, Secretary and Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice President and Secretary (since September 2005), AXA America
                                       Holdings, Inc. Vice President, Secretary and Associate General Counsel (since June 2005),
                                       AXA Equitable Life and Annuity Company. Vice President, Secretary and Associate General
                                       Counsel (since June 2005), AXA Distribution Holding Corporation. Vice President, Secretary
                                       and Associate General Counsel (June 2005 until November 2007), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                                       AXA Equitable (since September 2002), Senior Vice President, AXA Equitable Financial
                                       Services, LLC (since September 2002); prior thereto, Managing Director, Management
                                       Compensation Group Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY Life and MONY America; prior thereto,
                                       Senior Vice President (March 2005 to September 2005). Senior Executive Vice President and
                                       President, Financial Protection and Wealth Management (since January 2010), AXA Equitable and AXA Equitable Financial Services, LLC; prior thereto, Executive Vice President
                                       (September 2005 to January 2010), Senior Vice President (March 2005 to September 2005).
                                       Director (since December 2005) and Chairman of the Board (since July 2007); prior thereto,
                                       Vice Chairman of the Board (December 2005 until July 2007), AXA Network, LLC, AXA Network of
                                       Connecticut, Maine and New York, LLC, AXA Network Insurance Agency of Massachusetts, LLC.
                                       Director and Vice Chairman of the Board (since January 2006), MONY Brokerage, Inc and its subsidiaries. Director (since February 2007) and Chairman of the Board (since July 2007),
                                       AXA Advisors, LLC. Partner (June 1997 to March 2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006) and Chief Actuary (since September 2005),
                                       AXA Equitable, prior thereto, Senior Vice President (September 2000 to September 2006),
                                       Actuary (May 1998 to September 2005), Vice President (May 1998 to September 2000), Assistant
                                       Vice President (October 1991 to May 1998); Executive Vice President (since September 2006)
                                       and Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior
                                       Vice President (July 2004 to September 2006); Executive Vice President (since September
                                       2006) and Chief Actuary (since September 2005), AXA Equitable Financial Services, LLC, prior thereto, Senior Vice President (September 2000 to September 2006), Actuary (September 1999
                                       to September 2005). Director and Vice President (since December 2003), AXA Financial
                                       (Bermuda) Ltd. Senior Vice President and Appointed Actuary, AXA Equitable Life and Annuity
                                       Company. Director (since May 2007) and President (since January 2008), U.S. Financial Life
                                       Insurance Company, prior thereto, Senior Vice President (December 2004 to January 2008) and
                                       Chief Actuary (August 2006 to January 2008); Appointed Actuary (December 2004 to August
                                       2006). Senior Vice President and Actuary, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present) of MONY
                                       Life and MONY America. Executive Vice President and Chief Information Officer (February 2005
                                       to present); prior thereto, Senior Vice President (September 2004 to February 2005) AXA
                                       Equitable. Senior Vice President (February 2005 to present) of AXA Equitable Financial
                                       Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to September
                                       2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------


A(6)

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                          Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial Services,
                                       LLC, MONY Life Insurance Company and MONY Life Insurance Company of America (since September
                                       2007); Deputy Head of AXA Group Audit, GIE AXA (January 2002 to June 2007); Group Risk
                                       Management Executive, AXA Asia Pacific (October 1997 to December 2001); Group Compliance
                                       Manager and Corporate Lawyer, AXA National Mutual (February 1989 to October 1997); Lawyer,
                                       Molomby & Molomby (Middletons) (February 1986 to January 1989).
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005
                                       to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance Officer
                                       (February 2005 to present), and Deputy General Counsel (February 2010 to present) AXA
                                       Equitable and AXA Equitable Financial Services, LLC, prior thereto, Senior Vice President,
                                       Chief Compliance Officer and Associate General Counsel (February 2005 to February 2010), AXA
                                       Equitable and AXA Equitable Financial Services, LLC, Vice President, Deputy General and
                                       Chief Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice
                                       President and Chief Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                   Executive Vice President (since September 2005), MONY Life and MONY America. Senior
                                       Executive Vice President and President, Retirement Savings (since January 2010), AXA
                                       Equitable and AXA Equitable Financial Services, LLC, prior thereto, Executive Vice President
                                       (September 2005 to January 2010). Director (since August 2005), AXA Advisors, LLC. Director,
                                       Chairman of the Board, President and Chief Executive Officer (since August 2005), AXA
                                       Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency
                                       of Alabama, LLC, AXA Distributors Insurance Agency of Massachusetts, LLC. Chief Executive
                                       Officer (February 2003 to August 2005), John Hancock Financial Services / John Hancock
                                       Funds. Co-Chief Executive Officer (March 2000 to June 2002), Met Life Investors Group.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                                       Executive Vice President and General Counsel, LLC, MONY Holdings, LLC (July 2004 until
                                       November 2007); Senior Executive Vice President, Chief Administrative Officer and Chief
                                       Legal Officer (since January 2010), AXA Equitable. Prior thereto, Executive Vice President
                                       (since September 2001) and General Counsel (November 1999 to January 2010), Senior Vice
                                       President (February 1995 to September 2001), Deputy General Counsel (October 1996 to
                                       November 1999). Executive Vice President and General Counsel (since September 2001), AXA
                                       Financial; prior thereto, Senior Vice President and Deputy General Counsel (October 1996 to
                                       September 2001). Executive Vice President (since September 2001) and General Counsel (since
                                       November 1999), AXA Equitable Financial Services, LLC. Executive Vice President (since
                                       September 2001) and General Counsel (since December 1999), AXA Equitable Life and Annuity
                                       Company. Director, Executive Vice President and General Counsel (since July 2004), MONY
                                       Financial Services, Inc. Director (since January 2007), AXA Distribution Holding
                                       Corporation. Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Mary Fernald                           Senior Vice President and Chief Underwriting Officer of AXA Equitable, AXA Equitable
                                       Financial Services, LLC, MONY Life and MONY America (September 2008 to present); Senior Vice
                                       President, Chief Underwriter of Scottish Re (2000 to September 2008).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(7)

Appendix B

--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)



THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                                   WHICH RELATE TO OUR
------------------------------------------------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2002; and
October 18, 1999, as previously supplemented on May 1, 1998 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements),
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005; June 10, 2005; June 17, 2005; August 31,
2005; February 23, 2006; August 25, 2006; December 11, 2006; May 1,
2007; August 24, 2007; September 24, 2007; October 19, 2007; February
23, 2008; May 1, 2008; July 21, 2008; August 15, 2008 (3 supplements);
December 1, 2008; January 15, 2009; February 23, 2009, August 17, 2009,
September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010....               IL Protector(R) Policies

December 19, 1994; May 1, 1995 through May 1, 2000;
September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001;
December 1, 2001(2); December 14, 2001; February 22, 2002; July 15, 2002;
August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May
1, 2003; May 15, 2003, November 24, 2003; February 10, 2004 (2
supplements); May 1, 2004; August 10, 2004; December 13, 2004;
February 4, 2005; February 23, 2005; May 1, 2005; (3 supplements); June
10, 2005; June 17, 2005; August 31, 2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1, 2007; August 24, 2007; September 24,
2007; October 19, 2007; February 23, 2008; May 1, 2008; July 21, 2008;
August 15, 2008 (4 supplements); December 1, 2008; January 15, 2009;
February 23, 2009, August 17, 2009, September 3, 2009; January 7, 2010;
February 1, 2010; February 5, 2010........................................               Incentive Life Plus(SM) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (3
supplements); June 10, 2005; June 17, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19, 2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (4 supplements); December 1, 2008;
January 15, 2009; February 23, 2009, August 17, 2009, September 3, 2009;
January 7, 2010; February 1, 2010; February 5, 2010.......................               Survivorship 2000(SM) Policies


B(1)

November 27, 1991 and May 1, 1993 through May 1, 2000 and
October 18, 1999, as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements);
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005; (2 supplements); June 10, 2005; June 25,
2005; August 31, 2005; February 23, 2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24, 2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1, 2008; July 21, 2008; August 15, 2008 (3
supplements); December 1, 2008; January 15, 2009; February 23, 2009,
August 17, 2009, September 3, 2009; January 7, 2010; February 1, 2010;
February 5, 2010..........................................................               Incentive Life 2000 (R) and Champion Life
                                                                                         2000 Policies

August 29, 1989; February 27, 1991; May 1, 1990,
May 1, 1993-May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 - May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (2
supplements); June 10, 2005; June 25, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19, 2007; February 23, 2008 (Incentive
Life(R) Policies only); May 1, 2008; July 21, 2008 (Incentive Life(R) Policies
only); August 15, 2008 (3 Incentive Life(R) Policies Supplements); August 15,
2008 (2 Special Offer Policies Supplements); December 1, 2008; January 15,
2009; February 23, 2009 (Incentive Life(R) Policies only), August 17, 2009,
September 3, 2009; January 7, 2010; February 1, 2010; February 5, 2010
(Incentive Life(R) Policies only).........................................               Incentive Life(R) Policies and Special
                                                                                         Offer Policies(2)


----------
(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.

(2)  This supplement applies only to certain groups.

                                                                            B(2)

AXA Equitable Life Insurance Company


VARIABLE LIFE INSURANCE POLICIES



PARAMOUNT LIFE(SM)       SURVIVORSHIP INCENTIVE LIFE(SM)
IL PROTECTOR             INCENTIVE LIFE(R) '02
IL COLI                  SURVIVORSHIP INCENTIVE LIFE(SM) '02
IL COLI '04              INCENTIVE LIFE(R) '06
INCENTIVE LIFE PLUS      INCENTIVE LIFE LEGACY(R)
SURVIVORSHIP 2000        INCENTIVE LIFE LEGACY(R) II
INCENTIVE LIFE(R) 2000   SURVIVORSHIP INCENTIVE LIFE(SM) LEGACY
CHAMPION 2000            INCENTIVE LIFE OPTIMIZER(R)
INCENTIVE LIFE(R)



PROSPECTUS SUPPLEMENT DATED MAY 1, 2010

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2010, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2010), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2010, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.









                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104


   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R), Incentive Life Optimizer(R) and Incentive Life Legacy(R),
                               are issued by and
     are registered service marks of AXA Equitable Life Insurance Company.
            Paramount Life(SM) and Survivorship Incentive Life(SM) are service marks of AXA Equitable Life Insurance Company.


EVM (5/10)                                                              (5/10)
IF/NB                                                                   x02964

                                     PART II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies, AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

The Supplement (in-force) dated May 1, 2010 consisting of 210 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

The signatures.

Written Consent of the following:

         Opinion and consent of counsel (See exhibit 2(a)(viii))

         Consent of PricewaterhouseCoopers LLP (See exhibit 6)

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

  1-A(1)(a)(i)      Certified resolutions re Authority to Market Variable Life
                    Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

  1-A(2)            Inapplicable.

  1-A(3)(a)         See Exhibit 1-A(8).

  1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement, previously filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

  1-A(3)(c)         See Exhibit 1-A(8)(i).

  1-A(4)            Inapplicable.

  1-A(5)(a)         Modified Premium Variable Whole Life Insurance Policy
                    (90-400), previously filed with this Registration Statement
                    File No. 333-17671 on December 11, 1996.

  1-A(5)(b)         Name Change Endorsement (S.97-1), previously filed with this
                    Registration Statement File No. 333-17671 on December 11,
                    1996.

+ 1-A(5)(c)         Accidental Death Benefit Rider (R90-209), previously filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

+ 1-A(5)(d)         Term Insurance Rider on Additional Insured (R90-210),
                    previously filed with this Registration Statement File No.
                    333-17671 on December 11, 1996.

+ 1-A(5)(e)         Children's  Term  Insurance   Rider   (R90-211), previously
                    filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

+ 1-A(5)(f)         Disability Premium Waiver Rider (R90-213), previously filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

+ 1-A(5)(g)         Substitution of Insured Rider (R90-214), previously filed
                    with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

+ 1-A(5)(h)         Term Insurance Rider on Insured (R90-215), previously filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

  1-A(5)(i)         Limitation on Amount of Insurance Rider (R90-211NY),
                    previously filed with this Registration Statement File No.
                    333-17671 on December 11, 1996.

  1-A(5)(j)         Accelerated Death Benefit Rider, previously filed with this
                    Registration Statement File No. 333-17671 on December 11,
                    1996.

  1-A(5)(k)         Free Look Rider, previously filed with this Registration
                    Statement File No. 333-17671 on December 11, 1996.

  1-A(6)(a)(i)      Declaration and Charter of Equitable, as amended January 1,
                    1997, previously filed with this Registration Statement
                    File No. 333-17671 on April 30, 1997.

  1-A(6)(a)(ii)     Restated Charter of AXA Equitable, as amended December 6,
                    2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31,
                    2005.

  1-A(6)(b)(i)      By-Laws of Equitable, as amended November 21, 1996,
                    previously filed with this Registration Statement File No.
                    333-17671 on April 30, 1997.

  1-A(6)(b)(ii)     By-Laws of AXA Equitable, as amended September 7, 2004,
                    incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

  1-A(7)            Inapplicable.

  1-A(8) Distribution and Servicing Agreement among Equico Securities Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

------------
+  State variations not included.

  1-A(8)(i)         Schedule of Commissions, previously filed with this
                    Registration Statement File No. 333-17671 on December 11,
                    1996.

  1-A(9)(a)         Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement File No. 333- 17671 on
                    December 11, 1996.

  1-A(9)(b)(i)      Form of Participation Agreement among EQ Advisors Trust,
                    Equitable, Equitable Distributors, Inc. (now AXA
                    Distributors LLC), and EQ Financial Consultants, Inc. (now
                    AXA Advisors, LLC), incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A
                    (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

  1-A(9)(b)(ii)     Form of Participation Agreement among EQ Advisors Trust,
                    Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors
                    Trust on Form N-1A (File Nos. 333-17217 and 811-07953),
                    filed on January 15, 2004.

  1-A(9)(c)         Form of Participation Agreement among AXA Premier VIP Trust,
                    The Equitable Life Assurance Society of the United States,
                    Equitable Distributors, Inc., AXA Distributors LLC, and AXA
                    Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730, filed on
                    December 5, 2001.

  1-A(9)(d)         Form of Participation Agreement among The Equitable Life
                    Assurance Society of the United States, The Universal
                    Institutional Funds, Inc. and Morgan Stanley Investment
                    Management Inc., incorporated herein by reference to Exhibit
                    No. 1-A(9)(d) to Registration Statement File No. 333-17663, filed on October 8, 2002.

  1-A(9)(e)         Form of Participation Agreement among OCC Accumulation
                    Trust, The Equitable Life Assurance Society of the United
                    States, OCC Distributors LLC and OPCAP Advisors, LLC., incorporated herein by reference to Exhibit No. 1-A(9)(e) to Registration Statement File No. 333-17663, filed on October
                    8, 2002.

  1-A(9)(f)         Participation Agreement by and Among AIM Variable Insurance
                    Funds, A I M Distributors, Inc., AXA Equitable Life
                    Insurance Company, on Behalf of itself and its Separate
                    Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

  1-A(9)(g)         Form of Fund Participation Agreement among AXA Equitable
                    Life Insurance Company, American Century Investment
                    Management, Inc., and American Century Investment Services,
                    Inc., incorporated by reference to the Registration
                    Statement on Form N-4 (File No. 333-160951) filed on
                    November 16, 2009.

  1-A(9)(h)         Participation Agreement among Variable Insurance Products
                    Funds, Fidelity Distributors Corporation, and The Equitable
                    Life Assurance Society of the United States, dated May 1,
                    2003, incorporated by reference to the Registration
                    Statement on Form N-4 (File No. 333-160951) filed on
                    November 16, 2009.

  1-A(9)(i)         Participation Agreement as of July 1, 2005 Franklin
                    Templeton Variable Insurance Products Trust, Franklin/
                    Templeton Distributors, Inc., AXA Equitable Life Insurance
                    Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

  1-A(9)(j)         Form of Fund Participation Agreement among AXA Equitable
                    Life Insurance Company, Goldman Sachs Variable Insurance
                    Trust, Goldman Sachs Asset Management, L.P., and Goldman,
                    Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File
                    No. 333-160951) filed on November 16, 2009.

  1-A(9)(k)         Form of Fund Participation Agreement among AXA Equitable
                    Life Insurance Company, Ivy Funds Variable Insurance
                    Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File
                    No. 333-160951) filed on November 16, 2009.

  1-A(9)(l)         Form of Fund Participation Agreement among AXA Equitable
                    Life Insurance Company, Lazard Retirement Series, Inc., and
                    Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File
                    No. 333-160951) filed on November 16, 2009.

  1-A(9)(m)         Participation Agreement among MFS Variable Insurance Trust,
                    Equitable Life Assurance Society of the United States, and
                    Massachusetts Financial Service Company, dated July 18,
                    2002, incorporated by reference to the Registration
                    Statement on Form N-4 (File No. 333-160951) filed on
                    November 16, 2009.

  1-A(9)(n)         Participation Agreement among T.Rowe Price Equity Series,
                    Inc., T.Rowe Price Investment Services, Inc. and AXA
                    Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

  1-A(9)(o)(a)      Participation Agreement among MONY Life Insurance Company,
                    PIMCO Variable Insurance Trust and PIMCO Funds Distributions
                    LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No.
                    333-160951) filed on November 16, 2009.

  1-A(9)(o)(b)      Form of Third Amendment to the Participation Agreement, (the
                    "Agreement") dated December 1, 2001 by and among MONY Life
                    Insurance Company, PIMCO Variable Insurance Trust, and PIMCO
                    Funds Distributions LLC (collectively, the "Parties") adding
                    AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

  1-A(9)(p)(a)      Participation Agreement among Van Eck Worldwide Insurance
                    Trust, Van Eck Securities Corporation, Van Eck Associates
                    Corporation and MONY Life Insurance Company, dated August 7,
                    2000, incorporated by reference to the Registration
                    Statement on Form N-4 (File No. 333-160951) filed on
                    November 16, 2009.

  1-A(9)(p)(b)      Form of Amendment No. 1 to the Participation Agreement, (the
                    "Agreement") dated August 7, 2000 by and among MONY Life
                    Insurance Company, Van Eck Worldwide Insurance Trust, Van
                    Eck Securities Corporation and Van Eck Associates
                    Corporation (collectively, the "Parties") adding AXA
                    Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

  1-A(10)(a)        Application EV4-200X, previously filed with this
                    Registration Statement File No. 333-17671 on December 11,
                    1996.

  1-A(10)(b)        Distribution Agreement for services by The Equitable Life
                    Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17671, on
                    April 19, 2001.

  1-A(10)(c)        Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17671, on
                    April 19, 2001.

  1-A(10)(d)        General Agent Sales Agreement dated January 1, 2000 between
                    The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration
                    Statement on Form N-4, File No. 2-30070, filed April 19,
                    2004.

  1-A(10)(e)        First Amendment to General Agent Sales Agreement dated
                    January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit
                    3(i) to the Registration Statement on Form N-4, File No.
                    2-30070, filed April 19, 2004.

  1-A(10)(f)        Second Amendment to General Agent Sales Agreement dated
                    January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit
                    3(j) to the Registration Statement on Form N-4, File No.
                    2-30070, filed April 19, 2004.

  1-A(10)(g)        Third Amendment to General Agent Sales Agreement dated as of
                    January 1, 2000 by and between The Equitable Life Assurance
                    Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit
                    3(k) to the Registration Statement on Form N-4 (File No.
                    333-127445), filed on August 11, 2005.

  1-A(10)(h)        Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life
                    Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                    Exhibit 3(l) to the Registration Statement on Form N-4 (File
                    No. 333- 127445), filed on August 11, 2005.

  1-A(10)(i)        Fifth Amendment, dated as of November 1, 2006, to General
                    Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United
                    States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 4(p) to Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

  1-A(10)(j)        Sixth Amendment, dated as of February 15, 2008, to General
                    Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United
                    States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on
                    April 20, 2009.

  1-A(10)(k)        Seventh Amendment, dated as of February 15, 2008, to General
                    Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United
                    States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on
                    April 20, 2009.

  1-A(10)(l)        Eighth Amendment, dated as of November 1, 2008, to General
                    Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United
                    States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on
                    April 20, 2009.

  1-A(10)(m)        Form of Application for Life Insurance (Form AMIGV-2005),
                    incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19,
                    2006.

  1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

Other Exhibits:

  2(a)(i) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

  2(a)(ii) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17671 on April 30, 1997.

  2(a)(iii)         Opinion and Consent of William Schor, Vice President and
                    Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17671 on April
                    27, 1999.

  2(a)(iv) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17671 on August 27, 1999.

  2(a)(v) Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable Life previously filed with this Registration Statement File No. 333-17671 April 27, 2000.

  2(a)(vi) Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable previously filed with this Registration Statement File No. 333-17671 on April 13, 2003.

  2(a)(vii)         Opinion and Consent of Dodie Kent, Vice President and
                    Counsel of Equitable. Previously filed with this Registration Statement No. 333-17671 on April 27, 2004.

  2(a)(viii)        Opinion and Consent of Dodie Kent, Vice President and
                    Associate General Counsel of AXA Equitable, filed herewith.

  2(b)(i) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

  2(b)(ii) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

  2(b)(iii)         Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President
                    of Equitable relating to Exhibits 2(b)(i) and 2(b)(ii), previously filed with this Registration Statement File No.
                    333-17671 on December 11, 1996.

  3                 Inapplicable.

  4                 Inapplicable.

  6                 Consent of PricewaterhouseCoopers LLP, filed herewith.

  7                 Powers of Attorney, filed herewith.

  8 Description of Equitable's Issuance, Transfer and Redemption Procedures for Modified Premium Variable Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333- 17671 on December 11, 1996.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 21st day of April, 2010.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY
                                     (REGISTRANT)

[SEAL]                               By:   AXA EQUITABLE LIFE
                                           INSURANCE COMPANY,
                                           (DEPOSITOR)

                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                              (Dodie Kent)
                                               Vice President and
                                               Associate General Counsel

Attest:  /s/ Dodie Kent
        ---------------------------
            Dodie Kent, Attorney-in-Fact
            Pursuant to Power of Attorney
            April 21, 2010

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 21st day of April, 2010.

                                            AXA EQUITABLE LIFE INSURANCE
                                            COMPANY
                                            DEPOSITOR

                                            By:  /s/ Dodie Kent
                                                --------------------------------
                                                    (Dodie Kent)
                                                     Vice President and
                                                     Associate General Counsel

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                   Senior Executive Vice President and
                                    Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and
                                    Chief Accounting Officer

*DIRECTORS:

Christopher M. Condron          Mary R. (Nina) Henderson     Joseph H. Moglia
Henri de Castries               James F. Higgins             Lorie A. Slutsky
Denis Duverne                   Peter S. Kraus               Ezra Suleiman
Charlynn Goins                  Scott D. Miller              Peter J. Tobin
Anthony J. Hamilton


*By:  /s/ Dodie Kent
     -----------------------
         (Dodie Kent)
          Attorney-in-Fact
          April 21, 2010

                                  EXHIBIT INDEX

Exhibit No.                                                        TAG VALUE
-----------                                                        ---------
99.2(a)(viii)        Opinion and Consent of Dodie Kent              EX-99.2aviii

99.6                 Consent of PricewaterhouseCoopers LLP          EX-99.6

99.7                 Powers of Attorney                             EX-99.7